UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22321

MainStay Funds Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices)                    (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2017

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2017 is filed herewith.

MainStay Balanced Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 34.0%†
	Asset-Backed Securities 3.0%
	Automobile 0.1%
	Capital Automotive REIT Series 2017-1A, Class A1 3.87%, due 4/15/47 (a)	$399,000	$404,540
	Hertz Vehicle Financing LLC Series 2016-1A, Class A 2.32%, due 3/25/20 (a)	400,000	399,533
			804,073
	Other ABS 2.9%
	AIMCO CLO
	Series 2014-AA, Class AR 2.181%, due 7/20/26 (a)(b)	1,000,000	999,996
	Series 2017-AA, Class A 2.593%, due 7/20/29 (a)(b)	500,000	499,986
	Apidos CLO XV Series 2013-15A, Class A1 2.256%, due 10/20/25 (a)(b)	250,000	250,108
	Apidos CLO XXV Series 2016-25A, Class A1 2.616%, due 10/20/28 (a)(b)	1,250,000	1,253,654
	Ares XXIX CLO, Ltd. Series 2014-1A, Class A1R 2.348%, due 4/17/26 (a)(b)	250,000	250,480
	Babson CLO, Ltd. Series 2013-IA, Class A 2.256%, due 4/20/25 (a)(b)	1,235,230	1,236,900
	Canyon Capital CLO, Ltd. Series 2015-1A, Class AS 2.408%, due 4/15/29 (a)(b)	1,310,000	1,309,992
	Cedar Funding IV CLO, Ltd. Series 2014-4A, Class AR 2.386%, due 7/23/30 (a)(b)	1,500,000	1,499,996
	Domino's Pizza Master Issuer LLC Series 2017-1A, Class A2II 3.082%, due 7/25/47 (a)	2,300,000	2,290,593
	Dryden XXXI Senior Loan Fund Series 2014-31A, Class AR 2.238%, due 4/18/26 (a)(b)	820,000	820,700
	Finn Square CLO, Ltd. Series 2012-1A, Class A1R 2.367%, due 12/24/23 (a)(b)	134,059	134,207
	FOCUS Brands Funding LLC Series 2017-1A, Class A2I 3.857%, due 4/30/47 (a)	199,500	202,441
	Galaxy XIV CLO, Ltd. Series 2012-14A, Class AR 2.409%, due 11/15/26 (a)(b)	500,000	500,589
	Galaxy XVI CLO, Ltd. Series 2013-16A, Class A1R 2.167%, due 11/16/25 (a)(b)	500,000	500,027
	Highbridge Loan Management, Ltd.
	Series 2011 A-17, Class A 2.395%, due 5/6/30 (a)(b)	1,000,000	1,000,144
	Series 2015-6A, Class A 2.484%, due 5/5/27 (a)(b)	1,100,000	1,100,466
	LCM, Ltd. Partnership Series 2015-A, Class AR 2.429%, due 7/20/30 (a)(b)	650,000	649,984
	Magnetite XII, Ltd. Series 2015-12A, Class AR 2.488%, due 4/15/27 (a)(b)	1,100,000	1,105,764
	Neuberger Berman CLO XIV, Ltd. Series 2013-14A, Class AR 2.422%, due 1/28/30 (a)(b)	500,000	499,999
	Neuberger Berman CLO XIX, Ltd. Series 2015-19A, Class A1R 2.354%, due 7/15/27 (a)(b)	1,000,000	999,995
	Octagon Investment Partners 30, Ltd. Series 2017-1A, Class A1 2.567%, due 3/17/30 (a)(b)	500,000	501,120
	Octagon Loan Funding, Ltd. Series 2014-1A, Class A1R 2.321%, due 11/18/26 (a)(b)	1,150,000	1,149,993
	Sound Point CLO XVI, Ltd. Series 2017-2A, Class A 2.567%, due 7/25/30 (a)(b)	820,000	819,970
	THL Credit Wind River CLO, Ltd.
	Series 2014-3A, Class AR 2.218%, due 1/22/27 (a)(b)	650,000	649,998
	Series 2017-2A, Class A 2.544%, due 7/20/30 (a)(b)	250,000	249,990
	Series 2012-1A, Class AR 2.608%, due 1/15/26 (a)(b)	250,000	250,831
	Volvo Financial Equipment LLC Series 2016-IA, Class A3 1.67%, due 2/18/20 (a)	200,000	200,111
	Voya CLO, Ltd. Series 2014-2A, Class A1R 2.408%, due 4/17/30 (a)(b)	1,250,000	1,256,149
			22,184,183
	Total Asset-Backed Securities (Cost $22,966,656)		22,988,256

	Corporate Bonds 16.8%
	Aerospace & Defense 0.2%
	BAE Systems PLC 4.75%, due 10/11/21 (a)	1,550,000	1,682,320

	Auto Manufacturers 0.8%
	Daimler Finance North America LLC 2.85%, due 1/6/22 (a)	1,750,000	1,772,862
	Ford Motor Credit Co. LLC 4.25%, due 9/20/22	2,050,000	2,166,668
	General Motors Co. 4.875%, due 10/2/23	1,925,000	2,080,411
			6,019,941
	Banks 5.5%
	Bank of America Corp.
	2.816%, due 7/21/23 (b)	825,000	825,695
	4.45%, due 3/3/26	2,000,000	2,108,964
	Bank of New York Mellon Corp. 2.661%, due 5/16/23 (b)	1,900,000	1,913,009
	Bank of Tokyo-Mitsubishi UFJ, Ltd. 2.35%, due 9/8/19 (a)	375,000	377,817
	BNP Paribas S.A. 3.80%, due 1/10/24 (a)	1,200,000	1,245,469
	Branch Banking & Trust Co. 2.625%, due 1/15/22	1,475,000	1,496,975
	Capital One N.A. 2.35%, due 1/31/20	1,675,000	1,682,789
	Citigroup, Inc.
	2.876%, due 7/24/23 (b)	1,250,000	1,251,470
	4.60%, due 3/9/26	1,500,000	1,590,762
	Cooperatieve Rabobank UA 4.375%, due 8/4/25	1,750,000	1,845,840
	Credit Agricole S.A. 3.375%, due 1/10/22 (a)	1,125,000	1,153,404
	Credit Suisse Group Funding Guernsey, Ltd. 3.80%, due 9/15/22	2,000,000	2,092,560
	Discover Bank 3.20%, due 8/9/21	1,210,000	1,236,879
¤	Fifth Third Bancorp 4.30%, due 1/16/24	2,250,000	2,391,705
	Goldman Sachs Group, Inc.
	2.908%, due 6/5/23 (b)	750,000	751,208
	3.85%, due 1/26/27	800,000	816,280
	5.375%, due 3/15/20	450,000	486,747
	6.00%, due 6/15/20	175,000	193,268
	HBOS PLC 6.75%, due 5/21/18 (a)	1,875,000	1,944,274
	HSBC Bank USA N.A. 6.00%, due 8/9/17	950,000	950,732
	HSBC Holdings PLC 3.262%, due 3/13/23 (b)	1,500,000	1,536,210
	Huntington National Bank
	2.20%, due 4/1/19	675,000	677,002
	2.875%, due 8/20/20	750,000	764,366
¤	JPMorgan Chase & Co. 3.875%, due 9/10/24	3,850,000	3,993,478
	Korea Development Bank 1.50%, due 1/22/18	200,000	199,766
	Morgan Stanley
	2.75%, due 5/19/22	525,000	525,921
	3.591%, due 7/22/28 (b)	800,000	801,264
	4.35%, due 9/8/26	1,750,000	1,836,321
¤	SunTrust Bank, Inc. 2.25%, due 1/31/20	1,500,000	1,508,483
	UBS Group Funding Switzerland A.G. (a)
	4.125%, due 4/15/26	600,000	635,489
	4.253%, due 3/23/28	2,000,000	2,124,146
	Wells Fargo & Co.
	2.625%, due 7/22/22	900,000	901,733
	4.10%, due 6/3/26	550,000	574,095
			42,434,121
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc.
	2.65%, due 2/1/21	1,250,000	1,271,132
	3.65%, due 2/1/26	1,850,000	1,913,492
			3,184,624
	Building Materials 0.5%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25	1,600,000	1,676,077
	Masco Corp.
	3.50%, due 4/1/21	950,000	974,729
	4.45%, due 4/1/25	1,090,000	1,166,485
			3,817,291
	Chemicals 0.4%
	NewMarket Corp. 4.10%, due 12/15/22	1,065,000	1,107,108
	NOVA Chemicals Corp. 5.00%, due 5/1/25 (a)	500,000	502,500
	Westlake Chemical Corp. 3.60%, due 8/15/26	1,500,000	1,507,404
			3,117,012
	Computers 0.1%
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20	525,000	543,287

	Diversified Financial Services 0.2%
	American Express Credit Corp. 1.817%, due 3/18/19 (b)	725,000	729,859
	Discover Financial Services
	3.85%, due 11/21/22	525,000	543,230
	5.20%, due 4/27/22	75,000	82,112
			1,355,201
	Electric 2.1%
	Commonwealth Edison Co. 3.10%, due 11/1/24	300,000	304,809
	Dominion Energy, Inc. 4.104%, due 4/1/21 (c)	1,750,000	1,834,576
	DTE Electric Co. 2.65%, due 6/15/22	1,500,000	1,518,042
	Electricite de France S.A. 2.35%, due 10/13/20 (a)	1,750,000	1,766,525
	Emera U.S. Finance, L.P. 2.70%, due 6/15/21	1,250,000	1,257,905
	Engie S.A. 1.625%, due 10/10/17 (a)	450,000	449,747
	Entergy Corp. 4.00%, due 7/15/22	1,500,000	1,592,573
	Exelon Corp.
	2.85%, due 6/15/20	825,000	841,380
	3.497%, due 6/1/22	1,000,000	1,035,427
	FirstEnergy Transmission LLC 4.35%, due 1/15/25 (a)	1,225,000	1,290,561
	Great Plains Energy, Inc. 4.85%, due 6/1/21	210,000	224,053
	Kansas City Power & Light Co. 7.15%, due 4/1/19	1,000,000	1,087,050
	Niagara Mohawk Power Corp. 2.721%, due 11/28/22 (a)	325,000	325,939
	Southern Co. 2.95%, due 7/1/23	2,750,000	2,763,381
			16,291,968
	Electronics 0.2%
	Amphenol Corp. 3.125%, due 9/15/21	400,000	409,823
	Fortive Corp. 2.35%, due 6/15/21 (a)	1,500,000	1,495,023
			1,904,846
	Food 0.4%
	Ingredion, Inc.
	1.80%, due 9/25/17	250,000	250,036
	4.625%, due 11/1/20	650,000	696,873
	Mondelez International Holdings Netherlands B.V. 2.00%, due 10/28/21 (a)	2,250,000	2,204,820
			3,151,729
	Health Care - Products 0.1%
	Becton Dickinson & Co. 2.894%, due 6/6/22	625,000	629,183

	Insurance 0.5% (a)
	Nationwide Financial Services, Inc. 5.375%, due 3/25/21	1,450,000	1,589,628
	Pricoa Global Funding I 2.20%, due 6/3/21	2,300,000	2,291,368
			3,880,996
	Iron & Steel 0.1%
	Carpenter Technology Corp. 4.45%, due 3/1/23	350,000	357,215
	Reliance Steel & Aluminum Co. 4.50%, due 4/15/23	550,000	584,843
			942,058
	Mining 0.7%
	Anglo American Capital PLC (a)
	4.75%, due 4/10/27	1,500,000	1,597,500
	4.875%, due 5/14/25	1,250,000	1,334,375
	Rio Tinto Finance USA, Ltd. 3.75%, due 6/15/25	2,000,000	2,120,652
			5,052,527
	Miscellaneous - Manufacturing 0.3%
	General Electric Co. 4.375%, due 9/16/20	151,000	162,024
	Siemens Financieringsmaatschappij N.V.
	1.70%, due 9/15/21 (a)	750,000	736,047
	2.70%, due 3/16/22 (a)	1,700,000	1,729,024
			2,627,095
	Oil & Gas 1.0%
	Anadarko Petroleum Corp. 4.85%, due 3/15/21	1,700,000	1,814,267
	BP Capital Markets PLC 3.062%, due 3/17/22	635,000	653,217
	Cenovus Energy, Inc. 4.25%, due 4/15/27 (a)	1,400,000	1,368,104
	Helmerich & Payne International Drilling Co. 4.65%, due 3/15/25	1,050,000	1,115,174
	Nabors Industries, Inc. 5.00%, due 9/15/20	1,210,000	1,210,000
	Petroleos Mexicanos
	3.50%, due 7/23/20	200,000	204,400
	3.50%, due 1/30/23	300,000	294,000
	Shell International Finance B.V. 3.25%, due 5/11/25	1,275,000	1,310,272
			7,969,434
	Pharmaceuticals 0.3%
	Actavis Funding SCS 3.00%, due 3/12/20	800,000	818,714
	Bayer U.S. Finance LLC 2.375%, due 10/8/19 (a)	1,300,000	1,313,567
			2,132,281
	Pipelines 0.6%
	Kinder Morgan, Inc. 5.00%, due 2/15/21 (a)	1,590,000	1,702,845
	Plains All American Pipeline, L.P. / PAA Finance Corp. 8.75%, due 5/1/19	400,000	443,537
	Regency Energy Partners, L.P. / Regency Energy Finance Corp. 5.875%, due 3/1/22	1,500,000	1,660,923
	Spectra Energy Partners, L.P. 2.95%, due 9/25/18	425,000	430,066
	Texas Eastern Transmission, L.P. 2.80%, due 10/15/22 (a)	525,000	520,243
			4,757,614
	Real Estate Investment Trusts 0.5%
	Host Hotels & Resorts, L.P. 6.00%, due 10/1/21	325,000	362,917
	Liberty Property, L.P. 4.40%, due 2/15/24	275,000	292,643
	Mid-America Apartments, L.P. 3.60%, due 6/1/27	750,000	753,651
	Simon Property Group, L.P. 2.625%, due 6/15/22	775,000	783,375
	VEREIT Operating Partnership, L.P. 4.875%, due 6/1/26	1,750,000	1,869,892
			4,062,478
	Semiconductors 0.1%
	Applied Materials, Inc. 3.30%, due 4/1/27	425,000	434,159

	Software 0.6%
	Fidelity National Information Services, Inc. 2.25%, due 8/15/21	2,075,000	2,060,537
	Fiserv, Inc. 4.75%, due 6/15/21	500,000	541,337
	Oracle Corp. 1.90%, due 9/15/21	1,750,000	1,741,919
			4,343,793
	Telecommunications 1.1%
	AT&T, Inc.
	3.90%, due 8/14/27	1,500,000	1,498,425
	3.95%, due 1/15/25	1,500,000	1,534,903
	Telefonica Emisiones SAU 4.103%, due 3/8/27	3,000,000	3,138,333
	Verizon Communications, Inc. 5.15%, due 9/15/23	1,850,000	2,058,279
			8,229,940
	Transportation 0.1%
	Burlington Northern Santa Fe LLC 4.70%, due 10/1/19	400,000	425,006

	Total Corporate Bonds (Cost $126,233,206)		128,988,904

	Foreign Government Bonds 0.1%
	Sovereign 0.1%
	Export-Import Bank of Korea 1.75%, due 2/27/18	200,000	199,870
	Republic of Poland Government International Bond 5.00%, due 3/23/22	150,000	166,050
	Russian Federation (a) 3.50%, due 01/16/19	600,000	610,456

	Total Foreign Government Bonds (Cost $947,436)		976,376

	Mortgage-Backed Securities 1.6%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 1.6%
	BANK Series 2017-BNK5, Class A2 2.987%, due 6/15/60	600,000	616,182
	CD Mortgage Trust Series 2017-CD4, Class A2 3.03%, due 5/10/50	1,200,000	1,239,244
	CFCRE Commercial Mortgage Trust Series 2017-C8, Class A2 2.982%, due 6/15/50	1,600,000	1,641,773
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.855%, due 5/10/47	200,000	212,083
	COMM Mortgage Trust
	Series 2013-THL, Class A2 2.275%, due 6/8/30 (a)(b)	800,000	799,999
	Series 2013-LC13, Class A2 3.009%, due 8/10/46	600,000	607,981
	DBJPM Mortgage Trust Series 2017-C6, Class A2 2.917%, due 6/10/50	1,500,000	1,538,432
	GRACE Mortgage Trust Series 2014-GRCE, Class A 3.369%, due 6/10/28 (a)	400,000	416,508
	JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class A2 3.019%, due 8/15/46	452,593	459,450
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2013-C12, Class A4 4.259%, due 10/15/46 (b)	600,000	651,169
	Series 2013-C13, Class A2 2.936%, due 11/15/46	500,000	507,342
	Series 2017-C33, Class A2 3.14%, due 5/15/50	2,000,000	2,067,610
	Morgan Stanley Capital I Trust Series 2017-H1, Class A2 3.089%, due 6/15/50	1,700,000	1,767,052
	Wells Fargo Commercial Mortgage Trust Series 2016-C33, Class AS 3.749%, due 3/15/59	100,000	103,234

	Total Mortgage-Backed Securities (Cost $12,613,305)		12,628,059

	U.S. Government & Federal Agencies 12.5%
	Federal Home Loan Bank 0.1%
	1.00%, due 9/26/19	650,000	644,117
	1.375%, due 3/18/19	450,000	450,156
			1,094,273
¤	Federal Home Loan Mortgage Corporation 0.7%
	1.00%, due 9/27/17	225,000	224,953
	1.25%, due 8/15/19	650,000	647,775
	1.25%, due 10/2/19	775,000	771,575
	1.35%, due 1/25/19	1,200,000	1,199,276
	1.375%, due 8/15/19	850,000	849,108
	1.50%, due 1/17/20	1,500,000	1,500,393
			5,193,080
¤	Federal National Mortgage Association 1.4%
	1.25%, due 7/26/19	1,000,000	995,536
	1.25%, due 8/17/21	1,200,000	1,176,694
	1.375%, due 2/26/21	300,000	297,019
	1.75%, due 9/12/19	650,000	654,284
	1.875%, due 4/5/22	2,050,000	2,050,627
	1.875%, due 9/24/26	5,400,000	5,151,945
			10,326,105
¤	United States Treasury Notes 10.3%
	0.75%, due 7/31/18	4,800,000	4,776,187
	0.75%, due 9/30/18	12,550,000	12,473,520
	0.75%, due 10/31/18	325,000	322,893
	1.00%, due 9/15/18	3,450,000	3,439,084
	1.00%, due 10/15/19	17,650,000	17,504,529
	1.125%, due 7/31/21	475,000	464,294
	1.375%, due 7/31/19	5,600,000	5,603,062
	1.375%, due 9/30/23	3,575,000	3,443,172
	1.50%, due 6/15/20	16,000,000	16,004,992
	1.50%, due 7/15/20	6,100,000	6,099,286
	1.625%, due 11/15/22	5,600	5,525
	1.875%, due 7/31/22	2,500,000	2,505,273
	2.00%, due 4/30/24	2,950,000	2,934,675
	2.00%, due 6/30/24	1,565,000	1,554,853
	2.125%, due 2/29/24	1,350,000	1,355,168
	2.125%, due 3/31/24	300,000	300,984
	2.375%, due 5/15/27	315,000	317,252
			79,104,749
	Total U.S. Government & Federal Agencies (Cost $95,911,605)		95,718,207

	Total Long-Term Bonds (Cost $258,672,208)		261,299,802

		Shares	Value
	Common Stocks 60.3%
	Aerospace & Defense 1.0%
	General Dynamics Corp.	4,607	904,492
	Huntington Ingalls Industries, Inc.	2,618	539,596
	Lockheed Martin Corp.	3,714	1,084,971
	Orbital ATK, Inc.	5,937	606,643
	Raytheon Co.	5,549	953,152
	Spirit AeroSystems Holdings, Inc., Class A	40,327	2,436,961
	United Technologies Corp.	8,599	1,019,583
			7,545,398
	Air Freight & Logistics 0.2%
	XPO Logistics, Inc. (d)	29,419	1,768,376

	Airlines 1.0%
	American Airlines Group, Inc.	6,011	303,195
	Copa Holdings S.A., Class A	16,936	2,124,791
	Delta Air Lines, Inc.	19,177	946,577
	JetBlue Airways Corp. (d)	60,998	1,337,686
	United Continental Holdings, Inc. (d)	46,118	3,121,266
			7,833,515
	Auto Components 0.2%
	Adient PLC	7,904	517,475
	Goodyear Tire & Rubber Co.	7,116	224,225
	Lear Corp.	3,345	495,696
			1,237,396
	Automobiles 0.3%
	Ford Motor Co.	92,763	1,040,801
	General Motors Co.	29,970	1,078,320
			2,119,121
	Banks 3.9%
	Bank of America Corp.	49,332	1,189,888
	Bank of The Ozarks, Inc.	3,394	146,451
	BankUnited, Inc.	60,154	2,070,501
	BB&T Corp.	23,420	1,108,234
	CIT Group, Inc.	53,831	2,565,047
	Citigroup, Inc.	17,949	1,228,609
	Citizens Financial Group, Inc.	35,632	1,249,971
	Commerce Bancshares, Inc.	30,322	1,759,889
¤	Fifth Third Bancorp	132,939	3,549,471
	First Hawaiian, Inc.	63,636	1,877,262
	Huntington Bancshares, Inc.	5,993	79,407
¤	JPMorgan Chase & Co.	12,984	1,191,931
	KeyCorp	186,259	3,360,112
	M&T Bank Corp.	1,414	230,694
	PNC Financial Services Group, Inc.	8,362	1,077,026
¤	SunTrust Banks, Inc.	71,367	4,088,616
	TCF Financial Corp.	85,545	1,348,189
	U.S. Bancorp	20,500	1,081,990
	Wells Fargo & Co.	19,284	1,040,179
			30,243,467
	Beverages 0.3%
	Coca-Cola Co.	20,820	954,389
	PepsiCo., Inc.	9,270	1,080,975
			2,035,364
	Biotechnology 0.8%
	Alexion Pharmaceuticals, Inc. (d)	7,416	1,018,513
	Amgen, Inc.	6,140	1,071,491
	Biogen, Inc. (d)	3,867	1,119,845
	Gilead Sciences, Inc.	17,208	1,309,357
	United Therapeutics Corp. (d)	10,597	1,360,655
			5,879,861
	Building Products 0.4%
	Johnson Controls International PLC	21,353	831,699
	Owens Corning	36,610	2,454,701
			3,286,400
	Capital Markets 2.2%
	Ameriprise Financial, Inc.	14,782	2,141,616
	Bank of New York Mellon Corp.	23,347	1,238,091
	BlackRock, Inc.	2,443	1,042,013
	Charles Schwab Corp.	21,526	923,465
	CME Group, Inc.	7,510	920,876
	E*TRADE Financial Corp. (d)	7,043	288,763
	Federated Investors, Inc., Class B	39,948	1,151,701
	Franklin Resources, Inc.	26,125	1,169,878
	Goldman Sachs Group, Inc.	4,075	918,220
	Intercontinental Exchange, Inc.	14,068	938,476
	Lazard, Ltd., Class A	40,358	1,885,122
	Legg Mason, Inc.	48,242	1,930,163
	Morgan Stanley	23,664	1,109,842
	State Street Corp.	13,201	1,230,729
	T. Rowe Price Group, Inc.	1,622	134,172
			17,023,127
	Chemicals 1.4%
	Air Products & Chemicals, Inc.	6,447	916,441
	Ashland Global Holdings, Inc.	5,240	340,443
	Dow Chemical Co.	18,123	1,164,222
	LyondellBasell Industries, N.V., Class A	14,012	1,262,341
	Mosaic Co.	106,568	2,572,551
	Olin Corp.	69,538	2,049,980
	PPG Industries, Inc.	8,286	872,101
	Praxair, Inc.	6,924	901,228
	Valvoline, Inc.	17,219	390,355
			10,469,662
	Commercial Services & Supplies 0.4%
	Pitney Bowes, Inc.	126,315	1,988,198
	Waste Management, Inc.	16,194	1,216,979
			3,205,177
	Communications Equipment 1.0%
	ARRIS International PLC (d)	77,389	2,163,796
	Cisco Systems, Inc.	38,550	1,212,397
	EchoStar Corp., Class A (d)	33,238	2,018,544
	Juniper Networks, Inc.	85,367	2,386,008
			7,780,745
	Consumer Finance 0.5%
	American Express Co.	12,544	1,069,125
	Capital One Financial Corp.	11,273	971,507
	Discover Financial Services	4,409	268,684
	Synchrony Financial	37,630	1,140,942
			3,450,258
	Containers & Packaging 0.5%
	Ardagh Group S.A.	5,222	117,182
	Avery Dennison Corp.	609	56,594
	Bemis Co., Inc.	8,269	350,358
	Graphic Packaging Holding Co.	19,779	260,885
	International Paper Co.	155	8,522
	Owens-Illinois, Inc. (d)	74,275	1,775,172
	WestRock Co.	21,091	1,211,045
			3,779,758
	Diversified Consumer Services 0.5%
	Graham Holdings Co., Class B	3,352	1,985,725
	H&R Block, Inc.	72,838	2,221,559
			4,207,284
	Diversified Financial Services 0.3%
	Berkshire Hathaway, Inc., Class B (d)	6,261	1,095,487
	Leucadia National Corp.	46,451	1,209,120
			2,304,607
	Diversified Telecommunication Services 0.3%
	AT&T, Inc.	28,888	1,126,632
	Verizon Communications, Inc.	21,442	1,037,793
			2,164,425
	Electric Utilities 2.8%
	Alliant Energy Corp.	3,108	125,967
	American Electric Power Co., Inc.	15,422	1,087,868
	Duke Energy Corp.	11,034	939,214
	Edison International	43,865	3,451,298
	Entergy Corp.	38,327	2,940,448
	Eversource Energy	38,301	2,328,318
	Exelon Corp.	33,302	1,276,799
	FirstEnergy Corp.	46,312	1,477,816
	Great Plains Energy, Inc.	4,571	141,061
	Hawaiian Electric Industries, Inc.	3,794	125,164
	NextEra Energy, Inc.	6,582	961,564
	PG&E Corp.	16,358	1,107,273
	Pinnacle West Capital Corp.	2,451	212,575
	PPL Corp.	12,255	469,734
	Southern Co.	19,505	934,875
	Xcel Energy, Inc.	76,542	3,621,202
			21,201,176
	Electrical Equipment 0.5%
	Eaton Corp. PLC	14,919	1,167,412
	Emerson Electric Co.	15,429	919,723
	Regal Beloit Corp.	25,275	2,106,671
			4,193,806
	Electronic Equipment, Instruments & Components 0.4%
	Corning, Inc.	38,938	1,134,653
	Jabil, Inc.	75,403	2,299,792
			3,434,445
	Energy Equipment & Services 0.3%
	Halliburton Co.	21,662	919,335
	Oceaneering International, Inc.	8,056	206,637
	Schlumberger, Ltd.	14,130	969,318
	Transocean, Ltd. (d)	55,668	481,528
			2,576,818
	Equity Real Estate Investment Trusts (REITs) 5.2%
	American Homes 4 Rent, Class A	49,448	1,137,798
	Apple Hospitality REIT, Inc.	80,071	1,478,111
	AvalonBay Communities, Inc.	3,023	581,474
	Brandywine Realty Trust	112,827	1,896,622
	Camden Property Trust	6,672	598,478
	Corporate Office Properties Trust	48,292	1,607,641
	DCT Industrial Trust, Inc.	48	2,704
	Digital Realty Trust, Inc.	1,389	160,207
	Equity Commonwealth (d)	11,691	369,202
	Equity Residential	16,356	1,113,189
	Gaming and Leisure Properties, Inc.	56,688	2,150,743
	HCP, Inc.	95,506	3,022,765
	Highwoods Properties, Inc.	42,851	2,207,683
	Hospitality Properties Trust	73,645	2,140,124
	Host Hotels & Resorts, Inc.	158,491	2,957,442
	Lamar Advertising Co., Class A	17,590	1,241,326
	Omega Healthcare Investors, Inc.	67,202	2,122,911
	Outfront Media, Inc.	87,705	2,005,813
	Piedmont Office Realty Trust, Inc., Class A	32,995	693,225
	Prologis, Inc.	14,004	851,583
	Retail Properties of America, Inc., Class A	87,921	1,163,195
	Senior Housing Properties Trust	106,611	2,073,584
	Simon Property Group, Inc.	5,958	944,343
	UDR, Inc.	8,930	349,074
	Uniti Group, Inc. (d)	66,120	1,692,672
	Ventas, Inc.	7,573	510,042
	VEREIT, Inc.	228,592	1,899,600
	Welltower, Inc.	29,659	2,176,674
	Weyerhaeuser Co.	9,950	328,549
	WP Carey, Inc.	1,255	85,980
			39,562,754
	Food & Staples Retailing 0.6%
	CVS Health Corp.	13,737	1,097,998
	Kroger Co.	46,665	1,144,226
	U.S. Foods Holding Corp. (d)	2,478	69,756
	Wal-Mart Stores, Inc.	16,246	1,299,518
	Walgreens Boots Alliance, Inc.	13,724	1,107,115
			4,718,613
	Food Products 2.0%
	Archer-Daniels-Midland Co.	29,370	1,238,827
	Bunge, Ltd.	34,957	2,740,279
	Conagra Brands, Inc.	33,202	1,136,837
	Flowers Foods, Inc.	80,221	1,411,087
	General Mills, Inc.	17,340	965,144
	Ingredion, Inc.	115	14,182
	Kraft Heinz Co.	10,941	956,900
	Lamb Weston Holdings, Inc.	9,091	399,822
	Mondelez International, Inc., Class A	21,431	943,393
	Pilgrim's Pride Corp. (d)	80,142	1,946,649
	Tyson Foods, Inc., Class A	52,645	3,335,587
			15,088,707
	Gas Utilities 0.0% ‡
	UGI Corp.	324	16,352

	Health Care Equipment & Supplies 0.8%
	Abbott Laboratories	21,969	1,080,435
	Baxter International, Inc.	19,602	1,185,529
	Danaher Corp.	12,743	1,038,427
	Hill-Rom Holdings, Inc.	12,687	945,435
	Medtronic PLC	12,116	1,017,381
	STERIS PLC	1,980	162,063
	Zimmer Biomet Holdings, Inc.	2,865	347,582
			5,776,852
	Health Care Providers & Services 2.4%
	Aetna, Inc.	7,769	1,198,834
	Anthem, Inc.	6,206	1,155,619
	Cardinal Health, Inc.	3,377	260,907
	Centene Corp. (d)	34,386	2,730,936
	Cigna Corp.	6,980	1,211,449
	DaVita, Inc. (d)	40,478	2,622,165
	Express Scripts Holding Co. (d)	19,336	1,211,207
	HCA Healthcare, Inc. (d)	13,894	1,116,244
	Humana, Inc.	5,021	1,160,855
	LifePoint Health, Inc. (d)	27,300	1,621,620
	McKesson Corp.	7,221	1,168,863
	Universal Health Services, Inc., Class B	12,184	1,350,353
	WellCare Health Plans, Inc. (d)	10,222	1,809,192
			18,618,244
	Hotels, Restaurants & Leisure 1.5%
	Aramark	55,937	2,229,649
	Carnival Corp.	18,208	1,215,930
	Extended Stay America, Inc.	99,114	1,959,484
	Hyatt Hotels Corp., Class A (d)	15,728	874,005
	International Game Technology PLC	53,760	1,023,591
	Norwegian Cruise Line Holdings, Ltd. (d)	18,429	1,014,885
	Royal Caribbean Cruises, Ltd.	30,605	3,460,507
			11,778,051
	Household Durables 0.8%
	CalAtlantic Group, Inc.	52,185	1,831,694
	Newell Brands, Inc.	7,055	371,940
	Tempur Sealy International, Inc. (d)	26,641	1,536,386
	Whirlpool Corp.	14,257	2,536,035
			6,276,055
	Household Products 0.4%
	Colgate-Palmolive Co.	12,821	925,676
	Kimberly-Clark Corp.	8,531	1,050,678
	Procter & Gamble Co.	12,234	1,111,092
			3,087,446
	Independent Power & Renewable Electricity Producers 0.4%
	AES Corp.	174,640	1,952,475
	NRG Energy, Inc.	59,323	1,460,532
			3,413,007
	Industrial Conglomerates 0.3%
	General Electric Co.	34,865	892,893
	Honeywell International, Inc.	7,893	1,074,395
			1,967,288
	Insurance 5.1%
	Aflac, Inc.	15,469	1,233,653
	Allstate Corp.	13,618	1,239,238
	American Financial Group, Inc.	18,259	1,851,463
	American International Group, Inc.	19,009	1,244,139
	American National Insurance Co.	4,324	514,556
	Aspen Insurance Holdings, Ltd.	2,322	113,314
	Assurant, Inc.	20,839	2,193,721
	Assured Guaranty, Ltd.	51,795	2,331,293
	Athene Holding, Ltd., Class A (d)	25,858	1,306,605
	Axis Capital Holdings, Ltd.	24,840	1,604,167
	Chubb, Ltd.	7,365	1,078,678
	CNA Financial Corp.	1,624	84,367
	Everest Re Group, Ltd.	10,321	2,708,127
	Fairfax Financial Holdings, Ltd.	1,017	484,359
	First American Financial Corp.	48,783	2,361,585
	FNF Group	62,492	3,053,359
	Hartford Financial Services Group, Inc.	25,983	1,429,065
	Lincoln National Corp.	44,472	3,249,124
	MetLife, Inc.	16,679	917,345
	Old Republic International Corp.	36,582	717,739
	Prudential Financial, Inc.	10,800	1,222,884
	RenaissanceRe Holdings, Ltd.	7,068	1,038,360
	Travelers Cos., Inc.	9,590	1,228,383
	Unum Group	28,596	1,433,517
	Validus Holdings, Ltd.	39,632	2,131,805
	XL Group, Ltd.	53,739	2,386,012
			39,156,858
	Internet & Direct Marketing Retail 0.3%
	Liberty Interactive Corp. QVC Group, Class A (d)	90,584	2,168,581

	Internet Software & Services 0.5%
	Akamai Technologies, Inc. (d)	49,423	2,329,800
	eBay, Inc. (d)	33,340	1,191,238
			3,521,038
	IT Services 0.4%
	CoreLogic, Inc. (d)	44,057	2,006,797
	Fidelity National Information Services, Inc.	1,751	159,726
	International Business Machines Corp.	7,815	1,130,596
			3,297,119
	Leisure Products 0.1%
	Hasbro, Inc.	9,656	1,022,377

	Life Sciences Tools & Services 0.3%
	QIAGEN N.V.	39,391	1,293,601
	Thermo Fisher Scientific, Inc.	5,904	1,036,329
			2,329,930
	Machinery 2.2%
	AGCO Corp.	30,417	2,194,282
	Caterpillar, Inc.	11,024	1,256,185
	Crane Co.	5,006	377,953
	Cummins, Inc.	13,328	2,237,771
	Donaldson Co., Inc.	662	31,438
	Ingersoll-Rand PLC	22,960	2,017,725
	Oshkosh Corp.	32,324	2,225,831
	PACCAR, Inc.	2,301	157,503
	Parker-Hannifin Corp.	45	7,469
	Stanley Black & Decker, Inc.	73	10,270
	Terex Corp.	55,594	2,188,736
	Timken Co.	43,350	1,972,425
	Trinity Industries, Inc.	77,706	2,129,922
			16,807,510
	Media 2.0%
	Charter Communications, Inc., Class A (d)	3,104	1,216,489
	Comcast Corp., Class A	30,785	1,245,253
	DISH Network Corp., Class A (d)	18,425	1,179,753
	John Wiley & Sons, Inc., Class A	3,548	196,027
¤	Liberty SiriusXM Group (d)
	Class A	49,921	2,302,856
	Class C	57,397	2,640,262
	Lions Gate Entertainment Corp., Class A	56,088	1,648,987
	Regal Entertainment Group, Class A	42,179	802,245
	Time Warner, Inc.	10,668	1,092,616
	Twenty-First Century Fox, Inc.
	Class A	32,346	941,269
	Class B	37,583	1,078,256
	Walt Disney Co.	8,878	975,958
			15,319,971
	Metals & Mining 0.9%
	Alcoa Corp.	15,520	564,928
	Freeport-McMoRan, Inc. (d)	36,079	527,475
	Newmont Mining Corp.	99,152	3,685,480
	Steel Dynamics, Inc.	49,276	1,744,863
	United States Steel Corp.	262	6,154
			6,528,900
	Mortgage Real Estate Investment Trusts (REITs) 0.4%
	AGNC Investment Corp.	13,311	281,927
	Annaly Capital Management, Inc.	226,799	2,728,392
	Starwood Property Trust, Inc.	2,663	58,693
			3,069,012
	Multi-Utilities 2.8%
	Ameren Corp.	50,721	2,845,448
	CenterPoint Energy, Inc.	95,375	2,688,621
	CMS Energy Corp.	50,844	2,351,027
	Consolidated Edison, Inc.	41,873	3,469,597
	Dominion Energy, Inc.	12,100	933,878
	DTE Energy Co.	19,520	2,089,811
	MDU Resources Group, Inc.	68,065	1,793,513
	Public Service Enterprise Group, Inc.	19,682	885,099
	Sempra Energy	5,595	632,291
	Vectren Corp.	23,218	1,395,634
	WEC Energy Group, Inc.	34,963	2,201,620
			21,286,539
	Multiline Retail 0.1%
	Target Corp.	18,217	1,032,357

	Oil, Gas & Consumable Fuels 4.4%
	Anadarko Petroleum Corp.	24,280	1,108,868
	Tesoro Corp.	23,816	2,370,406
	Apache Corp.	8,642	427,606
	Chevron Corp.	10,240	1,118,106
	Cimarex Energy Co.	131	12,973
	Concho Resources, Inc. (d)	550	71,643
	ConocoPhillips	27,780	1,260,379
	CONSOL Energy, Inc. (d)	137,400	2,302,824
	Devon Energy Corp.	85,798	2,857,931
	Diamondback Energy, Inc. (d)	61	5,849
	Energen Corp. (d)	23	1,225
	EOG Resources, Inc.	10,232	973,472
	EQT Corp.	848	54,018
	Exxon Mobil Corp.	13,141	1,051,806
	Hess Corp.	699	31,133
	HollyFrontier Corp.	81,226	2,342,558
	Kinder Morgan, Inc.	47,745	975,430
	Marathon Oil Corp.	107,710	1,317,293
	Marathon Petroleum Corp.	76,857	4,303,223
	Murphy Oil Corp.	1,009	26,819
	Noble Energy, Inc.	1,078	31,165
	Occidental Petroleum Corp.	15,664	970,072
	Parsley Energy, Inc., Class A (d)	139	4,070
	Phillips 66	11,268	943,695
	Pioneer Natural Resources Co.	5,787	943,860
	Southwestern Energy Co. (d)	51,330	292,581
	Targa Resources Corp.	5,247	243,513
	Valero Energy Corp.	17,657	1,217,803
	Whiting Petroleum Corp. (d)	145,219	762,400
	Williams Cos., Inc.	119,306	3,791,545
	World Fuel Services Corp.	53,491	1,729,899
			33,544,165
	Personal Products 0.3%
	Nu Skin Enterprises, Inc., Class A	32,451	2,056,095

	Pharmaceuticals 0.6%
	Allergan PLC	3,773	952,041
	Bristol-Myers Squibb Co.	16,836	957,968
	Johnson & Johnson	7,007	929,969
	Merck & Co., Inc.	14,761	942,933
	Pfizer, Inc.	32,028	1,062,049
			4,844,960
	Professional Services 0.3%
	ManpowerGroup, Inc.	21,536	2,307,582

	Real Estate Management & Development 0.3%
	Realogy Holdings Corp.	67,422	2,238,410

	Road & Rail 0.6%
	CSX Corp.	21,765	1,073,885
	Norfolk Southern Corp.	8,630	971,566
	Ryder System, Inc.	23,558	1,714,080
	Union Pacific Corp.	9,742	1,003,036
			4,762,567
	Semiconductors & Semiconductor Equipment 1.5%
	First Solar, Inc. (d)	52,530	2,590,254
	Intel Corp.	35,072	1,244,004
	Micron Technology, Inc. (d)	38,195	1,074,043
	Microsemi Corp. (d)	7,399	385,340
	NXP Semiconductors N.V. (d)	9,745	1,075,166
	ON Semiconductor Corp. (d)	120,348	1,799,203
	Qorvo, Inc. (d)	29,412	2,016,487
	QUALCOMM, Inc.	18,931	1,006,940
	Teradyne, Inc.	12,199	421,963
			11,613,400
	Software 0.6%
	CA, Inc.	49,068	1,523,071
	Nuance Communications, Inc. (d)	109,462	1,893,693
	Oracle Corp.	23,810	1,188,833
	SS&C Technologies Holdings, Inc.	817	31,667
	Synopsys, Inc. (d)	2,713	207,734
			4,844,998
	Specialty Retail 0.8%
	Best Buy Co., Inc.	55,354	3,229,352
	GameStop Corp., Class A	93,492	2,027,842
	Gap, Inc.	24,530	584,550
	Signet Jewelers, Ltd.	1,341	82,016
	Staples, Inc.	10,775	109,366
	Williams-Sonoma, Inc.	1,326	61,566
			6,094,692
	Technology Hardware, Storage & Peripherals 1.2%
	Hewlett Packard Enterprise Co.	55,194	966,447
	HP, Inc.	66,587	1,271,812
	NetApp, Inc.	49,589	2,153,154
	Western Digital Corp.	40,871	3,478,940
	Xerox Corp.	44,038	1,350,645
			9,220,998
	Textiles, Apparel & Luxury Goods 0.5%
	Michael Kors Holdings, Ltd. (d)	61,732	2,249,514
	PVH Corp.	6,531	779,083
	Ralph Lauren Corp.	9,026	682,817
			3,711,414
	Tobacco 0.2%
	British American Tobacco PLC, Sponsored ADR	8,631	539,586
	Philip Morris International, Inc.	8,999	1,050,273
			1,589,859
	Wireless Telecommunication Services 0.3%
	Sprint Corp. (d)	129,282	1,031,670
	T-Mobile U.S., Inc. (d)	17,297	1,066,533
			2,098,203
	Total Common Stocks (Cost $384,503,729)		462,511,090

	Exchange-Traded Funds 5.2% (e)
¤	iShares Intermediate Government / Credit Bond ETF	172,022	19,109,924
¤	iShares Russell 1000 Value ETF	49,490	5,800,228
	SPDR S&P 500 ETF Trust	6,071	1,498,141
	SPDR S&P MidCap 400 ETF Trust	8,179	2,621,369
¤	Vanguard Mid-Cap Value ETF	102,844	10,758,511
	Total Exchange-Traded Funds (Cost $39,257,578)		39,788,173

		Number of Rights
	Rights 0.0%‡
	Food & Staples Retailing 0.0% ‡
	Safeway Casa Ley CVR Expires 1/30/19 (d)(f)(g)	17,798	18,063
	Safeway PDC, LLC CVR Expires 1/30/18 (d)(g)	17,798	303

	Total Rights (Cost $18,932)		18,366

		Principal Amount
	Short-Term Investments 0.7%
	Repurchase Agreements 0.7%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $1,532,414 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.25% and a maturity date of 10/2/19, with a Principal Amount of $1,570,000 and a Market Value of $1,569,670)	$1,532,409	1,532,409
	RBC Capital Markets 1.02%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $3,825,108 (Collateralized by United States Treasury securities with rates between 0.25% and 3.375% and maturity dates between 1/15/25 and 4/15/32, with a Principal Amount of $2,750,000 and a Market Value of $3,901,594)	3,825,000	3,825,000
	Total Short-Term Investments (Cost $5,357,409)		5,357,409

	Total Investments (Cost $687,809,856) (h)	100.2%	768,974,840
	Other Assets, Less Liabilities	(0.2)	(1,536,407)
	Net Assets	100.0%	$767,438,433

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(c)	Step coupon - Rate shown was the rate in effect as of July 31, 2017.
(d)	Non-income producing security.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of this security was $18,063, which represented less than one-tenth of a percent of the Fund's net assets.
(g)	Illiquid security - As of July 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $18,366 which represented less than one-tenth of a percent of the Fund's net assets.
(h)	As of July 31, 2017, cost was $695,443,864 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$87,306,645
Gross unrealized depreciation	(13,775,669)
Net unrealized appreciation	$73,530,976

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	47	September 2017	$10,168,156	$3,565
5-Year United States Treasury Note	128	September 2017	15,123,000	(21,656)
10-Year United States Treasury Note	84	September 2017	10,574,813	22,715
10-Year United States Treasury Ultra Note	(55)	September 2017	(7,427,578)	9,457
United States Treasury Long Bond	(1)	September 2017	(152,969)	1,059
			$28,285,422	$15,140

1. As of July 31, 2017, cash in the amount of $141,815 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
CVR	—Contingent Value Right
ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$22,988,256	$—	$22,988,256
Corporate Bonds	—	128,988,904	—	128,988,904
Foreign Government Bonds	—	976,376	—	976,376
Mortgage-Backed Securities	—	12,628,059	—	12,628,059
U.S. Government & Federal Agencies	—	95,718,207	—	95,718,207
Total Long-Term Bonds	—	261,299,802	—	261,299,802
Common Stocks	462,511,090	—	—	462,511,090
Exchange-Traded Funds	39,788,173	—	—	39,788,173
Rights (b)	—	303	18,063	18,366
Short-Term Investments
Repurchase Agreements	—	5,357,409	—	5,357,409
Total Investments in Securities	502,299,263	266,657,514	18,063	768,974,840
Other Financial Instruments
Futures Contracts (c)	36,796	—	—	36,796
Total Investments in Securities and Other Financial Instruments	$502,336,059	$266,657,514	$18,063	$769,011,636

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Other Financial Instruments
Futures Contracts (c)	$(21,656)	$—	$—	$(21,656)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $18,063 is held in Food & Staples Retailing within the Rights section of the Portfolio of Investments.

(c)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2017, a security with a market value of $869 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2016, the fair value obtained for this security, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017
Rights
Food & Staples Retailing	$18,932	$-	$-	$-	$-	$-	$-	$(869)	$18,063	$-

MainStay California Tax Free Opportunities Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 96.7% †
	Airport 4.4%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.00%, due 10/1/34 (a)	$1,000,000	$1,159,460
¤	City of Los Angeles, Department of Airports, International Airport, Revenue Bonds
	Series B 5.00%, due 5/15/31	1,500,000	1,647,885
	Series A 5.00%, due 5/15/38 (a)	5,000,000	5,620,850
	Sacramento County, California Airport System, Revenue Bonds
	Series B, Insured: AGM 5.25%, due 7/1/33 (a)	1,250,000	1,295,713
	Series B, Insured: AGM 5.25%, due 7/1/39 (a)	620,000	639,728
	San Diego County Regional Airport Authority, Consolidated Rental Car Facility, Revenue Bonds Series A 5.00%, due 7/1/44	1,225,000	1,366,843
			11,730,479
	Development 2.9%
	California Infrastructure & Economic Development Bank, Independent System Operator Corp. Project, Revenue Bonds 5.00%, due 2/1/39	1,000,000	1,123,080
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (a)(b)	2,175,000	2,325,488
	California Statewide Communities Development Authority, John Muir Health, Revenue Bonds 5.00%, due 7/1/29	1,650,000	1,762,431
	California Statewide Communities Development Authority, Provident Group, Pomona Properties, Revenue Bonds Series A 5.75%, due 1/15/45	400,000	429,536
	California Statewide Communities Development Authority, Revenue Bonds Insured: AGM 5.00%, due 11/15/49	1,000,000	1,132,550
	Emeryville Redevelopment Agency Successor Agency, Tax Allocation Series A, Insured: AGM 5.00%, due 9/1/33	385,000	440,532
	San Francisco City & County Redevelopment Agency, Successor Agency Community, 6-Mission Bay Public Improvements, Special Tax Series B 5.00%, due 8/1/28	580,000	648,649
			7,862,266
	Education 7.0%
	California Municipal Finance Authority, American Heritage Education, Revenue Bonds
	Series A 5.00%, due 6/1/36	475,000	518,486
	Series A 5.00%, due 6/1/46	700,000	755,356
	California Municipal Finance Authority, Creative Center Los Altos Project, Pinewood & Oakwood Schools, Revenue Bonds
	Series B 4.00%, due 11/1/36 (b)	400,000	375,384
	Series B 4.50%, due 11/1/46 (b)	1,600,000	1,517,648
	California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (b)	795,000	816,990
	California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	500,000	516,830
	California School Facilities Financing Authority, Azusa Unified School District, Revenue Bonds Insured: AGM (zero coupon), due 8/1/49	7,905,000	1,731,037
¤	California School Finance Authority, Aspire Public Schools, Revenue Bonds
	5.00%, due 8/1/27 (b)	500,000	569,130
	5.00%, due 8/1/28 (b)	700,000	789,894
	5.00%, due 8/1/36 (b)	600,000	660,570
	5.00%, due 8/1/41 (b)	750,000	820,245
	5.00%, due 8/1/46 (b)	975,000	1,062,077
	California School Finance Authority, Grimmway Schools Obligation, Revenue Bonds Series A 5.00%, due 7/1/46 (b)	750,000	754,388
	California School Finance Authority, High Tech High Learning Project, Revenue Bonds
	Series A 5.00%, due 7/1/37 (b)	500,000	539,735
	Series A 5.00%, due 7/1/49 (b)	500,000	531,320
	California School Finance Authority, KIPP LA Projects, Revenue Bonds Series A 5.00%, due 7/1/34	600,000	651,012
	California State Municipal Finance Authority, Charter School, King Chavez Academy, Revenue Bonds
	Series A 5.00%, due 5/1/36 (b)	1,275,000	1,322,468
	Series A 5.00%, due 5/1/46 (b)	1,325,000	1,356,177
	California State Municipal Finance Authority, Charter School, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/36 (b)	1,300,000	1,349,192
	Oxnard California School District, COPS, Property Acquisition and Improvement Project, Certificate of Participation Insured: BAM 2.00%, due 8/1/45	1,000,000	1,033,840
	San Marcos School Financing Authority, Revenue Bonds Insured: AGM 5.25%, due 8/15/40	1,000,000	1,202,910
			18,874,689
	Facilities 0.6%
	California State Public Works Board, Capital Project, Revenue Bonds Series I-1 6.625%, due 11/1/34	30,000	30,083
	San Bernardino County Financing Authority, Court House Facilities Project, Revenue Bonds Series C, Insured: NATL-RE 5.50%, due 6/1/37	1,355,000	1,431,964
			1,462,047
	General 20.8%
	Anaheim Public Financing Authority, Revenue Bonds Series A 5.00%, due 5/1/33	1,000,000	1,165,500
¤	California Infrastructure & Economic Development Bank, Los Angeles Museum, Revenue Bonds Series A 0.43%, due 9/1/37 (c)	5,050,000	5,050,000
¤	California Infrastructure & Economic Development Bank, The Salvation Army Western Territory, Revenue Bonds
	4.00%, due 9/1/30	1,210,000	1,307,720
	4.00%, due 9/1/33	1,225,000	1,287,377
	4.00%, due 9/1/34	1,000,000	1,052,520
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds Series A 6.375%, due 11/1/43	500,000	569,800
	Cathedral City Redevelopment Agency Successor Agency, Merged Redevelopment Project Area, Tax Allocation
	Series A, Insured: AGM 5.00%, due 8/1/26	1,000,000	1,187,400
	Series A, Insured: AGM 5.00%, due 8/1/34	1,000,000	1,135,230
	City of Irvine, Community Facilities District, Special Tax 5.00%, due 9/1/49	1,385,000	1,510,924
	City of San Jose California Special Hotel Tax Convention Center Expansion, Revenue Bonds 6.50%, due 5/1/36	760,000	887,444
	Del Mar California Race Track Authority, Revenue Bonds
	5.00%, due 10/1/30	1,000,000	1,080,840
	5.00%, due 10/1/38	1,800,000	1,801,926
	Manteca Redevelopment Agency, Sub Amended Merged Project, Tax Allocation 0.66%, due 10/1/42 (c)	3,000,000	3,000,000
	March Joint Powers Redevelopment Agency, March Air Force Base Redevelopment Project, Tax Allocation
	Series A, Insured: BAM 5.00%, due 8/1/29	1,180,000	1,408,483
	Series A, Insured: BAM 5.00%, due 8/1/30	1,225,000	1,451,564
	Montclair Financing Authority, Public Facilities Project, Revenue Bonds Insured: AGM 5.00%, due 10/1/32	1,000,000	1,153,500
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	580,000	580,232
	Series A, Insured: AMBAC 5.00%, due 7/1/18	815,000	816,614
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/18	450,000	460,620
	Series C, Insured: AMBAC 5.50%, due 7/1/26	1,005,000	1,091,179
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A, Insured: AMBAC (zero coupon), due 8/1/47	13,700,000	2,561,626
	Rancho Cucamonga Redevelopment Agency, Rancho Redevelopment Project Area, Tax Allocation Insured: NATL-RE 4.00%, due 9/1/33	850,000	906,321
	Riverside County Public Financing Authority, Project Area No. 1 Desert Communities & Interstate 215 Corridor Project, Tax Allocation
	Series A, Insured: BAM 4.00%, due 10/1/32	1,050,000	1,118,859
	Series A, Insured: BAM 5.00%, due 10/1/27	1,000,000	1,198,920
	Series A, Insured: BAM 5.00%, due 10/1/30	1,000,000	1,173,720
	Riverside County Public Financing Authority, Tax Allocation Series A, Insured: BAM 4.00%, due 10/1/40	1,500,000	1,568,220
	Riverside County Transportation Commission, Limited Tax, Revenue Bonds Series A 5.25%, due 6/1/39	1,000,000	1,181,400
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment Project, Tax Allocation Series C 5.00%, due 8/1/36	1,250,000	1,444,312
	South Orange County Public Financing Authority, Special Tax Series A 5.00%, due 8/15/32	775,000	854,941
	Territory of Guam, Business Privilege Tax, Revenue Bonds Series B1 5.00%, due 1/1/27	1,500,000	1,617,075
	Territory of Guam, Hotel Occupancy Tax, Revenue Bonds Series A 6.50%, due 11/1/40	1,740,000	2,004,776
	Territory of Guam, Revenue Bonds Series A 5.125%, due 1/1/42	1,890,000	1,988,526
	Territory of Guam, Section 30, Revenue Bonds Series A 5.00%, due 12/1/32	2,000,000	2,231,120
	Ventura County Public Financing Authority, Revenue Bonds Series A 5.00%, due 11/1/38	750,000	863,805
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	1,250,000	943,663
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Insured: AGM 5.00%, due 10/1/29	1,000,000	1,060,730
	Subseries A 6.00%, due 10/1/39	800,000	566,656
	Series A 6.75%, due 10/1/37	2,750,000	2,182,565
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series A 5.00%, due 10/1/29	1,500,000	1,164,510
	Series A, Insured: AGM 5.00%, due 10/1/32	1,205,000	1,265,563
			55,896,181
	General Obligation 5.5%
	California State, Unlimited General Obligation
	4.00%, due 11/1/44	2,000,000	2,104,700
	6.00%, due 4/1/38	305,000	329,690
	Centinela Valley Union High School District, Unlimited General Obligation Series C, Insured: AGM 4.00%, due 8/1/29	2,465,000	2,752,937
	Coast Community College District, Election 2012, Unlimited General Obligation Series D 4.50%, due 8/1/39	500,000	568,315
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: AMBAC 4.50%, due 7/1/23	310,000	310,360
	Series A, Insured: AGC 5.00%, due 7/1/23	210,000	210,399
	Series A, Insured: AGM 5.00%, due 7/1/35	1,100,000	1,148,125
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	945,000	994,801
	Series A, Insured: AGM 5.50%, due 7/1/27	185,000	196,131
	Hartnell Community College District, CABS, Unlimited General Obligation Series A (zero coupon), due 8/1/37	2,500,000	1,112,425
	Kern Community College District, Safety Repair & Improvement, Unlimited General Obligation Series C 5.75%, due 11/1/34	650,000	793,656
	Palo Verde Community College District, Election 2014, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/45	500,000	524,875
	Palomar Health, Unlimited General Obligation Series A 5.00%, due 8/1/33	600,000	697,116
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 5.25%, due 8/1/21	300,000	303,990
	Puerto Rico Public Buildings Authority, Revenue Bonds Insured: CIFG 5.25%, due 7/1/20	475,000	509,020
	Tahoe Forest, California Hospital District, Unlimited General Obligation 5.00%, due 8/1/29	1,815,000	2,177,728
			14,734,268
	Higher Education 2.9%
	California Educational Facilities Authority, Claremont McKenna College, Revenue Bonds Series A 4.00%, due 1/1/39	1,800,000	1,893,924
	California Educational Facilities Authority, Loma Linda University, Revenue Bonds
	Series A 5.00%, due 4/1/23	570,000	669,687
	Series A 5.00%, due 4/1/24	280,000	334,105
	California State Municipal Finance Authority, Biola University, Revenue Bonds 5.00%, due 10/1/37	1,000,000	1,151,840
	California State Municipal Finance Authority, California Baptist University, Revenue Bonds Series A 5.00%, due 11/1/46 (b)	1,000,000	1,038,880
	California State Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 4.00%, due 6/1/47	1,000,000	1,029,910
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds 5.875%, due 11/1/43	1,000,000	1,078,340
	California Statewide Communities Development Authority, The Culinary Institute of America Project, Revenue Bonds Series B 5.00%, due 7/1/36	405,000	450,356
			7,647,042
	Housing 2.1%
	California Municipal Finance Authority, Windsor Mobile Country Club, Revenue Bonds Series A 4.00%, due 11/15/37	1,320,000	1,378,885
	California Public Finance Authority, University Housing, Claremont Properties LLC, Project, Revenue Bonds Series A 5.00%, due 7/1/47 (b)	750,000	812,790
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds Series A 5.00%, due 6/1/46 (b)	1,000,000	1,027,240
	California Statewide Communities Development Authority, Student Housing, Revenue Bonds 5.00%, due 5/15/40	2,075,000	2,329,499
			5,548,414
	Medical 7.4%
	ABAG Finance Authority for Nonprofit Corp., Sharp Health Care, Revenue Bonds Series A 5.00%, due 8/1/43	1,750,000	1,967,455
	Antelope Valley Healthcare District, Revenue Bonds Series A 5.25%, due 3/1/36	250,000	256,873
	California Health Facilities Financing Authority, Providence St. Joseph Health, Revenue Bonds Series A 4.00%, due 10/1/34	1,600,000	1,693,104
	California Health Facilities Financing Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/34	475,000	550,663
	California Municipal Finance Authority, Community Medical Centers, Revenue Bonds Series A 5.00%, due 2/1/46	490,000	539,475
	California Municipal Finance Authority, Inland Regional Center Project, Revenue Bonds 5.00%, due 6/15/37	1,000,000	1,105,290
	California Public Finance Authority, Henry Mayo Newhall Hospital, Revenue Bonds 5.00%, due 10/15/47	1,000,000	1,093,240
	California State Health Facilities Financing Authority, Children's Hospital, Revenue Bonds
	Series A 5.00%, due 8/15/42	500,000	565,735
	Series A 5.00%, due 8/15/47	1,000,000	1,124,970
	California State Health Facilities Financing Authority, El Camino Hospital, Revenue Bonds 4.125%, due 2/1/47	750,000	778,980
	California State Health Facilities Financing Authority, Kaiser Permanente, Revenue Bonds Subseries A2 4.00%, due 11/1/51	1,500,000	1,552,260
	California State Municipal Finance Authority, Community Medical Centers, Revenue Bonds
	Series A 5.00%, due 2/1/27	1,100,000	1,327,370
	Series A 5.00%, due 2/1/37	1,000,000	1,137,670
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds Series A 5.00%, due 12/1/46 (b)	2,000,000	2,161,400
	City of Whittier, California, Health Facility Presbyterian Intercommunity Hospital, Revenue Bonds 6.25%, due 6/1/36	1,000,000	1,152,450
	Palomar Health, Revenue Bonds 5.00%, due 11/1/39	1,000,000	1,100,170
	Washington Township Health Care District, Revenue Bonds Series B 4.00%, due 7/1/36	1,800,000	1,826,496
			19,933,601
	Mello-Roos 0.6%
	Irvine Unified School District, Community Facilities District No. 9, Special Tax Series B 5.00%, due 9/1/42	1,000,000	1,139,560
	Rio Elementary School District Community Facilities District No.1, Special Tax Insured: BAM 5.00%, due 9/1/35	500,000	581,355
			1,720,915
	Nursing Homes 1.1%
	ABAG Finance Authority for Nonprofit Corp., Episcopal Senior Communities, Revenue Bonds Series A 5.00%, due 7/1/42	500,000	538,745
	California Statewide Communities Development Authority, American Baptist Homes West, Revenue Bonds
	5.00%, due 10/1/26	400,000	470,936
	5.00%, due 10/1/45	1,300,000	1,425,801
	California Statewide Communities Development Authority, Redwoods Project, Revenue Bonds 5.375%, due 11/15/44	535,000	631,139
			3,066,621
	Power 1.4%
	Guam Power Authority, Revenue Bonds Series A 5.00%, due 10/1/34	1,000,000	1,059,850
	Los Angeles Department of Water & Power Power System Revenue, Revenue Bonds Subseries A5 0.66%, due 7/1/35 (c)	1,400,000	1,400,000
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series TT, Insured: AGM 4.20%, due 7/1/19	240,000	240,341
	Series UU, Insured: AGC 4.25%, due 7/1/27	100,000	100,096
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	640,000	647,194
	Series UU, Insured: AGM 5.00%, due 7/1/24	225,000	225,425
			3,672,906
	School District 15.4%
	Alvord Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/37	825,000	957,413
	Banning CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 4.00%, due 8/1/46	500,000	526,770
	Beaumont CA Unified School District, Election 2008, Unlimited General Obligation Series D, Insured: BAM 5.25%, due 8/1/44	1,000,000	1,192,540
	Colton Joint Unified School District, Election 2001, Unlimited General Obligation Series C, Insured: NATL-RE (zero coupon), due 2/1/37	2,730,000	1,295,330
	Colton Joint Unified School District, Election 2008, Unlimited General Obligation
	Series D, Insured: BAM 4.00%, due 8/1/33	1,600,000	1,722,112
	Series D, Insured: BAM 4.00%, due 8/1/34	575,000	615,607
	Fontana Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/33	2,825,000	1,416,512
¤	Fresno Unified School District, Election 2010, Unlimited General Obligation
	Series F 4.00%, due 8/1/32	1,475,000	1,606,983
	Series F 4.00%, due 8/1/33	1,760,000	1,904,408
	Jurupa Unified School District, Unlimited General Obligation
	Series B 5.00%, due 8/1/33	1,555,000	1,873,417
	Series B 5.00%, due 8/1/37	1,000,000	1,190,250
	Kerman CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/46	1,755,000	2,113,318
	Lemoore Union High School District, Election 2016, Unlimited General Obligation Series A 5.50%, due 8/1/42	560,000	691,359
¤	Lennox School District, Election 2016, Unlimited General Obligation Insured: AGM 4.00%, due 8/1/47	3,000,000	3,150,300
	Martinez CA Unified School District, Election 2016, Unlimited General Obligation 3.50%, due 8/1/44	1,250,000	1,254,725
	Needles Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/45	1,250,000	843,738
	Oakland Unified School District, Alameda County, Election of 2012, Unlimited General Obligation 6.625%, due 8/1/38	500,000	608,285
	Oakland Unified School District, Alameda County, Unlimited General Obligation 5.00%, due 8/1/31	1,100,000	1,315,435
	Oceanside Unified School District, CABS, Unlimited General Obligation Series C (zero coupon), due 8/1/51	25,000	3,430
	Oxnard California Union High School District, Election 2004, Unlimited General Obligation Series D 4.00%, due 8/1/33	1,015,000	1,088,588
	Palm Springs Unified School District, Election 2008, Unlimited General Obligation Series C 5.00%, due 8/1/31	360,000	420,761
	Paramount Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: AGM 5.25%, due 8/1/46	1,500,000	1,794,735
	Pittsburg Unified School District, CABS, Election 2010, Unlimited General Obligation
	Series C (zero coupon), due 8/1/47	3,500,000	718,900
	Series C (zero coupon), due 8/1/52	5,000,000	738,600
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series C, Insured:AGM 5.00%, due 8/1/34	655,000	756,374
	San Jacinto Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 8/1/31	855,000	990,594
	San Leandro CA Unified School District, Election 2016, Unlimited General Obligation Series A, Insured: BAM 5.25%, due 8/1/42	1,000,000	1,205,140
	San Mateo Foster City School District, Election, Unlimited General Obligation (zero coupon), due 8/1/42	2,000,000	1,730,220
	San Ysidro School District, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/47	3,000,000	695,730
	Sanger Unified School District, Election 2012, Unlimited General Obligation Series C, Insured: BAM 4.00%, due 8/1/39	1,020,000	1,079,690
	Santa Barbara Unified School District, Election 2010, Unlimited General Obligation
	Series A (zero coupon), due 8/1/36	1,000,000	1,091,560
	Series B 5.00%, due 8/1/38	1,000,000	1,155,670
	Savanna School District, Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 2/1/52	1,000,000	682,350
	Stockton Unified School District, Unlimited General Obligation Insured: AGM 5.00%, due 7/1/28	500,000	574,830
	Taft Elementary School District, Election 2012, Unlimited General Obligation Series B, Insured: AGM 6.00%, due 8/1/44	1,200,000	1,447,512
	Westminster School District, CABS-Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	5,000,000	783,300
			41,236,486
	Tobacco Settlement 5.2%
¤	California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
	Series B (zero coupon), due 6/1/46	10,000,000	1,351,500
	5.125%, due 6/1/38	550,000	547,245
	Series A 5.125%, due 6/1/38	1,290,000	1,283,537
	5.25%, due 6/1/46	1,165,000	1,149,913
	5.70%, due 6/1/46	1,000,000	997,520
	California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	20,000,000	966,800
	Children's Trust Fund, Asset-Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	1,500,000	171,480
	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A-2 5.30%, due 6/1/37	2,500,000	2,513,450
	Golden State Tobacco Securitization Corp., Revenue Bonds
	Series A-1 5.00%, due 6/1/28	500,000	594,635
	Series A-1 5.00%, due 6/1/29	1,000,000	1,180,010
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed, Revenue Bonds 5.625%, due 6/1/47	1,025,000	984,451
	Tobacco Securitization Authority of Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.375%, due 6/1/38	820,000	810,217
	Series A-1 5.50%, due 6/1/45	1,500,000	1,471,380
			14,022,138
	Transportation 4.5%
	Alameda Corridor Transportation Authority, Revenue Bonds
	Series B, Insured: AGM 4.00%, due 10/1/37	750,000	790,905
	Series A, Insured: AGM 5.00%, due 10/1/29	1,000,000	1,180,360
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds Series C 6.50%, due 1/15/43	500,000	598,925
	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series M, Insured: AGC 4.125%, due 7/1/19	120,000	120,228
	Series AA-1, Insured: AGM 4.95%, due 7/1/26	500,000	523,885
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	640,000	670,400
	Insured: AMBAC 5.50%, due 7/1/26	355,000	384,621
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,108,340
	San Francisco Municipal Transportation Agency, Revenue Bonds 5.00%, due 3/1/44	1,500,000	1,734,675
	San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
	Series B 5.25%, due 1/15/44	1,000,000	1,091,730
	Series B 5.25%, due 1/15/49	500,000	543,905
¤	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds
	Series A 5.00%, due 1/15/44	2,500,000	2,768,200
	Senior Lien-Series A 5.00%, due 1/15/50	500,000	549,005
			12,065,179
	Utilities 2.1%
	Guam Government, Waterworks Authority, Revenue Bonds
	5.25%, due 7/1/33	1,100,000	1,220,956
	5.50%, due 7/1/43	1,415,000	1,583,059
	Imperial Irrigation District Electric, Revenue Bonds Series C 5.00%, due 11/1/37	1,000,000	1,169,220
	Redding Joint Powers Financing Authority, Revenue Bonds Series A 5.00%, due 6/1/32	440,000	509,890
	Turlock Irrigation District, Revenue Bonds 5.50%, due 1/1/41	1,000,000	1,135,590
			5,618,715
	Water 12.8%
	Anaheim Public Financing Authority, Revenue Bonds Insured: NATL-RE 4.75%, due 2/1/39	500,000	501,305
	California Pollution Control Financing Authority, Revenue Bonds 5.00%, due 11/21/45 (b)	1,270,000	1,272,210
	City of Clovis, California, Sewer Revenue Bonds Insured: AGM 5.25%, due 8/1/29	500,000	605,360
	City of Tulare CA, Sewer, Revenue Bonds Insured: AGM 4.00%, due 11/15/41	2,000,000	2,101,460
¤	Guam Government Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	4,020,000	4,392,975
¤	Irvine Ranch Water District, Improvement District Construction, Special Assessment Series B 0.58%, due 10/1/41 (c)	6,400,000	6,400,000
	Los Angeles County Sanitation Districts Financing Authority, Green Bonds, Revenue Bonds
	Series A 4.00%, due 10/1/33	1,000,000	1,075,850
	Series A 5.00%, due 10/1/30	1,075,000	1,297,579
	Los Angeles Department of Water & Power Waterworks, Revenue Bonds Series B 5.00%, due 7/1/36	1,165,000	1,372,708
	Madera Irrigation District, Water Revenue Bonds
	Insured: AGM 4.00%, due 9/1/30	1,000,000	1,090,740
	Insured: AGM 4.00%, due 9/1/32	1,000,000	1,076,910
	Metropolitan Water District of Southern California, Revenue Bonds
	Series B-1 0.66%, due 7/1/37 (c)	100,000	100,000
	Series A 0.66%, due 7/1/47 (c)	800,000	800,000
	Oxnard Financing Authority, Waste Water, Revenue Bonds Insured: AGM 5.00%, due 6/1/34	1,000,000	1,136,260
	Pomona California, Water Facilities Project, Revenue Bonds Series BE 4.00%, due 5/1/37	2,175,000	2,326,249
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 7/1/28	100,000	102,076
	Series A 5.75%, due 7/1/37	1,000,000	816,440
	Series A 6.00%, due 7/1/44	1,000,000	836,790
	San Diego CA Public Facilities Financing Authority, Sewer Revenue Bonds 5.00%, due 5/15/23	1,900,000	2,303,408
	Santa Margarita-Dana Point Authority, Water District Improvement, Revenue Bonds 4.00%, due 8/1/36	2,025,000	2,172,562
	Silicon Valley Clean Water, Revenue Bonds 5.00%, due 8/1/45	500,000	580,100
	Stockton Public Financing Authority, Delta Water Supply Project, Revenue Bonds Series A 6.25%, due 10/1/38	1,000,000	1,220,540
	Stockton Public Financing Authority, Water Systems Capital Improvement Projects, Revenue Bonds Series A, Insured: NATL-RE 4.75%, due 10/1/35	25,000	25,065
	Watereuse Finance Authority, Revenue Bonds Series A 5.50%, due 5/1/36	500,000	592,105
			34,198,692
	Total Municipal Bonds (Cost $256,053,728)		259,290,639
	Total Investments (Cost $256,053,728) (d)	96.7%	259,290,639
	Other Assets, Less Liabilities	3.3	8,956,718
	Net Assets	100.0%	$268,247,357

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017. May be subject to change daily.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2017.
(d)	As of July 31, 2017, cost was $256,053,728 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$7,421,569
Gross unrealized depreciation	(4,184,658)
Net unrealized appreciation	$3,236,911

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(351)	September 2017	$(44,187,609)	$(110,600)
			$(44,187,609)	$(110,600)

1. As of July 31, 2017, cash in the amount of $403,650 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
CIFG	—CIFG Group
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$259,290,639	$—	$259,290,639
Total Investments in Securities	$—	$259,290,639	$—	$259,290,639

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(110,600)	$—	$—	$(110,600)
Total Other Financial Instruments	$(110,600)	$—	$—	$(110,600)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Conservative Allocation Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.2% †
Equity Funds 49.0%
IQ 50 Percent Hedged FTSE Europe ETF	319,097	$6,206,405
IQ 50 Percent Hedged FTSE International ETF	777,552	15,862,061
IQ Chaikin U.S. Small Cap ETF	77,808	1,980,992
IQ Global Resources ETF	116,840	3,092,755
MainStay Absolute Return Multi-Strategy Fund Class I (a)	3,129,872	31,392,619
MainStay Cornerstone Growth Fund Class I (a)(b)	152,019	4,908,700
MainStay Cushing MLP Premier Fund Class I	232,393	3,111,743
MainStay Cushing Renaissance Advantage Fund Class I (a)	706,770	13,520,515
MainStay Emerging Markets Equity Fund Class I (a)	2,254,023	23,261,520
MainStay Epoch Capital Growth Fund Class I	319,201	3,827,223
MainStay Epoch Global Choice Fund Class I (a)	516,144	10,859,676
MainStay Epoch International Choice Fund Class I	175,279	6,180,343
MainStay Epoch U.S. All Cap Fund Class I	498,776	14,673,987
MainStay Epoch U.S. Equity Yield Fund Class I	589,367	9,365,045
MainStay Epoch U.S. Small Cap Fund Class I (a)	693,185	22,133,408
MainStay International Opportunities Fund Class I	846,472	7,880,655
MainStay Large Cap Growth Fund Class I	1,141,462	11,928,273
MainStay MAP Equity Fund Class I	426,646	18,456,718
MainStay S&P 500 Index Fund Class I	24,871	1,281,365
MainStay U.S. Equity Opportunities Fund Class I	1,616,179	16,468,862
Total Equity Funds (Cost $190,835,256)		226,392,865

Fixed Income Funds 50.2%
IQ Enhanced Core Bond U.S. ETF (a)	1,101,390	21,620,286
IQ Enhanced Core Plus Bond U.S. ETF	362	7,291
IQ S&P High Yield Low Volatility Bond ETF (a)	210,362	5,381,039
MainStay Convertible Fund Class I	535,999	9,353,176
MainStay Floating Rate Fund Class I	3,807,862	35,641,592
MainStay High Yield Corporate Bond Fund Class I	2,788,633	16,174,071
MainStay Indexed Bond Fund Class I (a)	3,162,194	33,803,856
MainStay Short Duration High Yield Fund Class I	1,177,470	11,739,378
MainStay Total Return Bond Fund Class I (a)	8,003,840	85,160,857
MainStay Unconstrained Bond Fund Class I	1,437,402	12,792,878
Total Fixed Income Funds (Cost $228,596,846)		231,674,424
Total Affiliated Investment Companies (Cost $419,432,102)		458,067,289

	Principal Amount
Short-Term Investment 0.8%
Repurchase Agreement 0.8%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $3,793,561 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.375% and a maturity date of 8/15/19, with a Principal Amount of $3,875,000 and a Market Value of $3,870,579)	$3,793,548	3,793,548
Total Short-Term Investment (Cost $3,793,548)		3,793,548
Total Investments (Cost $423,225,650) (c)	100.0%	461,860,837
Other Assets, Less Liabilities	0.0 ‡	102,080
Net Assets	100.0%	$461,962,917

†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2017, cost was $428,383,134 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$39,983,205
Gross unrealized depreciation	(6,505,502)
Net unrealized appreciation	$33,477,703

The following abbreviations are used in the preceding pages:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$226,392,865	$—	$—	$226,392,865
Fixed Income Funds	231,674,424	—	—	231,674,424
Short-Term Investment
Repurchase Agreement	—	3,793,548	—	3,793,548
Total Investments in Securities	$458,067,289	$3,793,548	$—	$461,860,837

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Cornerstone Growth Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.7% †
	Aerospace & Defense 1.8%
¤	Boeing Co.	44,089	$10,689,819
	Lockheed Martin Corp.	210	61,347
			10,751,166
	Air Freight & Logistics 0.7%
	United Parcel Service, Inc. Class B	5,844	644,535
	XPO Logistics, Inc. (a)	54,380	3,268,782
			3,913,317
	Airlines 1.3%
	Copa Holdings S.A. Class A	26,503	3,325,066
	Southwest Airlines Co.	79,760	4,427,478
			7,752,544
	Automobiles 0.4%
	Tesla, Inc. (a)	6,507	2,104,819

	Banks 0.3%
	Citigroup, Inc.	5,754	393,861
	First Hawaiian, Inc.	8,722	257,299
	JPMorgan Chase & Co.	10,140	930,852
			1,582,012
	Beverages 1.8%
	Coca-Cola Co.	73,874	3,386,384
	Constellation Brands, Inc. Class A	5,783	1,118,143
	PepsiCo., Inc.	54,886	6,400,257
			10,904,784
	Biotechnology 4.7%
	AbbVie, Inc.	123,877	8,660,241
	Amgen, Inc.	29,196	5,094,994
	Biogen, Inc. (a)	3,657	1,059,031
	Celgene Corp. (a)	32,685	4,425,876
	Gilead Sciences, Inc.	93,383	7,105,512
	United Therapeutics Corp. (a)	12,128	1,557,235
			27,902,889
	Building Products 0.2%
	Owens Corning	13,245	888,077

	Capital Markets 2.6%
	Eaton Vance Corp.	25,288	1,241,388
	Lazard, Ltd. Class A	71,729	3,350,461
	Legg Mason, Inc.	41,191	1,648,052
	LPL Financial Holdings, Inc.	79,167	3,622,682
	S&P Global, Inc.	25,839	3,968,612
	State Street Corp.	17,912	1,669,936
			15,501,131
	Chemicals 1.7%
	Chemours Co.	87,709	4,175,825
	E.I. du Pont de Nemours & Co.	5,432	446,565
	Olin Corp.	104,727	3,087,352
	Sherwin-Williams Co.	6,500	2,192,255
			9,901,997
	Commercial Services & Supplies 0.3%
	Pitney Bowes, Inc.	105,963	1,667,858

	Containers & Packaging 1.0%
	Berry Global Group, Inc. (a)	60,634	3,400,355
	Silgan Holdings, Inc.	84,218	2,551,805
			5,952,160
	Diversified Consumer Services 0.5%
	H&R Block, Inc.	104,295	3,180,997

	Diversified Telecommunication Services 0.9%
	SBA Communications Corp. (a)	29,046	3,995,277
	Verizon Communications, Inc.	31,231	1,511,581
			5,506,858
	Electronic Equipment, Instruments & Components 1.6%
	Corning, Inc.	107,803	3,141,379
	Jabil, Inc.	108,215	3,300,558
	Zebra Technologies Corp. Class A (a)	30,190	3,070,927
			9,512,864
	Equity Real Estate Investment Trusts (REITs) 2.3%
	American Tower Corp.	45,210	6,163,479
	Digital Realty Trust, Inc.	1,699	195,963
	Gaming and Leisure Properties, Inc.	43,908	1,665,870
	Lamar Advertising Co. Class A	22,969	1,620,922
	Outfront Media, Inc.	119,937	2,742,959
	Public Storage	4,396	903,686
	Senior Housing Properties Trust	12,056	234,489
			13,527,368
	Food & Staples Retailing 0.1%
	Costco Wholesale Corp.	1,744	276,441

	Food Products 0.7%
	Flowers Foods, Inc.	23,676	416,461
	Pilgrim's Pride Corp. (a)	145,627	3,537,280
			3,953,741
	Health Care Equipment & Supplies 1.3%
	Alere, Inc. (a)	62,734	3,161,166
	Baxter International, Inc.	54,666	3,306,200
	Cooper Cos., Inc.	5,039	1,228,861
	Medtronic PLC	355	29,809
			7,726,036
	Health Care Providers & Services 5.7%
	Anthem, Inc.	6,139	1,143,143
	Centene Corp. (a)	40,438	3,211,586
	Cigna Corp.	29,378	5,098,846
	Humana, Inc.	20,153	4,659,374
	McKesson Corp.	20,445	3,309,432
¤	UnitedHealth Group, Inc.	65,110	12,488,749
	WellCare Health Plans, Inc. (a)	19,652	3,478,207
			33,389,337
	Health Care Technology 0.7%
	Cerner Corp. (a)	62,127	3,999,115

	Hotels, Restaurants & Leisure 5.7%
	Aramark	83,312	3,320,816
	Carnival Corp.	33,401	2,230,519
	Choice Hotels International, Inc.	907	58,638
	Darden Restaurants, Inc.	41,652	3,493,770
	Extended Stay America, Inc.	166,757	3,296,786
	Las Vegas Sands Corp.	67,909	4,183,873
¤	McDonald's Corp.	61,307	9,511,168
	Royal Caribbean Cruises, Ltd.	7,843	886,808
	Starbucks Corp.	17,125	924,407
	Wyndham Worldwide Corp.	36,085	3,766,191
	Wynn Resorts, Ltd.	823	106,447
	Yum China Holdings, Inc. (a)	15,914	569,562
	Yum! Brands, Inc.	17,483	1,319,617
			33,668,602
	Household Durables 0.9%
	NVR, Inc. (a)	1,428	3,727,708
	Tempur Sealy International, Inc. (a)	30,064	1,733,791
			5,461,499
	Industrial Conglomerates 1.2%
	3M Co.	35,694	7,180,562

	Insurance 1.4%
	Assurant, Inc.	30,807	3,243,053
	Progressive Corp.	57,696	2,719,212
	XL Group, Ltd.	58,117	2,580,395
			8,542,660
	Internet & Direct Marketing Retail 5.6%
¤	Amazon.com, Inc. (a)	23,085	22,802,902
	Expedia, Inc.	27,258	4,265,059
	Liberty Interactive Corp. QVC Group Class A (a)	145,562	3,484,754
	Netflix, Inc. (a)	73	13,261
	Priceline Group, Inc. (a)	1,341	2,720,219
			33,286,195
	Internet Software & Services 8.9%
¤	Alphabet, Inc.(a)
	Class A	14,448	13,660,584
	Class C	14,462	13,456,891
¤	Facebook, Inc. Class A (a)	118,850	20,115,362
	IAC / InterActiveCorp (a)	33,971	3,554,386
	VeriSign, Inc. (a)	20,087	2,032,202
			52,819,425
	IT Services 5.6%
	Accenture PLC Class A	5,858	754,628
	Alliance Data Systems Corp.	14,615	3,528,499
	CoreLogic, Inc. (a)	27,275	1,242,376
	DXC Technology Co.	1,234	96,721
	First Data Corp. Class A (a)	181,905	3,394,347
	International Business Machines Corp.	18,027	2,607,966
	Mastercard, Inc. Class A	47,204	6,032,671
	Total System Services, Inc.	62,434	3,962,062
¤	Visa, Inc. Class A	92,589	9,218,161
	Western Union Co.	107,101	2,115,245
			32,952,676
	Life Sciences Tools & Services 1.1%
	Charles River Laboratories International, Inc. (a)	8,561	840,690
	Thermo Fisher Scientific, Inc.	892	156,573
	VWR Corp. (a)	71,922	2,373,426
	Waters Corp. (a)	16,452	2,853,435
			6,224,124
	Machinery 2.9%
	Caterpillar, Inc.	55,074	6,275,682
	Cummins, Inc.	21,828	3,664,921
	Deere & Co.	40,773	5,230,360
	Fortive Corp.	13,882	898,721
	Toro Co.	15,574	1,107,156
			17,176,840
	Media 3.2%
¤	Comcast Corp. Class A	297,993	12,053,817
	DISH Network Corp. Class A (a)	22,025	1,410,261
	Lions Gate Entertainment Corp. Class A (a)	48,023	1,411,876
	Live Nation Entertainment, Inc. (a)	40,405	1,505,894
	Walt Disney Co.	23,205	2,550,926
			18,932,774
	Personal Products 0.4%
	Herbalife, Ltd. (a)	12,642	840,819
	Nu Skin Enterprises, Inc. Class A	25,368	1,607,317
			2,448,136
	Pharmaceuticals 0.5%
	Eli Lilly & Co.	29,824	2,465,252
	Johnson & Johnson	5,344	709,256
			3,174,508
	Professional Services 0.5%
	Robert Half International, Inc.	71,333	3,227,818

	Road & Rail 0.1%
	Union Pacific Corp.	7,636	786,203

	Semiconductors & Semiconductor Equipment 6.7%
	Applied Materials, Inc.	125,157	5,545,707
	Broadcom, Ltd.	13,436	3,314,124
	First Solar, Inc. (a)	84,092	4,146,576
	KLA-Tencor Corp.	39,527	3,661,386
	Lam Research Corp.	28,836	4,598,188
	Micron Technology, Inc. (a)	142,065	3,994,868
	NVIDIA Corp.	18,409	2,991,647
	ON Semiconductor Corp. (a)	233,379	3,489,016
	Qorvo, Inc. (a)	41,664	2,856,484
	Skyworks Solutions, Inc.	40,337	4,230,141
	Texas Instruments, Inc.	10,265	835,366
			39,663,503
	Software 8.9%
	Activision Blizzard, Inc.	90,436	5,587,136
	Adobe Systems, Inc. (a)	13,632	1,996,952
	Cadence Design Systems, Inc. (a)	106,283	3,921,843
	Citrix Systems, Inc. (a)	7,575	598,273
	Dell Technologies, Inc. Class V (a)	10,237	657,932
	Electronic Arts, Inc. (a)	19,685	2,298,027
¤	Microsoft Corp.	420,967	30,604,301
	Oracle Corp.	37,380	1,866,383
	Take-Two Interactive Software, Inc. (a)	47,306	3,759,881
	VMware, Inc. Class A (a)	12,797	1,186,410
			52,477,138
	Specialty Retail 3.4%
	Best Buy Co., Inc.	58,067	3,387,629
	Burlington Stores, Inc. (a)	14,373	1,250,882
	Home Depot, Inc.	59,252	8,864,099
	Lowe's Cos., Inc.	81,800	6,331,320
			19,833,930
	Technology Hardware, Storage & Peripherals 7.7%
¤	Apple, Inc.	283,195	42,119,592
	NCR Corp. (a)	13,368	505,979
	Western Digital Corp.	37,126	3,160,165
			45,785,736
	Textiles, Apparel & Luxury Goods 0.7%
	Michael Kors Holdings, Ltd. (a)	93,569	3,409,654
	NIKE, Inc. Class B	8,496	501,689
			3,911,343
	Tobacco 2.2%
	Altria Group, Inc.	138,688	9,010,559
	Philip Morris International, Inc.	33,357	3,893,096
			12,903,655
	Trading Companies & Distributors 0.4%
	United Rentals, Inc. (a)	21,795	2,592,733

	Wireless Telecommunication Services 0.1%
	T-Mobile U.S., Inc. (a)	9,989	615,922

	Total Common Stocks (Cost $475,174,865)		583,561,493

	Exchange-Traded Funds 1.4%
	Banks 1.4%
	iShares Russell 1000 Growth ETF (b)	66,856	8,136,375
	Total Exchange-Traded Funds (Cost $7,773,116)		8,136,375
	Total Investments (Cost $482,947,981) (c)	100.1%	591,697,868
	Other Assets, Less Liabilities	(0.1)	(625,063)
	Net Assets	100.0%	$591,072,805

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of July 31, 2017, cost was $483,255,188 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$115,372,353
Gross unrealized depreciation	(6,929,673)
Net unrealized appreciation	$108,442,680

The following abbreviation is used in the above portfolio:
ETF	—Exchange-Traded Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$583,561,493	$—	$—	$583,561,493
Exchange-Traded Funds
Equity Funds	8,136,375	—	—	8,136,375
Total Investments in Securities	$591,697,868	$—	$—	$591,697,868

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Emerging Markets Equity Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 88.3% †
	Brazil 3.3%
	Ambev S.A. (Beverages)	245,000	$1,504,562
	Banco do Brasil S.A. (Banks)	151,800	1,397,104
	Banco Santander Brasil S.A. (Banks)	82,700	676,536
	Cia de Saneamento de Minas Gerais-Copasa MG (Water Utilities)	9,900	134,546
	JBS S.A. (Food Products)	282,700	698,058
	Magazine Luiza S.A. (Multiline Retail)	900	105,887
	QGEP Participacoes S.A. (Oil, Gas & Consumable Fuels)	18,700	43,657
	Qualicorp S.A. (Health Care Providers & Services)	39,500	415,476
	Sao Martinho S.A. (Food Products)	27,500	154,858
	Tupy S.A. (Auto Components)	9,900	46,986
	Vale S.A. (Metals & Mining)	54,900	551,051
	Wiz Solucoes e Corretagem de Seguros S.A. (Insurance)	51,800	328,905
			6,057,626
	China 29.0%
	Agricultural Bank of China, Ltd. Class H (Banks)	3,392,000	1,585,087
¤	Alibaba Group Holding, Ltd. Sponsored ADR (Internet Software & Services) (a)	45,000	6,972,750
	Anhui Conch Cement Co., Ltd. Class H (Construction Materials)	301,000	1,113,702
	Baidu, Inc. Sponsored ADR (Internet Software & Services) (a)	4,600	1,041,210
	Bank of China, Ltd. Class H (Banks)	1,498,000	738,375
	BYD Electronic International Co., Ltd. (Communications Equipment)	31,000	78,345
	Changyou.com, Ltd. ADR (Software) (a)	6,200	262,446
	China Communications Construction Co., Ltd. Class H (Construction & Engineering)	991,000	1,322,044
	China Communications Services Corp., Ltd. Class H (Diversified Telecommunication Services)	1,398,000	760,678
¤	China Construction Bank Corp. Class H (Banks)	4,566,000	3,799,739
	China Huarong Asset Management Co., Ltd. Class H (Capital Markets) (b)	841,000	343,472
¤	China Mobile, Ltd. (Wireless Telecommunication Services)	337,500	3,618,787
	China National Building Material Co., Ltd. Class H (Construction Materials)	730,000	445,806
	China Petroleum & Chemical Corp. Class H (Oil, Gas & Consumable Fuels)	1,586,000	1,204,099
	China Railway Construction Corp., Ltd. Class H (Construction & Engineering)	231,500	305,869
	China Shenhua Energy Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	581,500	1,448,762
	China Telecom Corp., Ltd. Class H (Diversified Telecommunication Services)	1,626,000	774,405
	China Vanke Co., Ltd. Class H (Real Estate Management & Development)	133,800	394,849
	China ZhengTong Auto Services Holdings, Ltd. (Specialty Retail)	471,000	465,525
	Dongfeng Motor Group Co., Ltd. Class H (Automobiles)	922,000	1,129,659
	ENN Energy Holdings, Ltd. (Gas Utilities)	197,000	1,338,000
	Geely Automobile Holdings, Ltd. (Automobiles)	603,000	1,394,246
	Great Wall Motor Co., Ltd. Class H (Automobiles)	643,500	825,507
	Guangzhou Automobile Group Co., Ltd. Class H (Automobiles)	522,000	1,121,416
	Haitian International Holdings, Ltd. (Machinery)	114,000	326,932
	Hisense Kelon Electrical Holdings Co., Ltd. Class H (Household Durables)	359,000	513,855
¤	Industrial & Commercial Bank of China, Ltd. Class H (Banks)	3,676,000	2,574,348
	NetEase, Inc. ADR (Internet Software & Services)	5,200	1,618,656
	Ping An Insurance Group Co. of China, Ltd. Class H (Insurance)	335,000	2,485,437
	Shanghai Industrial Holdings, Ltd. (Industrial Conglomerates)	170,000	491,883
	Sihuan Pharmaceutical Holdings Group, Ltd. (Pharmaceuticals)	2,719,000	1,145,274
	Sinotruk Hong Kong, Ltd. (Machinery)	203,000	213,115
¤	Tencent Holdings, Ltd. (Internet Software & Services)	211,100	8,470,162
	Weichai Power Co., Ltd. Class H (Machinery)	626,000	603,495
	Weiqiao Textile Co., Ltd. Class H (Textiles, Apparel & Luxury Goods) (a)(c)(d)	232,500	166,395
	Xingda International Holdings, Ltd. (Auto Components)	215,000	93,038
	Yanzhou Coal Mining Co., Ltd. Class H (Oil, Gas & Consumable Fuels)	864,000	850,638
	YY, Inc. ADR (Internet Software & Services) (a)	17,800	1,272,700
	Zhejiang Expressway Co., Ltd. Class H (Transportation Infrastructure)	286,000	357,006
	Zhongsheng Group Holdings, Ltd. (Specialty Retail)	225,500	493,682
			54,161,394
	Egypt 0.1%
	Telecom Egypt Co. (Diversified Telecommunication Services)	266,430	164,781

	Greece 0.6%
	FF Group (Specialty Retail) (a)	10,261	245,976
	Motor Oil Hellas Corinth Refineries S.A. (Oil, Gas & Consumable Fuels)	9,829	221,658
	Mytilineos Holdings S.A. (Industrial Conglomerates) (a)	36,791	365,847
	OPAP S.A. (Hotels, Restaurants & Leisure)	18,793	216,242
			1,049,723
	Hong Kong 0.7%
	Nine Dragons Paper Holdings, Ltd. (Paper & Forest Products)	841,000	1,253,295
	Texhong Textile Group, Ltd. (Textiles, Apparel & Luxury Goods)	91,000	97,865
			1,351,160
	Hungary 0.6%
	MOL Hungarian Oil & Gas PLC (Oil, Gas & Consumable Fuels)	6,779	586,721
	Richter Gedeon Nyrt (Pharmaceuticals)	21,690	555,241
			1,141,962
	India 9.7%
	Adani Enterprises, Ltd. (Trading Companies & Distributors)	258,317	557,092
	Balrampur Chini Mills, Ltd. (Food Products)	232,846	596,168
	CESC, Ltd. (Electric Utilities)	4,970	73,057
	Chennai Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	73,818	445,316
	Dewan Housing Finance Corp., Ltd. (Thrifts & Mortgage Finance)	28,639	204,063
	eClerx Services, Ltd. (IT Services)	1	20
	Grasim Industries, Ltd. (Construction Materials)	12,498	208,108
	Hindalco Industries, Ltd. (Metals & Mining)	289,466	993,145
	Hindustan Petroleum Corp., Ltd. (Oil, Gas & Consumable Fuels)	215,580	1,286,734
	Hindustan Unilever, Ltd. (Household Products)	72,946	1,319,484
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	13,051	363,651
	Indiabulls Housing Finance, Ltd. (Thrifts & Mortgage Finance)	33,184	609,353
	Indian Bank (Banks)	85,216	415,113
	Indian Oil Corp., Ltd. (Oil, Gas & Consumable Fuels)	133,058	760,376
	Infosys, Ltd. (IT Services)	105,596	1,670,738
	Jain Irrigation Systems, Ltd. (Machinery)	154,429	255,170
	Karnataka Bank, Ltd. (Banks)	11,148	26,744
	Mangalore Refinery & Petrochemicals, Ltd. (Oil, Gas & Consumable Fuels) (a)	288,093	555,741
	National Aluminium Co., Ltd. (Metals & Mining)	135,763	148,141
	Oil & Natural Gas Corp., Ltd. (Oil, Gas & Consumable Fuels)	240,139	632,622
	Power Finance Corp., Ltd. (Diversified Financial Services)	590,205	1,145,426
	Reliance Industries, Ltd. (Oil, Gas & Consumable Fuels)	26,472	666,615
	Rural Electrification Corp., Ltd. (Diversified Financial Services)	423,244	1,153,260
	Tata Motors, Ltd. Class A (Automobiles) (a)	149,962	609,070
	Tata Steel, Ltd. (Metals & Mining)	142,237	1,258,490
	Union Bank of India (Banks) (a)	227,071	560,499
	Vardhman Textiles, Ltd. (Textiles, Apparel & Luxury Goods) (a)	6,741	128,407
	Vedanta, Ltd. (Metals & Mining)	328,248	1,430,397
			18,073,000
	Indonesia 1.1%
	PT Bank Danamon Indonesia Tbk (Banks)	113,000	48,341
	PT Bank Negara Indonesia Persero Tbk (Banks)	568,500	317,872
	PT Indo Tambangraya Megah Tbk (Oil, Gas & Consumable Fuels)	349,100	524,017
	PT Indofood Sukses Makmur Tbk (Food Products)	318,000	199,884
	PT Telekomunikasi Indonesia Persero Tbk (Diversified Telecommunication Services)	2,709,600	953,769
			2,043,883
	Malaysia 2.5%
	AirAsia BHD (Airlines)	1,495,600	1,128,293
	AMMB Holdings BHD (Banks)	103,200	119,313
	CIMB Group Holdings BHD (Banks)	892,400	1,365,227
	Kuala Lumpur Kepong BHD (Food Products)	119,000	689,291
	Malayan Banking BHD (Banks)	634,400	1,413,565
			4,715,689
	Mexico 2.0%
	America Movil S.A.B. de C.V. Series L (Wireless Telecommunication Services)	1,810,700	1,599,905
	Arca Continental S.A.B. de C.V. (Beverages)	25,100	186,602
	Coca-Cola FEMSA S.A.B. de C.V. Series L (Beverages)	49,300	419,573
	Fibra Uno Administracion S.A. de C.V. (Equity Real Estate Investment Trusts (REITs))	102,200	190,421
	Fomento Economico Mexicano S.A.B. de C.V. (Beverages)	84,800	855,073
	Grupo Financiero Banorte S.A.B. de C.V. Class O (Banks)	36,100	239,261
	Grupo Financiero Interacciones, S.A. de C.V. Class O (Banks)	12,100	68,104
	Qualitas Controladora S.A.B. de C.V. (Insurance)	22,600	37,475
	Rassini S.A.B. de C.V. (Auto Components)	3,400	16,232
	Wal-Mart de Mexico S.A.B. de C.V. (Food & Staples Retailing)	13,500	31,243
			3,643,889
	Philippines 0.1%
	SM Prime Holdings, Inc. (Real Estate Management & Development)	198,200	137,082

	Poland 1.9%
	Enea S.A. (Electric Utilities)	75,744	319,133
	Grupa Lotos S.A. (Oil, Gas & Consumable Fuels) (a)	11,347	153,113
	Polskie Gornictwo Naftowe i Gazownictwo S.A. (Oil, Gas & Consumable Fuels)	537,416	998,384
	Powszechny Zaklad Ubezpieczen S.A. (Insurance)	113,168	1,393,926
	Synthos S.A. (Chemicals)	211,273	260,878
	Tauron Polska Energia S.A. (Electric Utilities) (a)	471,377	499,464
			3,624,898
	Republic of Korea 14.6%
	DGB Financial Group, Inc. (Banks)	91,301	974,976
	Dongwon Industries Co., Ltd. (Food Products)	63	15,594
	E-MART, Inc. (Food & Staples Retailing)	1,034	234,696
	Hana Financial Group, Inc. (Banks)	27,812	1,267,514
	Hanwha Chemical Corp. (Chemicals)	27,785	836,741
	Hanwha Corp. (Industrial Conglomerates)	22,964	1,004,502
	Hyosung Corp. (Chemicals)	2,402	359,533
	Hyundai Marine & Fire Insurance Co., Ltd. (Insurance)	29,635	1,202,296
	Hyundai Motor Co. (Automobiles)	836	108,324
	Industrial Bank of Korea (Banks)	86,730	1,197,425
	KB Financial Group, Inc. (Banks)	35,932	1,907,297
	LG Display Co., Ltd. (Electronic Equipment, Instruments & Components)	21,133	597,703
	LG Electronics, Inc. (Household Durables)	22,375	1,341,640
	LG Uplus Corp. (Diversified Telecommunication Services)	79,068	1,176,428
	POSCO (Metals & Mining)	6,712	1,991,318
¤	Samsung Electronics Co., Ltd. (Technology Hardware, Storage & Peripherals)	3,883	8,362,477
	Shinhan Financial Group Co., Ltd. (Banks)	22,153	1,053,161
	SK Hynix, Inc. (Semiconductors & Semiconductor Equipment)	39,323	2,319,215
	SK Telecom Co., Ltd. (Wireless Telecommunication Services)	5,269	1,308,951
			27,259,791
	Romania 0.1%
	NEPI Rockcastle PLC (Real Estate) (a)	12,320	164,111

	Singapore 0.3%
	IGG, Inc. (Software)	316,000	532,412

	South Africa 5.5%
	Barclays Africa Group, Ltd. (Banks)	71,193	781,144
	Bid Corp., Ltd. (Food & Staples Retailing)	12,707	305,016
	Exxaro Resources, Ltd. (Oil, Gas & Consumable Fuels)	149,644	1,236,781
	Growthpoint Properties, Ltd. (Equity Real Estate Investment Trusts (REITs))	244,312	459,380
	Harmony Gold Mining Co., Ltd. (Metals & Mining)	44,527	79,197
	Investec, Ltd. (Capital Markets)	36,129	270,171
	Liberty Holdings, Ltd. (Insurance)	102,735	880,970
	MMI Holdings, Ltd. (Insurance)	49,303	77,254
¤	Naspers, Ltd. Class N (Media)	15,907	3,510,614
	Nedbank Group, Ltd. (Banks)	22,887	380,450
	Standard Bank Group, Ltd. (Banks)	139,963	1,738,871
	Sun International, Ltd. (Hotels, Restaurants & Leisure)	4,198	17,679
	Telkom S.A. SOC, Ltd. (Diversified Telecommunication Services)	93,805	463,019
	Tsogo Sun Holdings, Ltd. (Hotels, Restaurants & Leisure)	25,381	43,968
			10,244,514
	Taiwan 12.8%
	AU Optronics Corp. (Electronic Equipment, Instruments & Components)	3,136,000	1,267,050
	Cathay Financial Holding Co., Ltd. (Insurance)	336,000	547,472
	Charoen Pokphand Enterprise (Food Products)	20,000	45,636
	Chicony Power Technology Co., Ltd. (Electrical Equipment)	39,460	80,892
	China General Plastics Corp. (Chemicals)	180,250	173,114
	Compeq Manufacturing Co., Ltd. (Electronic Equipment, Instruments & Components)	568,000	522,939
	Coretronic Corp. (Electronic Equipment, Instruments & Components)	170,000	215,347
	CTBC Financial Holding Co., Ltd. (Banks)	1,717,927	1,103,733
	E Ink Holdings, Inc. (Electronic Equipment, Instruments & Components)	506,000	541,266
	Formosa Taffeta Co., Ltd. (Textiles, Apparel & Luxury Goods)	44,000	43,569
	Fubon Financial Holding Co., Ltd. (Diversified Financial Services)	376,000	584,008
	General Interface Solution Holding, Ltd. (Electronic Equipment, Instruments & Components)	64,000	614,661
	Grand Pacific Petrochemical (Chemicals)	383,000	277,146
¤	Hon Hai Precision Industry Co., Ltd. (Electronic Equipment, Instruments & Components)	873,218	3,397,960
	Innolux Corp. (Electronic Equipment, Instruments & Components)	2,652,000	1,295,458
	ITEQ Corp. (Electronic Equipment, Instruments & Components)	29,000	44,131
	Lien Hwa Industrial Corp. (Food Products)	334,000	310,821
	Long Chen Paper Co., Ltd. (Paper & Forest Products)	372,000	468,149
	Mercuries & Associates Holding, Ltd. (Insurance)	40,000	30,071
	Nanya Technology Corp. (Semiconductors & Semiconductor Equipment)	551,000	1,138,660
	Pegatron Corp. (Technology Hardware, Storage & Peripherals)	40,000	130,616
	Pou Chen Corp. (Textiles, Apparel & Luxury Goods)	385,000	520,210
	Powertech Technology, Inc. (Semiconductors & Semiconductor Equipment) (a)	193,000	625,746
	Rechi Precision Co., Ltd. (Machinery)	214,000	224,308
	Syncmold Enterprise Corp. (Machinery)	32,000	69,202
¤	Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)	850,000	6,038,151
	Taiwan Styrene Monomer (Chemicals)	230,000	158,815
	Tripod Technology Corp. (Electronic Equipment, Instruments & Components)	25,000	81,635
	Tung Ho Steel Enterprise Corp. (Metals & Mining)	37,000	30,572
	TYC Brother Industrial Co., Ltd. (Auto Components)	26,000	26,564
	United Integrated Services Co., Ltd. (Construction & Engineering)	53,000	99,697
	Walsin Lihwa Corp. (Electrical Equipment)	789,000	347,525
	Winbond Electronics Corp. (Semiconductors & Semiconductor Equipment)	893,000	539,724
	Wistron Corp. (Technology Hardware, Storage & Peripherals)	572,294	578,065
	Yageo Corp. (Electronic Equipment, Instruments & Components)	159,000	605,554
	Yuanta Financial Holding Co., Ltd. (Capital Markets)	2,319,000	994,554
			23,773,021
	Thailand 1.1%
	Charoen Pokphand Foods PCL, NVDR (Food Products)	569,000	420,639
	Electricity Generating PCL, NVDR (Independent Power & Renewable Electricity Producers)	12,600	82,545
	Kiatnakin Bank PCL, NVDR (Banks)	200,200	401,585
	Krung Thai Bank PCL, NVDR (Banks)	771,800	419,803
	PTT Global Chemical PCL, NVDR (Chemicals)	134,600	290,221
	Thai Oil PCL, NVDR (Oil, Gas & Consumable Fuels)	191,300	492,960
			2,107,753
	Turkey 2.1%
	Eregli Demir ve Celik Fabrikalari TAS (Metals & Mining)	114,420	254,891
	TAV Havalimanlari Holding A.S. (Transportation Infrastructure)	103,383	626,288
	Tekfen Holding A.S. (Construction & Engineering)	187,838	583,366
	Turkiye Halk Bankasi A.S. (Banks)	206,122	883,794
	Turkiye Is Bankasi Class C (Banks)	398,647	857,476
	Turkiye Vakiflar Bankasi TAO Class D (Banks)	398,060	796,267
			4,002,082
	Ukraine 0.2%
	Kernel Holding S.A. (Food Products)	21,919	387,632
	Total Common Stocks (Cost $141,979,305)		164,636,403
	Exchange-Traded Funds 2.8% (e)
	United States 2.8%
	iShares MSCI Emerging Markets ETF (Capital Markets)	24,368	1,067,318
	iShares MSCI Russia Capped ETF (Capital Markets)	74,000	2,213,340
	VanEck Vectors Russia ETF (Capital Markets)	98,000	1,960,980
	Total Exchange-Traded Funds (Cost $5,497,384)		5,241,638
	Preferred Stocks 8.0%
	Brazil 5.4%
	Banco ABC Brasil S.A. 6.31% (Banks)	38,600	202,633
	Banco Bradesco S.A. 3.77% (Banks)	86,390	836,376
	Banco do Estado do Rio Grande do Sul S.A. 4.05% Class B (Banks)	121,100	568,151
	Braskem S.A. 3.69% Class A (Chemicals)	96,700	1,156,983
	Cia de Saneamento do Parana 6.09% (Water Utilities)	46,800	159,084
	Cia Energetica de Minas Gerais 7.15% (Electric Utilities)	322,100	880,046
	Cia Paranaense de Energia 6.70% Class B (Electric Utilities)	119,900	996,235
¤	Itau Unibanco Holding S.A. 4.45% (Banks)	216,104	2,586,304
	Suzano Papel e Celulose S.A. 2.07% Class A (Paper & Forest Products)	205,900	925,720
	Vale S.A. 4.33% (Metals & Mining)	193,400	1,809,123
			10,120,655
	Republic of Korea 2.6%
	Hyundai Motor Co. 4.02% (Automobiles)	13,196	1,249,967
	4.18% (Automobiles)	12,024	1,085,228
	LG Chem, Ltd. 2.06% (Chemicals)	1,465	300,449
¤	Samsung Electronics Co., Ltd. 1.61% (Technology Hardware, Storage & Peripherals)	1,233	2,127,629
			4,763,273
	Total Preferred Stocks (Cost $13,442,401)		14,883,928
	Total Investments (Cost $160,919,090) (f)	99.1%	184,761,969
	Other Assets, Less Liabilities	0.9	1,725,845
	Net Assets	100.0%	$186,487,814

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of this security was $166,395, which represented 0.1% of the Fund's net assets.
(d)	Illiquid security - As of July 31, 2017, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $166,395, which represented 0.1% of the Fund's net assets.
(e)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(f)	As of July 31, 2017, cost was $161,716,576 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$25,565,275
Gross unrealized depreciation	(2,519,882)
Net unrealized appreciation	$23,045,393

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
NVDR	—Non-Voting Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$164,470,008	$166,395	$—	$164,636,403
Exchange-Traded Funds	5,241,638	—	—	5,241,638
Preferred Stocks	14,883,928	—	—	14,883,928
Total Investments in Securities	$184,595,574	$166,395	$—	$184,761,969

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2017, certain foreign equity securities with a market value of $166,395 held by the Fund as of October 31, 2016, transferred from Level 1 to Level 2 due to these securities being fair valued at period end by applying factors provided by a third party vendor in accordance with the Fund’s policies and procedures.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017
Common Stocks
China	$53,171	$-	$44,966	$36,186	$-	$(134,323)	$-	$-	$-	$-
Right	68,241	-	-	5,523		(73,764)	-	-	-	-
Total	$121,412	$-	$44,966	$41,709	$-	$(208,087)	$-	$-	$-	$-

MainStay Epoch Capital Growth Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.8% †
	Argentina 0.7%
	MercadoLibre, Inc. (Internet Software & Services)	2,536	$731,433

	Australia 3.4%
	Commonwealth Bank of Australia (Banks)	7,167	480,074
	CSL, Ltd. (Biotechnology)	10,316	1,039,853
	Mineral Resources, Ltd. (Metals & Mining)	55,393	543,738
	Northern Star Resources, Ltd. (Metals & Mining)	225,270	792,950
	Regis Resources, Ltd. (Metals & Mining)	211,900	649,262
			3,505,877
	Brazil 0.8%
	Cielo S.A. (IT Services)	94,242	788,788

	Canada 4.7%
	Canadian National Railway Co. (Road & Rail)	10,252	810,128
	CCL Industries, Inc. Class B (Containers & Packaging)	10,930	523,991
	Constellation Software, Inc. (Software)	1,343	723,502
	Dollarama, Inc. (Multiline Retail)	10,272	1,004,089
	Linamar Corp. (Auto Components)	6,849	375,370
	Royal Bank of Canada (Banks)	9,537	711,479
	West Fraser Timber Co., Ltd. (Paper & Forest Products)	11,017	585,423
			4,733,982
	China 0.9%
	NetEase, Inc. ADR (Internet Software & Services)	3,089	961,544

	Denmark 1.0%
	Pandora A/S (Textiles, Apparel & Luxury Goods)	8,927	1,027,374

	France 4.4%
	Criteo S.A. Sponsored ADR (Internet Software & Services) (a)	11,013	557,258
	Edenred (Commercial Services & Supplies)	20,865	548,340
	Essilor International S.A. (Health Care Equipment & Supplies)	7,647	969,525
	LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	5,505	1,386,128
	Thales S.A. (Aerospace & Defense)	9,407	1,042,219
			4,503,470
	Germany 1.2%
	Continental A.G. (Auto Components)	3,322	749,158
	Henkel A.G. & Co. KGaA (Household Products)	3,480	438,328
			1,187,486
	Hong Kong 1.8%
¤	Hong Kong Exchanges & Clearing, Ltd. (Capital Markets)	65,900	1,879,772

	Indonesia 0.6%
	PT Bank Rakyat Indonesia Persero Tbk (Banks)	504,061	558,954

	Ireland 0.7%
	James Hardie Industries PLC (Construction Materials)	46,076	706,253

	Israel 1.6%
¤	Check Point Software Technologies, Ltd. (Software) (a)	15,298	1,618,222

	Japan 5.2%
	Hitachi High-Technologies Corp. (Electronic Equipment, Instruments & Components)	24,500	904,485
	Koito Manufacturing Co., Ltd. (Auto Components)	18,300	1,072,321
	Kose Corp. (Personal Products)	5,200	579,219
	Start Today Co., Ltd. (Internet & Direct Marketing Retail)	22,900	647,045
	Toridoll Holdings Corp. (Hotels, Restaurants & Leisure)	21,200	594,204
	Tsuruha Holdings, Inc. (Food & Staples Retailing)	8,200	861,318
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	15,000	644,927
			5,303,519
	Netherlands 1.9%
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	6,747	1,023,547
	Randstad Holding N.V. (Professional Services)	7,366	444,539
	Wolters Kluwer N.V. (Professional Services)	11,454	510,031
			1,978,117
	New Zealand 0.3%
	Bioverativ, Inc. (Biotechnology) (a)	4,165	258,105

	Portugal 0.4%
	Jeronimo Martins SGPS S.A. (Food & Staples Retailing)	19,870	391,055

	Republic of Korea 0.7%
	Hugel, Inc. (Biotechnology) (a)	1,451	753,864

	Singapore 0.5%
	Singapore Exchange, Ltd. (Capital Markets)	90,000	502,749

	South Africa 0.7%
	FirstRand, Ltd. (Diversified Financial Services)	192,858	758,920

	Spain 2.2%
	Amadeus IT Group S.A. (IT Services)	17,452	1,075,543
	Industria de Diseno Textil S.A. (Specialty Retail)	29,322	1,165,956
			2,241,499
	Sweden 2.1%
	Atlas Copco AB Class B (Machinery)	38,080	1,233,834
	Skanska AB (Construction & Engineering)	37,900	861,854
			2,095,688
	Switzerland 2.4%
	Chubb, Ltd. (Insurance)	3,503	513,049
	Nestle S.A. Registered (Food Products)	7,653	646,621
	Roche Holding A.G. (Pharmaceuticals)	3,686	933,556
	Schindler Holding A.G. Registered (Machinery)	1,476	310,480
			2,403,706
	United Kingdom 8.0%
	Admiral Group PLC (Insurance)	27,308	745,104
	Burberry Group PLC (Textiles, Apparel & Luxury Goods)	44,153	996,751
	Compass Group PLC (Hotels, Restaurants & Leisure)	34,215	729,967
	Delphi Automotive PLC (Auto Components)	3,355	303,359
	Hargreaves Lansdown PLC (Capital Markets)	34,244	623,505
	Howden Joinery Group PLC (Trading Companies & Distributors)	89,101	499,512
	Persimmon PLC (Household Durables)	25,723	849,831
	Prudential PLC (Insurance)	23,174	565,041
	RELX N.V. (Professional Services)	51,151	1,076,625
	Rightmove PLC (Internet Software & Services)	9,272	514,785
	Unilever PLC (Personal Products)	21,172	1,207,183
			8,111,663
	United States 51.6%
¤	AbbVie, Inc. (Biotechnology)	24,539	1,715,521
¤	Accenture PLC Class A (IT Services)	12,445	1,603,165
	Alaska Air Group, Inc. (Airlines)	17,971	1,531,668
	Align Technology, Inc. (Health Care Equipment & Supplies) (a)	2,785	465,735
¤	Alphabet, Inc. Class A (Internet Software & Services) (a)	1,873	1,770,921
	American Express Co. (Consumer Finance)	6,156	524,676
	American Woodmark Corp. (Building Products) (a)	4,732	464,446
	Analog Devices, Inc. (Semiconductors & Semiconductor Equipment)	9,441	745,933
¤	Apple, Inc. (Technology Hardware, Storage & Peripherals)	11,572	1,721,104
	Automatic Data Processing, Inc. (IT Services)	10,891	1,295,049
	Bank of Hawaii Corp. (Banks)	10,689	894,349
	Biogen, Inc. (Biotechnology) (a)	1,223	354,169
	Brunswick Corp. (Leisure Products)	19,132	1,083,062
	C.H. Robinson Worldwide, Inc. (Air Freight & Logistics)	6,332	415,379
¤	Celgene Corp. (Biotechnology) (a)	13,144	1,779,829
	Centene Corp. (Health Care Providers & Services) (a)	11,943	948,513
	Cerner Corp. (Health Care Technology) (a)	9,388	604,306
	Cheesecake Factory, Inc. (Hotels, Restaurants & Leisure)	10,592	503,967
	Comcast Corp. Class A (Media)	6,694	270,772
	Core Laboratories N.V. (Energy Equipment & Services)	1,998	200,859
	Costco Wholesale Corp. (Food & Staples Retailing)	7,467	1,183,594
	Dollar General Corp. (Multiline Retail)	3,016	226,683
	E.I. du Pont de Nemours & Co. (Chemicals)	6,349	521,951
	Estee Lauder Cos., Inc. Class A (Personal Products)	7,956	787,564
	Expeditors International of Washington, Inc. (Air Freight & Logistics)	16,270	957,978
¤	F5 Networks, Inc. (Communications Equipment) (a)	13,989	1,689,172
	Facebook, Inc. Class A (Internet Software & Services) (a)	3,327	563,095
	FactSet Research Systems, Inc. (Capital Markets)	3,266	546,140
	HealthSouth Corp. (Health Care Providers & Services)	12,430	529,021
	Henry Schein, Inc. (Health Care Providers & Services) (a)	5,556	1,012,359
	Hexcel Corp. (Aerospace & Defense)	10,186	521,218
	Home Depot, Inc. (Specialty Retail)	1,757	262,847
	InterContinental Hotels Group PLC (Hotels, Restaurants & Leisure)	18,342	1,038,441
	Jack Henry & Associates, Inc. (IT Services)	4,921	528,122
	Jazz Pharmaceuticals PLC (Pharmaceuticals) (a)	3,207	492,627
¤	Lam Research Corp. (Semiconductors & Semiconductor Equipment)	11,261	1,795,679
	LyondellBasell Industries N.V. Class A (Chemicals)	11,875	1,069,819
	Manhattan Associates, Inc. (Software) (a)	9,233	408,099
	Marriott International, Inc. Class A (Hotels, Restaurants & Leisure)	7,143	744,229
	Mastercard, Inc. Class A (IT Services)	4,887	624,559
	Microsoft Corp. (Software)	14,256	1,036,411
	Moody's Corp. (Capital Markets)	4,043	532,180
	NIKE, Inc. Class B (Textiles, Apparel & Luxury Goods)	20,681	1,221,213
	NVR, Inc. (Household Durables) (a)	203	529,919
	Paychex, Inc. (IT Services)	19,162	1,108,522
	Public Storage (Equity Real Estate Investment Trusts)	2,860	587,930
	Rollins, Inc. (Commercial Services & Supplies)	6,129	266,060
	Signature Bank (Banks) (a)	3,468	480,595
	Southwest Airlines Co. (Airlines)	18,152	1,007,617
	Stamps.com, Inc. (Internet Software & Services) (a)	4,461	660,674
	Starbucks Corp. (Hotels, Restaurants & Leisure)	13,171	710,971
	TJX Cos., Inc. (Specialty Retail)	14,710	1,034,260
	Total System Services, Inc. (IT Services)	6,304	400,052
	U.S. Bancorp (Banks)	12,781	674,581
	Union Pacific Corp. (Road & Rail)	8,660	891,634
	United Parcel Service, Inc. Class B (Air Freight & Logistics)	7,754	855,189
¤	UnitedHealth Group, Inc. (Health Care Providers & Services)	9,618	1,844,829
	Universal Health Services, Inc. Class B (Health Care Providers & Services)	3,465	384,026
	Valvoline, Inc. (Chemicals)	22,710	514,836
	Visa, Inc. Class A (IT Services)	9,555	951,296
	WABCO Holdings, Inc. (Machinery) (a)	7,896	1,086,253
	Western Alliance Bancorp (Banks) (a)	13,767	693,581
	Yum China Holdings, Inc. (Hotels, Restaurants & Leisure) (a)	8,836	316,240
	Yum! Brands, Inc. (Hotels, Restaurants & Leisure)	5,036	380,117
			52,565,606
	Total Common Stocks (Cost $87,524,385)		99,567,646

	Principal Amount
Short-Term Investment 2.2%
Repurchase Agreement 2.2%
United States 2.2%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $2,220,662 (Collateralized by a Federal Home Loan Mortgage Corp. with a rate of 1.375% and a maturity date of 8/15/19, with a Principal Amount of $2,270,000 and a Market Value of $2,267,410) (Capital Markets)	$2,220,654	2,220,654

Total Short-Term Investment (Cost $2,220,654)		2,220,654
Total Investments (Cost $89,745,039) (b)	100.0%	101,788,300
Other Assets, Less Liabilities	0.0 ‡	7,977
Net Assets	100.0%	$101,796,277

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of July 31, 2017, cost was $89,745,039 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$12,939,141
Gross unrealized depreciation	(895,880)
Net unrealized appreciation	$12,043,261

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$99,567,646	$—	$—	$99,567,646
Short-Term Investment
Repurchase Agreement	—	2,220,654	—	2,220,654
Total Investments in Securities	$99,567,646	$2,220,654	$—	$101,788,300

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Choice Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.1% †
	Belgium 3.5%
¤	Anheuser-Busch InBev S.A./N.V. (Beverages)	56,650	$6,826,941

	Brazil 3.3%
¤	Cielo S.A. (IT Services)	771,110	6,454,045

	China 3.1%
¤	Tencent Holdings, Ltd. (Internet Software & Services)	153,100	6,142,974

	France 10.6%
¤	AXA S.A. (Insurance)	247,637	7,317,093
	BNP Paribas S.A. (Banks)	77,916	6,047,980
¤	Safran S.A. (Aerospace & Defense)	78,281	7,407,040
			20,772,113
	Germany 2.7%
	Bayer A.G. Registered (Pharmaceuticals)	42,237	5,357,519

	Japan 8.0%
	Morinaga & Co., Ltd. (Food Products)	82,600	4,735,199
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	100,900	4,933,113
	Suzuki Motor Corp. (Automobiles)	123,900	5,877,790
			15,546,102
	Switzerland 5.5%
	LafargeHolcim, Ltd. Registered (Construction Materials) (a)	78,770	4,712,596
	UBS Group A.G. Registered (Capital Markets) (a)	350,245	6,092,477
			10,805,073
	United Kingdom 5.2%
	Unilever PLC (Personal Products)	90,506	5,160,461
	Vodafone Group PLC (Wireless Telecommunication Services)	1,670,680	4,893,537
			10,053,998
	United States 54.2%
¤	Allergan PLC (Pharmaceuticals)	29,319	7,398,063
	Alphabet, Inc. Class C (Internet Software & Services) (a)	3,322	3,091,121
	Apple, Inc. (Technology Hardware, Storage & Peripherals)	35,651	5,302,373
	Applied Materials, Inc. (Semiconductors & Semiconductor Equipment)	121,474	5,382,513
	Celgene Corp. (Biotechnology) (a)	14,362	1,944,758
	Coherent, Inc. (Electronic Equipment, Instruments & Components) (a)	18,277	4,843,405
	Danaher Corp. (Health Care Equipment & Supplies)	72,037	5,870,295
	General Dynamics Corp. (Aerospace & Defense)	24,054	4,722,522
	Home Depot, Inc. (Specialty Retail)	30,960	4,631,616
	Johnson Controls International PLC (Building Products)	147,554	5,747,228
¤	Microsoft Corp. (Software)	94,638	6,880,183
	NextEra Energy, Inc. (Electric Utilities)	38,465	5,619,352
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	81,178	5,027,354
	PayPal Holdings, Inc. (IT Services) (a)	92,670	5,425,829
¤	Philip Morris International, Inc. (Tobacco)	54,550	6,366,530
	Raytheon Co. (Aerospace & Defense)	29,528	5,072,025
	Rockwell Collins, Inc. (Aerospace & Defense)	26,056	2,775,746
	Universal Display Corp. (Electronic Equipment, Instruments & Components)	49,884	6,016,010
¤	Visa, Inc. Class A (IT Services)	72,252	7,193,409
¤	Walt Disney Co. (Media)	59,252	6,513,572
			105,823,904
	Total Common Stocks (Cost $154,422,238)		187,782,669

	Principal Amount
Short-Term Investment 4.4%
Repurchase Agreement 4.4%
United States 4.4%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $8,502,830 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.375% and a maturity date of 8/15/19, with a Principal Amount of $8,685,000 and a Market Value of $8,675,090) (Capital Markets)	$8,502,802	8,502,802

Total Short-Term Investment (Cost $8,502,802)		8,502,802
Total Investments (Cost $162,925,040) (b)	100.5%	196,285,471
Other Assets, Less Liabilities	(0.5)	(913,486)
Net Assets	100.0%	$195,371,985

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of July 31, 2017, cost was $162,925,040 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$34,175,757
Gross unrealized depreciation	(815,326)
Net unrealized appreciation	$33,360,431

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$187,782,669	$—	$—	$187,782,669
Short-Term Investment
Repurchase Agreement	—	8,502,802	—	8,502,802
Total Investments in Securities	$187,782,669	$8,502,802	$—	$196,285,471

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch Global Equity Yield Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.9% †
	Australia 2.9%
	Commonwealth Bank of Australia (Banks)	492,315	$32,977,228
	Sonic Healthcare, Ltd. (Health Care Providers & Services)	1,346,220	24,005,795
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	7,069,599	23,188,285
	Westpac Banking Corp. (Banks)	1,335,796	34,004,023
			114,175,331

	Canada 5.3%
	Agrium, Inc. (Chemicals)	234,785	23,501,979
¤	BCE, Inc. (Diversified Telecommunication Services)	1,626,250	76,332,986
	Rogers Communications, Inc. Class B (Wireless Telecommunication Services)	1,018,100	52,940,383
	Royal Bank of Canada (Banks)	390,853	29,158,402
	TELUS Corp. (Diversified Telecommunication Services)	773,045	27,920,767
			209,854,517

	France 7.6%
	AXA S.A. (Insurance)	1,486,280	43,916,093
	Cie Generale des Etablissements Michelin (Auto Components)	269,790	36,520,818
	Sanofi (Pharmaceuticals)	357,326	34,144,775
	SCOR S.E. (Insurance)	740,946	31,239,063
	TOTAL S.A. (Oil, Gas & Consumable Fuels)	1,236,900	62,903,867
	Unibail-Rodamco S.E. (Equity Real Estate Investment Trusts (REITs))	230,477	57,664,473
	Vinci S.A. (Construction & Engineering)	358,820	32,172,175
			298,561,264

	Germany 8.3%
	Allianz S.E. Registered (Insurance)	234,842	50,041,090
	BASF S.E. (Chemicals)	456,567	43,557,621
	Daimler A.G. Registered (Automobiles)	595,043	41,764,596
	Deutsche Post A.G. Registered (Air Freight & Logistics)	1,172,165	45,513,588
	Deutsche Telekom A.G. Registered (Diversified Telecommunication Services)	2,829,541	51,734,754
¤	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Insurance)	310,700	66,756,931
	Siemens A.G. Registered (Industrial Conglomerates)	211,451	28,723,736
			328,092,316

	Italy 2.7%
	Snam S.p.A. (Oil, Gas & Consumable Fuels)	9,078,045	42,943,387
	Terna Rete Elettrica Nazionale S.p.A. (Electric Utilities)	10,923,060	62,403,668
			105,347,055

	Netherlands 1.6%
¤	Royal Dutch Shell PLC Class A, Sponsored ADR (Oil, Gas & Consumable Fuels)	1,137,149	64,283,033

	Norway 2.0%
	Orkla ASA (Food Products)	3,531,160	36,376,627
	Statoil ASA (Oil, Gas & Consumable Fuels)	2,257,819	42,325,940
			78,702,567

	Singapore 1.2%
	Singapore Exchange, Ltd. (Capital Markets)	3,838,850	21,444,191
	Singapore Telecommunications, Ltd. (Diversified Telecommunication Services)	8,751,314	25,637,543
			47,081,734

	Spain 1.5%
	Gas Natural SDG S.A. (Gas Utilities)	1,231,060	28,840,548
	Red Electrica Corp. S.A. (Electric Utilities)	1,490,679	31,975,755
			60,816,303

	Sweden 0.7%
	Svenska Handelsbanken A.B. Class A (Banks)	1,859,650	27,685,839

	Switzerland 4.4%
	Nestle S.A. Registered (Food Products)	488,628	41,285,390
	Novartis A.G. Registered (Pharmaceuticals)	504,609	43,000,963
	Roche Holding A.G. (Pharmaceuticals)	166,271	42,111,555
	Swisscom A.G. Registered (Diversified Telecommunication Services)	97,688	47,755,435
			174,153,343

	Taiwan 0.8%
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Semiconductors & Semiconductor Equipment)	864,890	31,101,444

	United Kingdom 14.2%
	AstraZeneca PLC Sponsored ADR (Pharmaceuticals)	1,528,580	46,132,544
	BAE Systems PLC (Aerospace & Defense)	6,079,220	48,245,868
¤	British American Tobacco PLC (Tobacco)	843,018	52,427,240
¤	British American Tobacco PLC Sponsored ADR (Tobacco)	401,263	25,086,949
	Diageo PLC (Beverages)	961,200	31,052,066
	GlaxoSmithKline PLC (Pharmaceuticals)	2,516,000	50,275,517
¤	Imperial Brands PLC (Tobacco)	1,584,714	65,235,218
	National Grid PLC (Multi-Utilities)	4,447,106	54,966,869
	Sky PLC (Media)	3,245,233	41,319,003
	SSE PLC (Electric Utilities)	1,693,375	30,810,166
	Unilever PLC (Personal Products)	761,340	43,410,001
¤	Vodafone Group PLC (Wireless Telecommunication Services)	25,383,148	74,348,993
			563,310,434
	United States 44.7%
	AbbVie, Inc. (Biotechnology)	628,665	43,949,970
	Altria Group, Inc. (Tobacco)	885,377	57,522,944
	Ameren Corp. (Multi-Utilities)	898,455	50,403,325
	American Electric Power Co., Inc. (Electric Utilities)	313,095	22,085,721
	Arthur J. Gallagher & Co. (Insurance)	415,680	24,437,827
¤	AT&T, Inc. (Diversified Telecommunication Services)	1,639,377	63,935,703
	Automatic Data Processing, Inc. (IT Services)	262,580	31,223,388
	BlackRock, Inc. (Capital Markets)	65,610	27,984,633
	CenturyLink, Inc. (Diversified Telecommunication Services)	866,380	20,160,663
	Cisco Systems, Inc. (Communications Equipment)	1,261,685	39,679,993
	CME Group, Inc. (Capital Markets)	172,101	21,103,025
	Coca-Cola Co. (Beverages)	495,950	22,734,348
	Dominion Energy, Inc. (Multi-Utilities)	493,032	38,052,210
	Dow Chemical Co. (Chemicals)	805,118	51,720,780
¤	Duke Energy Corp. (Electric Utilities)	780,276	66,417,093
	Eaton Corp. PLC (Electrical Equipment)	436,145	34,128,346
	Emerson Electric Co. (Electrical Equipment)	493,000	29,387,730
	Entergy Corp. (Electric Utilities)	570,339	43,756,408
	Enterprise Products Partners, L.P. (Oil, Gas & Consumable Fuels)	1,542,703	41,961,522
	Exxon Mobil Corp. (Oil, Gas & Consumable Fuels)	530,905	42,493,636
	Intel Corp. (Semiconductors & Semiconductor Equipment)	682,616	24,212,390
	Iron Mountain, Inc. (Equity Real Estate Investment Trusts (REITs))	1,123,125	40,915,444
	Johnson & Johnson (Pharmaceuticals)	215,915	28,656,239
	Kimberly-Clark Corp. (Household Products)	297,495	36,639,484
	Lockheed Martin Corp. (Aerospace & Defense)	90,439	26,419,945
	McDonald's Corp. (Hotels, Restaurants & Leisure)	261,063	40,501,314
	Merck & Co., Inc. (Pharmaceuticals)	479,910	30,656,651
	Microsoft Corp. (Software)	309,167	22,476,441
	Occidental Petroleum Corp. (Oil, Gas & Consumable Fuels)	673,810	41,729,053
	People's United Financial, Inc. (Banks)	1,401,668	24,445,090
	PepsiCo., Inc. (Beverages)	223,180	26,025,020
	Pfizer, Inc. (Pharmaceuticals)	1,544,096	51,202,223
	Philip Morris International, Inc. (Tobacco)	497,361	58,047,002
¤	PPL Corp. (Electric Utilities)	1,804,230	69,156,136
	Procter & Gamble Co. (Household Products)	335,475	30,467,839
	Public Storage (Equity Real Estate Investment Trusts (REITs))	113,807	23,395,305
	QUALCOMM, Inc. (Semiconductors & Semiconductor Equipment)	936,431	49,808,765
	Regal Entertainment Group Class A (Media)	1,324,390	25,189,898
	Southern Co. (Electric Utilities)	600,875	28,799,939
	Texas Instruments, Inc. (Semiconductors & Semiconductor Equipment)	422,954	34,419,997
	United Parcel Service, Inc. Class B (Air Freight & Logistics)	350,002	38,601,721
¤	Verizon Communications, Inc. (Diversified Telecommunication Services)	1,394,376	67,487,798
	Waste Management, Inc. (Commercial Services & Supplies)	296,057	22,248,684
	WEC Energy Group, Inc. (Multi-Utilities)	882,464	55,568,758
	Wells Fargo & Co. (Banks)	494,428	26,669,446
¤	Welltower, Inc. (Equity Real Estate Investment Trusts (REITs))	959,690	70,431,649
			1,767,311,496
	Total Common Stocks (Cost $3,550,251,067)		3,870,476,676

	Principal Amount
Short-Term Investment 1.8%
Repurchase Agreement 1.8%
United States 1.8%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $70,489,982 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.375% and a maturity date of 8/15/19, with a Principal Amount of $71,985,000 and a Market Value of $71,902,865) (Capital Markets)	$70,489,747	70,489,747
Total Short-Term Investment (Cost $70,489,747)		70,489,747
Total Investments (Cost $3,620,740,814) (a)	99.7%	3,940,966,423
Other Assets, Less Liabilities	0.3	13,777,795
Net Assets	100.0%	$3,954,744,218

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	As of July 31, 2017, cost was $3,620,178,025 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$454,148,879
Gross unrealized depreciation	(133,360,481)
Net unrealized appreciation	$320,788,398

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$3,870,476,676	$—	$—	$3,870,476,676
Short-Term Investment
Repurchase Agreement	—	70,489,747	—	70,489,747
Total Investments in Securities	$3,870,476,676	$70,489,747	$—	$3,940,966,423

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Choice Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 95.5% †
	Canada 2.4%
	Fairfax Financial Holdings, Ltd. (Insurance)	31,473	$15,007,831

	China 4.3%
¤	Baidu, Inc. Sponsored ADR (Internet Software & Services) (a)	117,958	26,699,793

	France 13.8%
	Danone S.A. (Food Products)	221,998	16,580,135
	Pernod Ricard S.A. (Beverages)	153,537	21,311,027
	Safran S.A. (Aerospace & Defense)	98,227	9,294,353
	Sanofi (Pharmaceuticals)	152,666	14,588,209
	Sodexo S.A. (Hotels, Restaurants & Leisure)	59,176	6,993,348
	TOTAL S.A. (Oil, Gas & Consumable Fuels)	335,210	17,047,462
			85,814,534
	Germany 6.9%
	Merck KGaA (Pharmaceuticals)	75,912	8,343,933
¤	SAP S.E. (Software)	213,790	22,696,635
	Siemens A.G. Registered (Industrial Conglomerates)	88,199	11,981,049
			43,021,617
	Hong Kong 4.0%
¤	CK Hutchison Holdings, Ltd. (Industrial Conglomerates)	1,866,750	24,592,689

	India 1.3%
	ICICI Bank, Ltd. Sponsored ADR (Banks)	858,139	7,989,274

	Ireland 1.5%
	Ryanair Holdings PLC Sponsored ADR (Airlines) (a)	82,070	9,300,993

	Israel 0.9%
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR (Pharmaceuticals)	179,540	5,775,802

	Japan 6.6%
	Mitsubishi Estate Co., Ltd., (Real Estate Management & Development)	1,018,450	18,531,550
¤	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services)	462,690	22,621,426
			41,152,976
	Mexico 2.7%
	Grupo Televisa S.A.B. Sponsored ADR (Media)	629,922	16,768,524

	Netherlands 9.7%
¤	Akzo Nobel N.V. (Chemicals)	243,136	21,995,548
	ASML Holding N.V. (Semiconductors & Semiconductor Equipment)	46,170	7,004,175
	Euronext N.V. (Capital Markets) (b)	154,742	9,049,272
	Koninklijke DSM N.V. (Chemicals)	182,326	13,463,949
	Royal Dutch Shell PLC Class A (Oil, Gas & Consumable Fuels)	324,171	9,123,083
			60,636,027
	Portugal 1.8%
	NOS SGPS S.A. (Media)	1,705,460	10,861,812

	Republic of Korea 5.3%
¤	Samsung Electronics Co., Ltd., GDR (Technology Hardware, Storage & Peripherals)	30,729	33,125,862

	Spain 3.1%
	Aena S.A. (Transportation Infrastructure) (b)	67,036	13,113,785
	Endesa S.A. (Electric Utilities)	259,771	6,153,415
			19,267,200
	Sweden 1.9%
	Svenska Handelsbanken A.B. Class A (Banks)	806,330	12,004,368

	Switzerland 21.6%
¤	ABB, Ltd. Registered (Electrical Equipment)	1,094,500	25,694,348
¤	Julius Baer Group, Ltd. (Capital Markets) (a)	491,943	27,829,032
¤	LafargeHolcim, Ltd. Registered (Construction Materials) (a)	518,884	31,043,425
	Nestle S.A. Registered (Food Products)	250,734	21,185,136
¤	Novartis A.G. Registered (Pharmaceuticals)	340,738	29,036,466
			134,788,407
	United Kingdom 6.2%
	Meggitt PLC (Aerospace & Defense)	817,874	5,427,890
	Royal Bank of Scotland Group PLC (Banks) (a)	5,390,204	17,680,028
	Vodafone Group PLC Sponsored ADR (Wireless Telecommunication Services)	531,508	15,775,158
			38,883,076
	United States 1.5%
	LivaNova PLC (Health Care Equipment & Supplies) (a)	151,654	9,241,795

	Total Common Stocks (Cost $466,408,500)		594,932,580

		Principal Amount
	Short-Term Investment 4.8%
	Repurchase Agreement 4.8%
	United States 4.8%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $29,861,362 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.625% and a maturity date of 10/25/19, with a Principal Amount of $30,315,000 and a Market Value of $30,460,876) (Capital Markets)	$29,861,262	29,861,262

	Total Short-Term Investment (Cost $29,861,262)		29,861,262
	Total Investments (Cost $496,269,762) (c)	100.3%	624,793,842
	Other Assets, Less Liabilities	(0.3)	(1,663,054)
	Net Assets	100.0%	$623,130,788

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of July 31, 2017, cost was $511,444,533 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$143,410,542
Gross unrealized depreciation	(30,061,233)
Net unrealized appreciation	$113,349,309

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$594,932,580	$—	$—	$594,932,580
Short-Term Investment
Repurchase Agreement	—	29,861,262	—	29,861,262
Total Investments in Securities	$594,932,580	$29,861,262	$—	$624,793,842

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch International Small Cap Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.0% †
	Australia 4.1%
	Aristocrat Leisure, Ltd. (Hotels, Restaurants & Leisure)	19,727	$319,577
	Monadelphous Group, Ltd. (Construction & Engineering)	18,808	229,157
	MYOB Group, Ltd. (Software)	70,460	187,705
	Nine Entertainment Co. Holdings, Ltd. (Media)	172,013	198,159
	Orora, Ltd. (Containers & Packaging)	172,567	381,028
	Pact Group Holdings, Ltd. (Containers & Packaging)	47,952	219,812
			1,535,438
	Brazil 0.7%
	EcoRodovias Infraestrutura e Logistica S.A. (Transportation Infrastructure)	77,206	264,670

	Cambodia 0.9%
	NagaCorp, Ltd. (Hotels, Restaurants & Leisure)	572,000	348,584

	Canada 8.2%
	Algonquin Power & Utilities Corp. (Independent Power & Renewable Electricity Producers)	32,000	342,138
	Canadian Western Bank (Banks)	10,435	234,353
	Colliers International Group, Inc. (Real Estate Management & Development)	3,227	173,806
	Computer Modelling Group, Ltd. (Software)	33,229	252,399
	Element Fleet Management Corp. (Diversified Financial Services)	42,117	318,897
	Lundin Mining Corp. (Metals & Mining)	63,367	455,907
	Mullen Group, Ltd. (Energy Equipment & Services)	12,015	153,807
	Parex Resources, Inc. (Oil, Gas & Consumable Fuels) (a)	28,471	350,307
	Pason Systems, Inc. (Energy Equipment & Services)	21,418	312,659
	ShawCor, Ltd. (Energy Equipment & Services)	8,482	190,084
	Trinidad Drilling, Ltd. (Energy Equipment & Services) (a)	133,824	192,136
	Whitecap Resources, Inc. (Oil, Gas & Consumable Fuels)	11,684	86,312
			3,062,805
	China 1.5%
	Greatview Aseptic Packaging Co., Ltd. (Containers & Packaging)	375,000	216,047
	Shanghai Haohai Biological Technology Co., Ltd. Class H (Biotechnology) (b)	46,400	245,342
	Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H (Hotels, Restaurants & Leisure)	388,000	111,272
			572,661
	Finland 0.9%
	Cramo OYJ (Trading Companies & Distributors)	12,336	353,401

	France 6.1%
	Alten S.A. (IT Services)	2,260	195,170
¤	Altran Technologies S.A. (IT Services)	33,127	582,550
	Criteo S.A. Sponsored ADR (Internet Software & Services) (a)	6,424	325,055
	Elior Group (Hotels, Restaurants & Leisure) (b)	11,592	307,592
	IPSOS (Media)	6,035	208,397
	Nexity S.A. (Real Estate Management & Development) (a)	6,007	322,381
	Sopra Steria Group (IT Services)	2,000	345,788
			2,286,933
	Germany 4.4%
	Gerresheimer A.G. (Life Sciences Tools & Services)	3,002	247,946
	Grand City Properties S.A. (Real Estate)	14,452	299,566
	KION Group A.G. (Machinery)	3,523	305,825
	MorphoSys A.G. (Life Sciences Tools & Services) (a)	4,625	337,977
	PATRIZIA Immobilien A.G. (Real Estate) (a)	24,211	438,083
			1,629,397
	Hong Kong 1.0%
	Dawnrays Pharmaceutical Holdings, Ltd. (Pharmaceuticals)	360,000	216,623
	Man Wah Holdings, Ltd. (Household Durables)	194,400	167,998
			384,621
	Indonesia 0.3%
	Matahari Department Store Tbk PT (Multiline Retail)	115,500	109,874

	Ireland 3.0%
	Cairn Homes PLC (Household Durables) (a)	141,518	262,183
	Dalata Hotel Group PLC (Hotels, Restaurants & Leisure) (a)	46,937	263,929
	Hibernia REIT PLC (Equity Real Estate Investment Trusts)	68,309	113,452
	UDG Healthcare PLC (Health Care Providers & Services)	42,970	480,204
			1,119,768
	Isle of Man 1.1%
	GVC Holdings PLC (Hotels, Restaurants & Leisure)	40,147	407,074

	Israel 0.5%
	CyberArk Software, Ltd. (Software) (a)	4,892	203,899

	Italy 4.7%
¤	Azimut Holding S.p.A. (Capital Markets)	22,171	497,100
	Banca Generali S.p.A. (Capital Markets)	8,833	313,695
	Banco BPM S.p.A. (Banks) (a)	58,588	214,311
	Buzzi Unicem S.p.A. (Construction Materials)	10,337	261,871
	Hera S.p.A. (Multi-Utilities)	69,688	225,216
	Infrastrutture Wireless Italiane S.p.A (Diversified Telecommunication Services) (b)	35,148	226,765
			1,738,958
	Japan 25.3%
	Air Water, Inc. (Chemicals)	12,260	238,316
	Amano Corp. (Electronic Equipment, Instruments & Components)	15,000	341,920
¤	Daifuku Co., Ltd. (Machinery)	14,400	498,308
	DTS Corp. (IT Services)	7,400	226,205
	En-japan, Inc. (Professional Services)	9,100	261,250
	GMO internet, Inc. (Internet Software & Services)	28,400	366,576
	Hazama Ando Corp. (Construction & Engineering)	42,900	296,130
	Kanematsu Corp. (Trading Companies & Distributors)	178,000	389,115
	Kansai Paint Co., Ltd. (Chemicals)	12,240	281,005
	KOMEDA Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	5,200	86,694
	Kumagai Gumi Co., Ltd. (Construction & Engineering)	117,000	405,406
	Makino Milling Machine Co., Ltd. (Machinery)	16,000	135,553
	Matsumotokiyoshi Holdings Co., Ltd. (Food & Staples Retailing)	1,700	104,866
	MISUMI Group, Inc. (Trading Companies & Distributors)	10,300	255,620
¤	Morinaga & Co., Ltd. (Food Products)	8,900	510,209
	Nachi-Fujikoshi Corp. (Machinery)	41,000	227,230
	Nichias Corp. (Building Products)	16,000	194,331
	Nifco, Inc. (Auto Components)	6,650	383,637
	Nishio Rent All Co., Ltd. (Trading Companies & Distributors)	10,700	356,683
	Nissin Electric Co., Ltd. (Electrical Equipment)	30,363	369,605
	OBIC Co., Ltd. (IT Services)	4,400	274,988
	PALTAC Corp. (Distributors)	11,000	399,111
	Persol Holdings Co., Ltd. (Professional Services)	15,300	290,054
	Skylark Co., Ltd. (Hotels, Restaurants & Leisure)	25,000	377,795
	Technopro Holdings, Inc. (Professional Services)	6,900	296,354
	Tokyo Century Corp. (Diversified Financial Services)	8,100	345,322
	Tokyu Construction Co., Ltd. (Construction & Engineering)	37,500	300,014
	Toridoll Holdings Corp. (Hotels, Restaurants & Leisure)	14,900	417,624
	Toshiba Plant Systems & Services Corp. (Construction & Engineering)	23,400	381,209
	Zenkoku Hosho Co., Ltd. (Diversified Financial Services)	10,100	434,251
			9,445,381
	Luxembourg 1.5%
	APERAM S.A. (Metals & Mining)	6,154	299,163
	Eurofins Scientific S.E. (Life Sciences Tools & Services)	494	275,089
			574,252
	Netherlands 2.6%
	Aalberts Industries N.V. (Machinery)	9,130	398,819
	Euronext N.V. (Capital Markets) (b)	6,414	375,089
	Flow Traders (Capital Markets) (b)	6,604	199,980
			973,888
	Norway 2.4%
¤	SpareBank 1 SMN (Banks)	49,988	505,421
	Storebrand ASA (Insurance)	44,859	374,545
			879,966
	Republic of Korea 2.4%
	Innocean Worldwide, Inc. (Media)	3,752	228,999
	Jusung Engineering Co., Ltd. (Semiconductors & Semiconductor Equipment) (a)	7,513	109,434
	Kiwoom Securities Co., Ltd. (Capital Markets)	3,140	238,226
	Tera Semicon Co., Ltd. (Semiconductors & Semiconductor Equipment)	3,851	109,950
	Vieworks Co., Ltd. (Health Care Equipment & Supplies)	4,570	200,107
			886,716
	Singapore 1.0%
	SembCorp Industries, Ltd. (Industrial Conglomerates)	151,600	361,339

	Spain 4.6%
¤	Atlantica Yield PLC (Independent Power & Renewable Electricity Producers)	23,631	510,666
	Axiare Patrimonio Socimi S.A. (Equity Real Estate Investment Trusts)	14,152	264,281
	Melia Hotels International S.A. (Hotels, Restaurants & Leisure)	28,665	445,040
¤	Merlin Properties Socimi S.A. (Equity Real Estate Investment Trusts)	37,260	501,953
			1,721,940
	Sweden 2.6%
	BillerudKorsnas AB (Containers & Packaging)	13,749	217,462
	Boliden AB (Metals & Mining)	11,083	348,120
	Nobia AB (Household Durables)	20,130	206,815
	Nobina AB (Road & Rail) (b)	37,091	182,841
			955,238
	Switzerland 3.9%
	EFG International A.G. (Capital Markets) (a)	60,660	451,053
	Tecan Group A.G. Registered (Life Sciences Tools & Services)	2,620	488,803
¤	Temenos Group A.G. Registered (Software) (a)	5,205	503,301
			1,443,157
	United Kingdom 11.2%
	Ashtead Group PLC (Trading Companies & Distributors)	15,837	340,385
	Babcock International Group PLC (Commercial Services & Supplies)	12,523	139,536
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	112,935	396,953
	HomeServe PLC (Commercial Services & Supplies)	43,729	418,296
¤	Intermediate Capital Group PLC (Capital Markets)	52,273	625,894
	Just Group PLC (Insurance)	161,711	313,855
	Ladbrokes PLC (Hotels, Restaurants & Leisure)	158,760	264,977
	Micro Focus International PLC (Software)	6,773	199,548
	National Express Group PLC (Road & Rail)	40,139	192,825
¤	Playtech PLC (Software)	48,930	620,082
	Savills PLC (Real Estate Management & Development)	28,485	343,510
	TP ICAP PLC (Capital Markets)	53,181	341,643
			4,197,504
	United States 1.1%
	NorthStar Realty Europe Corp. (Equity Real Estate Investment Trusts)	31,800	410,538

	Total Common Stocks (Cost $30,376,194)		35,868,002

	Preferred Stocks 0.5%
	Brazil 0.5%
	Usinas Siderurgicas de Minas Gerais S.A. (Metals & Mining) (a)	121,100	200,775

	Total Preferred Stocks (Cost $163,838)		200,775

	Principal Amount
Short-Term Investment 2.3%
Repurchase Agreement 2.3%
United States 2.3%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $862,938 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.375% and a maturity date of 8/15/19, with a Principal Amount of $885,000 and a Market Value of $883,990) (Capital Markets)	$862,935	862,935

Total Short-Term Investment (Cost $862,935)		862,935
Total Investments (Cost $31,402,967) (c)	98.8%	36,931,712
Other Assets, Less Liabilities	1.2	454,122
Net Assets	100.0%	$37,385,834

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of July 31, 2017, cost was $32,762,653 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$6,170,020
Gross unrealized depreciation	(2,000,961)
Net unrealized appreciation	$4,169,059

The following abbreviations are used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$35,868,002	$—	$—	$35,868,002
Preferred Stocks	200,775	—	—	200,775
Short-Term Investment
Repurchase Agreement	—	862,935	—	862,935
Total Investments in Securities	$36,068,777	$862,935	$—	$36,931,712

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. All Cap Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.0% †
	Aerospace & Defense 4.5%
	Boeing Co.	64,837	$15,720,379
	Hexcel Corp.	248,403	12,710,782
	Rockwell Collins, Inc.	74,240	7,908,787
			36,339,948
	Banks 6.0%
¤	Bank of America Corp.	993,473	23,962,569
	Bank of The Ozarks, Inc.	266,965	11,519,540
	Citizens Financial Group, Inc.	389,867	13,676,534
			49,158,643
	Beverages 3.2%
	Coca-Cola Co.	186,934	8,569,055
¤	PepsiCo., Inc.	151,989	17,723,437
			26,292,492
	Biotechnology 2.0%
	AbbVie, Inc.	229,036	16,011,907

	Building Products 1.9%
	Johnson Controls International PLC	397,948	15,500,075

	Capital Markets 5.3%
	Ameriprise Financial, Inc.	106,519	15,432,473
	BlackRock, Inc.	19,928	8,499,890
¤	Morgan Stanley	409,514	19,206,206
			43,138,569
	Chemicals 2.8%
	E.I. du Pont de Nemours & Co.	156,620	12,875,730
	Ecolab, Inc.	73,258	9,645,881
			22,521,611
	Communications Equipment 1.7%
	F5 Networks, Inc. (a)	111,571	13,472,198

	Construction & Engineering 1.3%
	Jacobs Engineering Group, Inc.	197,179	10,395,277

	Construction Materials 1.4%
	Martin Marietta Materials, Inc.	49,821	11,280,969

	Consumer Finance 1.5%
	Discover Financial Services	196,477	11,973,308

	Distributors 0.9%
	Genuine Parts Co.	88,134	7,485,221

	Electric Utilities 0.9%
	PPL Corp.	197,038	7,552,467

	Electrical Equipment 1.7%
	AMETEK, Inc.	218,791	13,473,150

	Electronic Equipment, Instruments & Components 3.3%
	Coherent, Inc. (a)	39,295	10,413,175
	Universal Display Corp.	139,358	16,806,575
			27,219,750
	Health Care Equipment & Supplies 2.7%
	Danaher Corp.	133,885	10,910,289
	DENTSPLY SIRONA, Inc.	176,408	10,942,588
			21,852,877
	Health Care Providers & Services 4.9%
	McKesson Corp.	99,923	16,174,536
¤	UnitedHealth Group, Inc.	123,219	23,634,636
			39,809,172
	Household Durables 0.9%
	NVR, Inc. (a)	2,666	6,959,433

	Household Products 2.0%
	Procter & Gamble Co.	178,513	16,212,551

	Industrial Conglomerates 1.6%
	General Electric Co.	513,367	13,147,329

	Insurance 5.7%
¤	American International Group, Inc.	291,207	19,059,498
	Chubb, Ltd.	55,715	8,160,019
	MetLife, Inc.	220,195	12,110,725
	Willis Towers Watson PLC	45,611	6,790,566
			46,120,808
	Internet Software & Services 2.1%
¤	Alphabet, Inc., Class C (a)	18,806	17,498,983

	IT Services 5.8%
	Fidelity National Information Services, Inc.	94,870	8,654,041
	First Data Corp., Class A (a)	585,502	10,925,467
	Sabre Corp.	348,466	7,711,553
¤	Visa, Inc., Class A	200,828	19,994,436
			47,285,497
	Machinery 1.9%
	Ingersoll-Rand PLC	180,478	15,860,407

	Media 5.8%
	Comcast Corp., Class A	419,399	16,964,690
	Live Nation Entertainment, Inc. (a)	197,600	7,364,552
	Time Warner, Inc.	127,429	13,051,278
	Walt Disney Co.	86,169	9,472,558
			46,853,078
	Multi-Utilities 1.3%
	Vectren Corp.	177,110	10,646,082

	Multiline Retail 1.6%
	Dollar General Corp.	177,931	13,373,294

	Oil, Gas & Consumable Fuels 2.2%
	Anadarko Petroleum Corp.	155,077	7,082,366
	Occidental Petroleum Corp.	173,602	10,751,172
			17,833,538
	Pharmaceuticals 2.1%
	Allergan PLC	67,644	17,068,610

	Semiconductors & Semiconductor Equipment 3.5%
¤	Applied Materials, Inc.	444,740	19,706,429
	Cypress Semiconductor Corp.	605,009	8,591,128
			28,297,557
	Software 5.1%
¤	Microsoft Corp.	463,967	33,730,401
	PTC, Inc. (a)	147,077	8,117,179
			41,847,580
	Specialty Retail 3.9%
	Advance Auto Parts, Inc.	63,574	7,120,924
	Home Depot, Inc.	94,317	14,109,823
	TJX Cos., Inc.	144,130	10,133,780
			31,364,527
	Technology Hardware, Storage & Peripherals 6.5%
¤	Apple, Inc.	300,610	44,709,725
	Seagate Technology PLC	249,526	8,224,377
			52,934,102
	Total Common Stocks (Cost $638,522,617)		796,781,010

		Principal Amount
	Short-Term Investment 2.0%
	Repurchase Agreement 2.0%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $15,861,603 (Collateralized by a United States Treasury Note with a rate of 0.75% and a maturity date of 7/15/19, with a Principal Amount of $16,370,000 and a Market Value of $16,183,709)	$15,861,550	15,861,550
	Total Short-Term Investment (Cost $15,861,550)		15,861,550
	Total Investments (Cost $654,384,167) (b)	100.0%	812,642,560
	Other Assets, Less Liabilities	0.0 ‡	145,096
	Net Assets	100.0%	$812,787,656

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of July 31, 2017, cost was $655,020,107 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$179,806,766
Gross unrealized depreciation	(22,184,313)
Net unrealized appreciation	$157,622,453

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$796,781,010	$—	$—	$796,781,010
Short-Term Investment
Repurchase Agreement	—	15,861,550	—	15,861,550
Total Investments in Securities	$796,781,010	$15,861,550	$—	$812,642,560

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Equity Yield Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 96.7% †
	Aerospace & Defense 5.5%
	Boeing Co.	66,209	$16,053,034
	General Dynamics Corp.	56,751	11,141,924
	Lockheed Martin Corp.	54,386	15,887,782
	Raytheon Co.	75,668	12,997,492
	United Technologies Corp.	88,082	10,443,883
			66,524,115
	Air Freight & Logistics 1.0%
	United Parcel Service, Inc., Class B	110,546	12,192,118

	Automobiles 0.7%
	Daimler A.G., Sponsored ADR	112,911	7,911,109

	Banks 3.7%
	Commonwealth Bank of Australia, Sponsored ADR	91,629	6,150,597
	M&T Bank Corp.	67,392	10,995,005
	People's United Financial, Inc.	464,648	8,103,461
	U.S. Bancorp	207,496	10,951,639
	Wells Fargo & Co.	167,297	9,024,000
			45,224,702
	Beverages 3.6%
	Coca-Cola Co.	273,705	12,546,637
	Coca-Cola European Partners PLC	238,236	10,298,942
	Molson Coors Brewing Co., Class B	110,546	9,836,383
	PepsiCo., Inc.	87,491	10,202,326
			42,884,288
	Biotechnology 2.0%
¤	AbbVie, Inc.	344,053	24,052,745

	Capital Markets 2.1%
	BlackRock, Inc.	30,149	12,859,453
	CME Group, Inc.	97,541	11,960,477
			24,819,930
	Chemicals 1.9%
	Agrium, Inc.	72,712	7,278,471
	Dow Chemical Co.	246,512	15,835,931
			23,114,402
	Commercial Services & Supplies 2.5%
	Deluxe Corp.	122,960	8,877,712
	Republic Services, Inc.	139,513	8,959,525
	Waste Management, Inc.	160,794	12,083,669
			29,920,906
	Communications Equipment 1.2%
	Cisco Systems, Inc.	458,146	14,408,692

	Containers & Packaging 0.8%
	Bemis Co., Inc.	239,418	10,144,141

	Distributors 0.8%
	Genuine Parts Co.	114,093	9,689,918

	Diversified Telecommunication Services 4.0%
¤	AT&T, Inc.	516,079	20,127,081
	CenturyLink, Inc.	342,279	7,964,833
¤	Verizon Communications, Inc.	418,538	20,257,239
			48,349,153
	Electric Utilities 7.7%
	American Electric Power Co., Inc.	133,129	9,390,920
¤	Duke Energy Corp.	274,887	23,398,381
	Entergy Corp.	222,866	17,098,279
	Eversource Energy	264,838	16,099,502
	PPL Corp.	507,212	19,441,436
	Southern Co.	164,932	7,905,191
			93,333,709
	Electrical Equipment 2.2%
	Eaton Corp. PLC	179,120	14,016,140
	Emerson Electric Co.	213,998	12,756,421
			26,772,561
	Equity Real Estate Investment Trusts (REITs) 3.5%
	Iron Mountain, Inc.	368,881	13,438,335
	Public Storage	39,607	8,142,011
¤	Welltower, Inc.	285,528	20,954,900
			42,535,246
	Food & Staples Retailing 1.8%
	CVS Health Corp.	96,950	7,749,213
	Wal-Mart Stores, Inc.	166,706	13,334,813
			21,084,026
	Food Products 2.5%
	Campbell Soup Co.	225,230	11,898,901
	Kraft Heinz Co.	213,998	18,716,265
			30,615,166
	Health Care Equipment & Supplies 0.7%
	Medtronic PLC	105,226	8,835,827

	Health Care Providers & Services 0.8%
	UnitedHealth Group, Inc.	52,613	10,091,700

	Hotels, Restaurants & Leisure 1.6%
	Brinker International, Inc.	147,198	5,221,113
	McDonald's Corp.	90,447	14,031,948
			19,253,061
	Household Products 3.7%
	Colgate-Palmolive Co.	89,856	6,487,603
¤	Kimberly-Clark Corp.	173,209	21,332,420
	Procter & Gamble Co.	190,352	17,287,769
			45,107,792
	Industrial Conglomerates 2.6%
¤	3M Co.	104,635	21,049,423
	Honeywell International, Inc.	74,486	10,139,034
			31,188,457
	Insurance 3.4%
	Allianz S.E., Sponsored ADR	520,808	11,119,251
	Arthur J. Gallagher & Co.	307,992	18,106,850
	Marsh & McLennan Cos., Inc.	151,927	11,845,748
			41,071,849
	IT Services 2.5%
	Automatic Data Processing, Inc.	162,568	19,330,961
	Paychex, Inc.	194,490	11,251,246
			30,582,207
	Media 1.2%
	Regal Entertainment Group, Class A	370,655	7,049,858
	Time Warner, Inc.	68,574	7,023,349
			14,073,207
	Multi-Utilities 7.8%
¤	Ameren Corp.	368,881	20,694,224
	CMS Energy Corp.	330,456	15,280,285
	Dominion Energy, Inc.	198,037	15,284,496
	NiSource, Inc.	351,147	9,150,891
	Vectren Corp.	190,943	11,477,584
¤	WEC Energy Group, Inc.	345,235	21,739,448
			93,626,928
	Oil, Gas & Consumable Fuels 5.2%
	Enterprise Products Partners, L.P.	607,708	16,529,658
	Exxon Mobil Corp.	146,607	11,734,424
	Occidental Petroleum Corp.	241,192	14,937,021
	Royal Dutch Shell PLC Class A, Sponsored ADR	355,218	20,080,473
			63,281,576
	Pharmaceuticals 4.5%
	Johnson & Johnson	144,242	19,143,798
	Merck & Co., Inc.	251,327	16,054,769
	Pfizer, Inc.	578,550	19,184,718
			54,383,285
	Semiconductors & Semiconductor Equipment 5.3%
	Analog Devices, Inc.	135,375	10,695,979
	Intel Corp.	247,694	8,785,706
	Microchip Technology, Inc.	119,413	9,557,817
	QUALCOMM, Inc.	305,628	16,256,353
	Texas Instruments, Inc.	227,595	18,521,681
			63,817,536
	Software 2.1%
	Microsoft Corp.	242,374	17,620,590
	Oracle Corp.	142,469	7,113,477
			24,734,067
	Specialty Retail 0.8%
	Home Depot, Inc.	63,845	9,551,212

	Technology Hardware, Storage & Peripherals 1.0%
	Apple, Inc.	83,353	12,397,092

	Tobacco 4.4%
	Altria Group, Inc.	301,489	19,587,740
	British American Tobacco PLC, Sponsored ADR	208,646	13,044,568
¤	Philip Morris International, Inc.	173,209	20,215,223
			52,847,531
	Wireless Telecommunication Services 1.6%
	Vodafone Group PLC, Sponsored ADR	667,415	19,808,877

	Total Common Stocks (Cost $1,135,676,636)		1,168,229,131

	Principal Amount
Short-Term Investment 3.1%
Repurchase Agreement 3.1%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $37,067,613 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.375% and a maturity date of 8/15/19, with a Principal Amount of $37,855,000 and a Market Value of $37,811,807)	$37,067,489	37,067,489

Total Short-Term Investment (Cost $37,067,489)		37,067,489

Total Investments (Cost $1,172,744,125) (a)	99.8%	1,205,296,620
Other Assets, Less Liabilities	0.2	2,529,615
Net Assets	100.0%	$1,207,826,235

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	As of July 31, 2017, cost was $1,172,797,577 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$55,934,320
Gross unrealized depreciation	(23,435,277)
Net unrealized appreciation	$32,499,043

The following abbreviation is used in the preceding pages:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,168,229,131	$—	$—	$1,168,229,131
Short-Term Investment
Repurchase Agreement	—	37,067,489	—	37,067,489
Total Investments in Securities	$1,168,229,131	$37,067,489	$—	$1,205,296,620

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Epoch U.S. Small Cap Fund
Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 99.7% †
	Aerospace & Defense 2.0%
¤	Hexcel Corp.	235,601	$12,055,703

	Auto Components 1.7%
	LCI Industries	96,206	10,269,990

	Banks 11.8%
¤	Bank of Hawaii Corp.	128,686	10,767,158
¤	Bank of The Ozarks, Inc.	304,534	13,140,642
¤	BankUnited, Inc.	388,711	13,379,432
	CVB Financial Corp.	123,763	2,665,855
	Eagle Bancorp, Inc. (a)	48,009	2,998,162
	Glacier Bancorp, Inc.	88,052	3,074,776
	LegacyTexas Financial Group, Inc.	72,965	2,825,205
¤	Texas Capital Bancshares, Inc. (a)	135,202	10,593,077
	Western Alliance Bancorp (a)	193,014	9,724,045
			69,168,352
	Building Products 3.2%
	Armstrong Flooring, Inc. (a)	296,149	5,141,147
	Insteel Industries, Inc.	161,371	4,247,285
	JELD-WEN Holding, Inc. (a)	287,696	9,393,274
			18,781,706
	Capital Markets 4.8%
	Artisan Partners Asset Management, Inc. Class A	101,490	3,374,542
	Diamond Hill Investment Group, Inc.	40,863	8,070,442
	FactSet Research Systems, Inc.	27,680	4,628,650
	Morningstar, Inc.	88,604	7,316,032
	Pzena Investment Management, Inc. Class A	441,043	4,653,004
			28,042,670
	Chemicals 1.1%
	Valvoline, Inc.	295,871	6,707,396

	Commercial Services & Supplies 2.8%
	KAR Auction Services, Inc.	222,270	9,344,231
	U.S. Ecology, Inc.	140,301	7,281,622
			16,625,853
	Communications Equipment 2.4%
	Harmonic, Inc. (a)	1,261,510	5,172,191
	NetScout Systems, Inc. (a)	253,055	8,730,397
			13,902,588
	Construction Materials 1.5%
	Summit Materials, Inc., Class A (a)	314,181	8,935,308

	Diversified Consumer Services 1.4%
	Service Corporation International	233,792	8,119,596

	Electronic Equipment, Instruments & Components 6.2%
	Coherent, Inc. (a)	38,650	10,242,250
¤	Universal Display Corp.	161,760	19,508,256
	VeriFone Systems, Inc. (a)	340,523	6,643,604
			36,394,110
	Energy Equipment & Services 2.6%
	Core Laboratories N.V.	37,756	3,795,611
	Dril-Quip, Inc. (a)	34,130	1,522,198
	Newpark Resources, Inc. (a)	577,945	4,825,841
	Oil States International, Inc. (a)	196,969	4,894,679
			15,038,329
	Equity Real Estate Investment Trusts (REITs) 4.4%
	CubeSmart	333,642	8,227,612
	GEO Group, Inc.	230,944	6,778,206
	Kite Realty Group Trust	269,313	5,528,996
	Physicians Realty Trust	292,356	5,443,669
			25,978,483
	Food Products 4.3%
	B&G Foods, Inc.	193,467	7,013,178
	Fresh Del Monte Produce, Inc.	96,391	4,961,245
¤	TreeHouse Foods, Inc. (a)	155,759	13,213,036
			25,187,459
	Health Care Equipment & Supplies 1.3%
	Natus Medical, Inc. (a)	210,752	7,418,470

	Health Care Providers & Services 4.5%
	HealthSouth Corp.	210,395	8,954,411
	Molina Healthcare, Inc. (a)	85,576	5,716,477
	Patterson Cos., Inc.	184,456	7,695,504
	Universal Health Services, Inc. Class B	34,296	3,801,026
			26,167,418
	Hotels, Restaurants & Leisure 4.8%
	Cedar Fair, L.P.	149,914	10,410,028
	Cheesecake Factory, Inc.	121,545	5,783,111
	Eldorado Resorts, Inc. (a)	219,684	4,481,554
	Red Rock Resorts, Inc. Class A	309,725	7,402,427
			28,077,120
	Household Durables 1.5%
	NVR, Inc. (a)	3,307	8,632,725

	Household Products 0.5%
	Central Garden & Pet Co., Class A (a)	98,455	3,028,476

	Insurance 3.0%
¤	Markel Corp. (a)	11,959	12,814,188
	ProAssurance Corp.	79,192	4,894,066
			17,708,254
	Internet Software & Services 1.2%
	Criteo S.A., Sponsored ADR (a)	136,709	6,917,475

	IT Services 2.6%
	CSRA, Inc.	283,340	9,239,718
	Sabre Corp.	265,480	5,875,072
			15,114,790
	Leisure Products 1.6%
	Brunswick Corp.	163,652	9,264,340

	Life Sciences Tools & Services 1.8%
	Bio-Rad Laboratories, Inc., Class A (a)	44,379	10,457,024

	Machinery 5.3%
	John Bean Technologies Corp.	85,459	7,896,412
	Mueller Industries, Inc.	145,272	4,576,068
	Welbilt, Inc. (a)	335,544	6,539,752
¤	Woodward, Inc.	170,004	11,890,080
			30,902,312
	Media 1.1%
	Live Nation Entertainment, Inc. (a)	166,120	6,191,292

	Metals & Mining 2.5%
	Compass Minerals International, Inc.	117,645	8,123,387
	Reliance Steel & Aluminum Co.	88,399	6,396,552
			14,519,939
	Multi-Utilities 2.3%
	Black Hills Corp.	146,363	10,195,647
	NorthWestern Corp.	58,618	3,387,534
			13,583,181
	Pharmaceuticals 0.5%
	Pacira Pharmaceuticals, Inc. (a)	71,458	2,822,591

	Real Estate Management & Development 2.9%
	Howard Hughes Corp. (a)	54,056	6,800,785
¤	Jones Lang LaSalle, Inc.	82,303	10,470,588
			17,271,373
	Road & Rail 1.9%
	AMERCO	12,822	4,982,116
	Genesee & Wyoming, Inc. Class A (a)	94,616	6,165,179
			11,147,295
	Semiconductors & Semiconductor Equipment 2.3%
	Cypress Semiconductor Corp.	526,795	7,480,489
	Inphi Corp. (a)	164,125	6,302,400
			13,782,889
	Software 2.6%
	PTC, Inc. (a)	174,306	9,619,948
	TiVo Corp.	276,416	5,417,754
			15,037,702
	Specialty Retail 1.4%
	Advance Auto Parts, Inc.	27,730	3,106,037
	Sally Beauty Holdings, Inc. (a)	266,852	5,398,416
			8,504,453
	Textiles, Apparel & Luxury Goods 3.9%
	Carter's, Inc.	93,068	8,071,788
	Oxford Industries, Inc.	81,857	5,167,632
	PVH Corp.	41,826	4,989,424
	Steven Madden, Ltd. (a)	120,531	4,941,771
			23,170,615
	Total Common Stocks (Cost $481,846,790)		584,927,277

		Principal Amount
	Short-Term Investment 1.0%
	Repurchase Agreement 1.0%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $5,801,289 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.25% and a maturity date of 10/2/19, with a Principal Amount of $5,920,000 and a Market Value of $5,918,757)	$5,801,270	5,801,270
	Total Short-Term Investment (Cost $5,801,270)		5,801,270
	Total Investments (Cost $487,648,060) (b)	100.7%	590,728,547
	Other Assets, Less Liabilities	(0.7)	(3,909,103)
	Net Assets	100.0%	$586,819,444

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	As of July 31, 2017, cost was $486,679,632 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$119,957,097
Gross unrealized depreciation	(15,908,182)
Net unrealized appreciation	$104,048,915

The following abbreviation is used in the preceding pages:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$584,927,277	$—	$—	$584,927,277
Short-Term Investment
Repurchase Agreement	—	5,801,270	—	5,801,270
Total Investments in Securities	$584,927,277	$5,801,270	$—	$590,728,547

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Floating Rate Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 101.3%†
	Corporate Bonds 2.8%
	Auto Manufacturers 0.0% ‡
	Cooper-Standard Automotive, Inc. 5.625%, due 11/15/26 (a)	$600,000	$605,250

	Cargo Transport 0.1%
	Park Aerospace Holdings, Ltd. 5.25%, due 8/15/22 (a)	2,000,000	2,035,000

	Chemicals, Plastics & Rubber 0.5%
	Alpha 3 B.V. / Alpha U.S. Bidco, Inc. 6.25%, due 2/1/25 (a)	1,600,000	1,648,000
	Koppers, Inc. 6.00%, due 2/15/25 (a)	2,000,000	2,130,000
	Platform Specialty Products Corp. 6.50%, due 2/1/22 (a)	1,500,000	1,556,250
	Versum Materials, Inc. 5.50%, due 9/30/24 (a)	1,950,000	2,071,875
			7,406,125
	Commercial Services 0.4%
	DAE Funding LLC 5.00%, due 8/1/24 (a)	1,000,000	1,021,250
	Hertz Corp. 7.625%, due 6/1/22 (a)	4,000,000	3,960,000
	KAR Auction Services, Inc. 5.125%, due 6/1/25 (a)	1,400,000	1,459,500
			6,440,750
	Containers, Packaging & Glass 0.3%
	ARD Finance S.A. 7.125% (7.875% PIK), due 9/15/23 (b)	1,330,000	1,428,633
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc. 7.25%, due 5/15/24 (a)	1,200,000	1,324,500
	Greif, Inc. 7.75%, due 8/1/19	1,350,000	1,481,625
			4,234,758
	Diversified/Conglomerate Manufacturing 0.1%
	Scotts Miracle-Gro Co. 5.25%, due 12/15/26	800,000	842,000

	Ecological 0.1%
	Advanced Disposal Services, Inc. 5.625%, due 11/15/24 (a)	1,200,000	1,245,000

	Finance 0.1%
	Nationstar Mortgage LLC / Nationstar Capital Corp. 6.50%, due 7/1/21	1,000,000	1,025,000

	Healthcare, Education & Childcare 0.2%
	CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	1,000,000	1,025,000
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (a)	330,000	357,225
¤	Valeant Pharmaceuticals International, Inc. 6.50%, due 3/15/22 (a)	1,500,000	1,582,500
			2,964,725
	Hotels, Motels, Inns & Gaming 0.1%
	Pinnacle Entertainment, Inc. 5.625%, due 5/1/24 (a)	1,250,000	1,296,875

	Media 0.3%
	E.W. Scripps Co. 5.125%, due 5/15/25 (a)	1,200,000	1,242,000
	Salem Media Group, Inc. 6.75%, due 6/1/24 (a)	1,400,000	1,452,500
	SFR Group S.A. 6.00%, due 5/15/22 (a)	2,000,000	2,092,460
			4,786,960
	Mining, Steel, Iron & Non-Precious Metals 0.0% ‡
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	330,000	374,946

	Oil & Gas 0.1%
	EP Energy LLC / Everest Acquistion Finance, Inc. 8.00%, due 2/15/25 (a)	800,000	621,500
	FTS International, Inc. 8.746%, due 6/15/20 (a)(c)	1,670,000	1,695,050
			2,316,550
	Retail Store 0.1%
	PetSmart, Inc. 5.875%, due 6/1/25 (a)	800,000	768,000

	Utilities 0.4%
	Dynegy, Inc.
	7.375%, due 11/1/22	2,000,000	2,020,400
	7.625%, due 11/1/24	1,500,000	1,479,375
	NRG Energy, Inc. 7.25%, due 5/15/26	2,700,000	2,855,250
			6,355,025
	Total Corporate Bonds (Cost $41,419,779)		42,696,964

	Floating Rate Loans 88.0% (d)
	Aerospace & Defense 1.4%
	American Airlines, Inc. 2016 USD Term Loan B 3.726%, due 12/14/23	2,948,354	2,957,829
	DAE Aviation Holdings, Inc. 1st Lien Term Loan 4.98%, due 7/7/22	7,202,875	7,247,893
	Engility Corp. Term Loan B2 5.019%, due 8/12/23	851,471	859,630
	GTCR Valor Cos., Inc. USD 2017 Term Loan B1 TBD, due 6/20/23	3,290,000	3,281,775
	TransDigm, Inc. 2016 Extended Term Loan F 4.234%, due 6/9/23	7,108,492	7,144,035
			21,491,162
	Automobile 2.2%
	American Axle and Manufacturing, Inc. Term Loan B 3.49%, due 4/6/24	4,945,000	4,930,576
	AP Exhaust Acquisition LLC 1st Lien Term Loan 6.18%, due 5/10/24	3,500,000	3,430,000
	CH Hold Corp. 1st Lien Term Loan 4.234%, due 2/1/24	4,100,884	4,124,804
	Federal-Mogul Holdings Corp. New Term Loan C 4.983%, due 4/15/21	5,762,391	5,787,601
	KAR Auction Services, Inc. Term Loan B5 3.813%, due 3/9/23	2,330,063	2,344,626
	Tower Automotive Holdings USA LLC 2017 Term Loan B 4.00%, due 3/7/24	5,032,423	5,040,812
	Truck Hero, Inc. 1st Lien Term Loan 5.229%, due 4/21/24	4,383,333	4,346,807
	U.S. Farathane LLC Reprice Term Loan 5.296%, due 12/23/21	2,620,000	2,639,650
			32,644,876
	Banking 1.4%
¤	Capital Automotive L.P.
	2017 1st Lien Term Loan 4.24%, due 3/24/24	7,425,000	7,482,544
	2017 2nd Lien Term Loan 7.24%, due 3/24/25	4,500,000	4,559,998
	Focus Financial Partners LLC 1st Lien Term Loan 4.549%, due 7/3/24	3,500,000	3,529,533
	Russell Investment Group Term Loan B 6.972%, due 6/1/23	1,992,456	2,012,381
	VFH Parent LLC Escrow 1.875%, due 12/30/21	2,000,000	2,015,834
	Virtus Investment Partners, Inc. Term Loan 4.952%, due 6/1/24	1,200,000	1,213,500
			20,813,790
	Beverage, Food & Tobacco 3.0%
	Acosta Holdco, Inc. 2015 Term Loan 4.484%, due 9/26/21	2,300,943	2,097,694
	Advantage Sales & Marketing, Inc.
	2014 1st Lien Term Loan 4.546%, due 7/23/21	2,782,171	2,702,879
	Incremental Term Loan B 4.561%, due 7/25/21	1,500,000	1,457,250
	2014 2nd Lien Term Loan 7.796%, due 7/25/22	1,458,333	1,352,604
	Albertsons LLC
	USD 2017 Term Loan B4 3.984%, due 8/25/21	4,884,266	4,875,445
	USD 2017 Term Loan B6 4.251%, due 6/22/23	1,592,778	1,592,141
	American Seafoods Group LLC 2017 1st Lien Term Loan TBD, due 8/21/23 (e)	1,980,000	1,981,649
	Arctic Glacier U.S.A., Inc. 2017 Term Loan B 5.484%, due 3/20/24	2,443,875	2,471,369
	ASP MSG Acquisition Co., Inc. 2017 Term Loan B 5.296%, due 8/16/23	3,155,801	3,179,469
	B&G Foods, Inc. 2017 Term Loan B 3.484%, due 11/2/22	1,386,905	1,393,096
	Chobani LLC 1st Lien Term Loan 5.484%, due 10/7/23	1,994,987	2,008,288
	Crossmark Holdings, Inc.
	1st Lien Term Loan 4.796%, due 12/20/19 (e)	1,627,675	1,159,718
	2nd Lien Term Loan 8.796%, due 12/21/20 (e)	200,000	90,000
	Hostess Brands LLC 2017 Term Loan 3.734%, due 8/3/22	2,575,197	2,596,657
	JBS USA LLC 2017 Term Loan B 3.804%, due 10/30/22	5,985,000	5,930,136
	Post Holdings, Inc. 2017 Series A Incremental Term Loan 3.49%, due 5/24/24	2,500,000	2,508,595
	Supervalu, Inc.
	2017 Delayed Draw Term Loan 4.734%, due 6/8/24	935,156	931,260
	2017 Term Loan B 4.734%, due 6/8/24	1,558,594	1,552,099
	U.S. Foods, Inc. 2016 Term Loan B 3.99%, due 6/27/23	4,942,385	4,977,693
			44,858,042
	Broadcasting & Entertainment 3.8%
	CBS Radio, Inc. Term Loan B 4.727%, due 10/17/23	1,801,321	1,810,327
	Charter Communications Operating LLC 2016 Term Loan I 3.484%, due 1/15/24	4,514,286	4,542,500
	Cumulus Media Holdings, Inc. 2013 Term Loan 4.49%, due 12/23/20	4,091,359	3,281,269
	Entercom Radio LLC 2016 Term Loan 4.715%, due 11/1/23	3,240,249	3,249,160
	Global Eagle Entertainment, Inc. 1st Lien Term Loan 8.456%, due 1/6/23	2,086,875	2,020,356
	iHeartCommunications, Inc. Term Loan D 7.984%, due 1/30/19	3,250,000	2,632,500
	Mission Broadcasting, Inc. 2017 Term Loan B2 3.738%, due 1/17/24	312,852	314,710
	Nexstar Broadcasting, Inc. 2017 Term Loan B2 3.738%, due 1/17/24	2,518,487	2,533,442
	Tribune Media Co.
	Term Loan 4.234%, due 12/27/20	453,850	454,417
	Term Loan C 4.234%, due 1/27/24	7,254,039	7,276,708
¤	Univision Communications, Inc. Term Loan C5 3.984%, due 3/15/24	16,123,124	16,046,990
	Virgin Media Bristol LLC USD Term Loan I 3.976%, due 1/31/25	10,000,000	10,043,750
	WideOpenWest Finance LLC 2017 Term Loan B 4.476%, due 8/18/23	2,977,497	2,976,568
			57,182,697
	Buildings & Real Estate 3.1%
	DTZ U.S. Borrower LLC 2015 1st Lien Term Loan 4.488%, due 11/4/21	5,407,669	5,425,244
	GYP Holdings III Corp. 2017 Term Loan B 4.311%, due 4/1/23	1,980,038	1,987,463
	HD Supply, Inc.
	Incremental Term Loan B1 4.046%, due 8/13/21	1,259,268	1,261,236
	Incremental Term Loan B2 4.046%, due 10/17/23	2,481,250	2,492,326
	Jeld-Wen, Inc. 2017 Term Loan B 4.296%, due 7/1/22	4,359,294	4,398,344
	Priso Acquisition Corp. 2017 Term Loan B 4.234%, due 5/8/22 (e)	3,766,445	3,768,799
	Realogy Corp. 2017 Term Loan B 3.484%, due 7/20/22	8,031,738	8,068,547
	SRS Distribution, Inc. 2015 Term Loan B 4.546%, due 8/25/22	3,474,760	3,486,342
	VC GB Holdings, Inc. 1st Lien Term Loan 4.984%, due 2/28/24	3,042,528	3,061,543
¤	Wilsonart LLC 2016 Term Loan 4.80%, due 12/19/23	12,166,596	12,255,315
			46,205,159
	Chemicals, Plastics & Rubber 4.5%
	Allnex USA, Inc. USD Term Loan B3 4.482%, due 9/13/23	1,984,889	1,987,370
	ASP Chromaflo Intermediate Holdings, Inc. Term Loan B1 5.234%, due 11/18/23	216,274	217,221
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.296%, due 6/1/24	2,500,000	2,509,090
	Colouroz Investment 2 LLC USD 2nd Lien Term Loan B2 8.563%, due 9/6/22	757,463	749,889
	Emerald Performance Materials LLC
	New 1st Lien Term Loan 4.734%, due 8/1/21	2,411,948	2,427,625
	New 2nd Lien Term Loan 8.984%, due 8/1/22	1,300,000	1,298,375
	Flex Acquisition Co., Inc. 1st Lien Term Loan 4.549%, due 12/29/23	4,488,750	4,515,682
	Flint Group U.S. LLC USD 1st Lien Term Loan B2 4.312%, due 9/7/21	3,235,278	3,219,102
	Huntsman International LLC Term Loan B2 4.234%, due 4/1/23	1,481,306	1,489,330
	Ineos U.S. Finance LLC 2022 USD Term Loan 4.007%, due 3/31/22	4,692,585	4,709,450
	KMG Chemicals, Inc. Term Loan B 5.484%, due 6/15/24	1,472,727	1,487,197
	Kraton Polymers LLC 2016 Term Loan B 5.234%, due 1/6/22	866,588	873,817
	MacDermid, Inc. USD Term Loan B6 4.234%, due 6/7/23	5,573,618	5,601,486
	Nexeo Solutions LLC 2017 Term Loan B 5.02%, due 6/9/23	4,879,409	4,937,352
	OXEA Finance LLC USD Term Loan B2 4.474%, due 1/15/20	3,633,769	3,586,832
	PQ Corp. 2016 USD Term Loan 5.561%, due 11/4/22	3,116,262	3,135,427
	Solenis International L.P.
	USD 1st Lien Term Loan 4.452%, due 7/31/21	2,433,137	2,439,982
	USD 2nd Lien Term Loan 7.952%, due 7/31/22	1,250,000	1,251,954
	Trinseo Materials Operating S.C.A. Term Loan B 4.484%, due 11/5/21	4,882,856	4,924,565
	Univar, Inc. 2017 Term Loan B 3.984%, due 7/1/22	10,800,800	10,856,737
	Venator Materials Corp. Term Loan B TBD, due 6/20/24 (e)	3,000,000	3,011,250
	Zep, Inc. 2016 Term Loan 5.234%, due 6/27/22	2,548,000	2,554,370
			67,784,103
	Commercial Services 0.2%
	HD Supply Waterworks, Ltd. 2017 Term Loan B TBD, due 8/1/24 (e)	2,625,000	2,641,406

	Containers, Packaging & Glass 4.6%
	Anchor Glass Container Corp.
	2017 1st Lien Term Loan 4.011%, due 12/7/23	4,776,000	4,793,910
	2016 2nd Lien Term Loan 8.974%, due 12/7/24	500,000	507,500
	Berlin Packaging LLC 2017 Term Loan B 4.508%, due 10/1/21	2,468,416	2,478,289
¤	Berry Plastics Group, Inc.
	Term Loan L 3.474%, due 1/6/21	6,347,853	6,371,658
	Term Loan J 3.724%, due 1/19/24	2,992,500	3,003,306
	Term Loan I 3.73%, due 10/1/22	3,347,777	3,358,239
	BWAY Holding Co., Inc. 2017 Term Loan B 4.474%, due 4/3/24	6,000,000	6,017,502
	Caraustar Industries, Inc. 2017 Term Loan B 6.796%, due 3/14/22	2,390,844	2,404,591
	Charter NEX U.S. Holdings, Inc. 2017 Term Loan B 4.484%, due 5/16/24	4,500,000	4,509,846
	Consolidated Container Co. LLC 2017 1st Lien Term Loan 4.734%, due 5/22/24	4,000,000	4,019,000
	Fort Dearborn Co.
	2016 1st Lien Term Loan 5.299%, due 10/19/23	3,484,994	3,503,872
	2016 2nd Lien Term Loan 9.799%, due 10/19/24	1,500,000	1,488,750
	Klockner-Pentaplast of America, Inc. USD 2017 Term Loan B2 5.546%, due 6/30/22	5,000,000	4,995,835
	Rack Merger Sub, Inc. 2nd Lien Term Loan 8.476%, due 10/3/22	614,815	611,741
	Ranpak Corp. 2015 Term Loan 4.484%, due 10/1/21	994,911	998,642
	Reynolds Group Holdings, Inc. USD 2017 Term Loan 4.234%, due 2/5/23	11,647,006	11,691,486
	Signode Industrial Group U.S., Inc. USD Term Loan B 4.012%, due 5/4/21	5,992,668	6,030,122
	Tekni-Plex, Inc. 2015 USD Term Loan B 4.811%, due 6/1/22	3,136,000	3,141,880
			69,926,169
	Diversified/Conglomerate Manufacturing 1.7%
	Allied Universal Holdco LLC 2015 Term Loan 5.046%, due 7/28/22	1,784,658	1,785,402
	Clark Equipment Co. 2017 Term Loan B 3.929%, due 5/18/24	2,488,750	2,502,232
	Filtration Group Corp. 1st Lien Term Loan 4.257%, due 11/21/20	5,000,000	5,031,250
	Gardner Denver, Inc. USD Term Loan 4.546%, due 7/30/20	2,789,733	2,802,985
	Hyster-Yale Group, Inc. Term Loan B 5.234%, due 5/30/23	1,000,000	1,005,000
	Mueller Water Products, Inc. 2017 Term Loan B 3.753%, due 11/25/21	2,876,545	2,892,127
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 3.984%, due 11/15/23	8,291,667	8,304,336
	TRC Cos., Inc. Term Loan 5.228%, due 6/21/24	2,100,000	2,115,750
			26,439,082
	Diversified/Conglomerate Service 6.8%
	Albany Molecular Research, Inc. 2017 1st Lien Term Loan TBD, due 7/19/24 (e)	1,500,000	1,515,000
	Applied Systems, Inc.
	New 1st Lien Term Loan 4.546%, due 1/25/21	2,785,582	2,804,733
	New 2nd Lien Term Loan 7.796%, due 1/24/22	2,357,405	2,380,489
	Brickman Group, Ltd. LLC 1st Lien Term Loan 4.23%, due 12/18/20	5,344,510	5,362,046
	CCC Information Services, Inc. 2017 1st Lien Term Loan 4.24%, due 4/27/24	4,000,000	4,006,252
	Change Healthcare Holdings, Inc. 2017 Term Loan B 3.984%, due 3/1/24	5,343,750	5,368,983
	CompuCom Systems, Inc. REFI Term Loan B 4.49%, due 5/9/20 (e)	3,950,578	3,104,495
¤	First Data Corp.
	2022 USD Term Loan 3.477%, due 7/8/22	4,672,578	4,681,923
	2017 Term Loan 3.727%, due 4/26/24	11,363,083	11,412,796
	Greeneden U.S. Holdings II LLC USD 2017 Term Loan B2 5.007%, due 12/1/23	1,492,500	1,472,584
	Information Resources, Inc. 1st Lien Term Loan 5.477%, due 1/18/24	3,990,000	4,014,937
	J.D. Power and Associates
	1st Lien Term Loan 5.546%, due 9/7/23	4,092,667	4,102,898
	2nd Lien Term Loan 9.796%, due 9/7/24	958,333	967,917
	Kronos, Inc. 2017 Term Loan B 4.68%, due 11/1/23	5,820,786	5,879,920
	Mitchell International, Inc. New 1st Lien Term Loan 4.811%, due 10/13/20	5,963,498	5,987,990
	MKS Instruments, Inc. 2017 Term Loan B2 3.484%, due 5/1/23	2,552,659	2,566,487
	Monitronics International Inc. Term Loan B2 6.796%, due 9/30/22	4,764,000	4,811,640
	MX Holdings U.S., Inc. Term Loan B1B 3.984%, due 8/14/23	4,322,481	4,344,094
	Prime Security Services Borrower LLC 2016 1st Lien Term Loan 3.984%, due 5/2/22	6,615,146	6,649,405
	Sabre GLBL, Inc. Term Loan B 3.984%, due 2/22/24	4,786,645	4,821,688
	Sophia L.P. 2017 Term Loan B 4.546%, due 9/30/22	3,911,990	3,918,977
	Sungard Availability Services Capital, Inc. Term Loan B 6.234%, due 3/31/19	1,713,606	1,681,745
	TruGreen, Ltd. Partnership 1st Lien Term Loan B 6.724%, due 4/13/23	3,564,000	3,617,460
	Vantiv LLC 2014 Term Loan B 3.724%, due 10/14/23	1,631,089	1,638,662
	Verint Systems, Inc. 2017 Term Loan B 3.474%, due 6/29/24	3,000,000	3,007,500
	WEX, Inc. 2017 Term Loan B2 3.984%, due 6/30/23	1,980,000	1,999,446
			102,120,067
	Ecological 0.7%
	Advanced Disposal Services, Inc. Term Loan B3 3.944%, due 11/10/23	5,974,464	6,014,606
	Casella Waste Systems, Inc. 2017 Term Loan B 3.976%, due 10/17/23	1,243,750	1,249,969
	Waste Industries USA, Inc. 2016 Term Loan 3.984%, due 2/27/20	2,606,667	2,615,355
			9,879,930
	Electronics 11.1%
	Almonde, Inc.
	USD 1st Lien Term Loan 4.736%, due 6/13/24	6,000,000	6,038,580
	USD 2nd Lien Term Loan 8.459%, due 6/13/25	2,450,000	2,506,874
	BMC Software Finance, Inc. 2017 USD Term Loan 5.234%, due 9/10/22	7,608,170	7,650,015
	Cision U.S., Inc. USD Term Loan B 7.194%, due 6/16/23	4,688,204	4,724,341
	Cologix, Inc. 2017 1st Lien Term Loan 4.227%, due 3/20/24	4,488,750	4,483,139
	Colorado Buyer, Inc.
	Term Loan B 4.17%, due 5/1/24	1,500,000	1,513,437
	2nd Lien Term Loan 8.42%, due 5/1/25	1,200,000	1,207,500
	CommScope, Inc. Term Loan B5 3.296%, due 12/29/22	1,381,000	1,384,453
	Compuware Corp. Term Loan B3 5.55%, due 12/15/21	1,941,672	1,945,140
	ConvergeOne Holdings Corp. 2017 Term Loan B 6.05%, due 6/20/24	4,800,000	4,788,000
	Cortes NP Acquisition Corp. 2017 Term Loan B 5.234%, due 11/30/23	3,870,690	3,906,977
	Dell, Inc. 2017 Term Loan B 3.74%, due 9/7/23	5,337,152	5,361,169
	Diebold, Inc. USD 2017 Term Loan B 4.00%, due 11/6/23	2,510,375	2,510,375
	EIG Investors Corp. 2017 Term Loan 5.242%, due 2/9/23	7,094,214	7,147,421
	Epicor Software Corp. 1st Lien Term Loan 4.99%, due 6/1/22	10,553,081	10,571,929
	Evertec Group LLC New Term Loan B 3.725%, due 4/17/20	424,051	422,461
	Explorer Holdings, Inc. 2017 Term Loan B TBD, due 5/2/23 (e)	2,450,000	2,459,188
	Eze Castle Software, Inc. 2017 1st Lien Term Loan 4.296%, due 4/6/20	3,969,466	3,989,313
	GoDaddy Operating Co. LLC 2017 Term Loan B 3.734%, due 2/15/24	3,494,632	3,505,990
	Hyland Software, Inc.
	2017 2nd Lien Term Loan TBD, due 7/7/25	416,667	421,354
	2017 Term Loan 4.484%, due 7/1/22	7,002,291	7,054,808
	Infor (U.S.), Inc. Term Loan B6 4.046%, due 2/1/22	7,786,085	7,770,793
	Informatica Corp. USD Term Loan 4.796%, due 8/5/22	2,362,884	2,365,837
	LANDesk Group, Inc. 2017 Term Loan B 5.49%, due 1/20/24	2,244,696	2,226,925
	MA FinanceCo. LLC USD Term Loan B3 3.979%, due 6/21/24	552,764	552,303
	Optiv Security, Inc. 1st Lien Term Loan 4.438%, due 2/1/24	724,921	722,655
	Project Alpha Intermediate Holding, Inc. 2017 Term Loan B 4.81%, due 4/26/24	4,800,000	4,778,400
	Project Leopard Holdings, Inc. Term Loan B 6.756%, due 7/7/23	2,000,000	2,020,000
	Quest Software U.S. Holdings, Inc. Term Loan B 7.257%, due 10/31/22	6,698,950	6,803,622
	Rocket Software, Inc. 2016 1st Lien Term Loan 5.546%, due 10/14/23	3,970,000	4,004,738
	RP Crown Parent LLC 2016 Term Loan B 4.734%, due 10/12/23	3,835,750	3,863,720
	Seattle Spinco, Inc. USD Term Loan B3 4.03%, due 6/21/24	3,732,950	3,729,841
	Solera LLC USD Term Loan B 4.507%, due 3/3/23	5,733,608	5,768,010
	SS&C Technologies, Inc.
	2017 Term Loan B1 3.484%, due 7/8/22	5,096,936	5,120,030
	2017 Term Loan B2 3.484%, due 7/8/22	284,870	286,160
	Tempo Acquisition LLC Term Loan 4.227%, due 5/1/24	5,500,000	5,535,519
	Tibco Software, Inc. Repriced Term Loan B 4.73%, due 12/4/20	5,969,732	6,002,591
	Veritas Bermuda, Ltd. Repriced Term Loan B 5.796%, due 1/27/23	2,678,582	2,698,671
	VF Holding Corp. Reprice Term Loan 4.546%, due 6/30/23	3,977,500	3,988,689
	Western Digital Corp. 2017 USD Term Loan B 3.983%, due 4/29/23	4,044,959	4,072,768
	Xerox Business Services LLC USD Term Loan B 5.234%, due 12/7/23	7,164,000	7,235,640
	Zebra Technologies Corp. 2017 Term Loan B 3.314%, due 10/27/21	3,853,636	3,836,137
			166,975,513
	Finance 1.1%
	Alliant Holdings I, Inc. 2015 Term Loan B 4.564%, due 8/12/22	3,201,362	3,212,342
	Brand Energy & Infrastructure Services, Inc. 2017 Term Loan 5.507%, due 6/21/24	7,205,882	7,240,413
	Duff & Phelps Corp. Term Loan B 5.046%, due 4/23/20	5,412,628	5,448,730
	Istar, Inc. 2016 Term Loan B 4.976%, due 7/1/20	1,385,653	1,394,314
			17,295,799
	Healthcare, Education & Childcare 8.0%
	Acadia Healthcare Co., Inc. Term Loan B2 3.977%, due 2/16/23	2,400,445	2,428,050
	Air Methods Corp. 2017 Term Loan B 4.796%, due 4/21/24	1,966,880	1,956,225
	Akorn, Inc. Term Loan B 5.50%, due 4/16/21	4,582,506	4,631,195
	Alvogen Pharma U.S., Inc. Term Loan 6.23%, due 4/2/22	4,436,235	4,365,996
	Amneal Pharmaceuticals LLC New Term Loan 4.796%, due 11/1/19	1,246,811	1,255,124
	Avantor Performance Materials Holdings LLC 2017 1st Lien Term Loan 5.24%, due 3/10/24	4,627,132	4,650,267
	Community Health Systems, Inc.
	Term Loan G 3.963%, due 12/31/19	2,494,956	2,494,721
	Term Loan H 4.213%, due 1/27/21	3,912,897	3,909,685
	Concentra, Inc. 1st Lien Term Loan 4.211%, due 6/1/22	4,623,543	4,646,661
	Curo Health Services Holdings, Inc. 2015 1st Lien Term Loan 5.932%, due 2/7/22	2,695,247	2,718,831
	DaVita HealthCare Partners, Inc. Term Loan B 3.984%, due 6/24/21	5,951,691	5,996,329
	Envision Healthcare Corp. 2016 Term Loan B 4.30%, due 12/1/23	7,916,386	7,953,989
	Equian LLC
	Term Loan B 4.928%, due 5/20/24	2,967,059	3,000,438
	Delayed Draw Term Loan 5.005%, due 5/20/24 (f)	456,470	461,606
	ExamWorks Group, Inc. 2017 Term Loan 4.484%, due 7/27/23	3,481,281	3,500,863
	inVentiv Health, Inc. 2016 Term Loan B 4.952%, due 11/9/23	4,979,987	4,985,321
	Jaguar Holding Co. II 2017 Term Loan 4.017%, due 8/18/22	7,811,216	7,858,951
	Kindred Healthcare, Inc. New Term Loan 4.813%, due 4/9/21	4,245,960	4,242,424
	Kinetic Concepts, Inc. 2017 USD Term Loan B 4.546%, due 2/2/24	8,000,000	7,985,000
	Onex Carestream Finance L.P.
	1st Lien Term Loan 5.275%, due 6/7/19	6,944,584	6,923,750
	2nd Lien Term Loan 9.796%, due 12/7/19 (e)	2,539,000	2,479,334
	Ortho-Clinical Diagnostics, Inc. Term Loan B 5.046%, due 6/30/21	7,185,423	7,187,248
	Press Ganey Holdings, Inc. 1st Lien Term Loan 4.484%, due 10/21/23	1,492,500	1,500,895
	RPI Finance Trust Term Loan B6 3.296%, due 3/27/23	6,901,761	6,928,719
	Select Medical Corp. 2017 Term Loan B 4.81%, due 3/6/24	4,987,500	5,033,220
	Team Health Holdings, Inc. 1st Lien Term Loan 3.984%, due 2/6/24	9,975,000	9,940,087
	U.S. Anesthesia Partners, Inc. 2017 Term Loan 4.477%, due 6/23/24	2,000,000	2,002,500
			121,037,429
	Home and Office Furnishings, Housewares & Durable Consumer Products 0.6%
	Comfort Holding LLC 1st Lien Term Loan 5.885%, due 2/5/24	2,793,000	2,590,508
	Serta Simmons Bedding LLC 1st Lien Term Loan 4.773%, due 11/8/23	6,115,641	6,116,149
			8,706,657
	Hotels, Motels, Inns & Gaming 7.2%
	Affinity Gaming LLC Initial Term Loan 4.734%, due 7/1/23	3,203,784	3,218,804
	AP Gaming I LLC 2017 Term Loan B 6.734%, due 2/15/24	3,100,750	3,118,837
¤	Caesars Entertainment Operating Co.
	Exit Term Loan TBD, due 3/31/24 (e)	3,333,333	3,341,667
	Extended Term Loan B5 11.00%, due 3/1/22 (g)(h)	3,419,583	4,022,285
	Extended Term Loan B6 12.00%, due 3/1/22 (g)(h)	3,066,972	3,659,918
	Term Loan B7 (Non RSA) 14.00%, due 3/1/22 (g)(h)	2,734,775	3,442,398
	Caesars Entertainment Resort Properties LLC Term Loan B 4.734%, due 10/11/20	4,305,854	4,343,531
	Caesars Growth Properties Holdings LLC 2017 Term Loan 4.234%, due 5/8/21	997,500	1,003,984
	CityCenter Holdings LLC 2017 Term Loan B 3.732%, due 4/18/24	6,772,865	6,795,086
	ESH Hospitality, Inc. 2017 Term Loan B 3.734%, due 8/30/23	1,488,769	1,495,050
	Everi Payments, Inc. Term Loan B 5.754%, due 5/9/24	4,500,000	4,547,812
	Hilton Worldwide Finance LLC Term Loan B2 3.232%, due 10/25/23	5,975,660	5,999,563
	La Quinta Intermediate Holdings LLC Term Loan B 4.054%, due 4/14/21	6,061,157	6,100,936
	Las Vegas Sands LLC 2017 Term Loan B 3.23%, due 3/29/24	4,231,707	4,248,236
¤	MGM Growth Properties Operating Partnership L.P. 2016 Term Loan B 3.484%, due 4/25/23	12,533,375	12,577,768
	Penn National Gaming, Inc. 2017 Term Loan B 3.726%, due 1/19/24	1,992,500	1,999,615
¤	Scientific Games International, Inc.
	2017 Term Loan B4 TBD, due 8/14/24	13,031,092	12,965,936
	2017 Term Loan B3 5.233%, due 10/1/21	13,031,092	13,066,002
	Station Casinos LLC 2016 Term Loan B 3.73%, due 6/8/23	6,557,191	6,565,387
	UFC Holdings LLC 1st Lien Term Loan 4.48%, due 8/18/23	6,040,410	6,070,612
			108,583,427
	Insurance 3.0%
	AmWINS Group, Inc.
	2017 Term Loan B 4.175%, due 1/25/24	4,975,000	4,984,328
	2017 2nd Lien Term Loan 7.984%, due 1/25/25	1,000,000	1,017,500
	Asurion LLC
	2017 2nd Lien Term Loan TBD, due 7/11/25 (e)	1,000,000	1,024,583
	2017 Term Loan B5 4.234%, due 11/3/23	4,655,130	4,685,058
	New Term Loan B4 4.484%, due 8/4/22	3,811,345	3,823,256
	New 2nd Lien Term Loan 8.734%, due 3/3/21	1,000,000	1,001,250
	Hub International, Ltd. Term Loan B 4.422%, due 10/2/20	7,272,582	7,324,173
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.296%, due 6/7/23	4,091,499	4,103,434
	NFP Corp. Term Loan B 4.796%, due 1/8/24	2,487,500	2,500,455
	Sedgwick Claims Management Services, Inc.
	1st Lien Term Loan 3.984%, due 3/1/21	4,295,874	4,305,720
	2nd Lien Term Loan 6.984%, due 2/28/22	6,800,000	6,856,664
	USI, Inc. 2017 Term Loan B 4.18%, due 5/16/24	4,500,000	4,484,061
			46,110,482
	Leisure, Amusement, Motion Pictures & Entertainment 2.6%
	Boyd Gaming Corp. Term Loan B3 3.694%, due 9/15/23	5,450,752	5,470,435
	Creative Artists Agency LLC 2017 1st Lien Term Loan B 4.726%, due 2/15/24	3,901,961	3,927,569
	Fitness International LLC
	Term Loan A 4.484%, due 4/1/20	1,418,618	1,416,845
	Term Loan B 5.484%, due 7/1/20	3,289,980	3,329,048
	LTF Merger Sub, Inc. 2017 Term Loan B 4.234%, due 6/10/22	4,201,928	4,217,030
	Six Flags Theme Parks, Inc. 2015 Term Loan B 3.241%, due 6/30/22	2,932,249	2,951,494
	TKC Holdings, Inc.
	2017 Term Loan 5.484%, due 2/1/23	3,865,313	3,879,807
	2017 2nd Lien Term Loan 9.234%, due 2/1/24	1,100,000	1,101,375
	Travel Leaders Group LLC 2017 1st Lien Term Loan 6.484%, due 1/25/24	2,493,750	2,503,101
	William Morris Endeavor Entertainment LLC
	1st Lien Term Loan 4.49%, due 5/6/21	4,914,323	4,932,752
	2nd Lien Term Loan 8.484%, due 5/6/22	1,866,667	1,890,000
	WMG Acquisition Corp. Term Loan D 3.727%, due 11/1/23	4,228,135	4,242,672
			39,862,128
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 2.3%
	Accudyne Industries LLC Term Loan 4.234%, due 12/13/19	106,988	106,643
	Apex Tool Group LLC Term Loan B 4.50%, due 1/31/20	4,699,483	4,593,744
	Columbus McKinnon Corp. Term Loan B 4.296%, due 1/31/24	4,157,446	4,178,233
	CPM Holdings, Inc. Term Loan B 5.484%, due 4/11/22	1,964,723	1,981,095
	Manitowoc Foodservice, Inc. 2016 Term Loan B 4.234%, due 3/3/23	1,671,795	1,683,289
	Power Products LLC 2017 Term Loan B 5.307%, due 12/20/22	5,065,313	5,081,142
¤	Rexnord LLC 2016 Term Loan B 4.046%, due 8/21/23	13,722,845	13,780,028
	Zodiac Pool Solutions LLC 2017 1st Lien Term Loan 5.296%, due 12/20/23	3,184,020	3,203,920
			34,608,094
	Mining, Steel, Iron & Non-Precious Metals 1.4%
	Ameriforge Group, Inc. 1st Lien Term Loan 5.00%, due 12/19/19 (e)	3,873,928	2,053,182
	Arch Coal, Inc. 2017 Term Loan B 5.234%, due 3/7/24	1,396,500	1,404,646
	Fairmount Santrol, Inc. New Term Loan B2 4.796%, due 9/5/19	5,959,959	5,594,911
	Gates Global LLC 2017 USD Term Loan B 4.546%, due 4/1/24	2,750,743	2,765,872
	McJunkin Red Man Corp. New Term Loan 5.234%, due 11/8/19 (e)	3,305,874	3,329,289
	Minerals Technologies, Inc. 2017 Term Loan B 3.502%, due 2/14/24	1,593,624	1,603,585
	Peabody Energy Corp. Exit Term Loan 5.734%, due 3/31/22	1,679,211	1,682,885
	Zekelman Industries, Inc. Term Loan B 4.789%, due 6/14/21	2,962,723	2,982,475
			21,416,845
	Oil & Gas 1.8%
	Ascent Resources-Marcellus LLC
	1st Lien Term Loan TBD, due 8/4/20 (e)(g)(h)	1,889,126	1,161,813
	2nd Lien Term Loan TBD, due 8/4/21 (e)(g)(h)	500,000	35,834
	Chesapeake Energy Corp. Term Loan 8.686%, due 8/23/21	2,166,667	2,325,782
	CITGO Holding, Inc. 2015 Term Loan B 9.796%, due 5/12/18	2,372,913	2,388,591
	Energy Transfer Equity L.P. 2017 Term Loan B 3.974%, due 2/2/24	11,439,926	11,475,676
	Fieldwood Energy LLC
	New 1st Lien Term Loan 8.296%, due 8/31/20	805,556	763,264
	1st Lien Last Out Term Loan 8.421%, due 9/30/20	1,087,500	864,562
	HGIM Corp. Term Loan B 5.75%, due 6/18/20 (e)	2,051,114	840,957
	Philadelphia Energy Solutions LLC Term Loan B 6.257%, due 4/4/18	2,129,568	1,927,259
	Seadrill Partners Finco LLC Term Loan B 4.296%, due 2/21/21 (e)	4,266,609	2,911,961
	Summit Midstream Partners Holdings LLC Term Loan B 7.234%, due 5/13/22	3,200,000	3,252,000
			27,947,699
	Personal & Nondurable Consumer Products (Manufacturing Only) 1.8%
	American Builders & Contractors Supply Co., Inc. 2017 Term Loan B 3.734%, due 10/31/23	4,294,238	4,314,734
	Hillman Group, Inc. Term Loan B 4.796%, due 6/30/21	1,465,995	1,472,714
	KIK Custom Products, Inc. 2015 Term Loan B 5.793%, due 8/26/22	1,500,000	1,512,750
	Prestige Brands, Inc. Term Loan B4 3.984%, due 1/26/24	3,677,645	3,693,161
	Revlon Consumer Products Corp. 2016 Term Loan B 4.734%, due 9/7/23	3,142,917	2,840,411
	Spectrum Brands, Inc. 2017 Term Loan B 3.273%, due 6/23/22	1,799,003	1,806,874
	SRAM LLC 2017 Term Loan 4.788%, due 3/15/24	7,247,590	7,283,828
	Varsity Brands, Inc. 1st Lien Term Loan 4.727%, due 12/11/21	3,900,000	3,926,465
			26,850,937
	Personal, Food & Miscellaneous Services 0.8%
	Aramark Services, Inc. 2017 USD Term Loan B 3.234%, due 3/28/24	4,481,250	4,505,059
	Weight Watchers International, Inc. Term Loan B2 4.525%, due 4/2/20	2,664,411	2,618,618
	Yum! Brands, Inc. 1st Lien Term Loan B 3.226%, due 6/16/23	4,985,025	5,006,834
			12,130,511
	Printing & Publishing 0.8%
	Cengage Learning Acquisitions, Inc. 2016 Term Loan B 5.474%, due 6/7/23	3,275,635	3,091,967
	Checkout Holding Corp. 1st Lien Term Loan 4.734%, due 4/9/21	3,174,226	2,577,075
	Getty Images, Inc. Term Loan B 4.796%, due 10/18/19	3,521,474	3,261,765
	McGraw-Hill Global Education Holdings LLC 2016 Term Loan B 5.234%, due 5/4/22	3,564,000	3,514,254
			12,445,061
	Retail Store 5.1%
	American Tire Distributors Holdings, Inc. 2015 Term Loan 5.484%, due 9/1/21	4,261,701	4,281,233
	Bass Pro Group LLC
	2015 Term Loan 4.474%, due 6/5/20	1,994,898	1,989,911
	Term Loan B 6.296%, due 12/16/23	5,000,000	4,858,035
	Belk, Inc. Term Loan 6.054%, due 12/12/22	2,438,758	2,022,645
	BJ's Wholesale Club, Inc.
	2017 1st Lien Term Loan 4.968%, due 2/3/24	6,916,000	6,766,151
	2017 2nd Lien Term Loan 8.71%, due 2/3/25	2,500,000	2,433,333
	CNT Holdings III Corp. 2017 Term Loan 4.51%, due 1/22/23	2,975,044	2,982,481
	Harbor Freight Tools USA, Inc. 2016 Term Loan B 4.484%, due 8/18/23	3,608,736	3,614,250
	Leslie's Poolmart, Inc. 2016 Term Loan 5.061%, due 8/16/23	4,962,500	4,986,280
	Michaels Stores, Inc. 2016 Term Loan B1 3.981%, due 1/30/23	8,130,250	8,130,250
	Nature's Bounty Co. 2017 USD Term Loan B 4.796%, due 5/5/23	5,777,627	5,783,647
	Neiman Marcus Group, Ltd. LLC 2020 Term Loan 4.474%, due 10/25/20	2,925,548	2,174,656
	Party City Holdings, Inc. 2016 Term Loan 4.319%, due 8/19/22	8,552,866	8,565,088
	Petco Animal Supplies, Inc. 2017 Term Loan B 4.311%, due 1/26/23	3,636,353	3,286,354
	PetSmart, Inc. Term Loan B2 4.23%, due 3/11/22	8,654,331	8,189,161
	Pilot Travel Centers LLC 2017 Term Loan B 3.234%, due 5/25/23	3,250,004	3,268,692
	Sally Holdings LLC Term Loan B2 4.50%, due 7/5/24	3,333,333	3,329,167
			76,661,334
	Software 0.2%
	ASG Technologies Group, Inc. Term Loan TBD, due 7/10/24	2,966,667	2,966,667

	Telecommunications 3.6%
	Aerial Merger Sub, Inc.
	Term Loan B1 TBD, due 8/28/19 (e)	1,500,000	1,512,188
	Term Loan B2 TBD, due 2/28/24 (e)	3,333,333	3,369,793
	Avaya, Inc.
	Extended Term Loan B3 5.67%, due 10/26/17 (h)	1,250,000	1,010,938
	Term Loan B6 6.667%, due 3/30/18 (h)	1,842,182	1,495,238
	DIP Term Loan 8.729%, due 1/24/18	1,307,200	1,348,050
	CenturyLink, Inc. 2017 Term Loan B 2.75%, due 1/31/25	7,000,000	6,901,566
	Frontier Communications Corp. 2017 Term Loan B1 4.98%, due 6/15/24	3,000,000	2,880,750
	LTS Buyer LLC 1st Lien Term Loan 4.546%, due 4/13/20	5,760,000	5,774,400
	Onvoy LLC 2017 1st Lien Term Loan B 5.796%, due 2/10/24	4,488,750	4,496,233
	Peak 10, Inc. 2017 1st Lien Term Loan TBD, due 7/18/24 (e)	2,800,000	2,807,876
	Radiate Holdco LLC 1st Lien Term Loan 4.234%, due 2/1/24	5,586,000	5,509,192
	SBA Senior Finance II LLC Term Loan B1 3.49%, due 3/24/21	7,570,513	7,600,477
	Sprint Communications, Inc. 1st Lien Term Loan B 3.75%, due 2/2/24	4,987,500	5,001,006
	Syniverse Holdings, Inc. Term Loan 4.311%, due 4/23/19	5,093,225	4,851,297
			54,559,004
	Utilities 3.2%
	Astoria Energy LLC Term Loan B 5.24%, due 12/24/21	3,340,074	3,352,599
	Calpine Corp. Term Loan B5 4.05%, due 1/15/24	7,536,101	7,557,767
	Dayton Power & Light Co. Term Loan B 4.49%, due 8/24/22	497,500	505,273
	Dynegy, Inc. 2017 Term Loan C 4.484%, due 2/7/24	2,404,357	2,412,772
	EIF Channelview Cogeneration LLC Term Loan B 4.484%, due 5/8/20	3,520,456	3,326,831
	Energy Future Intermediate Holding Co. LLC 2017 DIP Term Loan TBD, due 6/23/18	9,125,000	9,193,438
	Entergy Rhode Island State Energy L.P. Term Loan B 5.99%, due 12/17/22	1,970,000	1,946,606
	Granite Acquisition, Inc.
	Term Loan B 5.296%, due 12/19/21	4,001,858	4,032,496
	Term Loan C 5.296%, due 12/19/21	99,427	100,188
	2nd Lien Term Loan B 8.546%, due 12/19/22	1,613,266	1,614,274
	Helix Gen Funding LLC Term Loan B 4.96%, due 6/2/24	5,740,000	5,792,022
	Southeast PowerGen LLC Term Loan B 4.80%, due 12/2/21	1,750,280	1,675,893
	TEX Operations Co. LLC
	Exit Term Loan C 3.977%, due 8/4/23	742,857	744,529
	Exit Term Loan B 3.982%, due 8/4/23	3,240,857	3,248,149
	Texas Competitive Electric Holdings Co. LLC
	Extended Term Loan TBD, due 10/10/17 (i)	3,250,000	1,133,925
	Non-Extended Term Loan TBD, due 10/10/17 (i)	3,250,000	1,131,325
	Vistra Operations Co. LLC 2016 Term Loan B2 4.479%, due 12/14/23	1,088,281	1,095,899
			48,863,986
	Total Floating Rate Loans (Cost $1,332,504,085)		1,329,008,056

	Foreign Floating Rate Loans 10.5% (d)
	Aerospace & Defense 0.4%
	Avolon TLB Borrower 1 (Luxembourg) S.A.R.L. Term Loan B2 3.978%, due 3/20/22	6,000,000	6,020,250

	Beverage, Food & Tobacco 0.2%
	Jacobs Douwe Egberts International B.V. USD Term Loan B5 3.438%, due 7/2/22	3,193,878	3,205,855

	Broadcasting & Entertainment 0.8%
	DHX Media, Ltd. Term Loan B TBD, due 12/29/23	2,750,000	2,767,188
	Numericable Group S.A. USD Term Loan B11 4.061%, due 7/31/25	4,987,500	4,974,138
	Unitymedia Hessen GmbH & Co. KG Term Loan B TBD, due 9/30/25 (e)	3,500,000	3,491,877
			11,233,203
	Chemicals, Plastics & Rubber 0.9%
	Allnex (Luxembourg) & Cy S.C.A. 2016 USD Term Loan B2 4.482%, due 9/13/23	2,634,610	2,637,903
	Alpha 3 B.V. 2017 Term Loan B1 4.296%, due 1/31/24	4,000,000	4,024,168
	ASP Chromaflo Dutch I B.V. Term Loan B2 5.234%, due 11/18/23	281,226	282,456
	Diamond (BC) B.V. USD Term Loan TBD, due 7/12/24 (e)	3,333,333	3,333,333
	Flint Group GmbH USD Term Loan C 4.312%, due 9/7/21	534,829	530,818
	Tronox Pigments (Netherlands) B.V. 2013 Term Loan 4.796%, due 3/19/20	2,992,208	3,011,322
			13,820,000
	Diversified/Conglomerate Manufacturing 0.5%
	Bright Bidco B.V. Term Loan B 5.796%, due 6/30/24	4,000,000	4,048,332
	Garda World Security Corp. 2017 Term Loan 7.25%, due 5/24/24	3,560,466	3,591,620
			7,639,952
	Electronics 0.8%
	Avast Software B.V. 2017 USD Term Loan B 4.546%, due 9/30/23	4,563,073	4,601,371
	Camelot UK Holdco, Ltd. 2017 Term Loan B 4.734%, due 10/3/23	1,488,769	1,498,383
	Oberthur Technologies S.A. 2016 USD Term Loan B1 5.046%, due 1/10/24	5,671,500	5,678,589
			11,778,343
	Healthcare, Education & Childcare 1.8%
	Endo Luxembourg Finance Co. S.A.R.L 2017 Term Loan B 5.50%, due 4/29/24	7,204,545	7,292,030
	Mallinckrodt International Finance S.A. USD Term Loan B 4.046%, due 9/24/24	3,656,142	3,668,836
	Patheon Holdings I B.V. 2017 USD Term Loan 4.504%, due 4/20/24	3,890,000	3,896,485
¤	Valeant Pharmaceuticals International, Inc. Term Loan B F1 5.98%, due 4/1/22	11,693,361	11,905,140
			26,762,491
	Hotels, Motels, Inns & Gaming 0.8%
	Amaya Holdings B.V.
	Repriced Term Loan B 4.796%, due 8/1/21	6,013,700	6,037,087
	USD 2nd Lien Term Loan 8.296%, due 8/1/22	1,071,875	1,078,574
	Belmond Interfin, Ltd. USD 2017 Term Loan B TBD, due 7/3/24	2,400,000	2,403,000
	Four Seasons Hotels, Ltd. New 1st Lien Term Loan 3.734%, due 11/30/23	497,500	501,024
	Gateway Casinos & Entertainment, Ltd. Term Loan B1 5.046%, due 2/22/23	1,500,000	1,510,001
			11,529,686
	Leisure, Amusement, Motion Pictures & Entertainment 1.5%
	Bombardier Recreational Products, Inc. 2016 Term Loan B 4.23%, due 6/30/23	5,427,709	5,457,757
	Delta 2 (Luxembourg) S.A.R.L.
	USD Term Loan B3 4.504%, due 2/1/24	7,566,667	7,579,280
	USD 2nd Lien Term Loan 8.004%, due 7/29/22	840,000	841,260
	Lions Gate Entertainment Corp. 2016 1st Lien Term Loan 4.234%, due 12/8/23	2,570,312	2,588,304
	Travelport Finance (Luxembourg) S.A.R.L. 2017 Term Loan B 4.432%, due 9/2/21	6,680,946	6,686,912
			23,153,513
	Machinery (Non-Agriculture, Non-Construct & Non-Electronic) 0.4%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.484%, due 6/30/21	6,001,731	6,042,651

	Oil & Gas 0.4%
	Drillships Financing Holding, Inc. Term Loan B1 TBD, due 3/31/21 (e)(g)	3,360,011	2,326,807
	MEG Energy Corp. 2017 Term Loan B 4.733%, due 12/31/23	2,992,500	2,971,125
	Pacific Drilling S.A. Term Loan B 4.75%, due 6/3/18 (e)	2,986,667	1,127,467
			6,425,399
	Personal & Nondurable Consumer Products (Manufacturing Only) 0.3%
	Array Canada, Inc. Term Loan B 6.296%, due 2/10/23	4,471,875	4,471,875

	Personal, Food & Miscellaneous Services 0.2%
	B.C. Unlimited Liability Co. Term Loan B3 3.508%, due 2/16/24	2,550,853	2,547,134

	Printing & Publishing 0.7%
	Springer Science & Business Media Deutschland GmbH USD Term Loan B9 4.796%, due 8/14/20	6,436,881	6,452,973
	Trader Corp. 2017 Term Loan B 4.545%, due 9/28/23	4,391,500	4,380,521
			10,833,494
	Telecommunications 0.8%
	Digicel International Finance, Ltd. 2017 Term Loan B 4.94%, due 5/28/24	975,000	983,837
	Intelsat Jackson Holdings S.A. Term Loan B2 4.00%, due 6/30/19	4,702,081	4,683,470
	Telesat Canada Term Loan B4 4.30%, due 11/17/23	6,947,588	6,999,694
			12,667,001
	Total Foreign Floating Rate Loans (Cost $159,975,914)		158,130,847
	Total Long-Term Bonds (Cost $1,533,899,778)		1,529,835,867

		Shares
	Affiliated Investment Companies 0.1%
	Fixed Income Funds 0.1%
	MainStay High Yield Corporate Bond Fund Class I	217,584	1,261,986

	Total Affiliated Investment Companies (Cost $1,261,986)		1,261,986

	Common Stocks 0.2%
	Beverage, Food & Tobacco 0.0% ‡
	Nellson Nutraceutical, Inc. (e)(i)(j)	379	0

	Healthcare, Education & Childcare 0.0% ‡
	Millennium Laboratories, Inc. (e)(j)	15,339	23,009

	Oil & Gas 0.2%
	Samson Resources Corp. (e)(i)(j)	114,636	2,141,400
	Templar Energy Corp. Class B (e)(i)(j)	60,655	2,954
	Templar Energy LLC Class A (e)(i)(j)	60,049	292,437
			2,436,791
	Total Common Stocks (Cost $3,008,567)		2,459,800

	Preferred Stocks 0.0%‡
	Oil & Gas 0.0% ‡
	Templar Energy Corp. (8.00% PIK) (b)(e)(i)	77,179	312,414

	Total Preferred Stocks (Cost $379,311)		312,414

		Principal Amount
	Short-Term Investments 3.5%
	Repurchase Agreement 0.3%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $5,245,029 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 4/30/19, with a Principal Amount of $5,305,000 and a Market Value of $5,352,448)	$5,245,012	5,245,012
	Total Repurchase Agreement (Cost $5,245,012)		5,245,012

	U.S. Government & Federal Agencies 3.2% (k)
	United States Treasury Bills
	0.893%, due 8/10/17	1,558,000	1,557,657
	0.902%, due 8/10/17	13,003,000	13,000,110
	0.928%, due 8/3/17	1,560,000	1,559,921
	0.936%, due 8/3/17	3,566,000	3,565,817
	0.938%, due 8/10/17	1,930,000	1,929,554
	0.939%, due 8/10/17	4,422,000	4,420,978
	0.944%, due 8/17/17	6,273,000	6,270,407
	0.966%, due 8/10/17	8,429,000	8,426,994
	0.974%, due 8/3/17	1,964,000	1,963,895
	0.979%, due 8/24/17	3,404,000	3,401,901
	0.997%, due 8/24/17	2,482,000	2,480,442
	Total U.S. Government & Federal Agencies (Cost $48,577,676)		48,577,676
	Total Short-Term Investments (Cost $53,822,688)		53,822,688
	Total Investments (Cost $1,592,372,330) (l)	105.1%	1,587,692,755
	Other Assets, Less Liabilities	(5.1)	(77,180,430)
	Net Assets	100.0%	$1,510,512,325

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(d)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2017.
(e)	Illiquid security - As of July 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $57,651,680, which represented 3.8% of the Fund's net assets.
(f)	Represents a security which has additional commitments and contingencies. Principal amount and value excludes unfunded commitments.
(g)	Issue in non-accrual status.
(h)	Issue in default.
(i)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of these securities was $5,014,455, which represented 0.3% of the Fund's net assets.
(j)	Non-income producing security.
(k)	Interest rate shown represents yield to maturity.
(l)	As of July 31, 2017, cost was $1,592,085,091 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$13,904,233
Gross unrealized depreciation	(18,296,569)
Net unrealized depreciation	$(4,392,336)

The following abbreviation is used in the preceding pages:
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$42,696,964	$—	$42,696,964
Floating Rate Loans (b)	—	1,247,434,899	81,573,157	1,329,008,056
Foreign Floating Rate Loans (c)	—	133,330,631	24,800,216	158,130,847
Total Long-Term Bonds	—	1,423,462,494	106,373,373	1,529,835,867
Affiliated Investment Companies
Fixed Income Funds	1,261,986	—	—	1,261,986
Common Stocks (d)	23,009	—	2,436,791	2,459,800
Preferred Stocks (e)	—	—	312,414	312,414
Short-Term Investments
Repurchase Agreement	—	5,245,012	—	5,245,012
U.S. Government & Federal Agencies	—	48,577,676	—	48,577,676
Total Short-Term Investments	—	53,822,688	—	53,822,688
Total Investments in Securities	$1,284,995	$1,477,285,182	$109,122,578	$1,587,692,755

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $81,573,157 are held within the Floating Rate Loans section of the Portfolio of Investments. $79,307,907 of these Level 3 securities were valued by a pricing service without adjustment.

(c)	The Level 3 securities valued at $24,800,216 are held within the Foreign Floating Rate Loans section of the Portfolio of Investments, which were valued by a pricing service without adjustment.

(d)	The Level 3 securities valued at $2,436,791 are held in Oil & Gas within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 security valued at $312,414 is held in Oil & Gas within the Preferred Stocks section of the Portfolio of Investments.

As of July 31, 2017, securities with a market value of $22,530,376 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2016, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant observable inputs.

As of July 31, 2017, a security with a market value of $21,890,548 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2016, the fair value obtained for these securities, as determined based on information provided by an independent pricing source, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2017
Long-Term Bonds
Floating Rate Loans
Automobile	$2,885,781	$3,232	$14,852	$(28,879)	$3,430,014	$(2,875,000)	$-	$-	$3,430,000	$(2,153)
Beverage, Food & Tobacco	3,423,398	943	168	(38,739)		(2,229,247)	-	(1,156,523)	-	-
Broadcasting & Entertainment	2,375,454	-	-	-	-	-	-	(2,375,454)	-	-
Buildings & Real Estate	-	(144)	36	11,837	3,057,287	(7,473)			3,061,543	80,598
Chemicals, Plastics & Rubber	2,753,352	2,164	5,891	60,175	6,306,641	(3,318,275)	5,712,032	-	11,521,981	60,175
Diversified/Conglomerate Manufacturing	2,063,864	120	-	26,130	2,089,500	-	-	(2,063,864)	2,115,750	26,130
Diversified/Conglomerate Service	11,673,680	9,600	42,622	8,852	6,161,204	(7,856,641)	3,629,154	(3,224,000)	10,444,471	66,732
Ecological	5,375,375	2,194	13,516	(18,334)	-	(5,372,751)	-	-	-	-
Electronics	5,951,925	2,320	3,309	101,611	10,628,162	(4,536,541)	-	(2,983,365)	9,167,421	95,534
Finance	1,415,560	2,592	87	(13,219)	-	(10,705)	-	-	1,394,315	(13,219)
Healthcare, Education & Childcare	7,085,370	(857)	(10,473)	17,474	-	(2,463,182)	-	(4,628,331)	-	-
Leisure, Amusement, Motion Pictures & Entertainment	1,369,031	2,694	15,496	201	-	(2,292,172)	2,794,750	-	1,890,000	201
Machinery (Non-Agriculture, Non-Construct & Non-Electronic)	-	243	630	(729)	4,309,906	(131,817)	-	-	4,178,233	(729)
Media	1,398,250	186	18	(1,445)	-	(1,397,009)	-	-	-	-
Mining, Steel, Iron & Non-Precious Metals	4,958,161	(3,013)	(84)	129,298	-	(19,969)	-	(3,011,212)	2,053,182	129,298
Oil & Gas	-	14,454	-	79,716	3,224,288	-	696,806	-	4,015,264	79,716
Packaging & Glass	1,278,030	4,063	3,082	109,632	5,179,057	(1,694,848)	4,250,239	-	9,129,255	108,841
Personal & Nondurable Consumer Products (Manufacturing Only)	6,339,414	2,451	1,212	217,323	7,437,608	(6,714,180)	-	-	7,283,828	52,644
Retail Store	-	39	-	12,442	3,316,686	-	-	-	3,329,167	12,442
Software	-	-	-	(3,854)	2,970,521	-	-	-	2,966,667	(3,854)
Utilities	7,093,476	9,493	(31,108)	282,670	5,374,439	(7,634,270)	2,945,182	(2,447,800)	5,592,081	330,917
Foreign Floating Rate Loans
Beverage, Food & Tobacco	-	713	7,292	23,257	4,178,324	(1,003,731)	-	-	3,205,855	23,257
Broadcasting & Entertainment	-	-	-	30,938	2,736,250	-	-	-	2,767,188	30,938
Chemicals, Plastics & Rubber	536,259	(62)	27	(20,257)	1,004,824	(16,500)	1,664,431	-	3,168,722	(20,257)
Electronics	-	(297)	(52)	(5,189)	5,689,551	(5,424)	-	-	5,678,589	(5,189)
Oil & Gas	-	2,246	29	310,742	-	(23,333)	837,782	-	1,127,466	310,742
Personal & Nondurable Consumer Products (Manufacturing Only)	-	2,591	205	42,203	4,448,750	(21,875)	-	-	4,471,874	42,203
Printing & Publishing	-	(115)	17	(21,660)	4,410,778	(8,500)	-	-	4,380,521	(21,660)
Common Stock
Beverage, Food & Tobacco	9,011	-	-	(9,011)	-	-	-	-	-	(9,011)
Oil & Gas	606,552	-	-	(46,110)	1,876,349	-	-	-	2,436,791	(46,110)
Preferred Stock
Oil & Gas	379,310	-	-	(66,896)	-	-	-	-	312,414	(66,896)
Total	$68,971,253	$57,851	$66,773	$1,190,179	$87,830,138	$(49,633,443)	$22,530,376	$(21,890,548)	$109,122,578	$1,261,291

(a) Sales include principal reductions.

MainStay Growth Allocation Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 100.1% †
Equity Funds 100.1%
IQ 50 Percent Hedged FTSE Europe ETF	229,913	$4,471,785
IQ 50 Percent Hedged FTSE International ETF	580,700	11,846,280
IQ Chaikin U.S. Small Cap ETF (a)	394,788	10,051,302
IQ Global Resources ETF	246,259	6,518,476
MainStay Cornerstone Growth Fund Class I (a)(b)	176,491	5,698,899
MainStay Cushing MLP Premier Fund Class I	161,801	2,166,516
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,407,147	26,918,731
MainStay Emerging Markets Equity Fund Class I (a)	3,009,210	31,055,049
MainStay Epoch Capital Growth Fund Class I	253,946	3,044,815
MainStay Epoch Global Choice Fund Class I	387,222	8,147,147
MainStay Epoch International Choice Fund Class I	651,815	22,982,996
MainStay Epoch U.S. All Cap Fund Class I	898,081	26,421,531
MainStay Epoch U.S. Equity Yield Fund Class I	1,696,464	26,956,813
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,482,134	47,324,543
MainStay International Equity Fund Class I	419,894	6,642,723
MainStay International Opportunities Fund Class I	2,543,818	23,682,947
MainStay Large Cap Growth Fund Class I	2,480,499	25,921,218
MainStay MAP Equity Fund Class I (a)	969,669	41,947,895
MainStay S&P 500 Index Fund Class I	117,332	6,044,922
MainStay U.S. Equity Opportunities Fund Class I (a)	3,889,397	39,632,957
Total Equity Funds (Cost $291,179,895)		377,477,545
Total Affiliated Investment Companies (Cost $291,179,895)		377,477,545
Total Investments (Cost $291,179,895) (c)	100.1%	377,477,545
Other Assets, Less Liabilities	(0.1)	(553,467)
Net Assets	100.0%	$376,924,078

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2017, cost was $298,568,966 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$87,554,335
Gross unrealized depreciation	(8,645,756)
Net unrealized appreciation	$78,908,579

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$377,477,545	$—	$—	$377,477,545
Total Investments in Securities	$377,477,545	$—	$—	$377,477,545

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay High Yield Municipal Bond Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 99.3% †
	Alabama 1.3%
	Alabama Special Care Facilities Financing Authority-Birmingham AL, Methodist Home for the Aging, Revenue Bonds Series S 5.75%, due 6/1/45	$1,250,000	$1,379,062
	County of Jefferson AL, Revenue Bonds Series A 4.75%, due 1/1/25	650,000	651,007
	County of Jefferson AL, Sewer Revenue, Revenue Bonds
	Senior Lien-Series A, Insured: AGM 5.50%, due 10/1/53	11,960,000	13,709,868
	Series D 6.00%, due 10/1/42	2,500,000	2,945,825
	Jefferson County, Public Building Authority, Revenue Bonds
	Insured: AMBAC 5.00%, due 4/1/26	4,600,000	4,615,640
	Insured: AMBAC 5.125%, due 4/1/18	1,115,000	1,118,791
	Insured: AMBAC 5.125%, due 4/1/21	250,000	250,850
	Montgomery Educational Building Authority, Faulkner University, Revenue Bonds Series A 5.00%, due 10/1/43	5,080,000	5,448,910
	West Jefferson Industrial Development Board, Solid Waste Disposal, Revenue Bonds 0.80%, due 12/1/38 (a)(b)	11,800,000	11,800,000
			41,919,953
	Alaska 0.8%
	Alaska State Housing Finance Corp., Revenue Bonds Series A 0.77%, due 6/1/32 (a)(b)	15,405,000	15,405,000
	Northern Tobacco Securitization Corp., Asset-Backed, Revenue Bonds Series A 5.00%, due 6/1/46	10,785,000	10,318,009
			25,723,009
	Arizona 1.3%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	7,945,000	8,474,693
	Arizona Industrial Development Authority, American Charter Schools, Revenue Bonds
	6.00%, due 7/1/37 (c)	3,000,000	3,224,880
	6.00%, due 7/1/47 (c)	2,500,000	2,658,100
	Arizona Industrial Development Authority, Basis Schools Projects, Revenue Bonds Series A 5.375%, due 7/1/50 (c)	1,500,000	1,585,305
	Florence Town, Inc. Industrial Development Authority, Legacy Traditional School Project, Revenue Bonds 6.00%, due 7/1/43	2,450,000	2,636,298
	Industrial Development Authority of the City of Phoenix, Basis Schools Projects, Revenue Bonds
	Series A 5.00%, due 7/1/35 (c)	1,700,000	1,779,067
	Series A 5.00%, due 7/1/46 (c)	4,120,000	4,261,316
	Industrial Development Authority of the City of Phoenix, Espiritu Community Development Corp., Revenue Bonds Series A 6.25%, due 7/1/36	975,000	975,341
	Industrial Development Authority of the City of Phoenix, Great Hearts Academies, Revenue Bonds
	5.00%, due 7/1/46	1,350,000	1,449,320
	6.40%, due 7/1/47	1,000,000	1,195,600
	Industrial Development Authority of the City of Phoenix, Villa Montessori, Inc., Revenue Bonds 5.00%, due 7/1/45	1,150,000	1,194,103
	Industrial Development Authority of the County of Pima, American Leadership AC, Revenue Bonds
	5.375%, due 6/15/35 (c)	1,360,000	1,379,951
	5.625%, due 6/15/45 (c)	3,985,000	4,064,620
	Industrial Development Authority of the County of Pima, Charter Schools Project, Revenue Bonds Series Q 5.375%, due 7/1/31	1,965,000	2,086,083
	Industrial Development Authority of the County of Pima, Paradise Education Center Project, Revenue Bonds 6.10%, due 6/1/45	1,100,000	1,200,617
	Industrial Development Authority of the County of Yavapai, Agribusiness & Equine Center, Revenue Bonds 7.875%, due 3/1/42	500,000	563,395
	Maricopa County Industrial Development Authority, Horizon Community Learning Center, Revenue Bonds 5.00%, due 7/1/35	3,000,000	3,113,520
			41,842,209
	Arkansas 0.1%
	Arkansas Development Finance Authority, Revenue Bonds
	Series C 5.00%, due 2/1/33	1,425,000	1,591,810
	Series C 5.00%, due 2/1/35	1,170,000	1,302,023
	Little Rock Metrocentre Improvement District No. 1, Little Rock Newspapers, Inc., Revenue Bonds 0.71%, due 12/1/25 (b)	1,400,000	1,400,000
			4,293,833
	California 12.5%
	Alameda Corridor Transportation Authority, Revenue Bonds Series 1999-A, Insured: NATL-RE (zero coupon), due 10/1/35	3,440,000	1,726,777
	Anaheim Public Financing Authority, Public Improvements Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	12,000,000	12,036,480
	Antelope Valley Healthcare District, Revenue Bonds
	Series A 5.00%, due 3/1/46	1,095,000	1,077,765
	Series A 5.25%, due 3/1/36	2,775,000	2,851,285
	Bassett Unified School District, CABS-Election 2004, Unlimited General Obligation
	Series C, Insured: NATL-RE (zero coupon), due 8/1/41	2,050,000	803,661
	Series C, Insured: NATL-RE (zero coupon), due 8/1/42	2,000,000	750,380
	California County Tobacco Securitization Agency, Asset-Backed, Revenue Bonds
	5.125%, due 6/1/38	4,225,000	4,203,833
	Series A 5.125%, due 6/1/38	3,500,000	3,482,465
	5.25%, due 6/1/46	3,095,000	3,054,920
	5.65%, due 6/1/41	8,600,000	8,649,966
	California Municipal Finance Authority, Baptist University, Revenue Bonds
	Series A 5.375%, due 11/1/40 (c)	3,000,000	3,208,890
	Series A 5.50%, due 11/1/45 (c)	6,000,000	6,443,460
	California Municipal Finance Authority, Community Hospitals Center, Certificates of Participation 5.50%, due 2/1/39	1,640,000	1,753,209
	California Municipal Finance Authority, Palmdale Aerospace Academy Projects, Revenue Bonds 5.00%, due 7/1/46 (c)	1,165,000	1,197,224
	California Municipal Finance Authority, Partnerships Uplift Community Project, Revenue Bonds Series A 5.30%, due 8/1/47	1,525,000	1,576,331
	California Municipal Finance Authority, Southwestern Law School, Revenue Bonds 6.50%, due 11/1/41	1,000,000	1,181,310
	California Municipal Finance Authority, University of La Verne, Revenue Bonds Series A 6.25%, due 6/1/40	500,000	573,620
	California School Finance Authority, Classical Academies Project, Revenue Bonds Series A-1 7.375%, due 10/1/43	1,000,000	1,167,990
	California School Finance Authority, Rocketship Education Obligated, Revenue Bonds Series A 5.125%, due 6/1/47 (c)	1,100,000	1,123,199
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds
	6.00%, due 7/1/40	2,490,000	2,669,629
	6.375%, due 7/1/45	1,170,000	1,260,570
	California Statewide Communities Development Authority, California Baptist University, Revenue Bonds
	Series A 6.375%, due 11/1/43	3,535,000	4,028,486
	7.50%, due 11/1/41	1,000,000	1,172,130
	California Statewide Communities Development Authority, Inland Regional Center Project, Revenue Bonds 5.375%, due 12/1/37	5,000,000	5,077,950
	California Statewide Communities Development Authority, Lancer Educational Student Housing Project, Revenue Bonds
	Series A 5.00%, due 6/1/36 (c)	2,250,000	2,334,442
	Series A 5.00%, due 6/1/46 (c)	2,000,000	2,054,480
	California Statewide Communities Development Authority, Lancer Plaza Project, Revenue Bonds
	5.625%, due 11/1/33	680,000	731,184
	5.875%, due 11/1/43	435,000	469,078
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Revenue Bonds
	Series A 5.25%, due 12/1/56 (c)	9,000,000	9,822,780
	5.50%, due 12/1/54	3,800,000	4,181,786
	California Statewide Communities Development Authority, Redlands Community Hospital Obligated Group, Revenue Bonds 5.00%, due 10/1/46	1,560,000	1,718,917
	California Statewide Financing Authority, Turbo Pooled Program C, Revenue Bonds (zero coupon), due 6/1/55	112,600,000	5,443,084
	Cathedral City Public Financing Authority, Tax Allocation
	Series A, Insured: NATL-RE (zero coupon), due 8/1/23	925,000	800,412
	Series A, Insured: NATL-RE (zero coupon), due 8/1/26	1,085,000	819,283
	City of San Buenaventura CA, Community Memorial Health System, Revenue Bonds 7.50%, due 12/1/41	6,150,000	7,203,618
	Contra Costa County Public Financing Authority, Contra Costa Centre Project, Tax Allocation Series B, Insured: AGC 4.375%, due 8/1/21	250,000	250,542
	Davis Redevelopment Agency, Davis Redevelopment Project, Tax Allocation Series A 7.00%, due 12/1/36	1,375,000	1,672,839
	Del Mar Race Track Authority, Revenue Bonds 5.00%, due 10/1/35	1,665,000	1,799,599
	Fontana Unified School District, CABS, Unlimited General Obligation
	Series C (zero coupon), due 8/1/38	10,000,000	3,572,100
	Series C (zero coupon), due 8/1/39	17,900,000	5,999,901
	Series C (zero coupon), due 8/1/43	16,000,000	4,213,120
	Series C (zero coupon), due 8/1/44	8,000,000	1,990,560
	Foothill-Eastern Transportation Corridor Agency, Revenue Bonds
	Series A 6.00%, due 1/15/49	1,500,000	1,731,555
	Series C 6.50%, due 1/15/43	5,000,000	5,989,250
	Fresno Unified School District, Election 2001, Unlimited General Obligation Series G (zero coupon), due 8/1/41	10,000,000	2,343,300
¤	Golden State Tobacco Securitization Corp., Asset-Backed, Revenue Bonds
	Series B (zero coupon), due 6/1/47	650,000,000	85,676,500
	Series A-1 5.00%, due 6/1/33	2,700,000	2,700,000
	Series A-1 5.125%, due 6/1/47	5,350,000	5,284,355
	Series A-2 5.30%, due 6/1/37	20,365,000	20,474,564
	Hayward Unified School District, CABS-Election 2008, Unlimited General Obligation Series A, Insured: AGM (zero coupon), due 8/1/37	6,135,000	1,764,181
	Inland Empire Tobacco Securitization Authority, Turbo Asset-Backed, Revenue Bonds Series E (zero coupon), due 6/1/57 (c)	30,000,000	999,300
	Mendocino-Lake Community College District, CABS-Election 2006, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/39	8,400,000	2,108,316
	Series B, Insured: AGM (zero coupon), due 8/1/51	40,000,000	3,750,400
	Northern California Gas Authority No.1, Gas Project, Revenue Bonds Series B 1.59%, due 7/1/27 (b)	24,300,000	23,301,999
	Oakley Redevelopment Agency, Revenue Bonds Series A, Insured: AMBAC 5.00%, due 9/1/33	100,000	103,453
	Riverside County Transportation Commission, Revenue Bonds Senior Lien-Series A 5.75%, due 6/1/48	1,480,000	1,677,018
	Rohnerville School District, CABS-Election 2010, Unlimited General Obligation
	Series B, Insured: AGM (zero coupon), due 8/1/42	1,000,000	383,560
	Series B, Insured: AGM (zero coupon), due 8/1/47	1,000,000	302,990
	San Francisco City & County Redevelopment Agency, CABS District #6 Mission Bay Public, Special Tax
	Series C (zero coupon), due 8/1/37	5,015,000	1,775,310
	Series C (zero coupon), due 8/1/38	2,000,000	661,560
	San Francisco City & County Redevelopment Agency, Mission Bay South Redevelopment, Tax Allocation Series D 7.00%, due 8/1/41	435,000	524,127
	San Joaquin Hills Transportation Corridor Agency, Junior Lien, Revenue Bonds
	Series B 5.25%, due 1/15/44	12,000,000	13,100,760
	Series B 5.25%, due 1/15/49	4,220,000	4,590,558
	San Joaquin Hills Transportation Corridor Agency, Revenue Bonds Senior Lien-Series A 5.00%, due 1/15/50	18,150,000	19,928,881
	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation Series D, Insured: XLCA 4.50%, due 8/1/33	690,000	690,586
	Santa Ana Unified School District, Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	25,000,000	7,017,750
	Sierra Kings Health Care District, Unlimited General Obligation 5.00%, due 8/1/37	2,465,000	2,772,287
	State of California, Unlimited General Obligation
	Series A-3 0.43%, due 5/1/33 (b)	11,950,000	11,950,000
	Series A, Subseries A-1-2 0.75%, due 5/1/40 (b)	20,700,000	20,700,000
	Stockton East Water District, Certificates of Participation
	Series B, Insured: NATL-RE (zero coupon), due 4/1/26	100,000	59,494
	Series B, Insured: NATL-RE (zero coupon), due 4/1/27	140,000	78,354
	Stockton Public Financing Authority, Parking & Capital Projects, Revenue Bonds
	Insured: NATL-RE 4.80%, due 9/1/20	125,000	123,640
	Insured: NATL-RE 5.125%, due 9/1/30	2,900,000	2,911,194
	Insured: NATL-RE 5.25%, due 9/1/23	345,000	343,779
	Insured: NATL-RE 5.25%, due 9/1/24	100,000	100,001
	Insured: NATL-RE 5.25%, due 9/1/34	350,000	350,024
	Insured: NATL-RE 5.375%, due 9/1/21	175,000	174,991
	Stockton Public Financing Authority, Revenue Bonds Series A, Insured: NATL-RE 4.00%, due 8/1/19	50,000	49,664
	Stockton Unified School District, Election 2008, Unlimited General Obligation
	Series D, Insured: AGM (zero coupon), due 8/1/42	9,080,000	3,386,931
	Series B (zero coupon), due 6/1/50	16,260,000	2,281,441
	Tobacco Securitization Authority of Northern California, Asset-Backed, Revenue Bonds
	Series A-1 5.375%, due 6/1/38	2,450,000	2,420,771
	Series A-1 5.50%, due 6/1/45	5,100,000	5,002,692
	Tobacco Securitization Authority of Northern California, Revenue Bonds Series A-1 5.125%, due 6/1/46	18,160,000	18,085,544
	Turlock Public Financing Authority, Tax Allocation 7.50%, due 9/1/39	500,000	612,435
	West Contra Costa Healthcare District, Certificates of Participation 6.25%, due 7/1/42	5,000,000	5,487,050
	Westminster School District, CABS-Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/53	20,000,000	2,124,800
			412,044,620
	Colorado 2.2%
	Arkansas River Power Authority, Revenue Bonds 6.00%, due 10/1/40	580,000	593,091
	Belleview Station Metropolitan District, Limited General Obligation 5.125%, due 12/1/46	2,375,000	2,450,216
	Central Platte Valley Metropolitan District, Unlimited General Obligation
	5.00%, due 12/1/43	1,250,000	1,291,962
	Series A 5.375%, due 12/1/33	1,500,000	1,687,455
	City & County of Denver CO, United Airlines Project, Revenue Bonds 5.25%, due 10/1/32 (a)	8,000,000	8,041,520
	Colorado Educational & Cultural Facilities Authority, National Jewish Federation, Revenue Bonds Series C-4 0.69%, due 6/1/37 (b)	2,250,000	2,250,000
	Colorado Health Facilities Authority, Covenant Retirement Communities, Revenue Bonds 5.00%, due 12/1/35	3,500,000	3,819,235
	Colorado Health Facilities Authority, Frasier Meadows Retirement Community Project, Revenue Bonds Series A 5.25%, due 5/15/47	2,000,000	2,119,680
	Colorado Health Facilities Authority, Mental Health Center of Denver Project, Revenue Bonds Series A 5.75%, due 2/1/44	4,175,000	4,670,572
	Denver Health & Hospital Authority, Revenue Bonds Series A 5.25%, due 12/1/45	4,250,000	4,569,005
	Dominion Water & Sanitation District, Revenue Bonds
	Senior Lien 5.75%, due 12/1/36	9,935,000	10,329,022
	6.00%, due 12/1/46	1,000,000	1,042,070
	E-470 Public Highway Authority, Revenue Bonds
	Series B, Insured: NATL-RE (zero coupon), due 9/1/22	5,000,000	4,518,900
	Series B, Insured: NATL-RE (zero coupon), due 9/1/25	245,000	197,509
	Series B, Insured: NATL-RE (zero coupon), due 9/1/26	4,540,000	3,518,228
	Series B, Insured: NATL-RE (zero coupon), due 9/1/27	735,000	471,760
	Series B, Insured: NATL-RE (zero coupon), due 9/1/28	1,405,000	847,384
	Series B, Insured: NATL-RE (zero coupon), due 9/1/29	4,510,000	3,052,458
	Series B, Insured: NATL-RE (zero coupon), due 9/1/30	500,000	322,355
	Series B, Insured: NATL-RE (zero coupon), due 9/1/35	2,245,000	1,006,366
	Series B, Insured: NATL-RE (zero coupon), due 9/1/37	1,170,000	472,809
	Series B, Insured: NATL-RE (zero coupon), due 9/1/39	515,000	187,548
	(zero coupon), due 9/1/40	5,250,000	2,008,492
	(zero coupon), due 9/1/41	3,925,000	1,430,231
	Foothills Metropolitan District, Special Assessment 6.00%, due 12/1/38	3,815,000	3,954,095
	Fountain Urban Renewal Authority, Improvement-South Academy Highland, Tax Allocation Series A 5.25%, due 11/1/37	1,900,000	2,001,460
	Park Creek Metropolitan District, Senior Ltd., Property, Tax Allocation Senior Lien-Series A 5.00%, due 12/1/45	4,000,000	4,356,320
	Southglenn Metropolitan District, Special Revenue, Limited General Obligation 5.00%, due 12/1/46	2,100,000	2,130,765
			73,340,508
	Connecticut 0.1%
	City of Hartford CT, Unlimited General Obligation Series B 5.00%, due 4/1/27	500,000	410,810
	Connecticut State Health & Educational Facility Authority, Church Home of Hartford, Inc., Revenue Bonds Series A 5.00%, due 9/1/53 (c)	1,500,000	1,506,465
	State of Connecticut, Bradley International Airport, Revenue Bonds
	Series A, Insured: ACA 6.50%, due 7/1/18 (a)	195,000	195,659
	Series A, Insured: ACA 6.60%, due 7/1/24 (a)	2,075,000	2,081,308
			4,194,242
	Delaware 0.1%
	Delaware State Health Facilities Authority, Nanticoke Memorial Hospital Project, Revenue Bonds 5.00%, due 7/1/32	3,855,000	4,106,346

	District of Columbia 2.0%
	District of Columbia, Center Strategic & International Studies, Revenue Bonds 6.625%, due 3/1/41	1,000,000	1,091,840
	District of Columbia, Friendship Public Charter School, Revenue Bonds 5.00%, due 6/1/46	1,400,000	1,497,860
	District of Columbia, Ingleside Rock Creek Project, Revenue Bond Series A 5.00%, due 7/1/52	3,000,000	2,880,390
	District of Columbia, James F. Oyster Elementary School, Revenue Bonds Insured: ACA 6.25%, due 11/1/31	670,000	670,007
	District of Columbia, Methodist Home, Revenue Bonds Series A-R 5.25%, due 1/1/39	1,015,000	1,012,361
	District of Columbia, Provident Group-Howard Properties, Revenue Bonds 5.00%, due 10/1/30	1,000,000	985,530
	District of Columbia, Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A (zero coupon), due 6/15/46	85,000,000	12,074,250
	District of Columbia, Tranche 1, Revenue Bonds Series A 0.65%, due 8/15/38 (b)	9,690,000	9,690,000
	District of Columbia, Unrefunded-Howard University, Revenue Bonds Series A 6.25%, due 10/1/32	1,400,000	1,493,548
	Metropolitan Washington Airports Authority Dulles Toll Road, Metrorail & Capital, Revenue Bonds 5.00%, due 10/1/53	30,365,000	32,503,911
	Metropolitan Washington Airports Authority Dulles Toll Road, Revenue Bonds 2nd Senior Lien (zero coupon), due 10/1/39	5,005,000	1,918,466
			65,818,163
	Florida 2.8%
	Capital Projects Finance Authority, Revenue Bonds Series F-1, Insured: NATL-RE 5.00%, due 10/1/31	4,070,000	4,145,946
	Capital Trust Agency, Inc., Odyssey Charter School, Revenue Bonds Series A 5.50%, due 7/1/47 (c)	2,000,000	2,034,080
	Celebration Pointe Community Development District, Special Assessment 5.125%, due 5/1/45	2,750,000	2,788,142
	City of Atlantic Beach FL, Fleet Landing Project, Revenue Bonds Series B 5.625%, due 11/15/43	1,500,000	1,675,755
	City of Jacksonville FL, Florida Power & Light Co. Project, Revenue Bonds 0.67%, due 5/1/29 (b)	21,800,000	21,800,000
	City of Orlando FL, Revenue Bonds Series C, Insured: AGC 5.50%, due 11/1/38	2,835,000	2,895,499
	City of Tallahassee FL, Memorial Healthcare, Inc., Revenue Bonds Series A 5.00%, due 12/1/55	6,500,000	6,999,330
	Collier County Educational Facilities Authority, Marian University Project, Revenue Bonds
	5.25%, due 6/1/28	2,250,000	2,453,535
	6.125%, due 6/1/43	2,500,000	2,820,925
	County of Bay FL, Bay Haven Charter Academy, Inc., Revenue Bonds 5.00%, due 9/1/45	250,000	254,978
	County of Bay FL, Bay Haven Charter, Revenue Bonds Series A 6.00%, due 9/1/40	1,000,000	1,044,740
	Florida Development Finance Corp., Florida Charter Foundation, Inc. Projects, Revenue Bonds Series A 4.75%, due 7/15/36 (c)	3,605,000	3,431,708
	Halifax Hospital Medical Center, Revenue Bonds 4.00%, due 6/1/46	2,565,000	2,628,279
	Martin County Health Facilities Authority, Martin Memorial Medical Center, Revenue Bonds 5.00%, due 11/15/45	3,500,000	3,818,535
	Miami Beach Health Facilities Authority, Sinai Medical Center Florida, Revenue Bonds
	5.00%, due 11/15/29	1,825,000	2,008,650
	5.00%, due 11/15/39	2,230,000	2,435,940
	Mid-Bay Bridge Authority, Revenue Bonds
	Series A 5.00%, due 10/1/35	1,500,000	1,697,820
	Series C 5.00%, due 10/1/40	1,000,000	1,114,350
	Series A 7.25%, due 10/1/40	2,500,000	3,105,350
	North Sumter County Utility Dependent District, Revenue Bonds 6.25%, due 10/1/43	1,500,000	1,664,370
	Orange County Health Facilities Authority, Mayflower Retirement Center, Inc., Revenue Bonds 5.125%, due 6/1/42	400,000	424,732
	Osceola County Expressway Authority, Poinciana, Revenue Bonds Senior Lien 6.00%, due 10/1/36	4,000,000	3,118,560
	Osceola County Expressway Authority, Revenue Bonds Senior Lien-Series A 5.375%, due 10/1/47	11,170,000	12,129,056
	University of North Florida Foundation, Inc., Revenue Bonds 0.74%, due 5/1/28 (b)	4,800,000	4,800,000
			91,290,280
	Georgia 2.3%
	Burke County Development Authority, Georgia - Vogtle Power Co. Plant, Revenue Bonds 0.87%, due 5/1/22 (b)	11,500,000	11,500,000
	Burke County Development Authority, Georgia Power Co., Vogtle Project, Revenue Bonds Series 1 0.83%, due 7/1/49 (b)	3,145,000	3,145,000
	Cedartown Polk County Hospital Authority, Antic Certs-Polk Medical Center, Revenue Bonds 5.00%, due 7/1/39	8,100,000	8,893,314
	Cobb County Development Authority, Kennesaw State University, Revenue Bonds Junior Lien 5.00%, due 7/15/38	2,390,000	2,606,701
	Fulton County Residential Care Facilities for the Elderly Authority, Lenbrook Square Foundation, Inc., Revenue Bonds 5.00%, due 7/1/36	4,000,000	4,384,040
	Gainesville & Hall County Development Authority, Educational Facilities, Reverside Military Academy, Revenue Bonds 5.125%, due 3/1/52	1,500,000	1,586,640
	Marietta Development Authority, University Facilities-Life University, Inc. Project, Revenue Bonds
	Series A 5.00%, due 11/1/37 (c)	3,750,000	3,952,763
	7.00%, due 6/15/39	3,000,000	3,156,630
	Monroe County Development Authority, Georgia Power Co. - Scherer Project, Revenue Bonds 0.87%, due 11/1/48 (b)	29,275,000	29,275,000
	Private Colleges & Universities Authority, Mercer University Project, Revenue Bonds 5.00%, due 10/1/45	6,000,000	6,498,960
			74,999,048
	Guam 1.6%
	Antonio B. Won Pat International Airport Authority, Revenue Bonds Series C 6.375%, due 10/1/43 (a)	3,000,000	3,428,010
	Guam Government, Waterworks Authority, Revenue Bonds 5.50%, due 7/1/43	13,565,000	15,176,115
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/29	1,415,000	1,573,367
	Series D 5.00%, due 11/15/39	25,750,000	27,880,555
	Series A 6.50%, due 11/1/40	3,990,000	4,597,158
			52,655,205
	Hawaii 0.1%
	State of Hawaii Department of Budget & Finance, Revenue Bonds 5.00%, due 1/1/45 (c)	1,500,000	1,502,700

	Illinois 10.3%
	Chicago Board of Education, Chicago School Reform Board, Unlimited General Obligation Series A-A, Insured: AGC 5.50%, due 12/1/26	20,615,000	23,607,680
	Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/27	5,040,000	3,095,770
	Chicago Board of Education, Special Tax 6.00%, due 4/1/46	35,000,000	38,003,700
¤	Chicago Board of Education, Unlimited General Obligation
	Series A-3 1.65%, due 3/1/36 (b)	5,000,000	4,976,050
	Series B 5.00%, due 12/1/33	1,950,000	1,689,071
	Series A 5.25%, due 12/1/41	5,295,000	4,621,953
	Series A 5.50%, due 12/1/39	5,400,000	4,739,634
	Series B 7.00%, due 12/1/42 (c)	10,000,000	10,291,200
	Series A 7.00%, due 12/1/44	11,375,000	11,643,336
	Series A 7.00%, due 12/1/46 (c)	4,000,000	4,110,440
	Series A-1 9.00%, due 3/1/26	12,120,000	11,872,267
	Series A 9.00%, due 3/1/32 (b)	7,715,000	7,704,353
	Chicago Midway International Airport, Revenue Bonds Series B 5.00%, due 1/1/46	10,500,000	11,830,980
	Chicago Transit Authority, Second Lien, Revenue Bonds 5.00%, due 12/1/46	7,500,000	8,173,575
	City of Chicago IL, Capital Appreciation, City Colleges, Unlimited General Obligation Insured: NATL-RE (zero coupon), due 1/1/34	300,000	136,164
	City of Chicago IL, Sales Tax, Revenue Bonds
	Series A 5.00%, due 1/1/41	10,000,000	10,232,100
	Series A 5.25%, due 1/1/38	11,550,000	12,074,139
	City of Chicago IL, Unlimited General Obligation
	Series A 4.625%, due 1/1/32	145,000	142,154
	Series C 5.00%, due 1/1/34	1,355,000	1,356,680
	Series A 5.00%, due 1/1/35	7,020,000	7,048,361
	Series A 5.25%, due 1/1/37	290,000	290,371
	Series B 5.50%, due 1/1/31	2,360,000	2,464,218
	Series A 6.00%, due 1/1/38	25,000,000	26,868,000
	Illinois Finance Authority, Benedictine University, Revenue Bonds 5.00%, due 10/1/38	5,750,000	6,228,630
	Illinois Finance Authority, Charter School Project, Revenue Bonds Series A 7.125%, due 10/1/41	1,500,000	1,652,145
	Illinois Finance Authority, Christian Homes, Inc., Revenue Bonds 5.00%, due 5/15/40	1,265,000	1,310,995
	Illinois Finance Authority, Columbia College Chicago, Revenue Bonds 5.00%, due 12/1/37	10,000,000	10,625,700
	Illinois Finance Authority, Franciscan Communities, Inc., Revenue Bonds Series A 5.00%, due 5/15/47	1,155,000	1,217,081
	Illinois Finance Authority, Memorial Health System, Revenue Bonds 0.66%, due 10/1/22 (b)	5,500,000	5,500,000
	Illinois Finance Authority, Noble Network Charter School, Revenue Bonds Series A, Insured: ACA 5.00%, due 9/1/27	1,000,000	1,003,540
	Illinois Finance Authority, Noble Network Charter, Revenue Bonds 5.00%, due 9/1/32	1,830,000	1,924,556
	Illinois Finance Authority, Roosevelt University Project, Revenue Bonds
	5.50%, due 4/1/32	2,000,000	1,999,980
	6.50%, due 4/1/39	4,000,000	4,242,040
	6.50%, due 4/1/44	3,000,000	3,177,660
	Illinois Finance Authority, University of Chicago Medical Center, Revenue Bonds Series B 0.68%, due 8/1/44 (b)	9,880,000	9,880,000
	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, Revenue Bonds Series A 5.50%, due 6/15/50	10,600,000	10,846,132
	Metropolitan Pier & Exposition Authority, McCormick Place Project, Revenue Bonds Series A 5.00%, due 6/15/42	5,050,000	5,138,122
	Metropolitan Pier & Exposition Authority, McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 12/15/38	94,950,000	36,988,722
	Quad Cities Regional Economic Development Authority, Two Rivers YMCA Project, Revenue Bonds 0.65%, due 12/1/31 (b)	3,400,000	3,400,000
	State of Illinois, Unlimited General Obligation Insured: BAM 4.00%, due 6/1/41	26,080,000	25,821,547
	Village of Matteson IL, Utility Revenue Source, Unlimited General Obligation Insured: AGM 4.00%, due 12/1/26	200,000	201,852
			338,130,898
	Indiana 0.8%
	Carmel Redevelopment District, Certificates of Participation Series C 6.50%, due 7/15/35	1,000,000	1,176,650
	City of Anderson IN, Anderson University Project, Revenue Bonds 5.00%, due 10/1/32	2,285,000	2,177,354
	City of Valparaiso IN, Revenue Bonds 7.00%, due 1/1/44 (a)	5,500,000	6,613,310
	Gary Chicago International Airport Authority, Revenue Bonds
	5.00%, due 2/1/29 (a)	1,170,000	1,255,702
	5.25%, due 2/1/34 (a)	750,000	802,087
	Indiana Finance Authority, Educational Facilities-Marian University Project, Revenue Bonds 6.375%, due 9/15/41	670,000	738,173
	Indiana Finance Authority, King's Daughters Hospital & Healthcare, Revenue Bonds
	5.50%, due 8/15/40	4,835,000	5,196,610
	5.50%, due 8/15/45	210,000	224,948
	Indiana Finance Authority, Marquette Manor LLC, Revenue Bonds 5.00%, due 3/1/39	5,505,000	5,665,856
	Indiana Finance Authority, University of Indianapolis Education Facilities Project, Revenue Bonds 5.00%, due 10/1/43	2,000,000	2,207,020
			26,057,710
	Iowa 0.8%
	City of Coralville IA, Annual Appropriation, Revenue Bonds Series B 4.25%, due 5/1/37	6,750,000	6,838,020
	City of Coralville IA, Revenue Bonds Series C 4.50%, due 5/1/47	2,930,000	2,954,436
	City of Hills IA, Mercy Hospital Project, Revenue Bonds 0.65%, due 8/1/35 (b)	1,400,000	1,400,000
	Iowa Tobacco Settlement Authority, Asset-Backed, Revenue Bonds
	Series C 5.375%, due 6/1/38	6,145,000	6,114,029
	Series C 5.625%, due 6/1/46	6,730,000	6,652,740
	Xenia Rural Water District, Revenue Bonds 5.00%, due 12/1/41	3,000,000	3,336,570
			27,295,795
	Kansas 0.3%
	Kansas Development Finance Authority, KU Health System, Revenue Bonds Series J 0.65%, due 3/1/41 (b)	7,400,000	7,400,000
	University of Kansas Hospital Authority, KU Health System, Revenue Bonds 0.65%, due 9/1/34 (b)	2,600,000	2,600,000
			10,000,000
	Kentucky 1.2%
	City of Glasgow KY, Healthcare Revenue, T. J. Samson Community Hospital, Revenue Bonds 6.45%, due 2/1/41	1,000,000	1,111,200
	County of Ohio KY, Big Rivers Electric Corp. Project, Revenue Bonds Series A 6.00%, due 7/15/31	13,910,000	14,163,162
	Kentucky Economic Development Finance Authority, Owensboro Health, Revenue Bonds
	Series A 5.00%, due 6/1/37	2,850,000	3,147,996
	Series A 5.00%, due 6/1/45	10,725,000	11,707,839
	Louisville / Jefferson County Metropolitan Government, Norton Healthcare, Revenue Bonds Series B 0.65%, due 10/1/39 (b)	10,115,000	10,115,000
			40,245,197
	Louisiana 0.9%
	City of New Orleans LA, Water System, Revenue Bonds 5.00%, due 12/1/44	5,500,000	6,140,420
	Jefferson Parish Hospital Service District No. 2, East Jefferson General Hospital, Revenue Bonds 6.375%, due 7/1/41	7,640,000	8,385,205
	Louisiana Public Facilities Authority, Belle Chasse Education Foundation, Revenue Bonds 6.50%, due 5/1/31	3,700,000	4,094,901
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds 5.00%, due 5/15/47	5,000,000	5,531,950
	Louisiana Public Facilities Authority, Susla Facilities, Inc. Project, Revenue Bonds Series A 5.75%, due 7/1/39	5,790,000	5,792,548
			29,945,024
	Maine 0.2%
	Maine Health & Higher Educational Facilities Authority, Eastern Maine Medical Center Obligation Group, Revenue Bonds
	5.00%, due 7/1/33	3,000,000	3,118,110
	5.00%, due 7/1/43	2,590,000	2,663,297
			5,781,407
	Maryland 0.4%
	City of Baltimore MD, Convention Center Hotel, Revenue Bonds 5.00%, due 9/1/46	3,500,000	3,909,605
	Maryland Health & Higher Educational Facilities Authority, Charlestown Community, Revenue Bonds 6.25%, due 1/1/45	1,000,000	1,169,460
	Maryland Health & Higher Educational Facilities Authority, Green Street Academy, Inc., Revenue Bonds
	Series A 5.125%, due 7/1/37 (c)	1,260,000	1,250,626
	Series A 5.375%, due 7/1/52 (c)	1,530,000	1,519,183
	Maryland Health & Higher Educational Facilities Authority, Meritus Medical Center, Revenue Bonds 5.00%, due 7/1/45	4,000,000	4,376,880
	Maryland Health & Higher Educational Facilities Authority, Revenue Bonds 5.25%, due 1/1/37	1,000,000	1,123,740
			13,349,494
	Massachusetts 2.7%
	Massachusetts Development Finance Agency, Boston University, Revenue Bonds Series U-6C 0.62%, due 10/1/42 (b)	1,800,000	1,800,000
	Massachusetts Development Finance Agency, Dexter Southfield, Revenue Bonds 5.00%, due 5/1/41	3,000,000	3,304,050
	Massachusetts Development Finance Agency, Green Bonds-Boston Medical Center, Revenue Bonds 5.00%, due 7/1/44	11,900,000	13,038,473
	Massachusetts Development Finance Agency, Lawrence General Hospital, Revenue Bonds Series A 5.50%, due 7/1/44	6,000,000	6,504,960
	Massachusetts Development Finance Agency, North Hill Community, Revenue Bonds Series A 6.50%, due 11/15/43 (c)	2,000,000	2,256,480
	Massachusetts Development Finance Agency, UMass Boston Student Housing Project, Revenue Bonds 5.00%, due 10/1/48	17,800,000	19,497,230
	Massachusetts Development Finance Agency, UMass Memorial Healthcare, Revenue Bonds Series I 5.00%, due 7/1/46	6,500,000	7,199,075
	Massachusetts Development Finance Agency, Western New England University, Revenue Bonds
	5.00%, due 9/1/40	1,325,000	1,466,298
	5.00%, due 9/1/45	1,175,000	1,294,215
	Massachusetts Health & Educational Facilities Authority, Baystate Medical Center, Revenue Bonds
	Series J-2 0.65%, due 7/1/44 (b)	3,800,000	3,800,000
	Series K 0.69%, due 7/1/39 (b)	6,300,000	6,300,000
	Massachusetts Health & Educational Facilities Authority, Children's Hospital, Revenue Bonds Series N-4 0.65%, due 10/1/49 (b)	4,700,000	4,700,000
	Massachusetts Health & Educational Facilities Authority, Lowell General Hospital, Revenue Bonds Series C 5.125%, due 7/1/35	1,630,000	1,735,396
	Massachusetts Port Authority, Special Facilities-Delta Airlines, Inc., Revenue Bonds
	Series C, Insured: AMBAC 2.20%, due 1/1/31 (a)(b)	13,000,000	11,342,500
	Series B, Insured: AMBAC 2.279%, due 1/1/31 (a)(b)	5,000,000	4,362,500
			88,601,177
	Michigan 3.7%
	Advanced Technology Academy, Public School Academy, Revenue Bonds 6.00%, due 11/1/37	550,000	554,873
	Allen Academy, Michigan Public School Academy, Revenue Bonds
	5.50%, due 6/1/22 (d)(e)(f)	1,015,000	355,230
	6.00%, due 6/1/33 (d)(e)(f)	1,000,000	349,980
	Calhoun County Hospital Finance Authority, Oaklawn Hospital, Revenue Bonds 5.00%, due 2/15/41	2,000,000	2,116,600
	Chandler Park Academy, Revenue Bonds
	5.125%, due 11/1/30	1,050,000	1,050,682
	5.125%, due 11/1/35	605,000	605,272
	City of Detroit MI, Sewage Disposal System, Senior Lien, Revenue Bonds Series A 5.25%, due 7/1/39	5,000,000	5,562,550
	City of Detroit MI, Unlimited General Obligation
	Insured: AMBAC 4.60%, due 4/1/24	20,150	20,192
	Insured: AMBAC 5.25%, due 4/1/22	58,125	58,288
	Insured: AMBAC 5.25%, due 4/1/24	45,725	45,843
	City of Detroit MI, Water Supply System, Great Lakes Water Authority, Revenue Bonds Senior Lien-Series C 4.50%, due 7/1/27	165,000	175,870
	City of Detroit MI, Water Supply System, Revenue Bonds Senior Lien-Series A 5.00%, due 7/1/36	655,000	702,677
	City of Detroit MI, Water Supply System, Senior Lien, Revenue Bonds Series A 5.25%, due 7/1/41	10,840,000	11,782,755
	City of Detroit MI, Water Supply System, Unrefunded-2015, Revenue Bonds 2nd Lien-Series B, Insured: NATL-RE 5.00%, due 7/1/34	10,000	10,027
	County of Wayne MI, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	4,400,000	4,461,908
	Great Lakes Water Authority, Water Supply System, Revenue Bonds Senior Lien-Series C 5.00%, due 7/1/41	1,620,000	1,727,422
	Michigan Finance Authority, College for Creative Studies, Revenue Bonds
	5.00%, due 12/1/36	1,000,000	1,070,710
	5.00%, due 12/1/40	1,000,000	1,064,330
	5.00%, due 12/1/45	4,000,000	4,238,840
	Michigan Finance Authority, Higher Education-Thomas M. Cooley Law, Revenue Bonds 6.75%, due 7/1/44 (c)	14,625,000	14,881,961
	Michigan Finance Authority, Limited Obligation, Lawrence Technological University Project, Revenue Bonds
	5.00%, due 2/1/37	2,000,000	2,101,880
	5.25%, due 2/1/32	3,600,000	3,964,716
	Michigan Finance Authority, Local Government Loan Program, Revenue Bonds
	Series D4 5.00%, due 7/1/34	1,000,000	1,118,430
	5.00%, due 7/1/34	1,000,000	1,106,190
	5.00%, due 7/1/35	2,000,000	2,208,000
	Michigan Finance Authority, Presbyterian Villages Hospital, Revenue Bonds 5.50%, due 11/15/45	1,000,000	1,056,430
	Michigan Finance Authority, Public School Academy, University Learning, Revenue Bonds 7.50%, due 11/1/40	855,000	898,708
	Michigan Finance Authority, Public School Academy-Detroit, Revenue Bonds
	7.00%, due 10/1/31	2,120,000	2,121,993
	7.00%, due 10/1/36	1,740,000	1,719,903
	Michigan Finance Authority, Public School Academy-Voyageur, Revenue Bonds 5.90%, due 7/15/46 (c)	2,095,000	1,789,821
	Michigan Finance Authority, Senior Lien, Great Lakes Water, Revenue Bonds Series C-1 5.00%, due 7/1/44	1,000,000	1,088,140
	Michigan Municipal Bond Authority, Local Government Loan Program, Revenue Bonds
	Series C, Insured: AMBAC 4.50%, due 5/1/31	305,000	305,095
	Series B, Insured: AMBAC 5.00%, due 12/1/34	340,000	340,034
	Michigan Public Educational Facilities Authority, Dr. Joseph F. Pollack, Revenue Bonds 8.00%, due 4/1/40	500,000	533,620
	Michigan Public Educational Facilities Authority, Landmark Academy, Revenue Bonds 7.00%, due 12/1/39	2,600,000	2,582,242
	Michigan Public Educational Facilities Authority, Richfield Public School Academy, Revenue Bonds 5.00%, due 9/1/36	150,000	150,134
	Michigan Strategic Fund, Evangelical Homes, Revenue Bonds 5.50%, due 6/1/47	3,100,000	3,172,137
	Michigan Strategic Fund, Events Centre Project, Tax Allocation Series A 4.125%, due 7/1/45 (b)	19,700,000	20,025,247
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds
	Series A 6.00%, due 6/1/34	7,355,000	7,365,150
	Series A 6.00%, due 6/1/48	19,370,000	18,696,505
			123,180,385
	Minnesota 0.8%
	City of Blaine MN, Senior Housing and Healthcare, Crest View Senior Community, Revenue Bonds Series A 6.125%, due 7/1/45	3,000,000	3,125,700
	City of Ham Lake MN, Charter School Lease, Parnassus Preparatory School Project, Revenue Bonds Series A 5.00%, due 11/1/47	3,500,000	3,543,505
	City of Minneapolis MN / St. Paul Housing & Redevelopment Authority, Allina Health Systems, Revenue Bonds Series B-1 0.65%, due 11/15/35 (b)	9,445,000	9,445,000
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Healtheast Care System, Revenue Bonds
	5.00%, due 11/15/29	1,745,000	1,948,973
	5.00%, due 11/15/40	1,775,000	1,917,266
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Hmong College Preparatory Academy Project, Revenue Bonds Series A 5.75%, due 9/1/46	3,000,000	3,092,100
	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Nova Classical Academy, Revenue Bonds Series A 6.625%, due 9/1/42	1,000,000	1,211,510
	Minnesota Higher Education Facilities Authority, Augsburg College, Revenue Bonds Series A 5.00%, due 5/1/46	1,350,000	1,470,609
			25,754,663
	Mississippi 0.0% ‡
	Mississippi Development Bank, Magnolia Regional Health Center Project, Revenue Bonds Series A 6.75%, due 10/1/36	1,250,000	1,409,263

	Missouri 0.9%
	Arnold Retail Corridor Transportation Development District, Revenue Bonds 6.65%, due 5/1/38	500,000	514,825
	Branson Industrial Development Authority, Branson Landing-Retail Project, Tax Allocation
	5.25%, due 6/1/21	260,000	258,833
	5.50%, due 6/1/29	3,510,000	3,446,925
	City of Lee's Summit MO, Summit Fair Project, Tax Allocation 7.25%, due 4/1/30	1,500,000	1,563,210
	Health & Educational Facilities Authority of the State of Missouri, Bethesda Health Group, Inc., Revenue Bonds Series B 0.66%, due 8/1/41 (b)	12,715,000	12,715,000
	Kansas City Industrial Development Authority, Kansas City Parking LLC, Revenue Bonds 6.25%, due 9/1/32	1,000,000	1,049,230
	Kirkwood Industrial Development Authority, Aberdeen Heights Project, Revenue Bonds Series A 5.25%, due 5/15/50	3,250,000	3,414,775
	Lee's Summit Industrial Development Authority, Fair Community Improvement District, Special Assessment
	5.00%, due 5/1/35	1,480,000	1,505,737
	6.00%, due 5/1/42	2,800,000	2,842,196
	St. Louis County Industrial Development Authority, Nazareth Living Center Project, Revenue Bonds 5.125%, due 8/15/45	1,900,000	1,902,432
			29,213,163
	Nebraska 0.2%
	Douglas County, Hospital Authority No. 2, Madonna Rehabilitation Hospital, Revenue Bonds 4.00%, due 5/15/33	2,100,000	2,151,387
	Gage County Hospital Authority No. 1, Beatrice Community Hospital & Health Center, Inc., Revenue Bonds Series B 6.75%, due 6/1/35	2,755,000	2,910,437
			5,061,824
	Nevada 0.1%
	City of Reno NV, Revenue Bonds Series B, Insured: NATL-RE (zero coupon), due 6/1/38	1,285,000	435,409
	Las Vegas Redevelopment Agency, Tax Allocation 5.00%, due 6/15/45	2,750,000	3,058,852
	State of Nevada Department of Business & Industry, Tahoe Regional Planning Agency, Revenue Bonds Series A, Insured: AMBAC 4.50%, due 6/1/37	1,185,000	1,126,817
			4,621,078
	New Hampshire 0.2%
	Manchester Housing & Redevelopment Authority, Inc., Revenue Bonds
	Series B, Insured: ACA (zero coupon), due 1/1/21	2,375,000	2,079,289
	Series B, Insured: ACA (zero coupon), due 1/1/26	1,905,000	1,301,286
	New Hampshire Health & Education Facilities Authority Act, Kendal at Hanover, Revenue Bonds 5.00%, due 10/1/46	1,000,000	1,083,240
	New Hampshire Health & Education Facilities Authority Act, Southern New Hampshire University, Revenue Bonds 5.00%, due 1/1/42	2,825,000	3,061,283
			7,525,098
	New Jersey 4.0%
	City of Atlantic NJ, Unlimited General Obligation Insured: AGM 4.00%, due 11/1/26	805,000	825,793
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project, Revenue Bonds
	5.25%, due 9/15/29 (a)	4,920,000	5,364,670
	5.50%, due 4/1/28 (a)	180,000	180,486
	Series A 5.625%, due 11/15/30 (a)	8,085,000	9,146,803
	Series B 5.625%, due 11/15/30 (a)	7,000,000	7,919,310
	5.75%, due 9/15/27 (a)	3,485,000	3,847,928
	New Jersey Economic Development Authority, Private Activity The Goethals, Revenue Bonds Insured: AGM 5.125%, due 7/1/42 (a)	1,705,000	1,879,950
	New Jersey Economic Development Authority, Provident Group-Kean Properties, Revenue Bonds
	Series A 5.00%, due 7/1/37	500,000	544,630
	Series A 5.00%, due 1/1/50	1,175,000	1,255,934
	New Jersey Economic Development Authority, Revenue Bonds
	5.125%, due 1/1/34 (a)	3,000,000	3,270,720
	5.375%, due 1/1/43 (a)	2,000,000	2,238,280
	New Jersey Economic Development Authority, Rowan Properties LLC, Revenue Bonds Series A 5.00%, due 1/1/48	8,410,000	8,995,000
	New Jersey Economic Development Authority, St. Barnabas Healthcare, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 7/1/18	225,000	223,013
	New Jersey Economic Development Authority, Team Academy Charter School Project, Revenue Bonds 6.00%, due 10/1/43	2,055,000	2,282,262
	New Jersey Economic Development Authority, UMM Energy Partners, Revenue Bonds Series A 5.125%, due 6/15/43 (a)	2,000,000	2,075,740
	New Jersey Educational Facilities Authority, College of St. Elizabeth, Revenue Bonds Series D 5.00%, due 7/1/46	2,190,000	2,212,272
	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Revenue Bonds
	5.75%, due 7/1/37	2,520,000	2,574,860
	6.25%, due 7/1/35	2,725,000	2,927,767
	New Jersey Health Care Facilities Financing Authority, University Hospital, Revenue Bonds Series A, Insured: AGM 5.00%, due 7/1/46	3,750,000	4,215,863
	New Jersey Turnpike Authority, Revenue Bonds Series E 5.00%, due 1/1/45	8,830,000	10,037,149
	South Jersey Transportation Authority LLC, Revenue Bonds Series A 5.00%, due 11/1/39	1,000,000	1,095,600
¤	Tobacco Settlement Financing Corp., Revenue Bonds
	Series 1A 4.75%, due 6/1/34	25,065,000	23,889,451
	Series A-1 5.00%, due 6/1/29	7,025,000	6,995,355
	Series 1A 5.00%, due 6/1/41	30,255,000	29,036,329
			133,035,165
	New Mexico 0.2%
	New Mexico Hospital Equipment Loan Council, Gerald Champion, Revenue Bonds 5.50%, due 7/1/42	7,250,000	7,926,933

	New York 8.9%
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(c)	1,500,000	1,618,365
	City of New Rochelle NY, Iona College Project, Revenue Bonds Series A 5.00%, due 7/1/45	4,000,000	4,363,960
	City of New York NY, Unlimited General Obligation
	Subseries D-4 0.64%, due 8/1/40 (b)	21,050,000	21,050,000
	Series I 0.71%, due 4/1/36 (b)	9,600,000	9,600,000
	City of Newburgh NY, Limited General Obligation
	Series A 5.00%, due 6/15/21	750,000	829,268
	Series A 5.00%, due 6/15/26	960,000	1,050,893
	Series A 5.50%, due 6/15/31	750,000	821,018
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	500,000	411,215
	Series A-1 5.00%, due 8/1/46	14,765,000	12,550,988
	Metropolitan Transportation Authority, Green, Revenue Bonds Series A1 5.25%, due 11/15/56	10,000,000	11,587,200
¤	Metropolitan Transportation Authority, Revenue Bonds
	Series A-1 0.64%, due 11/1/31 (b)	25,000,000	25,000,000
	Subseries D-2 0.69%, due 11/1/35 (b)	19,800,000	19,800,000
	Subseries G-2 0.78%, due 11/1/32 (b)	14,700,000	14,700,000
	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds
	Series A-3 5.00%, due 6/1/35	2,075,000	2,033,604
	Series A-3 5.125%, due 6/1/46	13,155,000	12,916,894
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/36	1,500,000	1,503,240
	Insured: AMBAC 5.00%, due 1/1/39	5,695,000	5,707,415
	New York City Water & Sewer System, Revenue Bonds Series AA-3 0.78%, due 6/15/32 (b)	14,700,000	14,700,000
	New York Convention Center Development Corp., CABS Subordinated Lien Hotel Unit Fee, Revenue Bonds Series B, Insured: AGM (zero coupon), due 11/15/49	9,835,000	2,824,219
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	2,500,000	728,050
	New York Liberty Development Corp., Bank of America, Revenue Bonds 6.375%, due 7/15/49	1,000,000	1,084,620
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 1 5.00%, due 11/15/44 (c)	2,000,000	2,171,320
	Class 2 5.15%, due 11/15/34 (c)	4,150,000	4,570,104
	Class 2 5.375%, due 11/15/40 (c)	6,500,000	7,229,105
	Class 3 7.25%, due 11/15/44 (c)	10,500,000	12,539,310
	New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds
	5.00%, due 12/1/29 (c)	1,000,000	1,130,580
	5.00%, due 12/1/30 (c)	1,200,000	1,345,956
	New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds 0.72%, due 11/1/46 (b)	3,100,000	3,100,000
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds Series A 0.70%, due 5/1/42 (b)	17,000,000	17,000,000
	New York Transportation Development Corp., American Airlines, Inc., Revenue Bonds 5.00%, due 8/1/26 (a)	6,200,000	6,673,804
¤	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds
	Series A 5.00%, due 7/1/41 (a)	5,000,000	5,439,450
	Series A 5.00%, due 7/1/46 (a)	27,500,000	29,808,075
	Series A 5.25%, due 1/1/50 (a)	5,000,000	5,496,850
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	7,500,000	8,643,375
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,430,000	1,518,445
	Riverhead Industrial Development Agency, Revenue Bonds 7.00%, due 8/1/43	1,500,000	1,575,420
	Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50	13,000,000	1,064,310
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 4.00%, due 12/1/45	815,000	804,071
	Suffolk County Economic Development Corp., Peconic Landing Southold, Revenue Bonds 6.00%, due 12/1/40	1,000,000	1,089,130
	Suffolk County Industrial Development Agency, Eastern Long Island Hospital, Revenue Bonds 5.50%, due 1/1/37 (c)	2,000,000	1,999,900
	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds Series B 6.00%, due 6/1/48	1,125,000	1,125,472
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds 5.00%, due 1/1/34 (a)	3,010,000	3,398,621
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	1,000,000	1,071,730
	Triborough Bridge & Tunnel Authority, Revenue Bonds Series F 0.71%, due 11/1/32 (b)	3,500,000	3,500,000
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	6,205,000	6,893,755
			294,069,732
	North Carolina 0.3%
	North Carolina Turnpike Authority, Revenue Bonds Series A 5.00%, due 7/1/54	10,000,000	10,998,700

	Ohio 5.0%
	Akron Bath Copley Joint Township Hospital District, Revenue Bonds 5.25%, due 11/15/46	2,000,000	2,255,120
¤	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Senior Turbo, Revenue Bonds
	Series A-2 5.125%, due 6/1/24	13,195,000	12,365,166
	Series A-2 5.375%, due 6/1/24	4,985,000	4,841,282
	Series A-2 5.75%, due 6/1/34	8,575,000	8,137,589
	Series A-2 5.875%, due 6/1/30	25,925,000	24,584,678
	Series A-2 5.875%, due 6/1/47	6,000,000	5,682,900
	Series A-2 6.00%, due 6/1/42	4,880,000	4,573,341
	Buckeye Tobacco Settlement Financing Authority, Revenue Bonds Series B (zero coupon), due 6/1/47	240,000,000	15,249,600
	Butler County Port Authority, Liberty CTR Project, Revenue Bonds
	Series C 5.00%, due 12/1/24	970,000	971,775
	Series C 6.00%, due 12/1/43	3,500,000	3,516,765
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds
	7.00%, due 12/1/18 (d)(e)	710,000	157,563
	7.35%, due 12/1/31 (d)(e)	6,000,000	1,331,520
	County of Cuyahoga OH, Cleveland Orchestra Project, Revenue Bonds Insured: AMBAC 3.265%, due 12/1/28 (b)	3,950,000	3,609,313
	County of Cuyahoga OH, MetroHealth System, Revenue Bonds
	5.00%, due 2/15/37	5,350,000	5,810,528
	5.25%, due 2/15/47	10,500,000	11,479,860
	5.50%, due 2/15/52	2,000,000	2,229,220
	5.50%, due 2/15/57	12,300,000	13,678,338
	County of Hamilton OH, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,500,000	2,823,575
	County of Hamilton OH, Life Enriching Communities Project, Revenue Bonds
	5.00%, due 1/1/42	1,080,000	1,141,247
	5.00%, due 1/1/46	2,090,000	2,218,096
	County of Montgomery OH, Premier Health-Miami Valley Hospital, Revenue Bonds Series E 0.70%, due 11/15/45 (b)	4,500,000	4,500,000
	Ohio Higher Educational Facilities Commission, Cleveland Clinic Health System, Revenue Bonds Series B-2 0.71%, due 1/1/39 (b)	20,000,000	20,000,000
	Summit County Development Finance Authority, Cleveland-Flats East Development, Tax Allocation Series B 6.875%, due 5/15/40	1,190,000	1,289,210
	Toledo-Lucas County Port Authority, University of Toledo Project, Revenue Bonds
	Series A 5.00%, due 7/1/34	1,400,000	1,492,526
	Series A 5.00%, due 7/1/39	1,500,000	1,585,170
	Series A 5.00%, due 7/1/46	9,790,000	10,297,612
			165,821,994
	Oklahoma 1.5%
	Norman Regional Hospital Authority, Revenue Bonds
	4.00%, due 9/1/37	2,215,000	2,264,084
	5.00%, due 9/1/37	3,500,000	3,905,405
	5.125%, due 9/1/37	6,895,000	6,919,546
	Oklahoma Development Finance Authority, Provident OK Educational Resources, Inc. Cross Village Student Housing Project, Revenue Bonds
	Series A 5.00%, due 8/1/47	16,850,000	18,504,501
	Series A 5.00%, due 8/1/52	11,165,000	12,164,268
	Series A 5.25%, due 8/1/57	3,000,000	3,305,040
	Tulsa County Industrial Authority, Montereau, Inc., Project, Revenue Bonds 5.25%, due 11/15/45	1,250,000	1,367,013
			48,429,857
	Oregon 0.9%
	Astoria Hospital Facilities Authority, Columbia Memorial Hospital, Revenue Bonds 3.50%, due 8/1/42	1,000,000	936,490
	Medford Hospital Facilities Authority, Asante Health System, Revenue Bonds Insured: AGM 1.908%, due 8/15/34 (b)	19,300,000	18,045,500
	Medford Hospital Facilities Authority, Revenue Bonds 5.00%, due 10/1/42	4,605,000	4,906,029
	Oregon State Facilities Authority, Samaritan Health Services Project, Revenue Bonds Series A 5.00%, due 10/1/46	3,000,000	3,308,070
	Yamhill County Hospital Authority, Friendsview Retirement Community, Revenue Bonds Series A 5.00%, due 11/15/46	1,000,000	1,043,730
			28,239,819
	Pennsylvania 4.5%
	Allegheny County Higher Education Building Authority, Carlow University Project, Revenue Bonds 7.00%, due 11/1/40	1,000,000	1,121,080
	Allegheny County Industrial Development Authority, Propel Charitable School Sunrise, Revenue Bonds 6.00%, due 7/15/38	2,900,000	3,083,425
	Allegheny County Industrial Development Authority, Propel Charter Montour, Revenue Bonds Series A 6.75%, due 8/15/35	290,000	311,817
	Allentown Neighborhood Improvement Development Zone Authority, City Center Project, Revenue Bonds 5.00%, due 5/1/42 (c)	5,000,000	5,222,000
	Capital Region Water Sewer, Harrisburg Region Water, Revenue Bonds 5.25%, due 7/15/31	2,000,000	2,026,920
	Capital Region Water Sewer, Harrisburg University of Science, Revenue Bonds Series B 6.00%, due 9/1/36	3,495,000	3,510,203
	Chester County Industrial Development Authority, Collegium Charter School, Revenue Bonds Series A 5.25%, due 10/15/47	3,250,000	3,306,355
	Chester County Industrial Development Authority, The Hickman Project, Revenue Bonds 5.25%, due 1/1/37	1,710,000	1,694,507
	City of Erie Higher Education Building Authority, Mercyhurst University Project, Revenue Bonds
	5.00%, due 9/15/27	820,000	900,532
	5.00%, due 9/15/28	860,000	935,439
	5.00%, due 9/15/29	175,000	189,091
	5.00%, due 9/15/37	4,590,000	4,801,874
	City of Harrisburg PA, Unlimited General Obligation
	Series D, Insured: AMBAC (zero coupon), due 9/15/17	200,000	199,206
	Series F, Insured: AMBAC (zero coupon), due 3/15/18	400,000	390,476
	Series D, Insured: AMBAC (zero coupon), due 9/15/18	445,000	426,079
	Series F, Insured: AMBAC (zero coupon), due 9/15/18	270,000	258,520
	Series F, Insured: AMBAC (zero coupon), due 9/15/19	125,000	114,899
	Series F, Insured: AMBAC (zero coupon), due 3/15/20	15,000	13,482
	Series F, Insured: AMBAC (zero coupon), due 9/15/20	365,000	321,459
	Series F, Insured: AMBAC (zero coupon), due 9/15/22	535,000	431,103
	City of York PA, Unlimited General Obligation 7.25%, due 11/15/41	285,000	311,505
	Crawford County Hospital Authority, Meadville Medical Center Project, Revenue Bonds Series A 6.00%, due 6/1/51	2,715,000	2,847,438
	Cumberland County Municipal Authority, Asbury Pennsylvania Obligation Group, Revenue Bonds 5.25%, due 1/1/32	300,000	308,364
	Dauphin County General Authority, Harrisburg University Science Technology Project, Revenue Bonds 5.00%, due 10/15/34 (c)	6,000,000	5,985,840
	Erie County Hospital Authority, St. Mary's Home Erie Project, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/23	295,000	295,714
	Harrisburg Parking Authority, Revenue Bonds Series T, Insured: XLCA 4.00%, due 5/15/19	65,000	66,550
	Huntingdon County General Authority, Aicup Financing Program, Juniata College, Revenue Bonds Series 002 5.00%, due 5/1/46	4,255,000	4,666,671
	Lancaster County Hospital Authority, Masonic Homes Project, Revenue Bonds Series D 0.68%, due 7/1/34 (b)	8,495,000	8,495,000
	Montgomery County Industrial Development Authority, ACTS Retirement - Life Communities, Inc., Revenue Bonds 5.00%, due 11/15/36	5,000,000	5,548,250
	Montgomery County Industrial Development Authority, Albert Einstein Healthcare, Revenue Bonds
	5.25%, due 1/15/45	6,300,000	6,782,202
	5.25%, due 1/15/46	1,000,000	1,076,540
	New Wilmington Municipal Authority, Westminster College Project, Revenue Bonds 5.25%, due 5/1/46	3,700,000	4,071,369
	Northeastern Pennsylvania Hospital & Education Authority, Wilkes University Project, Revenue Bonds Series A 5.25%, due 3/1/42	7,640,000	8,179,690
	Pennsylvania Economic Development Financing Authority, American Airlines Group, Revenue Bonds Series B 8.00%, due 5/1/29	245,000	276,808
	Pennsylvania Economic Development Financing Authority, PPL Energy Supply, Revenue Bonds Series C 5.00%, due 12/1/37 (b)	5,500,000	5,546,145
	Pennsylvania Higher Educational Facilities Authority, Drexel University, Revenue Bonds Series B 0.68%, due 5/1/30 (b)	11,200,000	11,200,000
	Pennsylvania Higher Educational Facilities Authority, Holy Family University, Revenue Bonds
	Series A 6.25%, due 9/1/33	1,560,000	1,711,632
	Series A 6.50%, due 9/1/38	1,000,000	1,100,330
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University Student Services, Revenue Bonds 5.00%, due 10/1/44	1,000,000	1,048,110
	Pennsylvania Higher Educational Facilities Authority, Shippensburg University, Revenue Bonds 6.25%, due 10/1/43	1,000,000	1,106,520
	Pennsylvania Higher Educational Facilities Authority, University of the Arts, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 9/15/33	150,000	150,423
	Insured: AGC 5.75%, due 3/15/30	1,040,000	1,042,007
	Pennsylvania Higher Educational Facilities Authority, Widener University, Revenue Bonds
	Series A 5.50%, due 7/15/38	2,500,000	2,782,975
	5.50%, due 7/15/43	2,400,000	2,671,656
	Pennsylvania Turnpike Commission, Revenue Bonds Series C 5.00%, due 12/1/44	16,535,000	18,540,696
	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Revenue Bonds Series A 7.25%, due 6/15/43	4,500,000	5,244,480
	Philadelphia Authority for Industrial Development, Health Activity, Revenue Bonds 6.50%, due 6/1/45	2,200,000	2,283,028
	Philadelphia Authority for Industrial Development, New Foundation Charter School Project, Revenue Bonds 6.625%, due 12/15/41	1,000,000	1,101,350
	Philadelphia Authority for Industrial Development, Tacony Academy Charter School, Revenue Bonds 7.375%, due 6/15/43	1,500,000	1,695,915
	Pottsville Hospital Authority, Schuylkill Health System Project, Revenue Bonds 5.25%, due 7/1/33 (c)	3,000,000	3,203,910
	Scranton Redevelopment Authority, Revenue Bonds Series A 5.00%, due 11/15/28	3,000,000	3,111,240
	Scranton-Lackawanna Health & Welfare Authority, Marywood University Project, Revenue Bonds
	5.00%, due 6/1/36	1,000,000	1,014,920
	5.00%, due 6/1/46	2,625,000	2,637,863
	West Shore Area Authority, Holy Spirit Hospital Sisters, Revenue Bonds 6.50%, due 1/1/41	1,200,000	1,418,244
	York General Authority, York City Recreation Corp., Revenue Bonds Insured: AMBAC 5.50%, due 5/1/18	520,000	523,900
			147,305,752
	Puerto Rico 9.3%
	Children's Trust Fund, Asset-Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	46,000,000	5,258,720
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Insured: AMBAC 4.50%, due 7/1/23	1,045,000	1,046,212
	Series A, Insured: AGC 5.00%, due 7/1/25	250,000	250,468
	Series A-4, Insured: AGM 5.00%, due 7/1/31	5,000,000	5,239,550
	Series A, Insured: AGM 5.00%, due 7/1/35	550,000	574,063
	Series A, Insured: AGM 5.25%, due 7/1/24	1,000,000	1,056,750
	Series A-4, Insured: AGM 5.25%, due 7/1/30	7,080,000	7,468,480
	Series A, Insured: AGC 5.50%, due 7/1/18	120,000	123,527
	Series A, Insured: NATL-RE 5.50%, due 7/1/18	100,000	102,875
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	5,365,000	5,647,736
	Series A, Insured: AMBAC 5.50%, due 7/1/19	670,000	693,731
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	5,505,000	5,884,845
	Series A 8.00%, due 7/1/35 (e)	2,090,000	1,254,000
¤	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Senior Lien-Series A 5.00%, due 7/1/21	4,500,000	3,774,285
	Senior Lien-Series A 5.00%, due 7/1/22	2,260,000	1,884,456
	Senior Lien-Series A, Insured: AGC 5.125%, due 7/1/47	6,300,000	6,420,582
	Senior Lien-Series A 5.25%, due 7/1/24	2,000,000	1,665,680
	Senior Lien-Series A 5.50%, due 7/1/28	4,000,000	3,303,000
	Series A 5.75%, due 7/1/37	2,235,000	1,824,743
	Senior Lien-Series A 6.00%, due 7/1/38	17,555,000	14,772,532
	Series A 6.00%, due 7/1/44	5,675,000	4,748,783
	Senior Lien-Series A 6.00%, due 7/1/47	2,000,000	1,666,160
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	6,240,000	6,242,496
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,405,000	1,407,782
	Series A, Insured: AMBAC 5.00%, due 7/1/31	7,765,000	7,778,200
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series DDD 3.30%, due 7/1/19 (e)(f)	100,000	61,000
	Series TT 4.20%, due 7/1/19 (e)(f)	100,000	61,000
	Series ZZ 4.25%, due 7/1/20 (e)(f)	250,000	152,500
	Series CCC 4.375%, due 7/1/22 (e)(f)	115,000	70,150
	Series CCC 4.625%, due 7/1/25 (e)(f)	105,000	64,050
	Series ZZ 4.75%, due 7/1/27 (e)(f)	80,000	48,800
	Series A 4.80%, due 7/1/29 (e)(f)	155,000	94,550
	Series DDD 5.00%, due 7/1/21 (e)(f)	95,000	57,950
	Series PP, Insured: NATL-RE 5.00%, due 7/1/22	100,000	100,173
	Series SS, Insured: NATL-RE 5.00%, due 7/1/22	1,140,000	1,152,814
	Series RR, Insured: NATL-RE 5.00%, due 7/1/23	4,580,000	4,631,479
	Series TT 5.00%, due 7/1/25 (e)(f)	205,000	125,050
	Series UU, Insured: AGC 5.00%, due 7/1/26	2,000,000	2,003,680
	Series TT, Insured: AGM 5.00%, due 7/1/27	150,000	150,272
	Series TT 5.00%, due 7/1/27 (e)(f)	160,000	97,600
	Series TT 5.00%, due 7/1/37 (e)(f)	490,000	298,900
	Series A 5.00%, due 7/1/42 (e)(f)	630,000	384,300
	Series ZZ 5.25%, due 7/1/23 (e)(f)	50,000	30,500
	Series AAA 5.25%, due 7/1/26 (e)(f)	70,000	42,700
	Series CCC 5.25%, due 7/1/26 (e)(f)	80,000	48,800
	Series AAA 5.25%, due 7/1/27 (e)(f)	150,000	91,500
	Series VV, Insured: NATL-RE 5.25%, due 7/1/30	3,830,000	4,028,279
	Series AAA 5.25%, due 7/1/30 (e)(f)	145,000	88,450
	Series VV, Insured: NATL-RE 5.25%, due 7/1/32	345,000	361,011
	Series WW 5.25%, due 7/1/33 (e)(f)	375,000	228,750
	Series XX 5.25%, due 7/1/35 (e)(f)	265,000	161,650
	Series WW 5.50%, due 7/1/21 (e)(f)	175,000	106,750
	Series WW 5.50%, due 7/1/38 (e)(f)	175,000	106,750
	Series A 7.00%, due 7/1/40 (e)(f)	140,000	85,400
¤	Puerto Rico Highway & Transportation Authority, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/18	1,610,000	1,560,251
	Insured: AMBAC (zero coupon), due 7/1/27	200,000	115,578
	Series A, Insured: NATL-RE 4.75%, due 7/1/38	725,000	726,755
	Series A, Insured: AGM 4.75%, due 7/1/38	650,000	657,248
	Insured: NATL-RE 5.00%, due 7/1/22	210,000	211,516
	Insured: AGC 5.00%, due 7/1/23	2,870,000	2,897,437
	Insured: NATL-RE 5.00%, due 7/1/28	460,000	462,121
	Series N, Insured: AMBAC 5.25%, due 7/1/30	3,680,000	3,925,677
	Series N, Insured: AMBAC 5.25%, due 7/1/31	9,295,000	9,900,662
	Series CC, Insured: AGM 5.25%, due 7/1/32	4,480,000	4,997,350
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	7,350,000	7,673,179
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,850,000	2,050,429
	Series L, Insured: AMBAC 5.25%, due 7/1/38	1,035,000	1,094,595
	Series N, Insured: AGC, AGM 5.50%, due 7/1/25	2,245,000	2,543,091
	Insured: NATL-RE 5.50%, due 7/1/28	7,550,000	8,127,726
	Series CC, Insured: NATL-RE 5.50%, due 7/1/29	4,950,000	5,331,397
	Series CC, Insured: AGC 5.50%, due 7/1/31	3,450,000	3,946,386
	Series CC, Insured: AGM 5.50%, due 7/1/31	465,000	531,904
¤	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC (zero coupon), due 7/1/28	1,035,000	565,338
	Series A, Insured: AMBAC (zero coupon), due 7/1/34	20,390,000	7,968,208
	Series A, Insured: AMBAC (zero coupon), due 7/1/35	1,235,000	456,234
	Series A, Insured: AMBAC (zero coupon), due 7/1/36	12,990,000	4,529,353
	Series A, Insured: AMBAC (zero coupon), due 7/1/37	14,525,000	4,779,016
	Series C, Insured: AMBAC 5.50%, due 7/1/18	4,895,000	5,010,522
	Series C, Insured: AMBAC 5.50%, due 7/1/23	1,460,000	1,567,952
	Series C, Insured: AMBAC 5.50%, due 7/1/25	12,105,000	13,172,056
	Series C, Insured: AMBAC 5.50%, due 7/1/26	7,395,000	8,029,121
	Series C, Insured: AMBAC 5.50%, due 7/1/28	12,400,000	13,538,196
	Series A 8.25%, due 5/1/18 (c)(d)(e)	7,100,000	3,692,000
	Puerto Rico Infrastructure Financing Authority, Special Tax, Revenue Bonds
	Series A, Insured: AMBAC (zero coupon), due 7/1/43	13,185,000	3,103,617
	Series A, Insured: AMBAC (zero coupon), due 7/1/44	14,835,000	3,302,419
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/27	2,530,000	2,573,212
	Series A, Insured: AGM 5.00%, due 8/1/30	720,000	729,929
	Puerto Rico Public Buildings Authority, Government Facilities RMKT, Revenue Bonds Series K, Insured: AGM 5.25%, due 7/1/27	5,970,000	6,196,741
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE 5.25%, due 7/1/19	2,000,000	2,096,120
	Series M-2, Insured: AMBAC 10.00%, due 7/1/35 (b)	255,000	256,349
	Puerto Rico Public Buildings Authority, Revenue Bonds
	Series G, Insured: AGC 4.75%, due 7/1/32	270,000	270,356
	Insured: AGC 5.25%, due 7/1/33	680,000	681,843
	Series D, Insured: AMBAC 5.45%, due 7/1/31	305,000	305,610
¤	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/40	8,970,000	2,417,864
	Series A, Insured: NATL-RE (zero coupon), due 8/1/41	12,705,000	3,133,942
	Series A, Insured: NATL-RE (zero coupon), due 8/1/42	10,000,000	2,343,400
	Series A, Insured: NATL-RE (zero coupon), due 8/1/43	109,510,000	24,313,410
	Series A, Insured: NATL-RE (zero coupon), due 8/1/44	21,035,000	4,422,609
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	5,790,000	1,155,279
	Series A, Insured: NATL-RE (zero coupon), due 8/1/46	1,100,000	208,318
	Series A, Insured: AMBAC (zero coupon), due 8/1/47	57,830,000	10,813,053
	Series A, Insured: AGM 5.00%, due 8/1/40	6,990,000	7,215,218
	Series C, Insured: AGM 5.125%, due 8/1/42	4,000,000	4,156,760
			304,781,811
	Rhode Island 0.5%
	Providence Redevelopment Agency, Port Providence Lease, Certificates of Participation
	Series A, Insured: AGC (zero coupon), due 9/1/24	1,735,000	1,286,832
	Series A, Insured: AGC (zero coupon), due 9/1/26	685,000	457,642
	Series A, Insured: AGC (zero coupon), due 9/1/29	1,835,000	1,040,188
	Series A, Insured: AGC (zero coupon), due 9/1/30	1,835,000	979,009
	Series A, Insured: AGC (zero coupon), due 9/1/32	1,500,000	716,055
	Series A, Insured: AGC (zero coupon), due 9/1/34	1,000,000	429,800
	Series A, Insured: AGC (zero coupon), due 9/1/35	360,000	147,607
	Series A, Insured: AGC (zero coupon), due 9/1/36	470,000	183,098
	Rhode Island Health & Educational Building Corp., Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/39	1,250,000	1,356,250
	Rhode Island Health & Educational Building Corp., Public Schools Financing Project, Revenue Bonds Insured: AMBAC 5.00%, due 5/15/21	65,000	65,066
	Tobacco Settlement Financing Corp., Asset-Backed, Revenue Bonds Series A (zero coupon), due 6/1/52	94,920,000	10,071,012
			16,732,559
	South Carolina 0.5%
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman, Revenue Bonds 5.25%, due 11/15/52	7,000,000	7,334,040
	South Carolina Public Service Authority, Revenue Bonds Series E 5.25%, due 12/1/55	7,500,000	8,401,275
			15,735,315
	South Dakota 0.1%
	South Dakota Health & Educational Facilities Authority, Revenue Bonds Series E 5.00%, due 11/1/42	3,150,000	3,440,966

	Tennessee 1.2%
	Chattanooga-Hamilton County Hospital Authority, Revenue Bonds 5.00%, due 10/1/44	6,500,000	7,048,665
	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Lipscomb University Project, Revenue Bonds Series A 5.00%, due 10/1/45	12,070,000	13,493,777
	Shelby County Health Educational & Housing Facilities Board, Methodist Le Bonheur, Revenue Bonds Series A, Insured: AGM 0.71%, due 6/1/42 (b)	19,635,000	19,635,000
			40,177,442
	Texas 5.0%
	Bexar County Health Facilities Development Corp., Army Retirement Residence Foundation, Revenue Bonds 5.00%, due 7/15/41	3,000,000	3,266,310
	Bowie County Industrial Development Corp., Texarkana Newspapers, Inc., Revenue Bonds 0.71%, due 11/1/25 (b)	3,300,000	3,300,000
	Central Texas Regional Mobility Authority, Revenue Bonds
	(zero coupon), due 1/1/23	1,000,000	874,090
	(zero coupon), due 1/1/33	315,000	172,762
	(zero coupon), due 1/1/34	3,275,000	1,693,961
	(zero coupon), due 1/1/35	3,700,000	1,804,379
	(zero coupon), due 1/1/36	2,000,000	930,940
	(zero coupon), due 1/1/39	3,500,000	1,411,690
	5.00%, due 1/1/33	1,225,000	1,336,058
	5.00%, due 1/1/42	2,340,000	2,514,751
	6.75%, due 1/1/41	7,500,000	8,898,975
	Central Texas Turnpike System, Revenue Bonds
	Series C 5.00%, due 8/15/37	1,150,000	1,288,368
	Series C 5.00%, due 8/15/42	10,850,000	12,090,155
	City of Houston TX , Airport System Revenue, United Airlines, Inc., Revenue Bonds 5.00%, due 7/1/29 (a)	6,400,000	6,893,312
	Clifton Higher Education Finance Corp., Idea Public Schools, Revenue Bonds
	5.75%, due 8/15/41	1,750,000	1,893,657
	6.00%, due 8/15/43	3,500,000	4,032,140
	Clifton Higher Education Finance Corp., Revenue Bonds Series A 5.00%, due 12/1/45	2,500,000	2,687,450
	Decatur Hospital Authority, Wise Regional Health System, Revenue Bonds Series A 5.25%, due 9/1/44	3,250,000	3,447,892
	Grand Parkway Transportation Corp., 1st Tier Toll, Revenue Bonds Series A 5.50%, due 4/1/53	600,000	685,482
	Harris County Cultural Education Facilities Finance Corp., Revenue Bonds 7.00%, due 1/1/43	1,500,000	1,936,230
	Harris County Cultural Education Facilities Finance Corp., YMCA Greater Houston Area, Revenue Bonds
	Series A 5.00%, due 6/1/33	900,000	975,825
	Series A 5.00%, due 6/1/38	1,960,000	2,110,077
	Harris County-Houston Sports Authority, CABS, Senior Lien, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	1,060,000	350,998
	Harris County-Houston Sports Authority, Revenue Bonds
	Series G, Insured: NATL-RE (zero coupon), due 11/15/18	325,000	316,345
	Series H, Insured: NATL-RE (zero coupon), due 11/15/24	970,000	761,935
	Series H, Insured: NATL-RE (zero coupon), due 11/15/26	600,000	433,206
	Series H, Insured: NATL-RE (zero coupon), due 11/15/29	735,000	459,390
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/32	1,670,000	801,617
	Series H, Insured: NATL-RE (zero coupon), due 11/15/32	250,000	135,775
	Series A-3, Insured: NATL-RE (zero coupon), due 11/15/33	890,000	401,488
	Series H, Insured: NATL-RE (zero coupon), due 11/15/33	185,000	93,686
	Series A, Insured: AGM (zero coupon), due 11/15/34	1,535,000	740,024
	Series A, Insured: NATL-RE (zero coupon), due 11/15/34	1,805,000	779,067
	Series A, Insured: AGM, NATL-RE (zero coupon), due 11/15/38	36,815,000	13,833,973
	Series H, Insured: NATL-RE (zero coupon), due 11/15/38	1,395,000	512,021
	Series H, Insured: NATL-RE (zero coupon), due 11/15/39	1,525,000	525,073
	Series H, Insured: NATL-RE (zero coupon), due 11/15/40	1,855,000	599,035
	Series H, Insured: NATL-RE (zero coupon), due 11/15/41	700,000	211,680
	New Hope Cultural Education Facilities Corp., Collegiate Housing Tarleton State, Revenue Bonds Series A 5.00%, due 4/1/46	3,000,000	3,173,880
	New Hope Cultural Education Facilities Corp., Jubilee Academic Center Project, Revenue Bonds Series A 5.125%, due 8/15/47 (c)	2,085,000	2,098,156
	New Hope Cultural Education Facilities Corp., Stephenville Tarleton State, Revenue Bonds Series A 6.00%, due 4/1/45	3,550,000	4,033,652
	North East Texas Regional Mobility Authority, Revenue Bonds
	Series B 5.00%, due 1/1/41	6,000,000	6,575,460
	Series B 5.00%, due 1/1/46	2,650,000	2,894,118
	North Texas Education Finance Corp., Uplift Education, Revenue Bonds Series A 5.25%, due 12/1/47	7,705,000	8,162,215
	Red River Educational Finance Corp., Houston Baptist University Project, Revenue Bonds 5.50%, due 10/1/46	2,000,000	2,231,960
	San Juan Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,000,000	1,167,710
	Tarrant County Cultural Education Facilities Finance Corp., Barton Creek Senior Living CTR, Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,570,470
	Tarrant County Cultural Education Facilities Finance Corp., Methodist Hospitals Dallas, Revenue Bonds Series A 0.64%, due 10/1/41 (b)	17,665,000	17,665,000
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds 5.00%, due 12/15/26	3,500,000	3,952,235
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds Senior Lien 6.75%, due 6/30/43 (a)	11,500,000	13,350,465
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	3,080,000	3,505,779
	7.50%, due 6/30/33	750,000	861,203
	Texas Private Activity Bond Surface Transportation Corp., Senior Lien, NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	5,050,000	5,656,000
	Texas State Public Finance Authority Charter School Finance Corp., ED - Burnham Wood Project, Revenue Bonds Series A 6.25%, due 9/1/36	800,000	808,880
	Travis County Health Facilities Development Corp., Westminster Manor, Revenue Bonds 7.125%, due 11/1/40	1,000,000	1,188,920
			164,095,920
	U.S. Virgin Islands 1.4%
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds Series A 5.00%, due 10/1/32	15,000,000	11,323,950
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Series A 4.00%, due 10/1/22	2,400,000	2,034,744
	Series A 5.00%, due 10/1/25	3,550,000	2,886,789
	Series A 5.00%, due 10/1/32	3,000,000	2,382,210
	Subseries A 6.00%, due 10/1/39	790,000	559,573
	Series A 6.625%, due 10/1/29	840,000	679,980
	Series A 6.75%, due 10/1/37	12,840,000	10,190,594
	Virgin Islands Public Finance Authority, Matching Funding Loan, Revenue Bonds Series A 6.75%, due 10/1/19	1,565,000	1,409,016
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series C 5.00%, due 10/1/20	2,000,000	1,697,380
	Series C 5.00%, due 10/1/39	18,000,000	13,148,280
	Virgin Islands Water & Power Authority - Electric System, Revenue Bonds Series A 5.00%, due 7/1/31	1,145,000	643,456
			46,955,972
	Utah 0.0% ‡
	Utah Charter School Finance Authority, Da Vinci Academy, Revenue Bonds 7.75%, due 3/15/39	700,000	863,737

	Vermont 0.3%
	Vermont Economic Development Authority, Mortgage Revenue, Wake Robin Corp. Project, Revenue Bonds Series A 5.00%, due 5/1/47	1,000,000	1,020,040
	Vermont Educational & Health Buildings Financing Agency, Developmental & Mental Health Services, Revenue Bonds Series A, Insured: AGC 4.75%, due 8/15/36	500,000	509,070
	Vermont Educational & Health Buildings Financing Agency, Landmark College Project, Revenue Bonds Series A 0.68%, due 7/1/39 (b)	3,000,000	3,000,000
	Vermont Student Assistance Corp., Education Loan, Revenue Bonds Subseries B 4.50%, due 6/15/45 (a)	3,500,000	3,520,650
			8,049,760
	Virginia 1.9%
	Chesapeake Bay Bridge & Tunnel District, Revenue Bonds 5.00%, due 7/1/46	9,000,000	10,154,790
	Newport News Economic Development Authority, LifeSpire, Revenue Bonds 5.00%, due 12/1/38	3,600,000	3,826,548
	Tobacco Settlement Financing Corp., Convertible-Senior, Revenue Bonds Senior Lien-Series B2 5.20%, due 6/1/46	2,000,000	1,943,700
	Tobacco Settlement Financing Corp., Revenue Bonds Series B1 5.00%, due 6/1/47	19,500,000	18,637,905
	Virginia College Building Authority, Marymount University Project, Revenue Bonds Series B 5.00%, due 7/1/45 (c)	1,945,000	2,035,345
	Virginia Small Business Financing Authority, Elizabeth River Crossing, Revenue Bonds Senior Lien 5.50%, due 1/1/42 (a)	10,000,000	11,076,800
	Virginia Small Business Financing Authority, Express Lanes LLC, Revenue Bonds Senior Lien 5.00%, due 1/1/40 (a)	10,000,000	10,811,800
	Virginia Small Business Financing Authority, University Real Estate, Revenue Bonds 0.67%, due 7/1/30 (b)	65,000	65,000
	Virginia Small Business Financing Authority, Woods Charter School, Revenue Bonds Series A 6.95%, due 8/1/37	2,195,000	2,195,000
			60,746,888
	Washington 0.9%
	Chelan County Public Hospital District No. 1, Cascade Medical Center, Unlimited General Obligation Insured: AMBAC 4.45%, due 12/1/30	855,000	837,541
	King County Public Hospital District No. 4, Limited General Obligation 7.00%, due 12/1/40	1,000,000	1,072,540
	Port of Seattle Industrial Development Corp., King County Public Hospital District, Special Facilities Delta Airlines, Revenue Bonds 5.00%, due 4/1/30 (a)	1,825,000	1,995,419
	Washington Health Care Facilities Authority, Kadlec Regional Medical Center, Revenue Bonds 5.00%, due 12/1/42	6,660,000	7,739,186
	Washington Higher Educational Facilities Authority, Whitworth University Project, Revenue Bonds Series A 5.00%, due 10/1/40	3,000,000	3,341,430
	Washington State Housing Finance Commission, Riverview Retirement Community, Revenue Bonds 5.00%, due 1/1/48	3,000,000	3,064,050
	Whidbey Island Public Hospital District, Unlimited General Obligation
	5.375%, due 12/1/39	9,905,000	10,484,442
	5.50%, due 12/1/33	2,070,000	2,215,625
			30,750,233
	Wisconsin 2.1%
	Public Finance Authority, Bancroft NeuroHealth Project, Revenue Bonds
	Series A 5.00%, due 6/1/36 (c)	750,000	755,813
	Series A 5.125%, due 6/1/48 (c)	1,625,000	1,637,041
	Public Finance Authority, Cullowhee LLC, Revenue Bonds 5.25%, due 7/1/47	2,000,000	2,152,680
	Public Finance Authority, FFAH North Carolina & Missouri Portfolio, Revenue Bonds
	Series A 4.75%, due 12/1/35	1,150,000	1,208,891
	Series A 5.00%, due 12/1/45	3,200,000	3,369,056
	Series A 5.15%, due 12/1/50	2,250,000	2,365,875
	Public Finance Authority, Glenridge Palmer Ranch, Revenue Bonds Series A 8.25%, due 6/1/46	1,000,000	1,184,340
	Public Finance Authority, Guilford College, Revenue Bonds 5.50%, due 1/1/47	4,000,000	4,247,200
	Public Finance Authority, National Gypsum Co., Revenue Bonds
	4.00%, due 8/1/35 (a)	4,000,000	3,909,040
	5.25%, due 4/1/30 (a)	10,500,000	11,253,480
	Public Finance Authority, Roseman University Health Sciences, Revenue Bonds
	5.50%, due 4/1/32	1,250,000	1,289,800
	5.875%, due 4/1/45	6,650,000	6,998,992
	Public Finance Authority, Senior-Obligation Group, Revenue Bonds Series B 5.00%, due 7/1/42 (a)	10,000,000	10,403,500
	Public Finance Authority, Wisconsin Airport Facilities, AFCO Investors II Portfolio, Revenue Bonds 5.75%, due 10/1/31 (a)	1,670,000	1,685,047
	Public Finance Authority, Wisconsin Educational Facility, Palm Beach Maritime Academy Project, Revenue Bonds Series A 7.00%, due 5/1/40 (d)(e)	2,870,000	1,521,043
	Public Finance Authority, Wisconsin Senior Living, Rose Villa Project, Revenue Bonds Series A 5.75%, due 11/15/44	1,400,000	1,492,400
	Village of Warrens WI, Unlimited General Obligation 4.70%, due 12/1/19	120,000	98,622
	Wisconsin Health & Educational Facilities Authority, Aurora Healthcare, Revenue Bonds Series C 0.66%, due 7/15/28 (b)	7,900,000	7,900,000
	Wisconsin Health & Educational Facilities Authority, Sauk-Prairie Memorial Hospital, Inc., Revenue Bonds 5.375%, due 2/1/48	4,400,000	4,590,300
			68,063,120
	Wyoming 0.1%
	West Park Hospital District, West Park Hospital Project, Revenue Bonds Series B 6.50%, due 6/1/27	500,000	566,830
	Wyoming Community Development Authority, Revenue Bonds 6.50%, due 7/1/43	930,000	1,021,968
			1,588,798
	Total Municipal Bonds (Cost $3,100,664,760)		3,267,712,765
	Total Investments (Cost $3,100,664,760) (g)	99.3%	3,267,712,765
	Other Assets, Less Liabilities	0.7	22,130,483
	Net Assets	100.0%	$3,289,843,248

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Illiquid security - As of July 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $7,407,336, which represented 0.2% of the Fund's net assets.
(e)	Issue in default.
(f)	Issue in non-accrual status.
(g)	As of July 31, 2017, cost was $3,100,864,471 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$200,114,403
Gross unrealized depreciation	(33,266,109)
Net unrealized appreciation	$166,848,294

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(1,203)	September 2017	$(151,446,422)	$(379,065)
			$(151,446,422)	$(379,065)

1. As of July 31, 2017, cash in the amount of $1,383,450 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
XLCA	—XL Capital Assurance, Inc.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$3,267,712,765	$—	$3,267,712,765
Total Investments in Securities	$—	$3,267,712,765	$—	$3,267,712,765

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(379,065)	$—	$—	$(379,065)
Total Other Financial Instruments	$(379,065)	$—	$—	$(379,065)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Indexed Bond Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 95.6%†
	Asset-Backed Securities 0.5%
	Auto Floor Plan 0.4%
	Ford Credit Floorplan Master Owner Trust A Series 2013-4, Class A 1.78%, due 6/15/20 (a)	$600,000	$601,868

	Home Equity 0.1%
	Saxon Asset Securities Trust Series 2003-1, Class AF5 4.87%, due 6/25/33 (b)	86,510	86,446

	Total Asset-Backed Securities (Cost $686,307)		688,314

	Corporate Bonds 26.8%
	Aerospace & Defense 0.6%
	Boeing Co. 2.35%, due 10/30/21	250,000	253,038
	L3 Technologies, Inc. 5.20%, due 10/15/19	100,000	106,898
	Lockheed Martin Corp. 4.70%, due 5/15/46	100,000	112,302
	Northrop Grumman Corp. 5.05%, due 8/1/19	100,000	106,231
	United Technologies Corp. 3.10%, due 6/1/22	250,000	259,608
			838,077
	Agriculture 0.2%
	Archer-Daniels-Midland Co. 4.54%, due 3/26/42	216,000	238,581

	Airlines 0.0% ‡
	Continental Airlines, Inc. Series 1992-2, Class A1 7.26%, due 9/15/21	20,394	21,668

	Auto Manufacturers 1.0%
	Daimler Finance North America LLC 8.50%, due 1/18/31	150,000	226,137
	Ford Motor Credit Co. LLC 3.81%, due 1/9/24	500,000	508,903
	General Motors Financial Co., Inc. 5.25%, due 3/1/26	300,000	325,216
	Toyota Motor Credit Corp. 3.40%, due 9/15/21	200,000	209,718
			1,269,974
	Banks 4.7%
	Bank of America Corp.
	5.00%, due 1/21/44	200,000	228,552
	5.70%, due 1/24/22	225,000	254,689
	BNP Paribas S.A. 3.25%, due 3/3/23	200,000	206,588
	Capital One Financial Corp. 3.75%, due 4/24/24	250,000	257,516
	Citigroup, Inc. 5.88%, due 2/22/33	250,000	292,675
	Cooperatieve Rabobank UA 5.75%, due 12/1/43	250,000	311,439
	Credit Suisse A.G. 3.63%, due 9/9/24	250,000	259,764
¤	Goldman Sachs Group, Inc.
	4.25%, due 10/21/25	300,000	312,198
	6.00%, due 6/15/20	900,000	993,952
	HSBC Holdings PLC 4.30%, due 3/8/26	300,000	321,838
	JPMorgan Chase & Co. 4.85%, due 2/1/44	250,000	286,472
¤	Morgan Stanley
	4.00%, due 7/23/25	200,000	209,839
	5.50%, due 7/24/20	885,000	966,493
	Northern Trust Corp. 3.45%, due 11/4/20	100,000	104,299
	PNC Financial Services Group, Inc. 5.13%, due 2/8/20	400,000	431,262
	State Street Bank & Trust Co. 5.25%, due 10/15/18	100,000	104,215
	Wells Fargo & Co. 4.48%, due 1/16/24	353,000	380,279
	Wells Fargo Bank N.A. 5.95%, due 8/26/36	150,000	190,915
			6,112,985
	Beverages 0.8%
	Anheuser-Busch InBev Finance, Inc. 4.90%, due 2/1/46	200,000	224,614
	Coca-Cola Co. 3.15%, due 11/15/20	225,000	234,182
	Diageo Capital PLC 2.63%, due 4/29/23	250,000	254,013
	Pepsi-Cola Metropolitan Bottling Co., Inc. 7.00%, due 3/1/29	60,000	81,717
	PepsiCo, Inc. 2.85%, due 2/24/26	200,000	200,296
			994,822
	Biotechnology 0.7%
	Amgen, Inc. 3.13%, due 5/1/25	225,000	227,427
	Celgene Corp. 3.63%, due 5/15/24	200,000	209,017
	Gilead Sciences, Inc. 3.70%, due 4/1/24	400,000	422,776
			859,220
	Chemicals 0.6%
	E.I. du Pont de Nemours & Co. 3.63%, due 1/15/21	100,000	105,008
	LYB International Finance B.V. 4.00%, due 7/15/23	200,000	213,510
	Monsanto Co. 4.40%, due 7/15/44	100,000	102,735
	Potash Corporation of Saskatchewan, Inc. 4.88%, due 3/30/20	150,000	159,200
	Rohm & Haas Co. 7.85%, due 7/15/29	100,000	138,960
			719,413
	Computers 0.6%
	Apple, Inc. 4.45%, due 5/6/44	200,000	219,832
	Hewlett Packard Enterprise Co. 3.60%, due 10/15/20	350,000	362,192
	HP, Inc. 4.34%, due 9/15/21	150,000	160,024
			742,048
	Cosmetics & Personal Care 0.2%
	Procter & Gamble Co. 2.70%, due 2/2/26	250,000	251,218

	Diversified Financial Services 0.7%
	HSBC Finance Corp. 6.68%, due 1/15/21	500,000	567,188
	National Rural Utilities Cooperative Finance Corp. 8.00%, due 3/1/32	75,000	110,997
	Visa, Inc. 3.15%, due 12/14/25	250,000	255,815
			934,000
	Electric 2.5%
	CenterPoint Energy Houston Electric LLC Series K2 6.95%, due 3/15/33	100,000	136,802
	Duke Energy Carolinas LLC 5.30%, due 2/15/40	200,000	246,950
	Entergy Gulf States Louisiana LLC 3.95%, due 10/1/20	250,000	262,972
	Exelon Corp. 7.60%, due 4/1/32	100,000	133,017
	Florida Power & Light Co. 3.80%, due 12/15/42	150,000	153,129
	Georgia Power Co. 4.75%, due 9/1/40	125,000	137,088
	Jersey Central Power & Light Co. 7.35%, due 2/1/19	35,000	37,603
	Ohio Power Co. Series G 6.60%, due 2/15/33	150,000	193,310
	Oncor Electric Delivery Co. LLC 7.00%, due 9/1/22	100,000	120,874
	Pacific Gas & Electric Co. 3.25%, due 9/15/21	175,000	181,136
	PacifiCorp 6.25%, due 10/15/37	200,000	266,967
	PECO Energy Co. 5.95%, due 10/1/36	150,000	188,082
	PPL Electric Utilities Corp. 3.00%, due 9/15/21	200,000	205,414
	PSEG Power LLC
	5.13%, due 4/15/20	80,000	85,605
	8.63%, due 4/15/31	50,000	65,579
	Puget Sound Energy, Inc. 6.27%, due 3/15/37	100,000	128,799
	South Carolina Electric & Gas Co. 6.05%, due 1/15/38	100,000	121,599
	Southern California Edison Co. 4.50%, due 9/1/40	175,000	193,378
	Virginia Electric & Power Co. 6.00%, due 5/15/37	175,000	225,348
	Xcel Energy, Inc. 6.50%, due 7/1/36	150,000	198,223
			3,281,875
	Electrical Components & Equipment 0.1%
	Emerson Electric Co. 4.25%, due 11/15/20	150,000	160,650

	Environmental Controls 0.1%
	Republic Services, Inc. 5.00%, due 3/1/20	175,000	187,861

	Food 0.5%
	Conagra Brands, Inc. 7.00%, due 10/1/28	100,000	126,862
	Kraft Heinz Foods Co. 5.20%, due 7/15/45	125,000	135,527
	Mondelez International, Inc. 4.00%, due 2/1/24	100,000	106,335
	Tyson Foods, Inc. 4.50%, due 6/15/22	300,000	326,963
			695,687
	Gas 0.2%
	NiSource Finance Corp. 4.80%, due 2/15/44	175,000	192,236

	Health Care - Products 0.4%
	Medtronic, Inc. 3.50%, due 3/15/25	200,000	209,664
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	250,000	252,418
			462,082
	Health Care - Services 0.8%
	Aetna, Inc. 4.13%, due 6/1/21	175,000	185,366
	Anthem, Inc. 5.95%, due 12/15/34	200,000	240,167
	Cigna Corp. 5.13%, due 6/15/20	150,000	162,860
	Laboratory Corporation of America Holdings 4.63%, due 11/15/20	100,000	106,843
	Quest Diagnostics, Inc. 4.75%, due 1/30/20	100,000	106,576
	UnitedHealth Group, Inc. 4.75%, due 7/15/45	150,000	173,237
			975,049
	Housewares 0.2%
	Newell Brands, Inc. 3.85%, due 4/1/23	200,000	212,101

	Insurance 0.7%
	American International Group, Inc. 6.25%, due 5/1/36	100,000	126,021
	AXA S.A. 8.60%, due 12/15/30	105,000	149,625
	Chubb INA Holdings, Inc. 4.35%, due 11/3/45	150,000	164,963
	Hartford Financial Services Group, Inc. 5.50%, due 3/30/20	150,000	162,964
	MetLife, Inc.
	4.75%, due 2/8/21	100,000	108,906
	5.70%, due 6/15/35	100,000	123,750
	Travelers Cos., Inc. 6.75%, due 6/20/36	75,000	103,339
			939,568
	Iron & Steel 0.1%
	Vale Overseas, Ltd. 4.38%, due 1/11/22	100,000	103,200

	Machinery - Construction & Mining 0.1%
	Caterpillar, Inc. 3.80%, due 8/15/42	150,000	150,710

	Machinery - Diversified 0.1%
	Deere & Co. 4.38%, due 10/16/19	100,000	105,765

	Media 1.0%
	21st Century Fox America, Inc. 6.40%, due 12/15/35	175,000	222,048
	Comcast Corp. 6.45%, due 3/15/37	200,000	268,063
	Discovery Communications LLC 6.35%, due 6/1/40	105,000	116,611
	Historic TW, Inc. 6.63%, due 5/15/29	94,000	118,793
	Thomson Reuters Corp. 5.85%, due 4/15/40	105,000	122,335
	Time Warner Cable LLC
	5.00%, due 2/1/20	120,000	127,769
	6.55%, due 5/1/37	275,000	329,319
			1,304,938
	Mining 0.4%
	Barrick PD Australia Finance Pty., Ltd. 5.95%, due 10/15/39	150,000	182,490
	BHP Billiton Finance USA, Ltd. 5.00%, due 9/30/43	200,000	235,639
	Newmont Mining Corp. 5.13%, due 10/1/19	150,000	159,287
			577,416
	Miscellaneous - Manufacturing 0.2%
	General Electric Co. 5.88%, due 1/14/38	179,000	230,688

	Multi-National 0.4%
	European Investment Bank 2.88%, due 9/15/20	250,000	258,545
	Inter-American Development Bank 6.80%, due 10/15/25	250,000	313,153
			571,698
	Oil & Gas 2.3%
	Anadarko Petroleum Corp. 5.55%, due 3/15/26	200,000	224,441
	Apache Corp. 4.75%, due 4/15/43	100,000	101,716
	BP Capital Markets PLC 4.50%, due 10/1/20	300,000	322,999
	Chevron Corp. 4.95%, due 3/3/19	125,000	131,543
	ConocoPhillips Co. 2.40%, due 12/15/22	250,000	248,113
	Devon Energy Corp. 4.00%, due 7/15/21	200,000	207,944
	EOG Resources, Inc. 4.10%, due 2/1/21	200,000	210,760
	Exxon Mobil Corp. 3.04%, due 3/1/26	250,000	254,960
	Hess Corp. 7.30%, due 8/15/31	100,000	118,435
	Marathon Petroleum Corp. 5.13%, due 3/1/21	100,000	109,148
	Noble Energy, Inc. 4.15%, due 12/15/21	250,000	264,418
	Occidental Petroleum Corp. 3.13%, due 2/15/22	175,000	180,974
	Petroleos Mexicanos 6.63%, due 6/15/35	250,000	265,825
	Statoil ASA 7.75%, due 6/15/23	125,000	158,137
	Suncor Energy, Inc. 6.50%, due 6/15/38	100,000	128,793
			2,928,206
	Pharmaceuticals 0.8%
	AbbVie, Inc. 3.60%, due 5/14/25	300,000	309,180
	AstraZeneca PLC 6.45%, due 9/15/37	100,000	133,466
	GlaxoSmithKline Capital, Inc. 6.38%, due 5/15/38	125,000	172,787
	McKesson Corp. 4.88%, due 3/15/44	100,000	112,512
	Teva Pharmaceutical Finance Co. B.V. 3.65%, due 11/10/21	100,000	103,796
	Wyeth LLC 6.00%, due 2/15/36	200,000	261,839
			1,093,580
	Pipelines 1.0%
	Energy Transfer, L.P.
	4.05%, due 3/15/25	250,000	252,495
	5.20%, due 2/1/22	100,000	108,558
	Enterprise Products Operating LLC Series B 6.88%, due 3/1/33	200,000	253,177
	Kinder Morgan Energy Partners, L.P. 5.80%, due 3/15/35	300,000	322,286
	TransCanada PipeLines, Ltd. 5.85%, due 3/15/36	150,000	184,328
	Williams Cos., Inc. 8.75%, due 3/15/32	114,000	146,775
			1,267,619
	Real Estate Investment Trusts 0.5%
	ERP Operating, L.P. 4.50%, due 6/1/45	150,000	158,967
	Simon Property Group, L.P. 3.38%, due 3/15/22	325,000	337,962
	Weyerhaeuser Co. 7.38%, due 3/15/32	100,000	138,529
			635,458
	Retail 0.8%
	CVS Health Corp. 6.25%, due 6/1/27	175,000	213,530
	Home Depot, Inc. 5.88%, due 12/16/36	250,000	324,560
	Macy's Retail Holdings, Inc. 2.88%, due 2/15/23	250,000	234,920
	McDonald's Corp. 3.70%, due 1/30/26	200,000	209,567
			982,577
	Software 0.5%
	Fiserv, Inc. 3.50%, due 10/1/22	100,000	103,565
	Microsoft Corp. 3.00%, due 10/1/20	250,000	259,203
	Oracle Corp. 2.95%, due 5/15/25	300,000	303,251
			666,019
	Telecommunications 1.9%
	America Movil S.A.B. de C.V. 3.13%, due 7/16/22	200,000	205,672
	AT&T, Inc.
	4.35%, due 6/15/45	150,000	135,897
	4.55%, due 3/9/49	6,000	5,501
	5.20%, due 3/15/20	250,000	269,315
	6.30%, due 1/15/38	300,000	351,595
	Cisco Systems, Inc. 4.45%, due 1/15/20	200,000	213,376
	Motorola Solutions, Inc. 7.50%, due 5/15/25	100,000	119,502
	Orange S.A. 9.00%, due 3/1/31	175,000	266,315
	Rogers Communications, Inc. 6.80%, due 8/15/18	225,000	236,889
	Telefonica Emisiones S.A.U. 7.05%, due 6/20/36	100,000	132,889
	Verizon Communications, Inc.
	4.67%, due 3/15/55	313,000	287,591
	4.86%, due 8/21/46	165,000	162,208
	Vodafone Group PLC 7.88%, due 2/15/30	100,000	136,203
			2,522,953
	Transportation 0.9%
	Burlington Northern Santa Fe LLC 5.75%, due 5/1/40	225,000	283,633
	Canadian Pacific Railway Co. 7.25%, due 5/15/19	125,000	136,078
	CSX Transportation, Inc. 7.88%, due 5/15/43	100,000	145,544
	FedEx Corp.
	3.20%, due 2/1/25	200,000	204,255
	8.00%, due 1/15/19	50,000	54,332
	Norfolk Southern Corp. 4.84%, due 10/1/41	128,000	144,013
	Union Pacific Corp. 2.75%, due 3/1/26	250,000	248,404
			1,216,259
	Water 0.2%
	American Water Capital Corp. 4.30%, due 12/1/42	200,000	214,580

	Total Corporate Bonds (Cost $31,857,789)		34,660,781

	Foreign Government Bonds 2.8%
	Foreign Governments 2.8%
	Colombia Government International Bond
	4.00%, due 2/26/24	300,000	311,625
	5.00%, due 6/15/45	200,000	202,600
¤	Mexico Government International Bond
	4.15%, due 3/28/27	900,000	939,150
	4.75%, due 3/8/44	500,000	506,000
	Panama Government International Bond 3.75%, due 3/16/25	355,000	369,200
	Peruvian Government International Bond 7.35%, due 7/21/25	275,000	361,281
	Philippine Government International Bond 4.20%, due 1/21/24	300,000	328,472
	Poland Government International Bond 3.00%, due 3/17/23	370,000	376,290
	Province of Quebec Canada Series NJ 7.50%, due 7/15/23	227,000	286,407

	Total Foreign Government Bonds (Cost $3,583,134)		3,681,025

	Mortgage-Backed Securities 3.3%
	Agency (Collateralized Mortgage Obligations) 1.3%
¤	FHLMC Multifamily Structured Pass-Through Certificates
	Series K031, Class A2 3.30%, due 4/25/23 (a)	800,000	839,427
	Series K039, Class A2 3.30%, due 7/25/24	800,000	839,995
			1,679,422
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 2.0%
	Citigroup Commercial Mortgage Trust Series 2014-GC21, Class A5 3.86%, due 5/10/47	500,000	530,207
	COMM Mortgage Trust Series 2014-CR17, Class A5 3.98%, due 5/10/47	700,000	745,286
¤	Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C12, Class A4 4.26%, due 10/15/46 (a)	1,200,000	1,302,338
			2,577,831
	Total Mortgage-Backed Securities (Cost $4,147,590)		4,257,253

	Municipal Bonds 2.2%
	Arizona 0.9%
	Salt River Project Agricultural Improvement & Power District, Revenue Bonds 4.84%, due 1/1/41	1,000,000	1,176,330

	Connecticut 0.5%
	State of Connecticut Special Tax Revenue, Revenue Bonds Series B 5.46%, due 11/1/30	500,000	577,935

	Texas 0.8%
	Texas Transportation Commission State Highway Fund, Revenue Bonds 5.18%, due 4/1/30	900,000	1,065,915

	Total Municipal Bonds (Cost $2,561,129)		2,820,180

	U.S. Government & Federal Agencies 60.0%
	Federal Home Loan Mortgage Corporation 0.9%
	2.38%, due 1/13/22	500,000	511,261
	3.75%, due 3/27/19	600,000	623,402
			1,134,663
¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 7.8%
	2.50%, due 6/1/28	360,028	365,353
	2.50%, due 1/1/31	400,297	403,795
	2.50%, due 12/1/31	94,017	94,838
	3.00%, due 2/1/27	161,028	165,810
	3.00%, due 9/1/30	364,678	375,487
	3.00%, due 8/1/43	645,412	649,340
	3.00%, due 4/1/45	402,947	403,869
	3.00%, due 4/1/46	189,679	190,180
	3.00%, due 7/1/46	179,807	180,281
	3.00%, due 9/1/46	284,672	285,423
	3.00%, due 10/1/46	286,176	286,932
	3.00%, due 11/1/46	289,225	289,989
	3.00%, due 1/1/47	97,218	97,474
	3.50%, due 4/1/26	198,631	207,493
	3.50%, due 4/1/32	144,084	150,846
	3.50%, due 4/1/41	151,423	156,768
	3.50%, due 3/1/42	257,204	266,299
	3.50%, due 4/1/42	357,420	370,051
	3.50%, due 7/1/44	140,481	145,158
	3.50%, due 2/1/45	81,270	83,797
	3.50%, due 9/1/45	878,056	905,357
	3.50%, due 3/1/46	82,411	84,973
	3.50%, due 4/1/46	258,732	266,777
	3.50%, due 6/1/46	185,529	191,298
	3.50%, due 12/1/46	96,555	99,557
	4.00%, due 8/1/18	20,125	20,843
	4.00%, due 6/1/24	81,506	85,567
	4.00%, due 2/1/31	100,435	106,047
	4.00%, due 7/1/39	309,830	327,009
	4.00%, due 12/1/40	204,515	216,264
	4.00%, due 2/1/41	157,635	166,684
	4.00%, due 5/1/44	514,583	542,267
	4.00%, due 8/1/45	205,459	216,510
	4.00%, due 9/1/45	72,114	75,993
	4.50%, due 5/1/25	65,887	69,046
	4.50%, due 6/1/34	9,708	10,411
	4.50%, due 6/1/35	48,505	52,219
	4.50%, due 8/1/35	63,340	68,228
	4.50%, due 7/1/39	5,692	6,124
	4.50%, due 1/1/40	270,981	291,668
	4.50%, due 8/1/40	208,807	224,760
	4.50%, due 2/1/41	5,589	6,028
	5.00%, due 8/1/35	221,263	242,479
	5.00%, due 6/1/37	82,729	90,910
	5.50%, due 11/1/27	48,375	53,274
	5.50%, due 9/1/35	60,699	67,942
	5.50%, due 4/1/37	63,970	70,942
	5.50%, due 4/1/38	56,726	63,464
	5.50%, due 8/1/38	48,299	53,785
	6.00%, due 12/1/39	79,703	89,996
	6.00%, due 5/1/40	94,176	106,679
	6.50%, due 11/1/25	1,382	1,531
	6.50%, due 5/1/26	760	842
	6.50%, due 3/1/27	3,010	3,334
	6.50%, due 5/1/31	2,729	3,023
	6.50%, due 8/1/31	1,623	1,809
	6.50%, due 1/1/32	18,494	20,911
	6.50%, due 3/1/32	13,092	14,503
	6.50%, due 4/1/32	7,556	8,434
	6.50%, due 7/1/32	6,798	7,530
	6.50%, due 9/1/37	16,378	18,482
	7.00%, due 4/1/26	2,049	2,294
	7.00%, due 7/1/26	213	233
	7.00%, due 12/1/27	2,805	3,095
	7.00%, due 1/1/30	304	331
	7.50%, due 1/1/26	418	467
	7.50%, due 2/1/32	12,568	14,702
	8.00%, due 7/1/26	98	113
			10,143,918
	Federal National Mortgage Association 0.9%
	1.00%, due 10/24/19	500,000	495,065
	1.63%, due 1/21/20	250,000	250,971
	6.21%, due 8/6/38	275,000	401,836
			1,147,872
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.0%
	2.50%, due 11/1/31	98,275	99,151
	2.50%, due 2/1/28	358,321	363,512
	2.50%, due 9/1/28	239,518	242,986
	2.50%, due 6/1/31	181,672	183,291
	2.50%, due 9/1/31	94,581	95,424
	2.50%, due 12/1/31	95,292	96,141
	2.50%, due 1/1/32	193,110	194,832
	2.50%, due 5/1/43	151,655	147,321
	3.00%, due 8/1/21	174,883	179,988
	3.00%, due 11/1/23	142,348	146,622
	3.00%, due 12/1/24	76,572	78,900
	3.00%, due 2/1/29	124,024	127,644
	3.00%, due 8/1/30	200,725	206,585
	3.00%, due 4/1/31	162,702	167,451
	3.00%, due 3/1/32	98,159	101,024
	3.00%, due 4/1/35	283,630	289,998
	3.00%, due 6/1/36	371,880	379,334
	3.00%, due 8/1/43	816,828	822,382
	3.00%, due 9/1/43	785,131	790,458
	3.00%, due 9/1/45	252,463	253,124
	3.00%, due 3/1/46	93,269	93,489
	3.00%, due 7/1/46	186,293	186,685
	3.00%, due 9/1/46	667,334	668,738
	3.00%, due 11/1/46	485,590	486,612
	3.00%, due 1/1/47	98,714	98,922
	3.00%, due 4/1/47	97,811	98,018
	3.50%, due 2/1/21	67,554	70,422
	3.50%, due 11/1/25	161,706	168,571
	3.50%, due 11/1/27	81,588	85,308
	3.50%, due 7/1/29	54,480	56,811
	3.50%, due 5/1/31	214,945	223,064
	3.50%, due 12/1/40	195,606	202,434
	3.50%, due 12/1/41	189,682	196,158
	3.50%, due 3/1/42	457,311	472,971
	3.50%, due 10/1/43	433,992	447,693
	3.50%, due 11/1/43	181,844	187,932
	3.50%, due 1/1/44	186,773	193,136
	3.50%, due 5/1/44 TBA (c)	100,000	102,945
	3.50%, due 8/1/45	968,486	997,775
	3.50%, due 10/1/45	149,636	154,161
	3.50%, due 11/1/45	186,701	192,348
	3.50%, due 1/1/46	180,274	185,726
	3.50%, due 2/1/46	276,466	284,826
	3.50%, due 3/1/46	154,850	159,533
	3.50%, due 4/1/46	212,790	219,226
	4.00%, due 3/1/22	77,741	80,899
	4.00%, due 3/1/25	95,696	100,462
	4.00%, due 1/1/31	109,742	116,538
	4.00%, due 6/1/39	268,052	283,650
	4.00%, due 12/1/39	339,288	358,776
	4.00%, due 9/1/40	259,376	274,352
	4.00%, due 3/1/41	474,867	501,899
	4.00%, due 10/1/43 TBA (c)	200,000	210,570
	4.00%, due 11/1/44	288,714	304,220
	4.00%, due 11/1/45	162,668	171,304
	4.00%, due 12/1/45	151,506	159,557
	4.00%, due 6/1/46	173,538	182,827
	4.00%, due 7/1/46	167,684	176,594
	4.00%, due 2/1/47	199,980	210,619
	4.50%, due 5/1/19	1,209	1,237
	4.50%, due 11/1/22	2,644	2,732
	4.50%, due 4/1/24	40,415	41,345
	4.50%, due 3/1/30	109,807	118,139
	4.50%, due 3/1/40	493,379	535,890
	4.50%, due 4/1/41	136,623	145,150
	4.50%, due 9/1/41	120,773	130,376
	4.50%, due 8/1/44	96,647	103,887
	4.50%, due 11/1/44	86,124	92,600
	5.00%, due 7/1/35	122,099	134,153
	5.00%, due 7/1/37	196,191	215,440
	5.00%, due 8/1/38	144,593	158,927
	5.50%, due 8/1/17	1	1
	5.50%, due 4/1/30	51,696	57,171
	5.50%, due 5/1/35	92,686	103,129
	5.50%, due 11/1/36	27,579	30,577
	5.50%, due 8/1/37	157,147	176,282
	6.00%, due 9/1/17	64	64
	6.00%, due 7/1/36	44,457	50,009
	6.00%, due 12/1/36	18,733	21,272
	6.00%, due 4/1/37	57,938	66,066
	6.00%, due 8/1/37	22,596	25,536
	6.00%, due 12/1/37	69,303	78,210
	6.00%, due 2/1/38	98,532	111,235
	6.50%, due 8/1/32	34,233	38,365
	6.50%, due 8/1/35	13,984	15,479
	6.50%, due 8/1/36	591	666
	6.50%, due 8/1/37	3,087	3,417
	6.50%, due 10/1/37	1,058	1,229
	6.50%, due 11/1/37	6,543	7,242
	6.50%, due 12/1/37	16,256	18,586
	7.50%, due 7/1/30	4,113	4,243
	7.50%, due 7/1/31	15,955	17,607
	8.00%, due 6/1/25	72	80
	8.00%, due 9/1/25	521	574
	8.00%, due 9/1/26	2,184	2,512
	8.00%, due 10/1/26	225	227
	8.00%, due 11/1/26	169	169
			16,841,763
¤	Government National Mortgage Association (Mortgage Pass-Through Securities) 8.4%
	2.50%, due 1/20/47	196,498	192,701
	3.00%, due 1/20/43	291,151	296,495
	3.00%, due 8/15/43	59,359	60,401
	3.00%, due 8/20/43	682,678	695,209
	3.00%, due 9/15/43	132,519	134,846
	3.00%, due 3/20/45	150,047	152,368
	3.00%, due 7/20/45	235,979	239,616
	3.00%, due 2/20/46	96,145	97,627
	3.00%, due 8/20/46	949,990	964,633
	3.00%, due 9/20/46	191,308	194,257
	3.00%, due 12/20/46	292,376	296,882
	3.50%, due 6/20/42	447,647	467,479
	3.50%, due 4/15/43	184,500	192,186
	3.50%, due 8/20/43	210,146	219,265
	3.50%, due 11/20/43	573,850	598,752
	3.50%, due 1/1/45 TBA (c)	200,000	207,820
	3.50%, due 4/20/45	292,941	304,842
	3.50%, due 12/20/45	776,874	808,377
	3.50%, due 1/20/46	234,817	244,321
	3.50%, due 2/20/46	96,025	99,904
	3.50%, due 11/20/46	281,572	292,810
	3.50%, due 1/20/47	584,999	608,374
	4.00%, due 9/15/40	205,985	217,521
	4.00%, due 12/15/41	79,954	84,408
	4.00%, due 1/20/42	654,233	692,571
	4.00%, due 10/20/43	139,009	147,208
	4.00%, due 8/20/44	315,078	333,357
	4.00%, due 4/20/45	121,466	128,464
	4.00%, due 12/20/45	68,422	72,067
	4.00%, due 1/20/46	69,864	73,585
	4.00%, due 2/20/46	70,700	74,466
	4.50%, due 11/15/24	109,643	116,626
	4.50%, due 4/15/39	183,021	196,170
	4.50%, due 5/20/39	154,815	165,774
	4.50%, due 6/20/40	107,119	114,704
	4.50%, due 9/15/40	65,882	71,789
	4.50%, due 7/20/41	180,328	193,102
	4.50%, due 9/20/43	111,285	118,331
	5.00%, due 4/20/33	37,925	42,252
	5.00%, due 8/15/33	27,045	29,608
	5.00%, due 6/20/36	2,716	2,991
	5.00%, due 8/15/39	120,796	134,107
	5.00%, due 9/20/40	192,588	211,959
	5.50%, due 3/15/33	114,623	129,766
	5.50%, due 7/20/34	38,631	43,193
	5.50%, due 12/20/35	69,238	76,797
	6.00%, due 3/20/29	11,731	13,328
	6.00%, due 12/15/32	6,566	7,464
	6.00%, due 1/20/35	32,403	37,172
	6.50%, due 6/15/35	679	786
	8.00%, due 6/15/26	89	99
	8.00%, due 10/15/26	97	105
	8.00%, due 5/15/27	75	76
	8.00%, due 7/15/27	224	244
	8.00%, due 9/15/27	214	236
	8.50%, due 7/15/26	600	672
	8.50%, due 11/15/26	4,591	4,656
			10,904,819
¤	United States Treasury Bonds 4.3%
	3.00%, due 11/15/44	1,485,000	1,516,730
	3.00%, due 11/15/45	75,000	76,471
	3.00%, due 2/15/47	1,875,000	1,911,035
	3.38%, due 5/15/44	250,000	273,418
	4.50%, due 2/15/36	1,375,000	1,763,545
			5,541,199
¤	United States Treasury Notes 24.7%
	0.75%, due 7/31/18	225,000	223,884
	0.75%, due 9/30/18	1,200,000	1,192,687
	0.75%, due 7/15/19	200,000	197,672
	0.75%, due 8/15/19	700,000	691,332
	0.88%, due 5/31/18	200,000	199,422
	0.88%, due 9/15/19	600,000	593,813
	1.00%, due 9/15/18	400,000	398,734
	1.13%, due 1/31/19	500,000	498,672
	1.13%, due 2/28/21	500,000	491,153
	1.13%, due 6/30/21	425,000	415,819
	1.25%, due 12/15/18	1,325,000	1,324,069
	1.25%, due 12/31/18	200,000	199,867
	1.25%, due 6/30/19	400,000	399,234
	1.25%, due 1/31/20	3,100,000	3,086,558
	1.38%, due 7/31/19	400,000	400,219
	1.38%, due 2/15/20	450,000	449,315
	1.38%, due 3/31/20	2,550,000	2,545,219
	1.38%, due 1/31/21	1,425,000	1,413,144
	1.38%, due 4/30/21	300,000	296,824
	1.38%, due 5/31/21	300,000	296,578
	1.38%, due 6/30/23	1,475,000	1,425,046
	1.50%, due 5/15/20	1,025,000	1,025,681
	1.50%, due 6/15/20	250,000	250,078
	1.50%, due 7/15/20	225,000	224,991
	1.50%, due 1/31/22	600,000	592,617
	1.50%, due 2/28/23	425,000	415,139
	1.63%, due 3/15/20	450,000	452,110
	1.63%, due 4/30/23	600,000	589,125
	1.63%, due 5/31/23	650,000	637,660
	1.75%, due 3/31/22	300,000	299,238
	1.75%, due 6/30/22	150,000	149,414
	1.75%, due 1/31/23	850,000	841,998
	1.88%, due 1/31/22	400,000	401,484
	1.88%, due 2/28/22	1,500,000	1,505,566
	1.88%, due 3/31/22	250,000	250,742
	1.88%, due 4/30/22	1,000,000	1,002,461
	1.88%, due 7/31/22	400,000	400,844
	2.00%, due 6/30/24	1,000,000	993,516
	2.13%, due 6/30/21	1,200,000	1,219,828
	2.13%, due 2/29/24	125,000	125,479
	2.13%, due 5/15/25	1,485,000	1,479,142
	2.25%, due 11/15/25	1,030,000	1,032,334
	2.38%, due 5/15/27	1,305,000	1,314,328
			31,943,036
	Total U.S. Government & Federal Agencies (Cost $77,408,441)		77,657,270
	Total Investments (Cost $120,244,390) (d)	95.6%	123,764,823
	Other Assets, Less Liabilities	4.4	5,760,889
	Net Assets	100.0%	$129,525,712

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2017. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(b)	Step coupon - Rate shown was the rate in effect as of July 31, 2017.
(c)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2017, the total net market value of these securities was $521,335, which represented 0.4% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(d)	As of July 31, 2017, cost was $120,458,029 for federal income tax purposes and net unrealized appreciation was as follows:
Gross unrealized appreciation	$4,274,294
Gross unrealized depreciation	(967,500)
Net unrealized appreciation	$3,306,794

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	24	September 2017	$5,192,250	$4,413
5-Year United States Treasury Note	19	September 2017	2,244,820	884
10-Year United States Treasury Note	(5)	September 2017	(629,453)	(4,472)
10-Year United States Treasury Ultra Note	2	September 2017	270,094	(39)
United States Treasury Long Bond	(31)	September 2017	(4,742,031)	(29,665)
United States Treasury Ultra Bond	19	September 2017	3,125,500	33,622
			$5,461,180	$4,743

1.	As of July 31, 2017, cash in the amount of $33,293 was on deposit with a broker or futures commission merchant for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$688,314	$—	$688,314
Corporate Bonds	—	34,660,781	—	34,660,781
Foreign Government Bonds	—	3,681,025	—	3,681,025
Mortgage-Backed Securities	—	4,257,253	—	4,257,253
Municipal Bonds	—	2,820,180	—	2,820,180
U.S. Government & Federal Agencies	—	77,657,270	—	77,657,270
Total Investments in Securities	—	123,764,823	—	123,764,823
Other Financial Instruments
Futures Contracts (b)	38,919	—	—	38,919
Total Investments in Securities and Other Financial Instruments	$38,919	$123,764,823	$—	$123,803,742

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(34,176)	$—	$—	$(34,176)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay International Opportunities Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 131.0% †
	Australia 9.5%
	Bank of Queensland, Ltd. (Banks)	387,052	$3,731,181
	Bendigo & Adelaide Bank, Ltd. (Banks)	404,009	3,594,064
	BHP Billiton PLC (Metals & Mining)	99,986	1,817,879
	BHP Billiton, Ltd. (Metals & Mining)	51,508	1,065,185
	BWX Ltd. (Personal Products)	45,993	195,010
	Caltex Australia, Ltd. (Oil, Gas & Consumable Fuels)	16,279	405,542
	Collins Foods, Ltd. (Hotels, Restaurants & Leisure)	63,433	304,478
	Commonwealth Bank of Australia (Banks)	20,951	1,403,382
	Computershare, Ltd. (IT Services)	133,997	1,508,270
	Costa Group Holdings, Ltd. (Food Products)	174,209	666,175
	CSL, Ltd. (Biotechnology)	14,522	1,463,818
	CSR, Ltd. (Construction Materials)	1,252,322	3,927,282
	Downer EDI, Ltd. (Commercial Services & Supplies)	533,386	2,713,868
	Flight Centre Travel Group, Ltd. (Hotels, Restaurants & Leisure) (a)	84,254	2,932,039
	Fortescue Metals Group, Ltd. (Metals & Mining)	299,720	1,376,314
	Genworth Mortgage Insurance Australia, Ltd. (Thrifts & Mortgage Finance)	1,349,844	3,250,424
	GWA Group, Ltd. (Building Products)	203,790	528,224
	Harvey Norman Holdings, Ltd. (Multiline Retail) (a)	462,499	1,616,897
	Japara Healthcare, Ltd. (Health Care Providers & Services) (a)	128,419	209,580
	LendLease Group (Real Estate Management & Development)	7,979	107,557
	Macquarie Group, Ltd. (Capital Markets)	25,933	1,780,664
	Mineral Resources, Ltd. (Metals & Mining)	122,678	1,204,207
	Monadelphous Group, Ltd. (Construction & Engineering)	30,640	373,318
	Nine Entertainment Co. Holdings, Ltd. (Media)	810,521	933,720
	Primary Health Care, Ltd. (Health Care Providers & Services)	320,328	868,730
	Qantas Airways, Ltd. (Airlines)	763,442	3,249,209
	Regis Resources, Ltd. (Metals & Mining)	1,244,199	3,812,226
	Seven Group Holdings, Ltd. (Trading Companies & Distributors)	263,075	2,517,102
	Suncorp Group, Ltd. (Insurance) (b)	463,204	5,295,348
	Telstra Corp., Ltd. (Diversified Telecommunication Services)	1,615,696	5,299,483
	Wesfarmers, Ltd. (Food & Staples Retailing)	83,185	2,710,500
	Westpac Banking Corp. (Banks)	1,980	50,403
	Woodside Petroleum, Ltd. (Oil, Gas & Consumable Fuels)	60,759	1,417,872
	WorleyParsons, Ltd. (Energy Equipment & Services) (c)	181,575	1,711,163
			64,041,114
	Austria 1.6%
	Lenzing A.G. (Chemicals)	22,540	4,029,112
	OMV A.G. (Oil, Gas & Consumable Fuels)	65,315	3,697,439
	Raiffeisen Bank International A.G. (Banks) (c)	97,355	2,872,002
	RHI A.G. (Construction Materials)	1,559	58,910
	UNIQA Insurance Group A.G. (Insurance)	51,677	535,100
			11,192,563
	Belgium 0.5%
	AGFA-Gevaert N.V. (Health Care Technology) (c)	174,084	812,164
	Anheuser-Busch InBev S.A. / N.V. (Beverages)	2,284	275,247
	Bekaert S.A. (Metals & Mining)	10,598	512,501
	D'ieteren S.A. / N.V. (Distributors)	30,652	1,453,248
	Greenyard N.V. (Food Products)	2,893	71,234
			3,124,394
	China 0.8%
	Yangzijiang Shipbuilding Holdings, Ltd. (Machinery)	4,907,600	5,124,343

	Denmark 3.6%
	A.P. Moeller - Maersk A/S Class B (Marine)	1,891	4,129,813
	Danske Bank A/S (Banks) (b)	139,470	5,650,064
	H. Lundbeck A/S (Pharmaceuticals)	62,603	3,761,810
	Matas A/S (Specialty Retail)	29,845	460,817
	Novo Nordisk A/S Class B (Pharmaceuticals)	102,820	4,387,925
	Spar Nord Bank A/S (Banks)	3,390	45,598
	Vestas Wind Systems A/S (Electrical Equipment) (b)	59,429	5,808,334
			24,244,361
	Finland 1.8%
	Outokumpu OYJ (Metals & Mining)	282,913	2,381,228
	Sanoma OYJ (Media)	35,383	329,227
	Stora Enso OYJ Class R (Paper & Forest Products)	219,451	2,935,584
	UPM-Kymmene OYJ (Paper & Forest Products) (b)	182,212	4,963,318
	Valmet OYJ (Machinery)	92,715	1,690,243
			12,299,600
	France 11.2%
	Air France-KLM (Airlines) (c)	270,821	3,666,038
	Atos S.E. (IT Services)	16,081	2,445,263
	AXA S.A. (Insurance) (b)	251,952	7,444,592
¤	BNP Paribas S.A. (Banks) (b)	114,196	8,864,098
	Casino Guichard Perrachon S.A. (Food & Staples Retailing)	4,978	303,723
	Chargeurs S.A. (Textiles, Apparel & Luxury Goods)	22,432	650,332
	Cie Generale des Etablissements Michelin (Auto Components)	6,185	837,249
	Credit Agricole S.A. (Banks)	294,950	5,185,055
	Derichebourg S.A. (Commercial Services & Supplies)	164,041	1,436,631
	Engie S.A. (Multi-Utilities)	140,428	2,261,678
	Eutelsat Communications S.A. (Media)	65,917	1,786,166
	Faurecia (Auto Components)	29,528	1,640,450
	Kering (Textiles, Apparel & Luxury Goods) (b)	15,089	5,278,329
	LVMH Moet Hennessy Louis Vuitton S.E. (Textiles, Apparel & Luxury Goods)	12,633	3,180,918
	Neopost S.A. (Technology Hardware, Storage & Peripherals)	78,052	3,577,650
	Peugeot S.A. (Automobiles) (b)	237,329	5,109,079
	Rallye S.A. (Food & Staples Retailing)	9,025	191,774
	Renault S.A. (Automobiles)	29,584	2,667,241
¤	Sanofi (Pharmaceuticals) (b)	103,594	9,899,066
	Societe Generale S.A. (Banks) (b)	117,420	6,894,491
	TOTAL S.A. (Oil, Gas & Consumable Fuels)	31,802	1,617,325
	Trigano S.A. (Leisure Products)	3,569	469,818
	Vinci S.A. (Construction & Engineering)	468	41,961
			75,448,927
	Georgia 0.2%
	BGEO Group PLC (Banks)	35,227	1,602,115

	Germany 10.1%
	Allianz S.E. Registered (Insurance) (b)	18,428	3,926,713
	BASF S.E. (Chemicals)	12,586	1,200,736
	Basler A.G. (Electronic Equipment, Instruments & Components)	498	94,296
¤	Bayer A.G. Registered (Pharmaceuticals) (b)	75,858	9,622,148
	Cewe Stiftung & Co KGAA (Commercial Services & Supplies)	5,651	500,386
	Covestro A.G. (Chemicals) (b)(d)	66,873	5,194,760
	CropEnergies A.G. (Oil, Gas & Consumable Fuels)	6,414	68,792
	Daimler A.G. Registered Shares (Automobiles)	37,752	2,649,720
	Deutsche Bank A.G. Registered (Capital Markets)	197,261	3,523,781
	Deutsche Lufthansa A.G. Registered (Airlines) (b)	200,248	4,308,450
	Deutsche Pfandbriefbank A.G. (Thrifts & Mortgage Finance) (d)	304,557	4,018,159
	Deutz A.G. (Machinery)	47,152	350,429
	E.ON S.E. (Multi-Utilities)	104,912	1,038,642
	Fresenius S.E. & Co. KGaA (Health Care Providers & Services) (b)	41,782	3,533,038
	Grammer A.G. (Auto Components)	654	37,162
	Hamburger Hafen und Logistik A.G. (Transportation Infrastructure)	21,683	607,313
	HOCHTIEF A.G. (Construction & Engineering)	17,590	3,144,280
	METRO Wholesale & Food Specialist A.G. (Food & Staples Retailing) (c)	422	8,525
	METRO A.G. (Specialty Retail)	422	4,746
	MLP A.G. (Capital Markets)	16,285	119,332
	Pfeiffer Vacuum Technology A.G. (Machinery)	10,125	1,716,992
	SAP S.E. (Software)	9,231	979,993
¤	Siemens A.G. Registered (Industrial Conglomerates) (b)	60,995	8,285,628
	Siltronic A.G. (Semiconductors & Semiconductor Equipment) (c)	40,418	4,401,910
	STADA Arzneimittel A.G. (Pharmaceuticals) (a)	21,398	1,666,777
	TUI A.G. (Hotels, Restaurants & Leisure)	324,750	5,103,141
	Volkswagen A.G. (Automobiles)	10,890	1,713,936
	Washtec A.G. (Machinery)	2,854	229,439
			68,049,224
	Hong Kong 4.1%
	AIA Group, Ltd. (Insurance)	47,000	370,365
	ASM Pacific Technology, Ltd. (Semiconductors & Semiconductor Equipment)	106,400	1,378,563
	BOC Hong Kong Holdings, Ltd. (Banks)	31,000	152,603
	Cheung Kong Property Holding, Ltd. (Real Estate Management & Development)	236,000	1,911,072
	Chow Tai Fook Jewellery Group, Ltd. (Specialty Retail)	527,200	547,395
	First Pacific Co., Ltd. (Diversified Financial Services)	496,000	371,486
	Global Brands Group Holding, Ltd. (Textiles, Apparel & Luxury Goods) (c)	4,318,000	409,090
	HK Electric Investments & HK Electric Investments, Ltd. Class SS (Electric Utilities) (d)	571,500	544,369
	Link REIT (Equity Real Estate Investment Trusts)	128,500	1,044,675
	Luk Fook Holdings International, Ltd. (Specialty Retail)	490,000	1,800,456
	Melco International Development, Ltd. (Hotels, Restaurants & Leisure)	871,000	2,062,977
	Melco Resorts & Entertainment, Ltd. ADR (Hotels, Restaurants & Leisure)	98,900	1,997,780
	NWS Holdings, Ltd. (Industrial Conglomerates)	763,000	1,461,371
	Television Broadcasts, Ltd. (Media)	227,100	831,549
	Truly International Holdings, Ltd. (Electronic Equipment, Instruments & Components) (a)	1,018,000	341,471
	United Laboratories International Holdings, Ltd. (Pharmaceuticals) (a)(c)	1,910,000	1,198,213
	VTech Holdings, Ltd. (Communications Equipment)	79,400	1,148,691
	WH Group, Ltd. (Food Products) (b)(d)	4,645,500	4,359,542
	Wharf Holdings, Ltd. (Real Estate Management & Development)	24,000	204,179
	Xinyi Glass Holdings, Ltd. (Auto Components) (c)	1,500,000	1,551,698
	Yue Yuen Industrial Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	1,029,500	4,250,701
			27,938,246
	Israel 1.4%
	El Al Israel Airlines (Airlines)	1,738,505	1,654,417
	Electra Consumer Products (1970) Ltd. (Household Durables)	27,257	534,463
	Harel Insurance Investments & Financial Services, Ltd. (Insurance)	92,943	552,765
	Israel Corp., Ltd. (Chemicals) (c)	7,899	1,748,482
	Israel Discount Bank, Ltd. Class A (Banks) (c)	631,055	1,627,409
	Matrix IT, Ltd. (IT Services)	24,357	250,324
	Teva Pharmaceutical Industries, Ltd. Sponsored ADR (Pharmaceuticals)	94,400	3,036,848
			9,404,708
	Italy 5.4%
	Assicurazioni Generali S.p.A. (Insurance)	218,774	3,970,236
	Astaldi S.p.A. (Construction & Engineering)	61,183	407,772
	ASTM S.p.A. (Transportation Infrastructure)	39,756	868,316
	Banca Generali S.p.A. (Capital Markets)	92,754	3,294,067
	Biesse S.p.A. (Machinery)	564	21,505
	Cementir Holding S.p.A. (Construction Materials)	46,017	327,939
	Cofide S.p.A. (Industrial Conglomerates)	77,210	52,007
	DeA Capital S.p.A. (Capital Markets)	38,554	57,324
	El.En. S.p.A. (Health Care Equipment & Supplies)	39,100	1,147,445
	Enel S.p.A. (Electric Utilities)	909,257	5,192,451
	Fincantieri S.p.A (Machinery) (c)	1,557,881	1,840,532
	GEDI Gruppo Editoriale S.p.A. (Media) (c)	20,410	19,015
	Leonardo S.p.A. (Aerospace & Defense)	35,109	612,209
	Maire Tecnimont S.p.A. (Construction & Engineering)	727,520	4,080,548
	Mediobanca S.p.A. (Banks)	101,879	1,063,128
	Saras S.p.A. (Oil, Gas & Consumable Fuels)	1,608,988	3,700,872
	Societa Cattolica di Assicurazioni SCRL (Insurance)	387,236	3,348,686
	Sogefi S.p.A. (Auto Components) (c)	111,235	563,591
	Telecom Italia S.p.A. (b)	6,308,695	5,179,221
	Telecom Italia S.p.A. (c)	534,091	550,380
			36,297,244
	Japan 34.2%
	Akatsuki, Inc. (Software) (c)	1,500	134,972
	Asahi Breweries, Ltd. (Beverages)	100,900	4,117,639
	Asahi Glass Co., Ltd. (Building Products)	20,500	864,665
	COLOPL, Inc. (Software) (a)	377,700	4,237,969
	Concordia Financial Group, Ltd. (Banks)	774,900	3,913,686
	Daicel Corp. (Chemicals)	137,300	1,792,142
	Daiho Corp. (Construction & Engineering)	150,000	725,203
	Daito Trust Construction Co., Ltd. (Real Estate Management & Development)	2,600	439,603
	Daiwa House Industry Co., Ltd. (Real Estate Management & Development)	152,500	5,324,255
	Dynam Japan Holdings Co., Ltd. (Hotels, Restaurants & Leisure)	163,400	274,886
	Eizo Corp. (Technology Hardware, Storage & Peripherals)	5,900	236,813
	Feed One Co., Ltd. (Food Products)	213,800	469,315
	Foster Electric Co., Ltd. (Household Durables)	72,800	1,430,973
	Fuji Machine Manufacturing Co., Ltd. (Machinery)	19,200	312,787
	Fujikura, Ltd. (Electrical Equipment)	303,800	2,562,783
	Fujitsu, Ltd. (IT Services)	634,000	4,736,957
	G-Tekt Corp. (Auto Components)	12,400	240,588
	Geo Holdings Corp. (Specialty Retail)	53,700	587,439
	H-ONE Co., Ltd. (Auto Components)	56,200	645,883
	Hamakyorex Co., Ltd. (Road & Rail)	16,400	433,932
	Happinet Corp. (Distributors)	15,800	285,201
	Hitachi, Ltd. (Electronic Equipment, Instruments & Components)	901,000	6,207,988
	Honda Motor Co., Ltd. (Automobiles)	221,000	6,230,378
	Hosiden Corp. (Electronic Equipment, Instruments & Components)	236,600	2,738,461
	Iida Group Holdings Co., Ltd. (Household Durables)	289,900	4,956,792
	Inpex Corp. (Oil, Gas & Consumable Fuels)	323,100	3,144,690
	Iseki & Co., Ltd. (Machinery)	400	8,327
	Ishihara Sangyo Kaisha, Ltd. (Chemicals) (c)	70,700	777,896
	Itoham Yonekyu Holdings, Inc. (Food Products)	43,200	401,651
	Iyo Bank, Ltd. (Banks)	28,800	235,374
	Jaccs Co., Ltd. (Consumer Finance)	339,000	1,589,759
	Japan Securities Finance Co., Ltd. (Diversified Financial Services)	87,300	438,697
	Juki Corp. (Machinery)	30,900	468,636
	Kanamoto Co., Ltd. (Trading Companies & Distributors)	103,700	3,724,904
	Kansai Electric Power Co., Inc. (Electric Utilities) (b)	319,400	4,290,729
	Kasai Kogyo Co., Ltd. (Auto Components)	64,700	843,926
	Kitz Corp. (Machinery)	79,000	707,270
	Kobe Steel, Ltd. (Metals & Mining) (c)	373,600	4,683,343
	Kohnan Shoji Co., Ltd. (Specialty Retail)	27,300	498,480
	KOKUYO Co., Ltd. (Commercial Services & Supplies)	25,300	402,982
	Kyokuto Kaihatsu Kogyo Co., Ltd. (Machinery)	15,900	266,526
	Maeda Corp. (Construction & Engineering)	169,000	2,046,487
	Makino Milling Machine Co., Ltd. (Machinery)	391,000	3,312,567
	Marubeni Corp. (Trading Companies & Distributors)	311,100	2,063,653
	Maruwa Co., Ltd. (Electronic Equipment, Instruments & Components)	10,100	490,136
	Marvelous, Inc. (Software)	98,500	922,055
	Mebuki Financial Group, Inc. (Banks)	725,900	2,798,381
	MINEBEA MITSUMI, Inc. (Machinery)	244,400	4,041,373
	Mitsuba Corp. (Auto Components)	25,800	450,263
	Mitsubishi Chemical Holdings Corp. (Chemicals) (b)	608,200	5,125,110
	Mitsubishi Corp. (Trading Companies & Distributors) (b)	133,400	2,899,842
	Mitsubishi Estate Co., Ltd. (Real Estate Management & Development)	75,000	1,364,688
	Mitsubishi UFJ Financial Group, Inc. (Banks) (b)	1,126,000	7,149,531
	Mitsui Chemicals, Inc. (Chemicals)	760,000	4,343,054
	Mitsui High-tec, Inc. (Semiconductors & Semiconductor Equipment)	49,500	774,076
	Mixi, Inc. (Internet Software & Services)	83,500	4,597,442
	Modec, Inc. (Energy Equipment & Services)	97,000	2,313,148
	Monex Group, Inc. (Capital Markets)	369,000	1,044,292
	Morinaga Milk Industry Co., Ltd. (Food Products)	547,000	3,999,111
	MS&AD Insurance Group Holdings, Inc. (Insurance)	83,700	2,939,692
	Namura Shipbuilding Co., Ltd. (Machinery)	110,600	635,038
	Nanto Bank, Ltd. (Banks)	79,700	2,345,925
	Net One Systems Co., Ltd. (IT Services)	141,000	1,350,592
	Nexon Co., Ltd. (Software) (c)	235,400	4,900,385
	NichiiGakkan Co. (Health Care Providers & Services)	15,200	159,107
	Nikkiso Co., Ltd. (Health Care Equipment & Supplies)	192,500	1,992,313
	Nippon Chemi-Con Corp. (Electronic Equipment, Instruments & Components)	991,000	4,018,114
	Nippon Denko Co., Ltd. (Metals & Mining)	302,500	1,421,334
	Nippon Electric Glass Co., Ltd. (Electronic Equipment, Instruments & Components)	131,400	4,660,293
	Nippon Prologis REIT, Inc. (Equity Real Estate Investment Trusts)	151	318,450
	Nippon Sheet Glass Co., Ltd. (Building Products) (c)	151,100	1,281,496
	Nippon Steel & Sumitomo Metal Corp. (Metals & Mining)	21,100	519,055
	Nippon Suisan Kaisha, Ltd. (Food Products)	667,100	3,896,888
	Nippon Telegraph & Telephone Corp. (Diversified Telecommunication Services) (b)	131,200	6,414,513
	Nishimatsu Construction Co., Ltd. (Construction & Engineering)	231,000	1,330,537
	Nittetsu Mining Co., Ltd. (Metals & Mining)	6,100	342,501
	Nojima Corp. (Specialty Retail)	104,300	1,689,689
	Nomura Holdings, Inc. (Capital Markets) (b)	960,100	5,719,930
	Noritake Co., Ltd. (Machinery)	8,400	322,300
	NTT DOCOMO, Inc. (Wireless Telecommunication Services) (b)	226,700	5,270,371
	NuFlare Technology, Inc. (Semiconductors & Semiconductor Equipment)	5,800	310,926
	Oji Holdings Corp. (Paper & Forest Products)	362,000	1,858,515
	ORIX Corp. (Diversified Financial Services) (b)	305,500	4,853,583
	Osaki Electric Co., Ltd. (Electronic Equipment, Instruments & Components)	68,000	520,586
	Penta-Ocean Construction Co., Ltd. (Construction & Engineering)	243,300	1,449,935
	Ryobi, Ltd. (Machinery)	59,000	279,360
	RYOYO ELECTRO Corp. (Electronic Equipment, Instruments & Components)	7,100	114,636
	Sanken Electric Co., Ltd. (Semiconductors & Semiconductor Equipment)	56,000	284,965
	Seven & i Holdings Co., Ltd. (Food & Staples Retailing) (b)	131,400	5,297,955
	Shionogi & Co., Ltd. (Pharmaceuticals)	25,600	1,369,111
	Showa Corp. (Auto Components) (c)	234,700	2,271,531
	Showa Denko K.K. (Chemicals)	158,600	4,151,840
	SINFONIA TECHNOLOGY Co., Ltd. (Electrical Equipment)	133,000	559,771
	Sompo Holdings, Inc. (Insurance)	52,500	2,062,951
	Sony Corp. (Household Durables) (b)	149,600	6,160,678
	Sumitomo Chemical Co., Ltd. (Chemicals)	40,000	235,113
	Sumitomo Corp. (Trading Companies & Distributors)	322,000	4,356,325
	Sumitomo Electric Industries, Ltd. (Auto Components)	16,700	270,772
	Sumitomo Rubber Industries, Ltd. (Auto Components)	16,700	290,237
	Suntory Beverage & Food, Ltd. (Beverages)	16,700	819,511
	Tachi-S Co., Ltd. (Auto Components)	41,600	760,343
	Takashimaya Co., Ltd. (Multiline Retail)	55,000	503,878
	Tatsuta Electric Wire & Cable Co., Ltd. (Electrical Equipment)	24,900	159,909
	Toa Corp. (Construction & Engineering) (c)	9,800	160,007
	Tochigi Bank, Ltd. (Banks)	80,500	327,856
	Tokyo TY Financial Group, Inc. (Banks)	48,500	1,292,512
	TOMONY Holdings, Inc. (Banks)	105,200	515,289
	Tosoh Corp. (Chemicals)	362,000	4,317,928
	Toyota Motor Corp. (Automobiles)	52,000	2,940,433
	Unipres Corp. (Auto Components)	168,500	3,929,552
	Wakita & Co., Ltd. (Trading Companies & Distributors)	38,400	433,652
	YAMABIKO Corp. (Machinery)	6,900	83,617
	Yurtec Corp. (Construction & Engineering)	105,000	713,366
			231,304,875
	Netherlands 6.7%
	Aegon N.V. (Insurance) (b)	927,231	5,201,794
	Arcadis N.V. (Construction & Engineering)	15,112	309,222
	ASR Nederland N.V. (Insurance)	98,646	3,731,031
	BE Semiconductor Industries N.V. (Semiconductors & Semiconductor Equipment)	66,500	4,321,090
	EXOR N.V. (Diversified Financial Services)	56,766	3,400,300
	Heineken Holding N.V. (Beverages)	15,361	1,509,484
	ING Groep N.V. (Banks) (b)	301,852	5,651,214
	NN Group N.V. (Insurance) (b)	132,996	5,398,642
¤	Royal Dutch Shell PLC
	Class A	180,030	5,066,550
	Class B (b)	295,156	8,380,511
	STMicroelectronics N.V. (Semiconductors & Semiconductor Equipment)	139,738	2,387,038
			45,356,876
	New Zealand 0.2%
	Air New Zealand, Ltd. (Airlines)	639,233	1,608,214

	Norway 3.0%
	Atea ASA (IT Services) (c)	19,621	240,807
	Austevoll Seafood ASA (Food Products)	198,162	1,764,162
	Borregaard ASA (Chemicals)	18,445	231,066
	Grieg Seafood ASA (Food Products)	402,861	3,314,969
	Marine Harvest ASA (Food Products) (c)	223,000	4,154,918
	Norsk Hydro ASA (Metals & Mining)	671,031	4,331,104
	Norway Royal Salmon ASA (Food Products)	43,108	740,136
	Salmar ASA (Food Products)	126,633	3,293,519
	SpareBank 1 SMN (Banks)	32,812	331,757
	SpareBank 1 SR-Bank ASA (Banks)	156,673	1,564,170
	Stolt-Nielsen, Ltd. (Marine)	2,221	33,896
			20,000,504
	Portugal 0.2%
	CTT-Correios de Portugal S.A. (Air Freight & Logistics)	136,555	891,198
	Mota-Engil SGPS S.A. (Construction & Engineering)	70,880	199,700
			1,090,898
	Singapore 1.2%
	Asian Pay Television Trust (Media)	1,452,200	616,179
	China Aviation Oil Singapore Corp., Ltd. (Oil, Gas & Consumable Fuels) (a)	303,500	367,295
	Genting Singapore PLC (Hotels, Restaurants & Leisure)	6,165,900	5,300,722
	Japfa, Ltd. (Food Products)	435,100	186,221
	Venture Corp., Ltd. (Electronic Equipment, Instruments & Components)	200,500	1,948,556
			8,418,973
	South Africa 0.1%
	Investec PLC (Capital Markets)	90,578	688,370

	Spain 5.8%
	ACS Actividades de Construccion y Servicios S.A. (Construction & Engineering)	130,385	5,004,793
	Amadeus IT Group S.A. (IT Services)	19,071	1,175,320
	Banco Bilbao Vizcaya Argentaria S.A. (Banks)	21,118	191,271
	Banco Santander S.A. (Banks) (b)	1,087,267	7,431,756
	CaixaBank S.A. (Banks) (b)	996,012	5,206,815
	Ence Energia y Celulosa S.A. (Paper & Forest Products)	428,172	1,824,733
	Endesa S.A. (Electric Utilities)	118,122	2,798,056
	Grifols S.A. (Biotechnology)	118,479	3,331,769
	Iberdrola S.A. (Electric Utilities)	174,745	1,378,536
	Indra Sistemas S.A. (IT Services) (c)	74,077	1,148,332
	Repsol S.A. (Oil, Gas & Consumable Fuels)	238,942	4,005,292
	Telefonica S.A. (Diversified Telecommunication Services) (b)	488,753	5,531,282
			39,027,955
	Sweden 1.4%
	Atlas Copco AB Class B (Machinery)	16,708	541,358
	CellaVision AB (Health Care Equipment & Supplies)	5,448	88,395
	Essity AB Class B (Household Products) (c)	28,806	835,231
	Granges AB (Metals & Mining)	45,932	507,745
	Inwido AB (Building Products)	8,684	109,171
	JM AB (Household Durables)	7,069	248,130
	LeoVegas AB (Hotels, Restaurants & Leisure) (d)	55,689	437,991
	Mycronic AB (Electronic Equipment, Instruments & Components)	3,409	35,573
	Probi AB (Biotechnology)	2,337	107,098
	Scandic Hotels Group AB (Hotels, Restaurants & Leisure) (d)	136,721	1,900,831
	SKF AB Class B (Machinery)	57,817	1,150,067
	Volvo AB Class B (Machinery)	198,001	3,364,678
			9,326,268
	Switzerland 8.6%
	ABB, Ltd. Registered (Electrical Equipment)	10,264	240,956
	Adecco Group A.G. Registered (Professional Services) (b)	69,199	5,281,438
	Bobst Group S.A. Registered (Machinery)	13,978	1,556,886
	Bossard Holding A.G. Registered (Trading Companies & Distributors)	1,286	277,960
	Coca-Cola HBC A.G. (Beverages) (c)	26,514	801,801
	Georg Fischer A.G. Registered (Machinery)	520	591,551
	Glencore PLC (Metals & Mining) (c)	1,080,932	4,765,588
	Gurit Holding A.G. (Chemicals) (c)	149	179,056
	Julius Baer Group, Ltd. (Capital Markets) (c)	30,221	1,709,590
¤	Nestle S.A. Registered (Food Products) (b)	118,771	10,035,256
¤	Novartis A.G. Registered (Pharmaceuticals) (b)	161,864	13,793,468
	Oriflame Holding A.G. (Personal Products)	59,616	2,289,004
¤	Roche Holding A.G. (Pharmaceuticals) (b)	51,883	13,140,438
	UBS Group A.G. Registered (Capital Markets) (c)	40,207	699,397
	Wizz Air Holdings PLC (Airlines) (c)(d)	56,608	1,944,145
	Zurich Insurance Group A.G. (Insurance)	2,339	713,105
			58,019,639
	United Kingdom 17.9%
	Acacia Mining PLC (Metals & Mining) (c)	137,313	315,600
	Aldermore Group PLC (Banks) (c)	357,245	1,023,770
	Anglo American PLC (Metals & Mining) (b)(c)	371,791	6,144,029
	AstraZeneca PLC (Pharmaceuticals)	952	57,390
	Barclays PLC (Banks)	225,902	605,052
	Barratt Developments PLC (Household Durables)	637,666	5,178,428
	Bellway PLC (Household Durables)	74,279	3,126,319
	Berkeley Group Holdings PLC (Household Durables)	23,497	1,083,828
	BP PLC (Oil, Gas & Consumable Fuels) (b)	700,732	4,121,627
¤	British American Tobacco PLC (Tobacco) (b)	120,081	7,467,830
	Debenhams PLC (Multiline Retail)	2,610,443	1,481,014
	Dixons Carphone PLC (Specialty Retail)	452,523	1,606,089
	EI Group PLC (Hotels, Restaurants & Leisure) (c)	453,068	851,834
	Electrocomponents PLC (Electronic Equipment, Instruments & Components)	293,864	2,403,891
	Fenner PLC (Machinery)	355,048	1,614,983
	Ferrexpo PLC (Metals & Mining)	1,309,754	4,119,767
	Fiat Chrysler Automobiles N.V. (Automobiles) (b)(c)	442,136	5,338,688
	Games Workshop Group PLC (Leisure Products)	6,953	146,964
¤	GlaxoSmithKline PLC (Pharmaceuticals) (b)	400,796	8,008,834
	HSBC Holdings PLC (Banks)	536,287	5,356,360
	Imperial Brands PLC (Tobacco)	89,266	3,674,661
	International Consolidated Airlines Group S.A. (Airlines)	31,773	243,017
	International Personal Finance PLC (Consumer Finance)	40,948	102,651
	J Sainsbury PLC (Food & Staples Retailing)	1,353,796	4,372,615
	Legal & General Group PLC (Insurance)	575,776	2,038,979
	Lloyds Banking Group PLC (Banks)	4,498,833	3,892,673
	Marks & Spencer Group PLC (Multiline Retail)	168,956	718,250
	Morgan Sindall Group PLC (Construction & Engineering)	2,279	41,195
	Old Mutual PLC (Insurance)	1,467,298	3,804,149
	OneSavings Bank PLC (Thrifts & Mortgage Finance)	440,177	2,295,202
	Persimmon PLC (Household Durables)	89,974	2,972,542
	Petrofac, Ltd. (Energy Equipment & Services)	454,693	2,681,652
	Playtech PLC (Software)	63,417	803,674
	Polypipe Group PLC (Building Products)	25,535	135,168
	Redrow PLC (Household Durables)	38,549	301,100
	Rio Tinto PLC (Metals & Mining) (b)	149,944	6,963,834
	Rio Tinto, Ltd. (Metals & Mining)	38,924	2,048,648
	Royal Mail PLC (Air Freight & Logistics)	297,170	1,580,500
	Shawbrook Group PLC (Banks) (d)	58,281	260,870
	Subsea 7 S.A. (Energy Equipment & Services)	274,604	4,065,181
	Tyman PLC (Building Products)	243	1,132
	Unilever N.V., CVA (Personal Products)	7,982	465,840
	Unilever PLC (Personal Products)	46,505	2,651,617
	Vesuvius PLC (Machinery)	453,345	3,250,910
	Virgin Money Holdings UK PLC (Banks)	254,003	956,801
	Vodafone Group PLC (Wireless Telecommunication Services)	1,698,672	4,975,527
	Wm Morrison Supermarkets PLC (Food & Staples Retailing)	1,260,484	3,998,052
	WPP PLC (Media)	63,326	1,291,719
			120,640,456
	United States 1.5%
	Carnival PLC (Hotels, Restaurants & Leisure) (b)	70,749	4,779,329
	Futures Goldman Coc (Electric Utilities)	1,186,500	1,186,500
	Shire PLC (Biotechnology)	3,179	178,722
	Sims Metal Management, Ltd. (Metals & Mining)	324,289	4,031,561
			10,176,112
	Total Common Stocks (Cost $791,153,550)		884,425,979

	Preferred Stocks 0.8%
	Germany 0.8%
	Draegerwerk A.G. & Co. KGaA 0.22% (Health Care Equipment & Supplies)	4,986	536,531
	Volkswagen A.G. 1.58% (Automobiles) (b)	32,516	5,007,868
	Total Preferred Stocks (Cost $5,432,608)		5,544,399
	Total Investments, Before Investments Sold Short (Cost $796,586,158) (h)	131.8%	889,970,378

	Investments Sold Short (32.2%)
	Common Stocks Sold Short (32.1%)
	Australia (5.0%)
	Aconex, Ltd. (Internet Software & Services) (c)	(804,180)	(2,451,141)
	APN Outdoor Group, Ltd. (Media)	(41,953)	(154,723)
	ARB Corp., Ltd. (Auto Components)	(24,653)	(302,344)
	Ardent Leisure Group (Hotels, Restaurants & Leisure)	(1,624,809)	(2,716,681)
	Australian Agricultural Co., Ltd. (Food Products) (c)	(722,930)	(957,159)
	Automotive Holdings Group, Ltd. (Specialty Retail)	(285,873)	(875,915)
	Bapcor, Ltd. (Distributors)	(277,898)	(1,256,099)
	Fairfax Media, Ltd. (Media)	(982,053)	(777,786)
	Galaxy Resources, Ltd. (Metals & Mining) (c)	(1,035,603)	(1,524,408)
	Greencross, Ltd. (Specialty Retail)	(155,660)	(718,527)
	GUD Holdings, Ltd. (Household Durables)	(64,025)	(612,079)
	Independence Group NL (Metals & Mining)	(1,075,599)	(2,590,042)
	Infigen Energy (Independent Power & Renewable Electricity Producers) (c)	(1,200,158)	(739,297)
	iSentia Group, Ltd. (Internet Software & Services)	(213,649)	(379,441)
	Jacana Minerals, Ltd. (Metals & Mining) (c)(e)(f)	(26,409)	(2)
	Liquefied Natural Gas, Ltd. (Oil, Gas & Consumable Fuels) (c)	(516,140)	(247,747)
	Mayne Pharma Group, Ltd. (Pharmaceuticals) (c)	(764,534)	(587,162)
	Nanosonics, Ltd. (Health Care Equipment & Supplies) (c)	(845,644)	(1,596,576)
	NEXTDC, Ltd. (Internet Software & Services) (c)	(718,053)	(2,360,958)
	OFX Group, Ltd. (Diversified Financial Services)	(155,517)	(204,038)
	Orocobre, Ltd. (Metals & Mining) (c)	(986,806)	(2,526,223)
	Pact Group Holdings, Ltd. (Containers & Packaging)	(31,924)	(146,340)
	Paladin Energy, Ltd. (Oil, Gas & Consumable Fuels) (c)(e)(f)	(3,372,145)	(126,793)
	Pilbara Minerals, Ltd. (Metals & Mining) (c)	(4,494,970)	(1,402,431)
	Saracen Mineral Holdings, Ltd. (Metals & Mining) (c)	(2,350,923)	(2,529,593)
	Sirtex Medical, Ltd. (Biotechnology)	(49,200)	(633,302)
	Spotless Group Holdings, Ltd. (Commercial Services & Supplies)	(136,510)	(125,589)
	Syrah Resources, Ltd. (Metals & Mining) (c)	(1,084,811)	(2,499,405)
	Virgin Australia Holdings, Ltd. (Airlines) (c)	(854,496)	(119,629)
	Virgin Australia International Holdings Pty, Ltd. (Airlines) (c)(e)(f)	(444,108)	(3,553)
*	Western Areas, Ltd. (Metals & Mining) (c)	(1,500,968)	(2,845,835)
			(34,010,818)
	Austria (0.5%)
	DO & CO A.G. (Hotels, Restaurants & Leisure)	(4,249)	(311,355)
	Schoeller-Bleckmann Oilfield Equipment A.G. (Energy Equipment & Services) (c)	(35,854)	(2,716,415)
			(3,027,770)
	Belgium (0.7%)
	Ablynx N.V. (Biotechnology) (c)	(26,623)	(403,409)
	Fagron (Health Care Providers & Services) (c)	(56,535)	(772,663)
	Ion Beam Applications (Health Care Equipment & Supplies)	(21,480)	(761,315)
	Melexis N.V. (Semiconductors & Semiconductor Equipment)	(5,005)	(430,623)
	Nyrstar N.V. (Metals & Mining) (c)	(402,469)	(2,613,766)
			(4,981,776)
	China (0.1%)
	Boshiwa International Holding, Ltd. (Specialty Retail) (c)(e)(f)	(86,000)	(1,850)
	China Healthwise Holdings, Ltd. (Leisure Products) (c)	(6,464,000)	(102,619)
	FDG Kinetic, Ltd. (Capital Markets) (c)	(1,950,000)	(376,978)
			(481,447)
	Denmark (0.3%)
	ALK-Abello A/S (Pharmaceuticals)	(11,986)	(1,888,836)
	Bang & Olufsen A/S (Household Durables) (c)	(5,114)	(89,544)
	Zealand Pharma A/S (Biotechnology) (c)	(2,496)	(49,664)
			(2,028,044)
	Finland (0.6%)
	Amer Sports OYJ (Leisure Products) (c)	(87,289)	(2,345,653)
	Caverion Corp. (Commercial Services & Supplies) (c)	(25,593)	(214,200)
	Huhtamaki Oyj (Containers & Packaging)	(22,425)	(869,140)
	Tokmanni Group Corp. (Multiline Retail)	(34,065)	(302,446)
			(3,731,439)
	France (0.3%)
	Coface S.A. (Insurance) (c)	(15,809)	(149,718)
	Genfit (Life Sciences Tools & Services) (c)	(6,031)	(192,838)
	Innate Pharma S.A. (Biotechnology) (c)	(56,821)	(729,150)
	Solocal Group (Media) (c)	(291,916)	(293,735)
	SRP Groupe S.A. (Internet & Direct Marketing Retail) (c)(d)	(3,695)	(76,547)
	Technicolor S.A. Registered (Media)	(132,109)	(480,432)
			(1,922,420)
	Germany (1.8%)
	AIXTRON S.E. (Semiconductors & Semiconductor Equipment) (c)	(145,095)	(1,290,631)
	AURELIUS Equity Opportunities S.E. & Co. KGaA (Capital Markets)	(21,417)	(1,262,095)
	Bertrandt A.G. (Professional Services)	(11,344)	(1,081,708)
	Capital Stage A.G. (Independent Power & Renewable Electricity Producers)	(77,179)	(554,583)
	Drillisch A.G. (Wireless Telecommunication Services)	(8,134)	(545,196)
	GfK S.E. (Media) (c)	(139)	(7,799)
	GFT Technologies S.E. (IT Services)	(8,634)	(160,622)
	GRENKE A.G. (Diversified Financial Services)	(16,159)	(1,397,184)
	Hypoport A.G. (Diversified Financial Services) (c)	(11,516)	(1,588,203)
	MBB S.E. (Industrial Conglomerates)	(3,688)	(393,189)
	Nordex S.E. (Electrical Equipment) (c)	(15,175)	(207,307)
	SGL Carbon S.E. (Electrical Equipment) (c)	(132,928)	(1,676,673)
	Vossloh A.G. (Machinery) (c)	(877)	(58,294)
	zooplus A.G. (Internet & Direct Marketing Retail) (c)	(11,651)	(2,224,724)
			(12,448,208)
	Hong Kong (0.6%)
	Anxin-China Holdings, Ltd. (Electronic Equipment, Instruments & Components) (c)(e)(f)	(1,608,000)	(7,926)
	Cafe de Coral Holdings, Ltd. (Hotels, Restaurants & Leisure)	(38,000)	(122,356)
	China Financial International Investments, Ltd. (Capital Markets) (c)	(1,040,000)	(37,947)
	China Goldjoy Group, Ltd. (Technology Hardware, Storage & Peripherals)	(948,000)	(47,334)
	Esprit Holdings, Ltd. (Specialty Retail) (c)	(3,715,381)	(1,831,338)
	Fairwood Holdings, Ltd. (Hotels, Restaurants & Leisure)	(55,000)	(227,442)
	Good Resources Holdings, Ltd. (Diversified Financial Services) (c)	(2,980,000)	(158,332)
	HKBN, Ltd. (Diversified Telecommunication Services)	(159,500)	(157,646)
	HongKong & Shanghai Hotels, Ltd. (Hotels, Restaurants & Leisure)	(149,500)	(266,048)
	Pacific Basin Shipping, Ltd. (Marine) (c)	(3,681,000)	(805,873)
	Realord Group Holdings, Ltd. (Commercial Services & Supplies) (c)	(154,000)	(79,654)
	Regina Miracle International Holdings, Ltd. (Textiles, Apparel & Luxury Goods) (d)	(222,000)	(195,545)
	Texwinca Holdings, Ltd. (Textiles, Apparel & Luxury Goods)	(242,000)	(146,858)
			(4,084,299)
	Ireland (0.5%)
	COSMO Pharmaceuticals N.V. (Pharmaceuticals)	(4,107)	(656,644)
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	(24,363)	(2,433,343)
			(3,089,987)
	Italy (2.6%)
	Anima Holding S.p.A. (Capital Markets) (d)	(241,536)	(1,964,342)
	Banca Monte dei Paschi di Siena S.p.A. (Banks) (c)(e)(f)	(4,515)	(24,180)
	Banco BPM S.p.A. (Banks) (c)	(185,558)	(678,761)
	Brunello Cucinelli S.p.A. (Textiles, Apparel & Luxury Goods)	(27,441)	(805,620)
	Cairo Communication S.p.A. (Media)	(137,808)	(643,087)
	Credito Valtellinese S.p.A. (Banks) (c)	(500,106)	(2,422,569)
	Ei Towers S.p.A. (Diversified Telecommunication Services)	(25,995)	(1,590,958)
	Geox S.p.A. (Textiles, Apparel & Luxury Goods)	(114,722)	(455,228)
	Juventus Football Club S.p.A. (Media) (c)	(2,043,741)	(1,433,484)
	Piaggio & C. S.p.A. (Automobiles)	(40,552)	(112,717)
	Rizzoli Corriere Della Sera Mediagroup S.p.A. (Media) (c)	(210,647)	(302,728)
	Safilo Group S.p.A. (Textiles, Apparel & Luxury Goods) (c)	(15,972)	(122,616)
	Salvatore Ferragamo S.p.A. (Textiles, Apparel & Luxury Goods)	(96,617)	(2,803,337)
	Tamburi Investment Partners S.p.A. (Capital Markets)	(72,718)	(489,385)
	Technogym S.p.A. (Leisure Products) (d)	(58,419)	(431,536)
	Tod's S.p.A. (Textiles, Apparel & Luxury Goods)	(5,435)	(377,673)
*	Yoox Net-A-Porter Group S.p.A. (Internet & Direct Marketing Retail) (c)	(87,676)	(2,900,955)
			(17,559,176)
	Japan (9.0%)
	Advantest Corp. (Semiconductors & Semiconductor Equipment)	(56,500)	(1,038,827)
	Aeria, Inc. (Software) (c)	(46,700)	(1,372,470)
	Ai Holdings Corp. (Electronic Equipment, Instruments & Components)	(48,600)	(1,340,142)
	Aiful Corp. (Consumer Finance) (c)	(772,800)	(2,677,760)
	Anicom Holdings, Inc. (Insurance)	(110,000)	(2,785,795)
	ASKUL Corp. (Internet & Direct Marketing Retail)	(81,400)	(2,495,642)
	Benefit One, Inc. (Professional Services)	(4,000)	(162,547)
	Broccoli Co., Ltd. (Media)	(267,000)	(2,714,926)
	Chiyoda Corp. (Construction & Engineering)	(312,000)	(1,876,330)
	Elecom Co., Ltd. (Technology Hardware, Storage & Peripherals)	(10,700)	(231,092)
	eRex Co., Ltd. (Independent Power & Renewable Electricity Producers)	(237,300)	(2,090,057)
	Evolable Asia Corp. (Internet & Direct Marketing Retail) (c)	(5,500)	(131,906)
	FP Corp. (Containers & Packaging)	(17,400)	(951,717)
	Fuji Kyuko Co., Ltd. (Hotels, Restaurants & Leisure)	(40,000)	(421,244)
	Fuji Seal International, Inc. (Containers & Packaging)	(15,300)	(429,530)
	Funai Soken Holdings, Inc. (Professional Services)	(10,600)	(276,334)
	GMO Cloud K.K. (Internet Software & Services)	(12,700)	(459,640)
	GNI Group, Ltd. (Biotechnology) (c)	(198,000)	(1,140,460)
	Ichikoh Industries, Ltd. (Auto Components)	(119,000)	(933,693)
	IDOM, Inc. (Specialty Retail)	(138,000)	(915,035)
	Istyle, Inc. (Internet Software & Services)	(262,300)	(1,743,987)
	J Trust Co., Ltd. (Consumer Finance)	(19,200)	(153,259)
	Jamco Corp. (Aerospace & Defense)	(48,500)	(1,233,122)
	Japan Investment Adviser Co., Ltd. (Diversified Financial Services)	(9,500)	(373,554)
	Japan Lifeline Co., Ltd. (Health Care Providers & Services)	(13,700)	(631,285)
	Kotobuki Spirits Co., Ltd. (Food Products)	(42,600)	(1,572,697)
	LIFULL Co., Ltd. (Media)	(143,100)	(1,143,554)
	M&A Capital Partners Co., Ltd. (Capital Markets) (c)	(57,800)	(2,631,920)
	Maruwa Unyu Kikan Co., Ltd. (Air Freight & Logistics)	(17,800)	(649,871)
	Matsuya Co., Ltd. (Multiline Retail)	(52,500)	(441,925)
	Medical Data Vision Co., Ltd. (Health Care Technology) (c)	(57,700)	(1,270,766)
	Mitsubishi Pencil Co., Ltd. (Commercial Services & Supplies)	(800)	(21,806)
	Miura Co., Ltd. (Machinery)	(23,100)	(467,888)
	MonotaRO Co., Ltd. (Trading Companies & Distributors)	(71,900)	(2,373,949)
	Nihon M&A Center, Inc. (Professional Services)	(29,500)	(1,184,067)
	Nippon Gas Co., Ltd. (Oil, Gas & Consumable Fuels)	(9,300)	(291,877)
	OSAKA Titanium Technologies Co., Ltd. (Metals & Mining)	(102,400)	(1,581,815)
	Pacific Metals Co., Ltd. (Metals & Mining) (c)	(749,000)	(2,011,012)
	Pioneer Corp. (Household Durables) (c)	(740,100)	(1,463,484)
	Rakus Co., Ltd. (Internet Software & Services)	(9,200)	(202,451)
	SanBio Co., Ltd. (Biotechnology) (c)	(30,600)	(401,912)
	Sanrio Co., Ltd. (Specialty Retail)	(38,900)	(781,564)
	Septeni Holdings Co., Ltd. (Media)	(66,200)	(202,362)
	Seria Co., Ltd. (Multiline Retail)	(22,300)	(1,106,454)
	Strike Co., Ltd. (Capital Markets)	(5,000)	(215,202)
	Toho Titanium Co., Ltd. (Metals & Mining)	(99,500)	(771,668)
	Tokyo Individualized Educational Institute, Inc. (Diversified Consumer Services)	(26,200)	(302,056)
	Tosho Co., Ltd. (Hotels, Restaurants & Leisure)	(17,100)	(791,056)
	Towa Corp. (Semiconductors & Semiconductor Equipment)	(47,300)	(738,814)
	Unitika, Ltd. (Textiles, Apparel & Luxury Goods) (c)	(1,331,000)	(941,703)
	W-Scope Corp. (Chemicals)	(95,300)	(2,024,514)
	Wacom Co., Ltd. (Technology Hardware, Storage & Peripherals)	(313,900)	(1,133,223)
	WEDGE Holdings Co., Ltd. (Consumer Finance) (c)	(44,800)	(252,354)
	Yakuodo Co., Ltd. (Food & Staples Retailing)	(92,100)	(2,518,767)
	Yonex Co., Ltd. (Leisure Products)	(31,900)	(305,849)
	Yume No Machi Souzou Iinkai Co., Ltd. (Internet & Direct Marketing Retail)	(36,500)	(415,506)
	Yushin Precision Equipment Co., Ltd. (Machinery)	(16,500)	(415,026)
	Zenrin Co., Ltd. (Media)	(53,400)	(1,644,455)
			(60,851,921)
	Jersey (0.0%) ‡
	Sanne Group PLC (Capital Markets)	(9,563)	(87,186)

	Malta (0.0%) ‡
	Gaming Innovation Group, Inc. (Internet Software & Services) (c)	(149,470)	(92,007)

	Netherlands (0.9%)
	Brunel International N.V. (Professional Services)	(45,351)	(697,120)
	Flow Traders (Capital Markets) (d)	(78,247)	(2,369,445)
	GrandVision N.V. (Specialty Retail) (d)	(3,860)	(109,119)
	SIF Holding N.V. (Electrical Equipment)	(8,900)	(203,183)
	TomTom N.V. (Household Durables) (c)	(111,556)	(1,186,295)
	Wessanen N.V. (Food Products)	(101,696)	(1,793,778)
			(6,358,940)
	Norway (2.1%)
	Aker Solutions ASA (Energy Equipment & Services) (c)	(500,720)	(2,507,150)
	BW Offshore, Ltd. (Energy Equipment & Services) (c)	(23,744)	(73,079)
*	DNO ASA (Oil, Gas & Consumable Fuels) (c)	(2,551,985)	(2,972,991)
	Nordic Nanovector ASA (Biotechnology) (c)	(75,223)	(802,184)
	Nordic Semiconductor ASA (Semiconductors & Semiconductor Equipment) (c)	(198,836)	(983,704)
	Norwegian Air Shuttle ASA (Airlines) (c)	(107,464)	(2,644,624)
	Opera Software ASA (Internet Software & Services) (c)	(217,272)	(898,064)
*	Petroleum Geo-Services ASA (Energy Equipment & Services) (c)	(1,300,483)	(2,843,155)
	Scatec Solar ASA (Independent Power & Renewable Electricity Producers) (d)	(50,887)	(298,351)
	XXL ASA (Specialty Retail) (d)	(46,517)	(452,578)
			(14,475,880)
	Singapore (0.3%)
	Ezion Holdings, Ltd. (Energy Equipment & Services) (c)	(3,342,700)	(591,999)
	Raffles Medical Group, Ltd. (Health Care Providers & Services)	(967,950)	(917,844)
	SIIC Environment Holdings, Ltd. (Water Utilities)	(593,880)	(212,546)
	Singapore Post, Ltd. (Air Freight & Logistics)	(588,800)	(571,355)
			(2,293,744)
	South Africa (0.2%)
	Petra Diamonds, Ltd. (Metals & Mining) (c)	(804,297)	(1,013,436)

	Spain (0.2%)
	Codere S.A. (Hotels, Restaurants & Leisure) (c)	(185,460)	(98,796)
	Pharma Mar S.A. (Biotechnology) (c)	(269,264)	(1,227,206)
	Tubacex S.A. (Metals & Mining) (c)	(75,985)	(296,839)
			(1,622,841)
	Sweden (0.7%)
	Avanza Bank Holding AB (Capital Markets)	(1,902)	(78,471)
	Axactor AB (Diversified Financial Services) (c)	(1,138,864)	(369,345)
	Byggmax Group AB (Specialty Retail)	(9,967)	(80,550)
	Cloetta AB B Shares (Food Products)	(72,231)	(258,549)
	NetEnt AB (Internet Software & Services) (c)	(185,533)	(1,790,114)
	RaySearch Laboratories AB (Health Care Technology) (c)	(15,954)	(391,252)
	Starbreeze AB (Software) (c)	(14,795)	(27,854)
	Tobii AB (Technology Hardware, Storage & Peripherals) (c)	(215,637)	(966,838)
	Vitrolife AB (Biotechnology)	(5,775)	(467,791)
			(4,430,764)
	Switzerland (0.8%)
	Ascom Holding A.G. Registered (Communications Equipment)	(16,451)	(325,805)
	Burckhardt Compression Holding A.G. (Machinery)	(4,595)	(1,365,028)
	EFG International A.G. (Capital Markets) (c)	(322,110)	(2,395,130)
	Interroll Holding A.G. Registered (Machinery)	(97)	(127,200)
	u-blox Holding A.G. (Semiconductors & Semiconductor Equipment) (c)	(7,461)	(1,482,246)
			(5,695,409)
	United Kingdom (4.9%)
	AO World PLC (Internet & Direct Marketing Retail) (c)	(6,446)	(10,014)
	BTG PLC (Pharmaceuticals) (c)	(156,541)	(1,361,100)
	Cairn Energy PLC (Oil, Gas & Consumable Fuels) (c)	(214,318)	(508,140)
	Dairy Crest Group PLC (Food Products)	(325,133)	(2,546,000)
	Dignity PLC (Diversified Consumer Services)	(25,478)	(856,192)
	Domino's Pizza Group PLC (Hotels, Restaurants & Leisure)	(630,122)	(2,214,805)
	Essentra PLC (Chemicals)	(308,753)	(2,181,460)
	Hill & Smith Holdings PLC (Metals & Mining)	(10,610)	(187,584)
	Hunting PLC (Energy Equipment & Services) (c)	(4,963)	(30,626)
	Imagination Technologies Group PLC (Semiconductors & Semiconductor Equipment) (c)	(218,700)	(416,959)
	Interserve PLC (Commercial Services & Supplies)	(28,733)	(85,583)
	Janus Henderson Group PLC (Capital Markets) (c)	(5,994)	(200,739)
*	KAZ Minerals PLC (Metals & Mining) (c)	(323,917)	(3,068,561)
	Laird PLC (Electronic Equipment, Instruments & Components)	(780,904)	(1,540,336)
	Lancashire Holdings, Ltd. (Insurance)	(53,719)	(515,275)
	Lonmin PLC (Metals & Mining) (c)	(101,134)	(110,419)
	McCarthy & Stone PLC (Household Durables) (d)	(90,079)	(201,689)
	Metro Bank PLC (Banks) (c)	(49,306)	(2,356,269)
	NCC Group PLC (IT Services)	(939,234)	(2,404,098)
	Ocado Group PLC (Internet & Direct Marketing Retail) (c)	(83,947)	(333,497)
	Oxford Instruments PLC (Electronic Equipment, Instruments & Components)	(63)	(872)
	Pets at Home Group PLC (Specialty Retail)	(60,713)	(130,170)
	Renewi PLC (Commercial Services & Supplies)	(29,222)	(35,471)
	Restaurant Group PLC (Hotels, Restaurants & Leisure)	(95,004)	(419,165)
	Serco Group PLC (Commercial Services & Supplies) (c)	(1,070,828)	(1,568,265)
	SIG PLC (Trading Companies & Distributors)	(186,987)	(408,306)
	Stobart Group, Ltd. (Oil, Gas & Consumable Fuels)	(29,147)	(106,025)
	Ted Baker PLC (Textiles, Apparel & Luxury Goods)	(60,849)	(2,022,359)
	Telecom Plus PLC (Multi-Utilities)	(107,028)	(1,619,711)
	Tullow Oil PLC (Oil, Gas & Consumable Fuels) (c)	(1,239,736)	(2,749,626)
	Vectura Group PLC (Pharmaceuticals) (c)	(1,731,158)	(2,606,147)
			(32,795,463)
	Total Common Stocks Sold Short (Proceeds $207,900,679)		(217,082,975)

	Exchange-Traded Funds Sold Short (0.1%) (g)
	United States (0.1%)
	iShares MSCI EAFE ETF (Capital Markets)	(6,023)	(403,120)

	Total Exchange-Traded Funds Sold Short (Proceeds $401,937)		(403,120)

	Rights Sold Short (0.0%)‡
	Austria (0.0%) ‡
	Intercell A.G. (Biotechnology) (c)(e)(f)	(19,159)	(2)

	Total Rights Sold Short (Proceeds $0)		(2)
	Total Investments Sold Short (Proceeds $208,302,616)	(32.2)%	(217,486,097)
	Total Investments, Net of Investments Sold Short (Cost $588,283,542)	99.6	672,484,281
	Other Assets, Less Liabilities	0.4	2,767,338
	Net Assets	100.0%	$675,251,619

¤	Among the Fund's 10 largest holdings, as of July 31, 2017. May be subject to change daily.
*	Among the Fund's 5 largest short positions, as of July 31, 2017. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	All or a portion of this security was held on loan. As of July 31, 2017, the market value of securities loaned was $8,875,079 and the Fund received non-cash collateral in the amount of $9,350,927.
(b)	Represents a security, or a portion thereof, which is maintained in a segregated account at the Fund's custodian as collateral for securities sold short (See Note 2(I)).
(c)	Non-income producing security.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Illiquid security - As of July 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $(164,306), which represented less than (0.1)% of the Fund's net assets.
(f)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of these securities was $(164,306), which represented less than (0.1)% of the Fund's net assets.
(g)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(h)	As of July 31, 2017, cost was $801,742,179 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$101,133,026
Gross unrealized depreciation	(12,904,827)
Net unrealized appreciation	$88,228,199

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
E-mini MSCI EAFE Index	32	September 2017	$3,102,240	$46,768

1. As of July 31, 2017, cash in the amount of $112,000 was on deposit with a broker or futures commission merchant for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CVA	—Company Voluntary Agreement
ETF	—Exchange-Traded Fund
REIT	—Real Estate Investment Trust

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$884,425,979	$—	$—	$884,425,979
Preferred Stocks	5,544,399	—	—	5,544,399
Total Investments in Securities	889,970,378	—	—	889,970,378
Other Financial Instruments
Futures Contracts (e)	46,768	—	—	46,768
Total Investments in Securities and Other Financial Instruments	$890,017,146	$—	$—	$890,017,146

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Common Stocks Sold Short (a)	$(216,918,671)	$(126,793	)(c)	$(37,511	)(b)	$(217,082,975)
Exchange- Traded Funds Sold Short	(403,120)	—		—		(403,120)
Rights Sold Short (d)	—	—		(2)		(2)
Total Investments in Securities Sold Short	$(217,321,791)	$(126,793)		$(37,513)		$(217,486,097)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $(3,555), $(1,850), $(7,926), and $(24,180) are held in Australia, China, Hong Kong, and Italy, respectively, within the Common Stocks Sold Short section of the Portfolio of Investments.

(c)	The Level 2 security valued at $(126,793) is held in Australia within the Common Stocks Sold Short section of the Portfolio of Investments.

(d)	The Level 3 security valued at $(2) is held in Austria within the Rights Sold Short section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2017
Common Stocks Sold Short
Australia	$(3,380)	$-	$-	$(175)	$-	$-	$-	$-	$(3,555)	$(175)
China	(190,533)	-	(130,984)	(206,320)	525,987	-	-	-	(1,850)	(206,320)
Hong Kong	(7,983)	-	-	57	-		-	-	(7,926)	57
Italy	-	-	39	303,341	-	(327,560)	-	-	(24,180)	303,341
Rights Sold Short
Austria	(2)	-	-	-	-	-	-	-	(2)	-
Total	$(201,898)	$-	$(130,945)	$96,903	$525,987	$(327,560)	$-	$-	$(37,513)	$96,903

MainStay Moderate Allocation Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.2% †
Equity Funds 66.7%
IQ 50 Percent Hedged FTSE Europe ETF (a)	466,054	$9,064,704
IQ 50 Percent Hedged FTSE International ETF (a)	1,190,765	24,291,606
IQ Chaikin U.S. Small Cap ETF (a)	417,557	10,631,001
IQ Global Resources ETF	283,253	7,497,707
MainStay Absolute Return Multi-Strategy Fund Class I (a)	3,118,643	31,279,987
MainStay Cornerstone Growth Fund Class I (a)(b)	288,407	9,312,659
MainStay Cushing MLP Premier Fund Class I	350,092	4,687,730
MainStay Cushing Renaissance Advantage Fund Class I (a)	1,237,126	23,666,219
MainStay Emerging Markets Equity Fund Class I (a)	4,126,729	42,587,838
MainStay Epoch Capital Growth Fund Class I (a)	499,593	5,990,125
MainStay Epoch Global Choice Fund Class I (a)	830,635	17,476,561
MainStay Epoch International Choice Fund Class I	623,146	21,972,112
MainStay Epoch U.S. All Cap Fund Class I (a)	1,420,638	41,795,179
MainStay Epoch U.S. Equity Yield Fund Class I (a)	1,889,550	30,024,946
MainStay Epoch U.S. Small Cap Fund Class I (a)	1,070,134	34,169,365
MainStay International Equity Fund Class I	268,707	4,250,942
MainStay International Opportunities Fund Class I	2,777,402	25,857,611
MainStay Large Cap Growth Fund Class I	3,047,863	31,850,173
MainStay MAP Equity Fund Class I (a)	1,228,235	53,133,431
MainStay S&P 500 Index Fund Class I	39,811	2,051,084
MainStay U.S. Equity Opportunities Fund Class I (a)	4,852,510	49,447,079
Total Equity Funds (Cost $386,578,899)		481,038,059

Fixed Income Funds 32.5%
IQ Enhanced Core Bond U.S. ETF (a)	290,692	5,706,284
IQ Enhanced Core Plus Bond U.S. ETF (a)	1,365,374	27,498,632
IQ S&P High Yield Low Volatility Bond ETF	122,620	3,136,607
MainStay Convertible Fund Class I	823,504	14,370,148
MainStay Floating Rate Fund Class I	3,791,294	35,486,512
MainStay High Yield Corporate Bond Fund Class I	1,666,394	9,665,085
MainStay Indexed Bond Fund Class I (a)	641,222	6,854,662
MainStay Short Duration High Yield Fund Class I	1,636,219	16,313,105
MainStay Total Return Bond Fund Class I (a)	9,073,380	96,540,762
MainStay Unconstrained Bond Fund Class I	2,168,380	19,298,581
Total Fixed Income Funds (Cost $230,494,512)		234,870,378
Total Affiliated Investment Companies (Cost $617,073,411)		715,908,437

	Principal Amount
Short-Term Investment 0.9%
Repurchase Agreement 0.9%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $6,383,116 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.25% and a maturity date of 10/2/19, with a Principal Amount of $6,515,000 and a Market Value of $6,513,632)	$6,383,095	6,383,095
Total Short-Term Investment (Cost $6,383,095)		6,383,095
Total Investments (Cost $623,456,506) (c)	100.1%	722,291,532
Other Assets, Less Liabilities	(0.1)	(490,109)
Net Assets	100.0%	$721,801,423

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2017, cost was $631,844,751 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$100,839,671
Gross unrealized depreciation	(10,392,890)
Net unrealized appreciation	$90,446,781

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$481,038,059	$—	$—	$481,038,059
Fixed Income Funds	234,870,378	—	—	234,870,378
Short-Term Investment
Repurchase Agreement	—	6,383,095	—	6,383,095
Total Investments in Securities	$715,908,437	$6,383,095	$—	$722,291,532

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Moderate Growth Allocation Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 99.2% †
Equity Funds 84.1%
IQ 50 Percent Hedged FTSE Europe ETF (a)	477,871	$9,294,543
IQ 50 Percent Hedged FTSE International ETF (a)	1,214,912	24,784,205
IQ Chaikin U.S. Small Cap ETF (a)	454,879	11,581,220
IQ Global Resources ETF (a)	381,568	10,100,105
MainStay Absolute Return Multi-Strategy Fund Class I (a)	1,331,147	13,351,400
MainStay Cornerstone Growth Fund Class I (a)(b)	302,442	9,765,857
MainStay Cushing MLP Premier Fund Class I	356,386	4,772,013
MainStay Cushing Renaissance Advantage Fund Class I (a)	2,093,056	40,040,157
MainStay Emerging Markets Equity Fund Class I (a)	4,877,699	50,337,855
MainStay Epoch Capital Growth Fund Class I (a)	482,465	5,784,752
MainStay Epoch Global Choice Fund Class I (a)	805,730	16,952,563
MainStay Epoch International Choice Fund Class I (a)	967,756	34,123,062
MainStay Epoch U.S. All Cap Fund Class I (a)	1,326,354	39,021,325
MainStay Epoch U.S. Equity Yield Fund Class I (a)	2,050,660	32,584,990
MainStay Epoch U.S. Small Cap Fund Class I (a)	2,370,159	75,679,166
MainStay International Equity Fund Class I	622,598	9,849,496
MainStay International Opportunities Fund Class I (a)	4,151,337	38,648,944
MainStay Large Cap Growth Fund Class I	4,656,618	48,661,661
MainStay MAP Equity Fund Class I (a)	1,649,282	71,347,943
MainStay S&P 500 Index Fund Class I	105,152	5,417,419
MainStay U.S. Equity Opportunities Fund Class I (a)	6,310,795	64,306,997
Total Equity Funds (Cost $477,190,759)		616,405,673

Fixed Income Funds 15.1%
IQ Enhanced Core Plus Bond U.S. ETF	319,317	6,431,044
IQ S&P High Yield Low Volatility Bond ETF	103,418	2,645,422
MainStay Convertible Fund Class I	829,502	14,474,811
MainStay Floating Rate Fund Class I	4,040,809	37,821,972
MainStay High Yield Corporate Bond Fund Class I	1,448,787	8,402,965
MainStay Short Duration High Yield Fund Class I	1,580,768	15,760,257
MainStay Total Return Bond Fund Class I	650,767	6,924,158
MainStay Unconstrained Bond Fund Class I	2,056,568	18,303,459
Total Fixed Income Funds (Cost $107,323,055)		110,764,088
Total Affiliated Investment Companies (Cost $584,513,814)		727,169,761

	Principal Amount
Short-Term Investment 0.9%
Repurchase Agreement 0.9%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $6,672,298 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.375% and a maturity date of 8/15/19, with a Principal Amount of $6,815,000 and a Market Value of $6,807,224)	$6,672,276	6,672,276
Total Short-Term Investment (Cost $6,672,276)		6,672,276
Total Investments (Cost $591,186,090) (c)	100.1%	733,842,037
Other Assets, Less Liabilities	(0.1)	(628,314)
Net Assets	100.0%	$733,213,723

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeds 5% of the outstanding shares of the Underlying Fund's share class.
(b)	Non-income producing Underlying Fund.
(c)	As of July 31, 2017, cost was $601,236,253 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$144,819,446
Gross unrealized depreciation	(12,213,662)
Net unrealized appreciation	$132,605,784

The following abbreviations are used above:
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$616,405,673	$—	$—	$616,405,673
Fixed Income Funds	110,764,088	—	—	110,764,088
Short-Term Investment
Repurchase Agreement	—	6,672,276	—	6,672,276
Total Investments in Securities	$727,169,761	$6,672,276	$—	$733,842,037

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay New York Tax Free Opportunities Fund
Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 99.7% †
	Airport 3.5%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds
	Series C 6.00%, due 10/1/23 (a)	$500,000	$518,005
	Series C, Insured: AGM 6.00%, due 10/1/34 (a)	1,000,000	1,159,460
	New York Transportation Development Corp., American Airlines-JFK International Airport, Revenue Bonds 5.00%, due 8/1/31 (a)	2,300,000	2,462,058
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Revenue Bonds Series A 5.00%, due 7/1/46 (a)	2,000,000	2,167,860
	Niagara Frontier Transportation Authority, Buffalo Niagara International Airport, Revenue Bonds
	Series A 5.00%, due 4/1/24 (a)	590,000	690,607
	Series A 5.00%, due 4/1/27 (a)	700,000	794,073
	Series A 5.00%, due 4/1/29 (a)	325,000	364,575
			8,156,638
	Development 12.1%
	Brooklyn Arena Local Development Corp., Brooklyn Events Center LLC, Revenue Bonds Series A 5.00%, due 7/15/42	2,000,000	2,250,840
	Buffalo & Erie County Industrial Land Development Corp., Buffalo State College Foundation Housing, Revenue Bonds Series A 5.375%, due 10/1/41	855,000	953,222
	Build NYC Resource Corp., Pratt Paper, Inc. Project, Revenue Bonds 5.00%, due 1/1/35 (a)(b)	1,000,000	1,078,910
	Build NYC Resource Corp., YMCA of Greater New York, Revenue Bonds
	5.00%, due 8/1/32	1,000,000	1,103,210
	5.00%, due 8/1/42	1,000,000	1,095,380
	Dobbs Ferry Local Development Corp., Mercy College Project, Revenue Bonds 5.00%, due 7/1/39	1,000,000	1,137,110
	Dutchess County Local Development Corp., Revenue Bonds Series A 5.00%, due 7/1/34	500,000	558,390
	Hempstead Town Local Development Corp., Adelphi University Project, Revenue Bonds Series B 5.25%, due 2/1/39	475,000	501,163
	New York City Industrial Development Agency, Revenue Bonds Series A 5.00%, due 7/1/28 (a)	1,500,000	1,608,480
	New York City, Trust for Cultural Resource, Alvin Ailey Dance Foundation, Revenue Bonds Series A 4.00%, due 7/1/46	1,515,000	1,571,964
	New York Liberty Development Corp., Bank of America, Revenue Bonds
	Class 2 5.625%, due 7/15/47	1,050,000	1,159,179
	Class 2 6.375%, due 7/15/49	545,000	591,118
	New York Liberty Development Corp., Goldman Sachs Headquarters, Revenue Bonds
	5.25%, due 10/1/35	500,000	630,435
	5.50%, due 10/1/37	700,000	915,075
¤	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	Class 2 5.00%, due 9/15/43	1,040,000	1,161,711
	Class 3 5.00%, due 3/15/44	1,500,000	1,634,280
	Class 2 5.375%, due 11/15/40 (b)	1,500,000	1,668,255
	5.75%, due 11/15/51	1,500,000	1,733,055
	Class 3 7.25%, due 11/15/44 (b)	500,000	597,110
	Port Authority of New York & New Jersey, JFK International Airport, Revenue Bonds
	5.50%, due 12/1/31	950,000	1,050,197
	Insured: AGM
	6.00%, due 12/1/42	730,000	819,410
	Syracuse Industrial Development Agency, Carousel Center Project, Revenue Bonds Series A 5.00%, due 1/1/34 (a)	2,750,000	3,105,053
	Westchester County Local Development Corp., Pace University, Revenue Bonds Series A 5.50%, due 5/1/42	1,000,000	1,111,000
			28,034,547
	Education 3.2%
	Buffalo & Erie County Industrial Land Development Corp., Tapestry Charter School Project, Revenue Bonds
	5.00%, due 8/1/37	1,325,000	1,390,919
	5.00%, due 8/1/47	1,040,000	1,078,761
	5.00%, due 8/1/52	1,035,000	1,062,024
	Build NYC Resource Corp., Revenue Bonds 5.00%, due 7/1/45	1,120,000	1,263,730
	New York State Dormitory Authority, Revenue Bonds Insured: AMBAC 4.625%, due 7/1/36	200,000	200,188
	Rensselaer NY, City School District, Certificates of Participation
	Insured: AGM 4.00%, due 6/1/34	650,000	677,755
	Insured: AGM 4.00%, due 6/1/35	850,000	884,977
	Riverhead Industrial Development Agency, Revenue Bonds
	7.00%, due 8/1/43	575,000	603,911
	7.00%, due 8/1/48	165,000	172,453
			7,334,718
	Facilities 1.5%
	Build NYC Resource Corp., Royal Charter Properties, Revenue Bonds Insured: AGM 4.75%, due 12/15/32	2,000,000	2,182,780
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds Series M-3, Insured: NATL-RE 6.00%, due 7/1/25	200,000	224,454
	Territory of Guam, Unlimited General Obligation Series A 6.75%, due 11/15/29	1,000,000	1,129,470
			3,536,704
	General 19.2%
	Build NYC Resource Corp., Bronx Charter School For Excellence, Revenue Bonds Series A 5.50%, due 4/1/43	1,000,000	1,043,870
	Hudson Yards Infrastructure Corp., Revenue Bonds
	Series A 5.25%, due 2/15/47	1,400,000	1,563,786
	5.75%, due 2/15/47	2,025,000	2,342,261
	New York City Industrial Development Agency, Pilot-Queens Baseball Stadium, Revenue Bonds Insured: AMBAC 5.00%, due 1/1/46	2,300,000	2,304,968
	New York City Industrial Development Agency, Queens Baseball Stadium, Revenue Bonds
	Insured: AMBAC 5.00%, due 1/1/31	465,000	465,972
	Insured: AMBAC 5.00%, due 1/1/36	1,780,000	1,783,845
	Insured: AMBAC 5.00%, due 1/1/39	560,000	561,221
	Insured: AGC 6.375%, due 1/1/39	500,000	538,295
	New York City Industrial Development Agency, United Jewish Appeal, Revenue Bonds 5.00%, due 7/1/34	1,000,000	1,108,990
	New York City Industrial Development Agency, Yankee Stadium, Revenue Bonds
	Insured: AGC (zero coupon), due 3/1/40	380,000	162,936
	Insured: AGC (zero coupon), due 3/1/44	500,000	181,245
	Insured: AGC (zero coupon), due 3/1/45	200,000	69,600
	Insured: AGC (zero coupon), due 3/1/46	3,250,000	1,085,597
	Insured: AGC (zero coupon), due 3/1/47	1,115,000	357,413
	New York City NY, Housing Development Corp., Revenue Bonds Series A 5.00%, due 7/1/23	1,400,000	1,671,628
	New York City Transitional Finance Authority, Building Aid, Revenue Bonds
	Series S-1 4.00%, due 7/15/36	1,500,000	1,610,865
	Series S 6.00%, due 7/15/38	500,000	524,265
	New York City Trust for Cultural Resources, American Museum of National History, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,128,730
	New York City Trust For Cultural Resources, The Museum of Modern Art, Revenue Bonds 4.00%, due 4/1/30	1,200,000	1,360,032
	New York Convention Center Development Corp., CABS Subordinated Lien Hotel Unit Fee, Revenue Bonds Series B, Insured: AGM (zero coupon), due 11/15/49	6,500,000	1,866,540
	New York Convention Center Development Corp., Revenue Bonds 5.00%, due 11/15/40	1,500,000	1,739,535
	Puerto Rico Convention Center District Authority, Revenue Bonds
	Series A, Insured: AGC 4.50%, due 7/1/36	500,000	500,200
	Series A, Insured: AMBAC 5.00%, due 7/1/18	1,000,000	1,001,980
	Puerto Rico Infrastructure Financing Authority, Revenue Bonds
	Series C, Insured: AMBAC 5.50%, due 7/1/18	1,080,000	1,105,488
	Series C, Insured: AMBAC 5.50%, due 7/1/24	650,000	703,079
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series C, Insured: AGC 5.25%, due 8/1/23	85,000	93,422
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds Series A, Insured: AMBAC (zero coupon), due 8/1/47	9,750,000	1,823,055
	Schenectady Metroplex Development Authority, Revenue Bonds Series A, Insured: AGM 5.50%, due 8/1/33	1,000,000	1,181,150
¤	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/35	1,450,000	1,579,644
	Series A 5.125%, due 1/1/42	1,000,000	1,052,130
	Series A 5.375%, due 12/1/24	1,125,000	1,238,580
	Series A 5.75%, due 12/1/34	500,000	554,795
	Series A 6.50%, due 11/1/40	2,000,000	2,304,340
	Territory of Guam, Section 30, Revenue Bonds Series A 5.00%, due 12/1/32	1,000,000	1,115,560
	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan, Revenue Bonds
	Series A 5.00%, due 10/1/32	1,000,000	754,930
	Series A. Insured: AGM 5.00%, due 10/1/32 (b)	1,200,000	1,260,312
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds
	Subseries A 6.00%, due 10/1/39	505,000	357,702
	Series A 6.75%, due 10/1/37	2,380,000	1,888,911
	Virgin Islands Public Finance Authority, Revenue Bonds
	Series A 5.00%, due 10/1/29	1,000,000	776,340
	Series A, Insured: AGM 5.00%, due 10/1/32	1,415,000	1,486,118
			44,249,330
	General Obligation 10.0%
	Buffalo NY, Limited General Obligation
	Series A 5.00%, due 4/1/27	500,000	619,370
	Series A 5.00%, due 4/1/28	400,000	491,380
	City of Newburgh NY, Limited General Obligation Series A 5.50%, due 6/15/31	500,000	547,345
	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 7/1/35	835,000	871,531
	Insured: AGM 5.25%, due 7/1/20	375,000	401,857
	Series A, Insured: AGM 5.25%, due 7/1/24	110,000	116,243
	Series A, Insured: AGM 5.375%, due 7/1/25	140,000	148,316
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	820,000	863,214
	Series A, Insured: AGC 5.50%, due 7/1/29	225,000	257,657
¤	County of Nassau NY, General Obligation
	Series A 4.00%, due 4/1/27	1,000,000	1,059,160
	Insured: BAM 5.00%, due 4/1/39	4,000,000	4,598,160
	County of Rockland NY, Limited General Obligation
	Insured: BAM 5.00%, due 6/1/24	500,000	590,620
	Insured: BAM 5.00%, due 6/1/25	560,000	666,338
	Insured: BAM 5.00%, due 6/1/26	550,000	659,576
	Glens Falls NY, Limited General Obligation
	Insured: AGM 4.00%, due 1/15/31	500,000	546,860
	Insured: AGM 4.00%, due 1/15/32	315,000	341,800
	Insured: AGM 4.00%, due 1/15/33	250,000	270,098
	New York NY Adjustable-Fiscal 2017, Unlimited General Obligation Subseries A-7 0.78%, due 8/1/44 (c)	600,000	600,000
	Newburgh City NY, Limited General Obligation Series A, Insured: AGM 3.50%, due 7/15/36	725,000	727,160
	Niagara Falls NY, Limited General Obligation
	Insured: BAM 3.00%, due 5/15/31	1,000,000	983,850
	Insured: BAM 3.00%, due 5/15/32	325,000	316,069
	Insured: BAM 3.00%, due 5/15/36	210,000	197,180
	Puerto Rico Municipal Finance Agency, Revenue Bonds Series A, Insured: AGM 4.75%, due 8/1/22	1,420,000	1,437,949
	State of New York, General Obligation Series B, Insured: AMBAC 1.727%, due 3/14/31 (c)	2,975,000	2,826,250
	Town of Oyster Bay NY, Limited General Obligation Insured: AGM 4.00%, due 8/1/30	365,000	386,455
	Town of Oyster Bay NY, Public Improvement Project, General Obligation Series A, Insured: BAM 5.00%, due 1/15/28	500,000	570,655
	Town of Oyster Bay NY, Unlimited General Obligation Series C 4.00%, due 6/1/18	2,000,000	2,021,220
			23,116,313
	Higher Education 10.6%
	Build NYC Resource Corp., Manhattan College Project, Revenue Bonds 4.00%, due 8/1/42	1,500,000	1,571,220
	County of Cattaraugus NY, St. Bonaventure University, Revenue Bonds 5.00%, due 5/1/44	1,200,000	1,294,224
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Revenue Bonds
	Series A-2 4.50%, due 8/1/36	365,000	300,187
	Series A-1 5.00%, due 8/1/46	1,270,000	1,079,564
	Dutchess County Local Development Corp., Culinary Institute of America Project, Revenue Bonds
	Series A-1 5.00%, due 7/1/31	375,000	434,081
	5.00%, due 7/1/33	400,000	459,640
	Dutchess County Local Development Corp., Marist College Project, Revenue Bonds Series A 5.00%, due 7/1/39	1,000,000	1,105,090
	Madison County Capital Resource Corp., Colgate University Project, Revenue Bonds Series A 5.00%, due 7/1/29	1,000,000	1,146,880
	Monroe County Industrial Development Corp., St. John Fisher College, Revenue Bonds Series A 5.00%, due 6/1/24	330,000	378,569
	New York City Industrial Development Agency, Polytechnic University Project, Revenue Bonds Insured: ACA 5.25%, due 11/1/37	440,000	444,897
	New York City of Albany Capital Resource Corp., Albany College of Pharmacy & Health Sciences Project, Revenue Bonds Series A 5.00%, due 12/1/33	150,000	169,821
	New York State Dormitory Authority, Culinary Institute of America, Revenue Bonds 6.00%, due 7/1/38	1,500,000	1,658,130
	New York State Dormitory Authority, Fordham University, Revenue Bonds Series A 5.00%, due 7/1/41	1,000,000	1,159,250
¤	New York State Dormitory Authority, New York University, Revenue Bonds
	Series A 4.00%, due 7/1/43	2,950,000	3,110,657
	Series A 5.25%, due 7/1/48	755,000	784,943
	New York State Dormitory Authority, The New School, Revenue Bonds
	Series A 5.00%, due 7/1/35	210,000	241,391
	6.00%, due 7/1/50	1,500,000	1,711,545
	Orange County Funding Corp., Mount St. Mary College, Revenue Bonds Series A 5.00%, due 7/1/42	1,000,000	1,061,850
	St. Lawrence County Industrial Development Agency, Civic Development Corp., St. Lawrence University, Revenue Bonds Series A 4.00%, due 7/1/43	3,000,000	3,133,860
	St. Lawrence County Industrial Development Agency, Clarkson University Project, Revenue Bonds
	5.00%, due 9/1/47	1,300,000	1,484,899
	5.375%, due 9/1/41	500,000	566,890
	Troy Capital Resource Corp., Rensselaer Polytechnic Institute, Revenue Bonds 5.00%, due 8/1/32	1,000,000	1,152,720
			24,450,308
	Housing 0.6%
	Albany Capital Resource Corp., Empire Commons Student Housing, Inc. Project, Revenue Bonds
	Series A 5.00%, due 5/1/29	600,000	709,548
	Series A 5.00%, due 5/1/30	350,000	410,816
	Series A 5.00%, due 5/1/31	200,000	233,338
			1,353,702
	Medical 5.8%
	Albany Industrial Development Agency, St. Peter's Hospital Project, Revenue Bonds Series A 5.25%, due 11/15/32	1,400,000	1,417,906
	Monroe County Industrial Development Corp., Rochester General Hospital, Revenue Bonds
	Series A 5.00%, due 12/1/32	540,000	597,893
	Series A 5.00%, due 12/1/42	1,000,000	1,089,620
	Monroe County NY Industrial Development Corp., Rochester General Hospital, Revenue Bonds 4.00%, due 12/1/37	1,000,000	1,029,030
	Nassau County Local Economic Assistance Corp., Catholic Health Services of Long Island, Revenue Bonds 5.00%, due 7/1/34	250,000	277,225
	New York State Dormitory Authority, Catholic Health System Obligation Group, Revenue Bonds
	Series A 5.00%, due 7/1/32	600,000	651,318
	Series B 5.00%, due 7/1/32	390,000	423,357
	New York State Dormitory Authority, Miriam Osborn Memorial Home, Revenue Bonds 5.00%, due 7/1/42	965,000	998,476
	New York State Dormitory Authority, North Shore Long Island Jewish Obligated Group, Revenue Bonds Series B 5.00%, due 5/1/39	1,500,000	1,655,595
¤	New York State Dormitory Authority, Orange Regional Medical Center, Revenue Bonds 5.00%, due 12/1/34 (b)	3,500,000	3,856,860
	Onondaga Civic Development Corp., St. Joseph's Hospital Health Center, Revenue Bonds 4.50%, due 7/1/32	965,000	1,112,114
	Suffolk County Economic Development Corp., Catholic Health Services of Long Island, Revenue Bonds Series C 5.00%, due 7/1/33	250,000	275,760
			13,385,154
	Multi Family Housing 3.0%
	Housing Development Corp., Revenue Bonds Series G-1 3.85%, due 11/1/45	615,000	629,046
¤	New York City NY, Housing Development Corp., Multifamily, Sustainable Neighborhood Revenue Bonds
	Series I-1 4.05%, due 11/1/41	1,000,000	1,044,910
	Series I-1 4.15%, due 11/1/46	3,250,000	3,393,000
	New York State Housing Finance Agency, 160 Madison Avenue, Revenue Bonds 0.80%, due 11/1/46 (c)	300,000	300,000
	New York State Housing Finance Agency, 505 West 37th Street, Revenue Bonds
	Series A 0.77%, due 5/1/42 (c)	600,000	600,000
	Series B 0.77%, due 5/1/42 (c)	800,000	800,000
	Rensselaer NY Housing Authority, Van Rensselaer & Renwyck Apartments, Revenue Bonds 5.00%, due 12/1/47	175,000	170,718
			6,937,674
	Nursing Homes 1.4%
	Brookhaven NY Local Development Corp., Jefferson's Ferry Project, Revenue Bonds 5.25%, due 11/1/36	600,000	671,256
	Southold Local Development Corp., Peconic Landing, Inc. Project, Revenue Bonds 5.00%, due 12/1/45	1,625,000	1,726,254
	Tompkins County Development Corp., Kendal at Ithaca, Inc. Project, Revenue Bonds 5.00%, due 7/1/44	750,000	803,797
			3,201,307
	Pollution 1.0%
	Dutchess County Resource Recovery Agency, Solid Waste System, Revenue Bonds
	5.00%, due 1/1/25 (a)	1,000,000	1,172,330
	5.00%, due 1/1/26 (a)	1,000,000	1,179,110
			2,351,440
	Power 0.2%
	Long Island Power Authority, Electric System, Revenue Bonds Series B 5.00%, due 9/1/46	245,000	280,868
	Puerto Rico Electric Power Authority, Revenue Bonds Series TT, Insured: NATL-RE 5.00%, due 7/1/23	115,000	115,190
			396,058
	School District 0.3%
	Genesee Valley Central School District at Angelica Belmont, General Obligation Insured: AGM 4.00%, due 6/15/30	665,000	703,184

	Single Family Housing 0.7%
	New York State Mortgage Agency, Revenue Bonds Series 142 0.80%, due 10/1/37 (a)(c)	1,600,000	1,600,000

	Tobacco Settlement 6.2%
	Chautauqua Tobacco Asset Securitization Corp., Revenue Bonds 5.00%, due 6/1/34	750,000	789,420
	Children's Trust Fund, Asset-Backed BDS, Revenue Bonds Series A (zero coupon), due 5/15/50	2,500,000	285,800
¤	Nassau County Tobacco Settlement Corp., Asset-Backed, Revenue Bonds Series A-3 5.125%, due 6/1/46	4,015,000	3,942,328
	New York Counties Tobacco Trust IV, Settlement Pass Through, Revenue Bonds
	Series A 5.00%, due 6/1/42	1,000,000	972,760
	Series A 5.00%, due 6/1/45	145,000	138,635
	New York Counties Tobacco Trust V, Pass Through, Revenue Bonds Series S 1 (zero coupon), due 6/1/38	1,600,000	465,952
	Niagara Tobacco Asset Securitization Corp., Revenue Bonds 5.25%, due 5/15/40	500,000	556,750
	Rockland Tobacco Asset Securitization Corp., Asset-Backed, Revenue Bonds Series B (zero coupon), due 8/15/50	13,000,000	1,064,310
¤	Suffolk Tobacco Asset Securitization Corp., Revenue Bonds
	Series B 5.25%, due 6/1/37	850,000	924,443
	Series B 5.375%, due 6/1/28	2,745,000	2,740,773
	Series B 6.00%, due 6/1/48	1,000,000	1,000,420
	Series C 6.625%, due 6/1/44	1,000,000	1,057,410
	Westchester Tobacco Asset Securitization, Revenue Bonds Series B 5.00%, due 6/1/41	250,000	268,380
			14,207,381
	Transportation 13.2%
	Buffalo & Fort Erie Public Bridge Authority, Revenue Bonds 5.00%, due 1/1/47	2,400,000	2,790,096
¤	Metropolitan Transportation Authority, Revenue Bonds
	Series A-1 0.74%, due 11/1/31 (c)	1,900,000	1,900,000
	Subseries D-2 0.74%, due 11/1/35 (c)	3,900,000	3,900,000
	Series F 5.00%, due 11/15/34	1,000,000	1,169,350
	Subseries C-1 5.00%, due 11/15/35	750,000	875,798
	Series A-1 5.00%, due 11/15/36	1,000,000	1,166,490
	Series E 5.00%, due 11/15/42	890,000	1,005,442
	MTA Hudson Rail Yards Trust Obligations, Revenue Bonds Series A 5.00%, due 11/15/56	2,960,000	3,353,502
	New York State Thruway Authority, General Revenue Junior Indebtedness Obligation, Revenue Bonds Series A 5.25%, due 1/1/56	2,500,000	2,911,325
	Port Authority of New York & New Jersey, Revenue Bonds
	Consolidated - Series 190 5.00%, due 5/1/32	595,000	654,673
	Series 178 5.00%, due 12/1/38 (a)	1,500,000	1,666,320
	Series 198 5.00%, due 11/15/46	2,000,000	2,334,460
	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Insured: AGC 5.00%, due 7/1/23	270,000	272,581
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	1,010,000	1,057,975
	Series N, Insured: AGC 5.25%, due 7/1/36	1,000,000	1,108,340
¤	Triborough Bridge & Tunnel Authority, Revenue Bonds
	Subseries B-2 0.72%, due 1/1/32 (c)	2,000,000	2,000,000
	Series B 5.00%, due 11/15/45	2,000,000	2,315,380
			30,481,732
	Utilities 2.1%
	Guam Government, Waterworks Authority, Revenue Bonds 5.25%, due 7/1/33	1,210,000	1,343,052
	Long Island Power Authority, Revenue Bonds
	Series A 5.00%, due 9/1/44	2,000,000	2,278,820
	Series B 5.00%, due 9/1/45	1,000,000	1,140,660
			4,762,532
	Water 5.1%
	Great Neck North, Water Authority, Revenue Bonds
	Series A 4.00%, due 1/1/32	250,000	280,518
	Series A 4.00%, due 1/1/33	425,000	474,478
	Series A 4.00%, due 1/1/34	250,000	277,900
	Guam Government Waterworks Authority, Revenue Bonds 5.00%, due 1/1/46	1,000,000	1,092,780
	Monroe County Water Authority, Revenue Bonds 5.00%, due 8/1/37	750,000	829,440
	New York City Water & Sewer System, Revenue Bonds
	Series AA 0.74%, due 6/15/48 (c)	1,100,000	1,100,000
	Series AA-3 0.85%, due 6/15/32 (c)	200,000	200,000
	Series DD 5.00%, due 6/15/34	1,000,000	1,160,600
	Niagara Falls Public Water Authority, Water & Sewer System, Revenue Bonds Series A 5.00%, due 7/15/34	770,000	892,438
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A 5.75%, due 7/1/37	1,400,000	1,143,016
	Senior Lien-Series A 6.00%, due 7/1/38	1,505,000	1,266,457
	Saratoga County Water Authority, Revenue Bonds 4.00%, due 9/1/48	2,825,000	2,986,618
			11,704,245
	Total Municipal Bonds (Cost $225,491,710)		229,962,967

		Shares
	Closed-End Funds 0.6%
	New York 0.6%
	Nuveen New York AMT-Free Quality Municipal Income Fund	100,000	1,334,000
	Total Closed-End Funds (Cost $1,368,040)		1,334,000
	Total Investments (Cost $226,859,750) (d)	100.3%	231,296,967
	Other Assets, Less Liabilities	(0.3)	(596,569)
	Net Assets	100.0%	$230,700,398

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2017. May be subject to change daily.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2017.
(d)	As of July 31, 2017, cost was $226,861,436 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$7,220,596
Gross unrealized depreciation	(2,785,065)
Net unrealized appreciation	$4,435,531

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(160)	September 2017	$(20,142,500)	$(50,416)
			$(20,142,500)	$(50,416)

1. As of July 31, 2017, cash in the amount of $184,000 was on deposit with a broker for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following abbreviations are used in the preceding pages:
ACA	—ACA Financial Guaranty Corp.
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$229,962,967	$—	$229,962,967
Closed-End Funds	1,334,000	—	—	1,334,000
Total Investments in Securities	$1,334,000	$229,962,967	$—	$231,296,967

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts (b)	$(50,416)	$—	$—	$(50,416)
Total Other Financial Instruments	$(50,416)	$—	$—	$(50,416)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized depreciation as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2010 Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 85.3% †
Equity Funds 28.8%
IQ 50 Percent Hedged FTSE Europe ETF	26,209	$509,762
IQ 50 Percent Hedged FTSE International ETF	63,771	1,300,928
IQ Chaikin U.S. Small Cap ETF	15,420	392,593
IQ Global Resources ETF	7,416	196,302
MainStay Common Stock Fund Class I	68,700	1,594,517
MainStay Cornerstone Growth Fund Class I	33,857	1,093,257
MainStay Epoch International Choice Fund Class I	1,455	51,315
MainStay Epoch International Small Cap Fund Class I	20,932	514,300
MainStay Epoch U.S. All Cap Fund Class I	51,831	1,524,870
MainStay Epoch U.S. Equity Yield Fund Class I	48,588	772,056
MainStay International Equity Fund Class I	1	9
MainStay Large Cap Growth Fund Class I	94,355	986,009
MainStay MAP Equity Fund Class I	31,624	1,368,061
MainStay S&P 500 Index Fund Class I	16,937	872,612
Total Equity Funds (Cost $8,267,452)		11,176,591

Fixed Income Funds 56.5%
IQ Enhanced Core Bond U.S. ETF	93,974	1,844,709
IQ Enhanced Core Plus Bond U.S. ETF	158	3,182
IQ S&P High Yield Low Volatility Bond ETF	16,642	425,701
MainStay Convertible Fund Class I	44,885	783,238
MainStay Floating Rate Fund Class I	115,788	1,083,773
MainStay High Yield Corporate Bond Fund Class I	154,386	895,439
MainStay Indexed Bond Fund Class I (a)	588,877	6,295,099
MainStay Short Duration High Yield Fund Class I	111,320	1,109,858
MainStay Total Return Bond Fund Class I	894,519	9,517,677
Total Fixed Income Funds (Cost $21,836,825)		21,958,676
Total Affiliated Investment Companies (Cost $30,104,277)		33,135,267

Unaffiliated Investment Companies 14.1%
Equity Funds 6.4%
iShares MSCI All Country Asia ex-Japan ETF	11,264	797,942
iShares MSCI Frontier 100 ETF	2,330	68,223
iShares MSCI India ETF	2,270	77,997
iShares MSCI Philippines ETF	1,710	62,278
iShares MSCI Poland Capped ETF	1,316	33,992
iShares Russell 2000 ETF	6,665	943,164
SPDR S&P Emerging Markets Small Cap ETF	7,983	384,461
VanEck Vectors Africa Index ETF	1,673	38,529
VanEck Vectors India Small-Cap Index ETF	884	52,740
Total Equity Funds (Cost $2,045,020)		2,459,326

Fixed Income Funds 7.7%
iShares TIPS Bond ETF	6,222	707,192
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	34,069	655,147
Vanguard Short-Term Inflation-Protected Securities ETF	33,127	1,635,149
Total Fixed Income Funds (Cost $2,949,297)		2,997,488
Total Unaffiliated Investment Companies (Cost $4,994,317)		5,456,814

Total Investments (Cost $35,098,594) (b)	99.4%	38,592,081
Other Assets, Less Liabilities	0.6	230,018
Net Assets	100.0%	$38,822,099

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2017, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2017, cost was $35,581,820 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$3,615,251
Gross unrealized depreciation	(604,990)
Net unrealized appreciation	$3,010,261

The following abbreviations are used above:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$11,176,591	$—	$—	$11,176,591
Fixed Income Funds	21,958,676	—	—	21,958,676
Total Affiliated Investment Companies	33,135,267	—	—	33,135,267
Unaffiliated Investment Companies
Equity Funds	2,459,326	—	—	2,459,326
Fixed Income Funds	2,997,488	—	—	2,997,488
Total Unaffiliated Investment Companies	5,456,814	—	—	5,456,814
Total Investments in Securities	$38,592,081	$—	$—	$38,592,081

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2020 Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.6% †
Equity Funds 46.3%
IQ 50 Percent Hedged FTSE Europe ETF	82,699	$1,608,487
IQ 50 Percent Hedged FTSE International ETF	193,371	3,944,768
IQ Chaikin U.S. Small Cap ETF	95,983	2,443,727
IQ Global Resources ETF	38,174	1,010,466
MainStay Common Stock Fund Class I (a)	370,442	8,597,955
MainStay Cornerstone Growth Fund Class I	85,686	2,766,809
MainStay Epoch International Choice Fund Class I	113,036	3,985,636
MainStay Epoch International Small Cap Fund Class I (a)	106,707	2,621,796
MainStay Epoch U.S. All Cap Fund Class I	272,015	8,002,688
MainStay Epoch U.S. Equity Yield Fund Class I	281,163	4,467,676
MainStay International Equity Fund Class I	40,220	636,273
MainStay Large Cap Growth Fund Class I	330,530	3,454,044
MainStay MAP Equity Fund Class I	184,117	7,964,903
MainStay S&P 500 Index Fund Class I	91,225	4,699,890
Total Equity Funds (Cost $41,076,277)		56,205,118

Fixed Income Funds 38.3%
IQ Enhanced Core Bond U.S. ETF (a)	241,123	4,733,244
IQ Enhanced Core Plus Bond U.S. ETF	43,017	866,362
IQ S&P High Yield Low Volatility Bond ETF	19,723	504,512
MainStay Convertible Fund Class I	138,438	2,415,748
MainStay Floating Rate Fund Class I	282,770	2,646,726
MainStay High Yield Corporate Bond Fund Class I	190,134	1,102,778
MainStay Indexed Bond Fund Class I	455,835	4,872,875
MainStay Short Duration High Yield Fund Class I	339,569	3,385,502
MainStay Total Return Bond Fund Class I	2,442,751	25,990,868
Total Fixed Income Funds (Cost $46,134,899)		46,518,615
Total Affiliated Investment Companies (Cost $87,211,176)		102,723,733

Unaffiliated Investment Companies 14.3%
Equity Funds 8.7%
iShares MSCI All Country Asia ex-Japan ETF	45,835	3,246,952
iShares MSCI Frontier 100 ETF	13,069	382,660
iShares MSCI India ETF	12,634	434,104
iShares MSCI Philippines ETF	9,844	358,519
iShares MSCI Poland Capped ETF	8,098	209,171
iShares Russell 2000 ETF	26,380	3,733,034
SPDR S&P Emerging Markets Small Cap ETF	33,206	1,599,201
VanEck Vectors Africa Index ETF	9,079	209,089
VanEck Vectors India Small-Cap Index ETF	5,689	339,406
Total Equity Funds (Cost $8,088,093)		10,512,136

Fixed Income Funds 5.6%
iShares TIPS Bond ETF	14,211	1,615,222
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	74,904	1,440,404
Vanguard Short-Term Inflation-Protected Securities ETF	75,895	3,746,177
Total Fixed Income Funds (Cost $6,642,462)		6,801,803
Total Unaffiliated Investment Companies (Cost $14,730,555)		17,313,939

	Principal Amount
Short-Term Investment 1.0%
Repurchase Agreement 1.0%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $1,260,647 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.75% and a maturity date of 5/30/19, with a Principal Amount of $1,275,000 and a Market Value of $1,287,797)	$1,260,643	1,260,643
Total Short-Term Investment (Cost $1,260,643)		1,260,643

Total Investments (Cost $103,202,374) (b)	99.9%	121,298,315
Other Assets, Less Liabilities	0.1	178,859
Net Assets	100.0%	$121,477,174

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2017, cost was $105,253,674 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$18,242,751
Gross unrealized depreciation	(2,198,110)
Net unrealized appreciation	$16,044,641

The following abbreviations are used above:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$56,205,118	$—	$—	$56,205,118
Fixed Income Funds	46,518,615	—	—	46,518,615
Total Affiliated Investment Companies	102,723,733	—	—	102,723,733
Unaffiliated Investment Companies
Equity Funds	10,512,136	—	—	10,512,136
Fixed Income Funds	6,801,803	—	—	6,801,803
Total Unaffiliated Investment Companies	17,313,939	—	—	17,313,939
Short-Term Investment
Repurchase Agreement	—	1,260,643	—	1,260,643
Total Investments in Securities	$120,037,672	$1,260,643	$—	$121,298,315

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Information Classification: Limited Access

MainStay Retirement 2030 Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 84.0% †
Equity Funds 59.9%
IQ 50 Percent Hedged FTSE Europe ETF	161,960	$3,150,106
IQ 50 Percent Hedged FTSE International ETF	385,536	7,864,934
IQ Chaikin U.S. Small Cap ETF	215,843	5,495,363
IQ Global Resources ETF	102,969	2,725,589
MainStay Common Stock Fund Class I (a)	922,545	21,412,273
MainStay Cornerstone Growth Fund Class I (a)	159,956	5,164,967
MainStay Epoch International Choice Fund Class I	371,523	13,099,900
MainStay Epoch International Small Cap Fund Class I (a)	278,594	6,845,056
MainStay Epoch U.S. All Cap Fund Class I	721,718	21,232,941
MainStay Epoch U.S. Equity Yield Fund Class I	819,880	13,027,891
MainStay International Equity Fund Class I	195,571	3,093,931
MainStay Large Cap Growth Fund Class I	792,142	8,277,881
MainStay MAP Equity Fund Class I	494,610	21,396,807
MainStay S&P 500 Index Fund Class I	236,335	12,176,004
Total Equity Funds (Cost $111,804,552)		144,963,643

Fixed Income Funds 24.1%
IQ Enhanced Core Plus Bond U.S. ETF	529,824	10,670,655
IQ S&P High Yield Low Volatility Bond ETF	35,048	896,524
MainStay Convertible Fund Class I	266,316	4,647,219
MainStay Floating Rate Fund Class I	654,434	6,125,505
MainStay High Yield Corporate Bond Fund Class I	493,158	2,860,316
MainStay Short Duration High Yield Fund Class I	660,461	6,584,797
MainStay Total Return Bond Fund Class I	2,505,737	26,661,041
Total Fixed Income Funds (Cost $57,416,740)		58,446,057
Total Affiliated Investment Companies (Cost $169,221,292)		203,409,700

Unaffiliated Investment Companies 14.7%
Equity Funds 12.2%
iShares MSCI All Country Asia ex-Japan ETF	102,508	7,261,667
iShares MSCI Frontier 100 ETF	29,313	858,285
iShares MSCI India ETF	29,467	1,012,486
iShares MSCI Philippines ETF	21,760	792,499
iShares MSCI Poland Capped ETF	18,791	485,372
iShares Russell 2000 ETF	100,275	14,189,915
SPDR S&P Emerging Markets Small Cap ETF	73,939	3,560,902
VanEck Vectors Africa Index ETF	22,137	509,815
VanEck Vectors India Small-Cap Index ETF	13,412	800,160
Total Equity Funds (Cost $22,275,604)		29,471,101

Fixed Income Funds 2.5%
iShares TIPS Bond ETF	5,818	661,274
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	203,997	3,922,862
Vanguard Short-Term Inflation-Protected Securities ETF	29,416	1,451,974
Total Fixed Income Funds (Cost $5,836,357)		6,036,110
Total Unaffiliated Investment Companies (Cost $28,111,961)		35,507,211

	Principal Amount
Short-Term Investment 1.2%
Repurchase Agreement 1.2%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $2,895,038 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 3/15/19, with a Principal Amount of $2,960,000 and a Market Value of $2,955,871)	$2,895,028	2,895,028
Total Short-Term Investment (Cost $2,895,028)		2,895,028
Total Investments (Cost $200,228,281) (b)	99.9%	241,811,939
Other Assets, Less Liabilities	0.1	220,512
Net Assets	100.0%	$242,032,451

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2017, cost was $204,326,721 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$41,588,026
Gross unrealized depreciation	(4,102,808)
Net unrealized appreciation	$37,485,218

The following abbreviations are used above:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$144,963,643	$—	$—	$144,963,643
Fixed Income Funds	58,446,057	—	—	58,446,057
Total Affiliated Investment Companies	203,409,700	—	—	203,409,700
Unaffiliated Investment Companies
Equity Funds	29,471,101	—	—	29,471,101
Fixed Income Funds	6,036,110	—	—	6,036,110
Total Unaffiliated Investment Companies	35,507,211	—	—	35,507,211
Short-Term Investment
Repurchase Agreement	—	2,895,028	—	2,895,028
Total Investments in Securities	$238,916,911	$2,895,028	$—	$241,811,939

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2040 Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 80.9% †
Equity Funds 69.0%
IQ 50 Percent Hedged FTSE Europe ETF	127,669	$2,483,149
IQ 50 Percent Hedged FTSE International ETF	320,536	6,538,934
IQ Chaikin U.S. Small Cap ETF	173,131	4,407,915
IQ Global Resources ETF	101,230	2,679,558
MainStay Common Stock Fund Class I (a)	797,857	18,518,258
MainStay Cornerstone Growth Fund Class I (a)	152,273	4,916,909
MainStay Epoch International Choice Fund Class I	410,531	14,475,317
MainStay Epoch International Small Cap Fund Class I (a)	277,068	6,807,556
MainStay Epoch U.S. All Cap Fund Class I	659,301	19,396,626
MainStay Epoch U.S. Equity Yield Fund Class I	790,417	12,559,720
MainStay International Equity Fund Class I	279,823	4,426,796
MainStay Large Cap Growth Fund Class I	1,254,672	13,111,326
MainStay MAP Equity Fund Class I	414,636	17,937,135
MainStay S&P 500 Index Fund Class I	211,656	10,904,509
Total Equity Funds (Cost $111,768,492)		139,163,708

Fixed Income Funds 11.9%
IQ Enhanced Core Plus Bond U.S. ETF	216,549	4,361,297
MainStay Convertible Fund Class I	221,250	3,860,809
MainStay Floating Rate Fund Class I	529,962	4,960,444
MainStay High Yield Corporate Bond Fund Class I	149,309	865,995
MainStay Short Duration High Yield Fund Class I	504,048	5,025,363
MainStay Total Return Bond Fund Class I	457,568	4,868,529
Total Fixed Income Funds (Cost $23,412,954)		23,942,437
Total Affiliated Investment Companies (Cost $135,181,446)		163,106,145

Unaffiliated Investment Companies 17.8%
Equity Funds 15.3%
iShares MSCI All Country Asia ex-Japan ETF	91,198	6,460,466
iShares MSCI Frontier 100 ETF	25,913	758,733
iShares MSCI India ETF	25,916	890,474
iShares MSCI Philippines ETF	18,924	689,212
iShares MSCI Poland Capped ETF	16,514	426,557
iShares Russell 2000 ETF	122,330	17,310,918
SPDR S&P Emerging Markets Small Cap ETF	66,505	3,202,881
VanEck Vectors Africa Index ETF	20,069	462,189
VanEck Vectors India Small-Cap Index ETF	11,469	684,240
Total Equity Funds (Cost $22,780,019)		30,885,670

Fixed Income Funds 2.5%
iShares TIPS Bond ETF	4,700	534,202
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	159,778	3,072,531
Vanguard Short-Term Inflation-Protected Securities ETF	26,448	1,305,473
Total Fixed Income Funds (Cost $4,763,752)		4,912,206
Total Unaffiliated Investment Companies (Cost $27,543,771)		35,797,876

	Principal Amount
Short-Term Investment 1.1%
Repurchase Agreement 1.1%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $2,198,429 (Collateralized by a United States Treasury Note with a rate of 1.00% and a maturity date of 3/15/19, with a Principal Amount of $2,250,000 and a Market Value of $2,246,861)	$2,198,422	2,198,422
Total Short-Term Investment (Cost $2,198,422)		2,198,422
Total Investments (Cost $164,923,639) (b)	99.8%	201,102,443
Other Assets, Less Liabilities	0.2	471,130
Net Assets	100.0%	$201,573,573

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2017, the Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2017, cost was $168,320,342 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$36,197,096
Gross unrealized depreciation	(3,414,995)
Net unrealized appreciation	$32,782,101

The following abbreviations are used above:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$139,163,708	$—	$—	$139,163,708
Fixed Income Funds	23,942,437	—	—	23,942,437
Total Affiliated Investment Companies	163,106,145	—	—	163,106,145
Unaffiliated Investment Companies
Equity Funds	30,885,670	—	—	30,885,670
Fixed Income Funds	4,912,206	—	—	4,912,206
Total Unaffiliated Investment Companies	35,797,876	—	—	35,797,876
Short-Term Investment
Repurchase Agreement	—	2,198,422	—	2,198,422
Total Investments in Securities	$198,904,021	$2,198,422	$—	$201,102,443

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

Information Classification: Limited Access

MainStay Retirement 2050 Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 80.4% †
Equity Funds 73.5%
IQ 50 Percent Hedged FTSE Europe ETF	73,038	$1,420,582
IQ 50 Percent Hedged FTSE International ETF	170,303	3,474,181
IQ Chaikin U.S. Small Cap ETF	96,589	2,459,156
IQ Global Resources ETF	56,014	1,482,691
MainStay Common Stock Fund Class I (a)	401,398	9,316,444
MainStay Cornerstone Growth Fund Class I	88,405	2,854,586
MainStay Epoch International Choice Fund Class I	240,915	8,494,675
MainStay Epoch International Small Cap Fund Class I (a)	157,244	3,863,484
MainStay Epoch U.S. All Cap Fund Class I	364,222	10,715,400
MainStay Epoch U.S. Equity Yield Fund Class I	380,018	6,038,479
MainStay International Equity Fund Class I	162,660	2,573,280
MainStay Large Cap Growth Fund Class I	1,157,582	12,096,736
MainStay MAP Equity Fund Class I	197,855	8,559,201
MainStay S&P 500 Index Fund Class I	97,594	5,028,067
Total Equity Funds (Cost $62,459,630)		78,376,962

Fixed Income Funds 6.9%
IQ Enhanced Core Plus Bond U.S. ETF	28,552	575,037
MainStay Convertible Fund Class I	118,049	2,059,954
MainStay Floating Rate Fund Class I	236,929	2,217,658
MainStay High Yield Corporate Bond Fund Class I	10,517	60,999
MainStay Short Duration High Yield Fund Class I	175,574	1,750,472
MainStay Total Return Bond Fund Class I	64,208	683,171
Total Fixed Income Funds (Cost $7,137,548)		7,347,291
Total Affiliated Investment Companies (Cost $69,597,178)		85,724,253

Unaffiliated Investment Companies 18.4%
Equity Funds 16.5%
iShares MSCI All Country Asia ex-Japan ETF	49,814	3,528,824
iShares MSCI Frontier 100 ETF	15,530	454,718
iShares MSCI India ETF	14,675	504,233
iShares MSCI Philippines ETF	11,369	414,059
iShares MSCI Poland Capped ETF	9,126	235,724
iShares Russell 2000 ETF	71,106	10,062,210
SPDR S&P Emerging Markets Small Cap ETF	36,773	1,770,988
VanEck Vectors Africa Index ETF	11,473	264,223
VanEck Vectors India Small-Cap Index ETF	6,254	373,114
Total Equity Funds (Cost $12,495,356)		17,608,093

Fixed Income Funds 1.9%
iShares TIPS Bond ETF	2,135	242,664
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	60,807	1,169,319
Vanguard Short-Term Inflation-Protected Securities ETF	12,025	593,554
Total Fixed Income Funds (Cost $1,954,534)		2,005,537
Total Unaffiliated Investment Companies (Cost $14,449,890)		19,613,630

	Principal Amount
Short-Term Investment 1.0%
Repurchase Agreement 1.0%
Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $1,115,325 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.75% and a maturity date of 5/30/19, with a Principal Amount of $1,130,000 and a Market Value of $1,141,342)	$1,115,321	1,115,321
Total Short-Term Investment (Cost $1,115,321)		1,115,321
Total Investments (Cost $85,162,389) (b)	99.8%	106,453,204
Other Assets, Less Liabilities	0.2	232,694
Net Assets	100.0%	$106,685,898

†	Percentages indicated are based on Fund net assets.
(a)	The Fund's ownership exceeded 5% of the outstanding shares of the Underlying Fund's share class.
(b)	As of July 31, 2017, cost was $87,291,695 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$21,291,326
Gross unrealized depreciation	(2,129,817)
Net unrealized appreciation	$19,161,509

The following abbreviations are used above:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$78,376,962	$—	$—	$78,376,962
Fixed Income Funds	7,347,291	—	—	7,347,291
Total Affiliated Investment Companies	85,724,253	—	—	85,724,253
Unaffiliated Investment Companies
Equity Funds	17,608,093	—	—	17,608,093
Fixed Income Funds	2,005,537	—	—	2,005,537
Total Unaffiliated Investment Companies	19,613,630	—	—	19,613,630
Short-Term Investment
Repurchase Agreement	—	1,115,321	—	1,115,321
Total Investments in Securities	$105,337,883	$1,115,321	$—	$106,453,204

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Retirement 2060 Fund

Portfolio of Investments July 31, 2017 (Unaudited)

	Shares	Value
Affiliated Investment Companies 81.6% †
Equity Funds 78.3%
IQ 50 Percent Hedged FTSE Europe ETF	5,126	$99,700
IQ 50 Percent Hedged FTSE International ETF	12,724	259,570
IQ Chaikin U.S. Small Cap ETF	4,819	122,692
IQ Global Resources ETF	4,394	116,309
MainStay Common Stock Fund Class I	31,533	731,886
MainStay Cornerstone Growth Fund Class I	5,960	192,443
MainStay Epoch International Choice Fund Class I	21,062	742,662
MainStay Epoch International Small Cap Fund Class I	13,251	325,582
MainStay Epoch U.S. All Cap Fund Class I	29,614	871,247
MainStay Epoch U.S. Equity Yield Fund Class I	32,938	523,392
MainStay International Equity Fund Class I	15,790	249,795
MainStay Large Cap Growth Fund Class I	107,202	1,120,256
MainStay MAP Equity Fund Class I	13,796	596,804
MainStay S&P 500 Index Fund Class I	5,155	265,591
Total Equity Funds (Cost $5,313,558)		6,217,929

Fixed Income Funds 3.3%
IQ Enhanced Core Plus Bond U.S. ETF	256	5,156
MainStay Convertible Fund Class I	7,489	130,685
MainStay Floating Rate Fund Class I	8,794	82,313
MainStay High Yield Corporate Bond Fund Class I	46	264
MainStay Short Duration High Yield Fund Class I	3,532	35,212
MainStay Total Return Bond Fund Class I	439	4,674
Total Fixed Income Funds (Cost $250,190)		258,304
Total Affiliated Investment Companies (Cost $5,563,748)		6,476,233

Unaffiliated Investment Companies 17.9%
Equity Funds 17.2%
iShares MSCI All Country Asia ex-Japan ETF	3,915	277,339
iShares MSCI Frontier 100 ETF	1,004	29,397
iShares MSCI India ETF	960	32,986
iShares MSCI Philippines ETF	788	28,699
iShares MSCI Poland Capped ETF	524	13,535
iShares Russell 2000 ETF	5,713	808,447
SPDR S&P Emerging Markets Small Cap ETF	2,876	138,508
VanEck Vectors Africa Index ETF	715	16,466
VanEck Vectors India Small-Cap Index ETF	416	24,818
Total Equity Funds (Cost $1,072,145)		1,370,195

Fixed Income Funds 0.7%
iShares TIPS Bond ETF	45	5,114
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	2,226	42,806
Vanguard Short-Term Inflation-Protected Securities ETF	102	5,035
Total Fixed Income Funds (Cost $51,580)		52,955
Total Unaffiliated Investment Companies (Cost $1,123,725)		1,423,150

Total Investments (Cost $6,687,473) (a)	99.5%	7,899,383
Other Assets, Less Liabilities	0.5	39,433
Net Assets	100.0%	$7,938,816

†	Percentages indicated are based on Fund net assets.
(a)	As of July 31, 2017, cost was $6,687,555 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$1,212,059
Gross unrealized depreciation	(231)
Net unrealized appreciation	$1,211,828

The following abbreviations are used above:

EM	—Emerging Markets
ETF	—Exchange-Traded Fund
FTSE	—Financial Times Stock Exchange
SPDR	—Standard & Poor's Depositary Receipt
TIPS	—Treasury Inflation- Protected Security

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments (a)
Affiliated Investment Companies
Equity Funds	$6,217,929	$—	$—	$6,217,929
Fixed Income Funds	258,304	—	—	258,304
Total Affiliated Investment Companies	6,476,233	—	—	6,476,233
Unaffiliated Investment Companies
Equity Funds	1,370,195	—	—	1,370,195
Fixed Income Funds	52,955	—	—	52,955
Total Unaffiliated Investment Companies	1,423,150	—	—	1,423,150
Total Investments in Securities	$7,899,383	$—	$—	$7,899,383

(a)	For a complete listing of investments, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay S&P 500 Index Fund
Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 98.4% †
	Aerospace & Defense 2.4%
	Arconic, Inc.	26,474	$656,290
	Boeing Co.	33,816	8,199,027
	General Dynamics Corp.	17,069	3,351,157
	L3 Technologies, Inc.	4,645	812,736
	Lockheed Martin Corp.	15,004	4,383,119
	Northrop Grumman Corp.	10,492	2,760,760
	Raytheon Co.	17,520	3,009,410
	Rockwell Collins, Inc.	9,748	1,038,454
	Textron, Inc.	16,221	796,938
	TransDigm Group, Inc.	2,943	830,338
	United Technologies Corp.	44,851	5,317,983
			31,156,212
	Air Freight & Logistics 0.7%
	C.H. Robinson Worldwide, Inc.	8,505	557,928
	Expeditors International of Washington, Inc.	10,829	637,612
	FedEx Corp.	14,806	3,080,092
	United Parcel Service, Inc. Class B	41,348	4,560,271
			8,835,903
	Airlines 0.6%
	Alaska Air Group, Inc.	7,422	632,577
	American Airlines Group, Inc.	29,675	1,496,807
	Delta Air Lines, Inc.	44,140	2,178,750
	Southwest Airlines Co.	36,426	2,022,007
	United Continental Holdings, Inc. (a)	16,961	1,147,921
			7,478,062
	Auto Components 0.2%
	BorgWarner, Inc.	12,039	562,703
	Delphi Automotive PLC	16,125	1,458,022
	Goodyear Tire & Rubber Co.	15,166	477,881
			2,498,606
	Automobiles 0.5%
	Ford Motor Co.	235,414	2,641,345
	General Motors Co.	82,657	2,973,999
	Harley-Davidson, Inc.	10,690	520,282
			6,135,626
	Banks 6.3%
	Bank of America Corp.	599,012	14,448,169
	BB&T Corp.	48,630	2,301,172
	Citigroup, Inc.	165,720	11,343,534
	Citizens Financial Group, Inc.	30,680	1,076,254
	Comerica, Inc.	10,598	766,341
	Fifth Third Bancorp	45,275	1,208,843
	Huntington Bancshares, Inc.	64,649	856,599
¤	JPMorgan Chase & Co.	213,846	19,631,063
	KeyCorp	66,032	1,191,217
	M&T Bank Corp.	9,293	1,516,153
	People's United Financial, Inc.	20,624	359,683
	PNC Financial Services Group, Inc.	29,153	3,754,906
	Regions Financial Corp.	72,430	1,057,478
	SunTrust Banks, Inc.	29,126	1,668,629
	U.S. Bancorp	95,352	5,032,679
	Wells Fargo & Co.	270,609	14,596,649
	Zions Bancorp.	12,086	547,738
			81,357,107
	Beverages 2.0%
	Brown-Forman Corp., Class B	10,661	526,653
	Coca-Cola Co.	231,451	10,609,714
	Constellation Brands, Inc., Class A	10,320	1,995,372
	Dr. Pepper Snapple Group, Inc.	11,010	1,003,672
	Molson Coors Brewing Co., Class B	11,006	979,314
	Monster Beverage Corp. (a)	24,236	1,278,449
	PepsiCo., Inc.	85,982	10,026,361
			26,419,535
	Biotechnology 3.0%
	AbbVie, Inc.	95,787	6,696,469
	Alexion Pharmaceuticals, Inc. (a)	13,499	1,853,953
	Amgen, Inc.	44,257	7,723,289
	Biogen, Inc. (a)	12,858	3,723,548
	Celgene Corp. (a)	46,998	6,363,999
	Gilead Sciences, Inc.	78,548	5,976,717
	Incyte Corp. (a)	10,168	1,355,293
	Regeneron Pharmaceuticals, Inc. (a)	4,570	2,246,703
	Vertex Pharmaceuticals, Inc. (a)	14,930	2,266,673
			38,206,644
	Building Products 0.3%
	A.O. Smith Corp.	8,854	474,131
	Allegion PLC	5,674	460,956
	Fortune Brands Home & Security, Inc.	9,134	599,830
	Johnson Controls International PLC	56,465	2,199,312
	Masco Corp.	19,304	736,061
			4,470,290
	Capital Markets 2.9%
	Affiliated Managers Group, Inc.	3,417	634,981
	Ameriprise Financial, Inc.	9,176	1,329,419
	Bank of New York Mellon Corp.	62,523	3,315,595
	BlackRock, Inc.	7,291	3,109,830
	CBOE Holdings, Inc.	5,476	517,646
	Charles Schwab Corp.	73,004	3,131,872
	CME Group, Inc.	20,452	2,507,824
	E*TRADE Financial Corp. (a)	16,366	671,006
	Franklin Resources, Inc.	20,723	927,976
	Goldman Sachs Group, Inc.	22,034	4,964,921
	Intercontinental Exchange, Inc.	35,797	2,388,018
	Invesco, Ltd.	24,510	852,213
	Moody's Corp.	10,010	1,317,616
	Morgan Stanley	85,732	4,020,831
	Nasdaq, Inc.	6,800	505,716
	Northern Trust Corp.	12,961	1,134,217
	Raymond James Financial, Inc.	7,685	639,315
	S&P Global, Inc.	15,539	2,386,635
	State Street Corp.	21,305	1,986,265
	T. Rowe Price Group, Inc.	14,598	1,207,547
			37,549,443
	Chemicals 2.1%
	Air Products & Chemicals, Inc.	13,076	1,858,753
	Albemarle Corp.	6,672	772,618
	CF Industries Holdings, Inc.	13,786	404,619
	Dow Chemical Co.	67,710	4,349,690
	E.I. du Pont de Nemours & Co.	52,232	4,293,993
	Eastman Chemical Co.	8,796	731,475
	Ecolab, Inc.	15,743	2,072,881
	FMC Corp.	7,904	603,708
	International Flavors & Fragrances, Inc.	4,753	633,005
	LyondellBasell Industries N.V., Class A	19,836	1,787,025
	Monsanto Co.	26,412	3,085,450
	Mosaic Co.	20,966	506,119
	PPG Industries, Inc.	15,494	1,630,743
	Praxair, Inc.	17,131	2,229,771
	Sherwin-Williams Co.	4,842	1,633,061
			26,592,911
	Commercial Services & Supplies 0.3%
	Cintas Corp.	5,156	695,287
	Republic Services, Inc.	13,950	895,869
	Stericycle, Inc. (a)	5,027	387,481
	Waste Management, Inc.	24,486	1,840,123
			3,818,760
	Communications Equipment 1.0%
	Cisco Systems, Inc.	300,613	9,454,279
	F5 Networks, Inc. (a)	3,962	478,411
	Harris Corp.	7,344	840,668
	Juniper Networks, Inc.	22,906	640,223
	Motorola Solutions, Inc.	9,969	903,989
			12,317,570
	Construction & Engineering 0.1%
	Fluor Corp.	8,395	364,595
	Jacobs Engineering Group, Inc.	7,256	382,536
	Quanta Services, Inc. (a)	8,923	300,973
			1,048,104
	Construction Materials 0.1%
	Martin Marietta Materials, Inc.	3,770	853,641
	Vulcan Materials Co.	7,889	971,294
			1,824,935
	Consumer Finance 0.7%
	American Express Co.	45,190	3,851,544
	Capital One Financial Corp.	28,926	2,492,843
	Discover Financial Services	22,884	1,394,551
	Navient Corp.	17,166	253,198
	Synchrony Financial	46,419	1,407,424
			9,399,560
	Containers & Packaging 0.4%
	Avery Dennison Corp.	5,404	502,194
	Ball Corp.	21,074	883,000
	International Paper Co.	24,852	1,366,363
	Packaging Corp. of America	5,670	620,752
	Sealed Air Corp.	11,692	508,719
	WestRock Co.	15,249	875,597
			4,756,625
	Distributors 0.1%
	Genuine Parts Co.	8,930	758,425
	LKQ Corp. (a)	18,203	629,096
			1,387,521
	Diversified Consumer Services 0.0% ‡
	H&R Block, Inc.	12,406	378,383

	Diversified Financial Services 1.6%
¤	Berkshire Hathaway, Inc., Class B (a)	114,331	20,004,495
	Leucadia National Corp.	19,175	499,125
			20,503,620
	Diversified Telecommunication Services 2.2%
	AT&T, Inc.	370,052	14,432,028
	CenturyLink, Inc.	33,033	768,678
	Level 3 Communications, Inc. (a)	17,619	1,033,883
	Verizon Communications, Inc.	245,540	11,884,136
			28,118,725
	Electric Utilities 2.0%
	Alliant Energy Corp.	13,538	548,695
	American Electric Power Co., Inc.	29,549	2,084,387
	Duke Energy Corp.	42,043	3,578,700
	Edison International	19,468	1,531,742
	Entergy Corp.	10,733	823,436
	Eversource Energy	19,008	1,155,496
	Exelon Corp.	55,684	2,134,925
	FirstEnergy Corp.	26,666	850,912
	NextEra Energy, Inc.	28,099	4,104,983
	PG&E Corp.	30,760	2,082,144
	Pinnacle West Capital Corp.	6,715	582,392
	PPL Corp.	41,156	1,577,510
	Southern Co.	59,866	2,869,377
	Xcel Energy, Inc.	30,355	1,436,095
			25,360,794
	Electrical Equipment 0.5%
	Acuity Brands, Inc.	2,600	526,890
	AMETEK, Inc.	13,791	849,250
	Eaton Corp. PLC	26,923	2,106,725
	Emerson Electric Co.	38,765	2,310,782
	Rockwell Automation, Inc.	7,683	1,267,925
			7,061,572
	Electronic Equipment, Instruments & Components 0.4%
	Amphenol Corp., Class A	18,467	1,414,942
	Corning, Inc.	55,389	1,614,035
	FLIR Systems, Inc.	8,178	305,203
	TE Connectivity, Ltd.	21,369	1,717,854
			5,052,034
	Energy Equipment & Services 0.8%
	Baker Hughes a GE Co.	25,632	945,565
	Halliburton Co.	52,098	2,211,039
	Helmerich & Payne, Inc.	6,373	322,601
	National Oilwell Varco, Inc.	22,629	740,195
	Schlumberger, Ltd.	83,780	5,747,308
	TechnipFMC PLC (a)	28,154	803,515
	Transocean, Ltd. (a)	20,602	178,207
			10,948,430
	Equity Real Estate Investment Trusts (REITs) 2.8%
	Alexandria Real Estate Equities, Inc.	5,486	665,178
	American Tower Corp.	25,673	3,500,000
	Apartment Investment & Management Co., Class A	9,250	421,338
	AvalonBay Communities, Inc.	8,252	1,587,272
	Boston Properties, Inc.	9,184	1,110,437
	Crown Castle International Corp.	24,190	2,433,030
	Digital Realty Trust, Inc.	9,617	1,109,225
	Duke Realty Corp.	21,366	610,854
	Equinix, Inc.	4,683	2,110,769
	Equity Residential	22,099	1,504,058
	Essex Property Trust, Inc.	3,910	1,023,247
	Extra Space Storage, Inc.	7,429	590,606
	Federal Realty Investment Trust	4,304	570,840
	GGP, Inc.	34,894	788,953
	HCP, Inc.	27,847	881,358
	Host Hotels & Resorts, Inc.	44,506	830,482
	Iron Mountain, Inc.	14,740	536,978
	Kimco Realty Corp.	25,467	513,924
	Macerich Co.	7,304	419,177
	Mid-America Apartment Communities, Inc.	6,782	702,140
	Prologis, Inc.	31,920	1,941,055
	Public Storage	8,974	1,844,785
	Realty Income Corp.	16,339	932,303
	Regency Centers Corp.	8,750	579,425
	Simon Property Group, Inc.	18,807	2,980,910
	SL Green Realty Corp.	6,135	633,561
	UDR, Inc.	15,937	622,977
	Ventas, Inc.	21,218	1,429,032
	Vornado Realty Trust	10,305	817,702
	Welltower, Inc.	22,059	1,618,910
	Weyerhaeuser Co.	45,221	1,493,197
			36,803,723
	Food & Staples Retailing 1.9%
	Costco Wholesale Corp.	26,378	4,181,177
	CVS Health Corp.	61,322	4,901,467
	Kroger Co.	54,930	1,346,884
	Sysco Corp.	29,637	1,559,499
	Wal-Mart Stores, Inc.	88,984	7,117,830
	Walgreens Boots Alliance, Inc.	51,288	4,137,403
	Whole Foods Market, Inc.	19,321	806,845
			24,051,105
	Food Products 1.3%
	Archer-Daniels-Midland Co.	34,490	1,454,788
	Campbell Soup Co.	11,440	604,375
	Conagra Brands, Inc.	24,352	833,812
	General Mills, Inc.	34,678	1,930,177
	Hershey Co.	8,442	889,027
	Hormel Foods Corp.	15,957	545,251
	J.M. Smucker Co.	6,963	848,790
	Kellogg Co.	15,118	1,028,024
	Kraft Heinz Co.	35,912	3,140,864
	McCormick & Co., Inc.	6,890	656,617
	Mondelez International, Inc., Class A	91,326	4,020,171
	Tyson Foods, Inc., Class A	17,419	1,103,668
			17,055,564
	Health Care Equipment & Supplies 2.8%
	Abbott Laboratories	104,537	5,141,130
	Align Technology, Inc. (a)	4,545	760,060
	Baxter International, Inc.	29,260	1,769,645
	Becton Dickinson & Co.	13,685	2,756,159
	Boston Scientific Corp. (a)	82,425	2,194,154
	C.R. Bard, Inc.	4,341	1,391,725
	Cooper Cos., Inc.	2,908	709,174
	Danaher Corp.	36,766	2,996,061
	DENTSPLY SIRONA, Inc.	13,909	862,775
	Edwards Lifesciences Corp. (a)	12,639	1,455,760
	Hologic, Inc. (a)	16,587	733,311
	IDEXX Laboratories, Inc. (a)	5,303	882,737
	Intuitive Surgical, Inc. (a)	2,207	2,070,740
	Medtronic PLC	82,286	6,909,555
	ResMed, Inc.	8,533	658,065
	Stryker Corp.	18,673	2,746,798
	Varian Medical Systems, Inc. (a)	5,538	537,851
	Zimmer Biomet Holdings, Inc.	12,112	1,469,428
			36,045,128
	Health Care Providers & Services 2.7%
	Aetna, Inc.	19,936	3,076,324
	AmerisourceBergen Corp.	10,006	938,763
	Anthem, Inc.	15,888	2,958,505
	Cardinal Health, Inc.	19,062	1,472,730
	Centene Corp. (a)	10,338	821,044
	Cigna Corp.	15,383	2,669,874
	DaVita, Inc. (a)	9,476	613,855
	Envision Healthcare Corp. (a)	7,009	395,518
	Express Scripts Holding Co. (a)	35,755	2,239,693
	HCA Healthcare, Inc. (a)	17,350	1,393,899
	Henry Schein, Inc. (a)	4,773	869,688
	Humana, Inc.	8,694	2,010,053
	Laboratory Corp. of America Holdings (a)	6,106	970,304
	McKesson Corp.	12,704	2,056,397
	Patterson Cos., Inc.	4,945	206,305
	Quest Diagnostics, Inc.	8,318	900,923
	UnitedHealth Group, Inc.	58,003	11,125,555
	Universal Health Services, Inc., Class B	5,405	599,036
			35,318,466
	Health Care Technology 0.1%
	Cerner Corp. (a)	17,684	1,138,319

	Hotels, Restaurants & Leisure 1.7%
	Carnival Corp.	25,150	1,679,517
	Chipotle Mexican Grill, Inc. (a)	1,742	598,847
	Darden Restaurants, Inc.	7,373	618,447
	Hilton Worldwide Holdings, Inc.	12,320	770,370
	Marriott International, Inc., Class A	18,701	1,948,457
	McDonald's Corp.	49,060	7,611,168
	MGM Resorts International	2,908	95,760
	Royal Caribbean Cruises, Ltd.	10,010	1,131,831
	Starbucks Corp.	87,162	4,705,005
	Wyndham Worldwide Corp.	6,326	660,245
	Wynn Resorts, Ltd.	4,809	621,996
	Yum! Brands, Inc.	19,929	1,504,241
			21,945,884
	Household Durables 0.4%
	D.R. Horton, Inc.	20,242	722,437
	Garmin, Ltd.	6,885	345,558
	Leggett & Platt, Inc.	8,063	388,475
	Lennar Corp., Class A	12,246	642,180
	Mohawk Industries, Inc. (a)	3,767	937,945
	Newell Brands, Inc.	29,078	1,532,992
	PulteGroup, Inc.	17,239	420,977
	Whirlpool Corp.	4,452	791,922
			5,782,486
	Household Products 1.7%
	Church & Dwight Co., Inc.	15,016	801,104
	Clorox Co.	7,739	1,033,079
	Colgate-Palmolive Co.	53,055	3,830,571
	Kimberly-Clark Corp.	21,378	2,632,914
¤	Procter & Gamble Co.	153,945	13,981,285
			22,278,953
	Independent Power & Renewable Electricity Producers 0.1%
	AES Corp.	39,212	438,390
	NRG Energy, Inc.	18,575	457,317
			895,707
	Industrial Conglomerates 2.2%
	3M Co.	36,001	7,242,321
¤	General Electric Co.	524,315	13,427,707
	Honeywell International, Inc.	45,886	6,246,003
	Roper Technologies, Inc.	6,122	1,423,120
			28,339,151
	Insurance 2.8%
	Aflac, Inc.	23,907	1,906,583
	Allstate Corp.	22,074	2,008,734
	American International Group, Inc.	52,767	3,453,600
	Aon PLC	15,767	2,178,526
	Arthur J. Gallagher & Co.	10,764	632,816
	Assurant, Inc.	3,301	347,496
	Chubb, Ltd.	28,129	4,119,773
	Cincinnati Financial Corp.	8,854	674,321
	Everest Re Group, Ltd.	2,472	648,628
	Hartford Financial Services Group, Inc.	22,131	1,217,205
	Lincoln National Corp.	13,499	986,237
	Loews Corp.	16,533	804,826
	Marsh & McLennan Cos., Inc.	30,897	2,409,039
	MetLife, Inc.	65,033	3,576,815
	Principal Financial Group, Inc.	16,129	1,076,611
	Progressive Corp.	34,965	1,647,901
	Prudential Financial, Inc.	25,786	2,919,749
	Torchmark Corp.	6,548	517,096
	Travelers Cos., Inc.	16,855	2,158,957
	Unum Group	13,736	688,586
	Willis Towers Watson PLC	7,656	1,139,825
	XL Group, Ltd.	15,750	699,300
			35,812,624
	Internet & Direct Marketing Retail 2.8%
¤	Amazon.com, Inc. (a)	23,879	23,587,199
	Expedia, Inc.	7,317	1,144,891
	Netflix, Inc. (a)	25,866	4,698,818
	Priceline Group, Inc. (a)	2,959	6,002,331
	TripAdvisor, Inc. (a)	6,677	260,536
			35,693,775
	Internet Software & Services 4.7%
	Akamai Technologies, Inc. (a)	10,549	497,280
¤	Alphabet, Inc.(a)
	Class A	17,914	16,937,687
	Class C	17,960	16,711,780
	eBay, Inc. (a)	60,925	2,176,850
¤	Facebook, Inc. Class A (a)	142,275	24,080,044
	VeriSign, Inc. (a)	5,314	537,617
			60,941,258
	IT Services 3.9%
	Accenture PLC, Class A	37,416	4,819,929
	Alliance Data Systems Corp.	3,371	813,861
	Automatic Data Processing, Inc.	26,930	3,202,246
	Cognizant Technology Solutions Corp., Class A	35,483	2,459,682
	CSRA, Inc.	8,812	287,359
	DXC Technology Co.	17,065	1,337,555
	Fidelity National Information Services, Inc.	19,915	1,816,646
	Fiserv, Inc. (a)	12,794	1,644,029
	Gartner, Inc. (a)	5,405	693,570
	Global Payments, Inc.	9,155	863,957
	International Business Machines Corp.	51,460	7,444,718
	Mastercard, Inc., Class A	56,458	7,215,332
	Paychex, Inc.	19,293	1,116,100
	PayPal Holdings, Inc. (a)	67,243	3,937,078
	Total System Services, Inc.	10,026	636,250
	Visa, Inc., Class A	111,127	11,063,804
	Western Union Co.	28,389	560,683
			49,912,799
	Leisure Products 0.1%
	Hasbro, Inc.	6,747	714,372
	Mattel, Inc.	20,495	410,310
			1,124,682
	Life Sciences Tools & Services 0.7%
	Agilent Technologies, Inc.	19,354	1,157,175
	Illumina, Inc. (a)	8,739	1,519,275
	Mettler-Toledo International, Inc. (a)	1,559	893,432
	PerkinElmer, Inc.	6,543	430,726
	Thermo Fisher Scientific, Inc.	23,527	4,129,694
	Waters Corp. (a)	4,816	835,287
			8,965,589
	Machinery 1.5%
	Caterpillar, Inc.	35,462	4,040,895
	Cummins, Inc.	9,271	1,556,601
	Deere & Co.	17,712	2,272,095
	Dover Corp.	9,344	784,896
	Flowserve Corp.	7,746	318,593
	Fortive Corp.	17,966	1,163,119
	Illinois Tool Works, Inc.	18,797	2,644,926
	Ingersoll-Rand PLC	15,423	1,355,373
	PACCAR, Inc.	21,144	1,447,307
	Parker-Hannifin Corp.	8,056	1,337,135
	Pentair PLC	9,964	628,430
	Snap-on, Inc.	3,437	529,985
	Stanley Black & Decker, Inc.	9,196	1,293,785
	Xylem, Inc.	10,612	602,019
			19,975,159
	Media 3.1%
	CBS Corp., Class B	22,351	1,471,366
	Charter Communications, Inc., Class A (a)	12,956	5,077,586
	Comcast Corp., Class A	284,865	11,522,789
	Discovery Communications, Inc.(a)
	Class A	8,831	217,243
	Class C	12,701	293,774
	DISH Network Corp., Class A (a)	13,637	873,177
	Interpublic Group of Cos., Inc.	24,094	520,671
	News Corp.
	Class A	22,575	323,048
	Class B	6,348	93,316
	Omnicom Group, Inc.	14,009	1,103,069
	Scripps Networks Interactive, Inc., Class A	5,594	488,972
	Time Warner, Inc.	46,680	4,780,966
	Twenty-First Century Fox, Inc.
	Class A	63,239	1,840,255
	Class B	29,108	835,108
	Viacom, Inc., Class B	20,881	729,164
	Walt Disney Co.	87,562	9,625,691
			39,796,195
	Metals & Mining 0.3%
	Freeport-McMoRan, Inc. (a)	80,361	1,174,878
	Newmont Mining Corp.	32,096	1,193,008
	Nucor Corp.	19,162	1,105,073
			3,472,959
	Multi-Utilities 1.0%
	Ameren Corp.	14,604	819,284
	CenterPoint Energy, Inc.	25,940	731,249
	CMS Energy Corp.	16,774	775,630
	Consolidated Edison, Inc.	18,333	1,519,072
	Dominion Energy, Inc.	37,747	2,913,314
	DTE Energy Co.	10,752	1,151,109
	NiSource, Inc.	19,437	506,528
	Public Service Enterprise Group, Inc.	30,231	1,359,488
	SCANA Corp.	8,454	544,184
	Sempra Energy	15,099	1,706,338
	WEC Energy Group, Inc.	18,913	1,190,952
			13,217,148
	Multiline Retail 0.4%
	Dollar General Corp.	15,230	1,144,687
	Dollar Tree, Inc. (a)	14,246	1,026,852
	Kohl's Corp.	10,261	424,292
	Macy's, Inc.	18,320	435,100
	Nordstrom, Inc.	6,950	337,561
	Target Corp.	33,422	1,894,025
			5,262,517
	Oil, Gas & Consumable Fuels 5.1%
	Anadarko Petroleum Corp.	33,516	1,530,676
	Andeavor	9,071	902,837
	Apache Corp.	22,672	1,121,810
	Cabot Oil & Gas Corp.	28,020	696,857
	Chesapeake Energy Corp. (a)	44,481	220,626
	Chevron Corp.	114,035	12,451,482
	Cimarex Energy Co.	5,690	563,481
	Concho Resources, Inc. (a)	8,929	1,163,091
	ConocoPhillips	74,253	3,368,859
	Devon Energy Corp.	31,642	1,053,995
	EOG Resources, Inc.	34,746	3,305,734
	EQT Corp.	10,258	653,434
¤	Exxon Mobil Corp.	255,044	20,413,722
	Hess Corp.	16,085	716,426
	Kinder Morgan, Inc.	115,560	2,360,891
	Marathon Oil Corp.	51,162	625,711
	Marathon Petroleum Corp.	31,250	1,749,687
	Murphy Oil Corp.	8,608	228,801
	Newfield Exploration Co. (a)	11,780	338,439
	Noble Energy, Inc.	27,354	790,804
	Occidental Petroleum Corp.	45,930	2,844,445
	ONEOK, Inc.	22,828	1,291,380
	Phillips 66	26,405	2,211,419
	Pioneer Natural Resources Co.	10,238	1,669,818
	Range Resources Corp.	11,234	237,150
	Valero Energy Corp.	26,919	1,856,603
	Williams Cos., Inc.	49,628	1,577,178
			65,945,356
	Personal Products 0.1%
	Coty, Inc. Class A	28,166	576,840
	Estee Lauder Cos., Inc., Class A	13,357	1,322,209
			1,899,049
	Pharmaceuticals 4.9%
	Allergan PLC	20,216	5,101,103
	Bristol-Myers Squibb Co.	99,245	5,647,041
	Eli Lilly & Co.	58,349	4,823,128
¤	Johnson & Johnson	162,144	21,519,752
	Mallinckrodt PLC (a)	5,301	242,786
	Merck & Co., Inc.	164,631	10,516,628
	Mylan N.V. (a)	27,488	1,071,757
	Perrigo Co. PLC	8,538	639,667
	Pfizer, Inc.	359,209	11,911,370
	Zoetis, Inc.	29,615	1,851,530
			63,324,762
	Professional Services 0.3%
	Equifax, Inc.	7,236	1,052,404
	IHS Markit, Ltd. (a)	19,061	889,196
	Nielsen Holdings PLC	20,089	864,028
	Robert Half International, Inc.	7,870	356,117
	Verisk Analytics, Inc. (a)	9,299	811,431
			3,973,176
	Real Estate 0.0% ‡
	JBG SMITH Properties (a)	1	18

	Real Estate Management & Development 0.1%
	CBRE Group, Inc., Class A (a)	17,860	678,501

	Road & Rail 0.8%
	CSX Corp.	55,675	2,747,005
	J.B. Hunt Transport Services, Inc.	5,245	475,774
	Kansas City Southern	6,468	667,433
	Norfolk Southern Corp.	17,442	1,963,620
	Union Pacific Corp.	48,600	5,003,856
			10,857,688
	Semiconductors & Semiconductor Equipment 3.5%
	Advanced Micro Devices, Inc. (a)	46,358	630,933
	Analog Devices, Inc.	22,091	1,745,410
	Applied Materials, Inc.	64,830	2,872,617
	Broadcom, Ltd.	24,158	5,958,812
	Intel Corp.	283,438	10,053,546
	KLA-Tencor Corp.	9,418	872,389
	Lam Research Corp.	9,757	1,555,851
	Microchip Technology, Inc.	13,777	1,102,711
	Micron Technology, Inc. (a)	62,294	1,751,707
	NVIDIA Corp.	35,813	5,819,971
	Qorvo, Inc. (a)	7,641	523,867
	QUALCOMM, Inc.	88,763	4,721,304
	Skyworks Solutions, Inc.	11,137	1,167,937
	Texas Instruments, Inc.	59,956	4,879,219
	Xilinx, Inc.	14,959	946,307
			44,602,581
	Software 4.9%
	Activision Blizzard, Inc.	41,568	2,568,071
	Adobe Systems, Inc. (a)	29,782	4,362,765
	ANSYS, Inc. (a)	5,146	666,664
	Autodesk, Inc. (a)	11,668	1,292,698
	CA, Inc.	18,793	583,335
	Citrix Systems, Inc. (a)	9,106	719,192
	Electronic Arts, Inc. (a)	18,578	2,168,796
	Intuit, Inc.	14,648	2,009,852
¤	Microsoft Corp.	464,703	33,783,908
	Oracle Corp.	180,796	9,027,144
	Red Hat, Inc. (a)	10,831	1,070,861
	salesforce.com, Inc. (a)	40,281	3,657,515
	Symantec Corp.	36,610	1,134,544
	Synopsys, Inc. (a)	9,064	694,030
			63,739,375
	Specialty Retail 2.1%
	Advance Auto Parts, Inc.	4,413	494,300
	AutoNation, Inc. (a)	3,968	168,164
	AutoZone, Inc. (a)	1,712	924,172
	Bed Bath & Beyond, Inc.	7,782	232,682
	Best Buy Co., Inc.	15,970	931,690
	CarMax, Inc. (a)	11,244	744,915
	Foot Locker, Inc.	7,955	375,396
	Gap, Inc.	13,096	312,078
	Home Depot, Inc.	72,023	10,774,641
	L Brands, Inc.	14,447	670,196
	Lowe's Cos., Inc.	51,647	3,997,478
	O'Reilly Automotive, Inc. (a)	5,522	1,128,144
	Ross Stores, Inc.	23,705	1,311,360
	Signet Jewelers, Ltd.	4,167	254,854
	Staples, Inc.	38,038	386,086
	Tiffany & Co.	6,419	613,079
	TJX Cos., Inc.	38,719	2,722,333
	Tractor Supply Co.	7,961	446,771
	Ulta Salon Cosmetics & Fragrance, Inc. (a)	3,503	879,989
			27,368,328
	Technology Hardware, Storage & Peripherals 4.1%
¤	Apple, Inc.	313,825	46,675,192
	Hewlett Packard Enterprise Co.	99,833	1,748,076
	HP, Inc.	101,764	1,943,692
	NetApp, Inc.	16,283	707,008
	Seagate Technology PLC	17,703	583,491
	Western Digital Corp.	17,530	1,492,153
	Xerox Corp.	12,725	390,276
			53,539,888
	Textiles, Apparel & Luxury Goods 0.7%
	Michael Kors Holdings, Ltd. (a)	9,388	342,099
	Coach, Inc.	16,799	791,905
	NIKE, Inc., Class B	79,639	4,702,683
	VF Corp.	19,300	1,200,267
	Under Armour, Inc., Class A (a)	10,786	215,936
	Ralph Lauren Corp.	3,370	254,940
	Under Armour, Inc., Class C (a)	10,866	196,783
	PVH Corp.	4,750	566,627
	Hanesbrands, Inc.	21,937	502,796
			8,774,036
	Tobacco 1.4%
	Altria Group, Inc.	116,267	7,553,867
	British American Tobacco PLC Sponsored ADR	1	46
	Philip Morris International, Inc.	93,565	10,919,971
			18,473,884
	Trading Companies & Distributors 0.1%
	Fastenal Co.	17,142	736,421
	United Rentals, Inc. (a)	5,047	600,391
	W.W. Grainger, Inc.	3,253	542,405
			1,879,217
	Water Utilities 0.1%
	American Water Works Co., Inc.	10,581	858,119
	Total Common Stocks (Cost $405,114,059) (b)		1,272,420,141

		Principal Amount
	Short-Term Investments 1.4%
	U.S. Government 1.4% (c)
	United States Treasury Bills 1.4%
	0.994 - 1.045%, due 10/5/17	$4,000,000	3,992,440
	1.003 - 1.075%, due 10/5/17	5,800,000	5,789,038
	1.085 - 1.177%, due 10/19/17	5,400,000	5,387,040
	1.103%, due 10/26/17 (d)	3,000,000	2,992,290
	Total Short-Term Investments (Cost $18,161,436)		18,160,808
	Total Investments (Cost $423,275,495) (e)	99.8%	1,290,580,949
	Other Assets, Less Liabilities	0.2	2,210,529
	Net Assets	100.0%	$1,292,791,478

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investments. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	The combined market value of common stocks and notional amount of Standard & Poor's 500 Index futures contracts represents 99.9% of the Portfolio's net assets.
(c)	Interest rate shown represents yield to maturity.
(d)	Represents a security, or a portion thereof, which is maintained at a broker as collateral for futures contracts.
(e)	As of July 31, 2017, cost was $438,018,826 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$875,010,028
Gross unrealized depreciation	(22,447,905)
Net unrealized appreciation	$852,562,123

As of July 31, 2017, the Fund held the following futures contracts:

Type	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[1]
E-mini S&P 500	158	September 2017	$19,497,200	$119,865

1. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following abbreviation is used in the preceding page:

ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,272,420,141	$—	$—	$1,272,420,141
Short-Term Investments	—	18,160,808	—	18,160,808
Total Investments in Securities	1,272,420,141	18,160,808	—	1,290,580,949
Other Financial Instruments
Futures Contracts (b)	119,865	—	—	119,865
Total Investments in Securities and Other Financial Instruments	$1,272,540,006	$18,160,808	$—	$1,290,700,814

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Short Duration High Yield Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value

	Long-Term Bonds 93.2%†
	Convertible Bonds 2.2%
	Auto Parts & Equipment 0.1%
	Exide Technologies 7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)(d)	$3,301,315	$1,515,304
	Mining 1.3%
¤	Detour Gold Corp. 5.50%, due 11/30/17	11,825,000	12,024,547
	Real Estate Investment Trusts 0.8%
	VEREIT, Inc.
	3.00%, due 8/1/18	2,590,000	2,604,569
	3.75%, due 12/15/20	4,865,000	5,032,258
			7,636,827
	Total Convertible Bonds (Cost $22,203,432)		21,176,678

	Corporate Bonds 83.8%
	Advertising 0.9%
	Lamar Media Corp. 5.875%, due 2/1/22	4,400,000	4,543,000
	Outfront Media Capital LLC / Outfront Media Capital Corp. 5.25%, due 2/15/22	4,000,000	4,140,000
			8,683,000
	Aerospace & Defense 1.5%
	DAE Funding LLC 4.50%, due 8/1/22 (d)	1,000,000	1,017,500
	KLX, Inc. 5.875%, due 12/1/22 (d)	3,470,000	3,647,837
	Orbital ATK, Inc. 5.25%, due 10/1/21	2,799,000	2,886,469
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	1,750,000	1,817,979
	TransDigm, Inc. 5.50%, due 10/15/20	5,138,000	5,232,796
			14,602,581
	Airlines 0.1%
	United Continental Holdings, Inc. 6.375%, due 6/1/18	1,120,000	1,157,139

	Apparel 0.2%
	William Carter Co. 5.25%, due 8/15/21	1,850,000	1,903,188

	Auto Manufacturers 0.7%
	Jaguar Land Rover Automotive PLC
	4.125%, due 12/15/18 (d)	670,000	682,563
	4.25%, due 11/15/19 (d)	905,000	928,756
	Mclaren Finance PLC 5.75%, due 8/1/22 (d)	5,165,000	5,294,125
			6,905,444
	Auto Parts & Equipment 4.1%
	American Axle & Manufacturing, Inc. 6.25%, due 3/15/21	6,395,000	6,602,838
	Exide Technologies 11.00% (4.00% Cash and 7.00% PIK), due 4/30/22 (a)(b)(c)(d)	9,922,820	7,968,024
¤	IHO Verwaltungs GmbH 4.125% (4.125% Cash or 4.875% PIK), due 9/15/21 (a)(d)	13,515,000	13,785,300
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	1,435,000	1,397,934
	Meritor, Inc. 6.75%, due 6/15/21	1,080,000	1,115,964
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	3,762,000	3,912,480
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (d)	2,500,000	2,584,375
	ZF North America Capital, Inc. 4.00%, due 4/29/20 (d)	1,875,000	1,921,875
			39,288,790
	Building Materials 1.5%
	Airxcel, Inc. 8.50%, due 2/15/22 (d)	2,500,000	2,650,000
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	936,000	967,590
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	3,570,000	3,761,887
	Standard Industries, Inc. 5.125%, due 2/15/21 (d)	4,000,000	4,150,000
	Summit Materials LLC / Summit Materials Finance Corp. 8.50%, due 4/15/22	2,000,000	2,250,000
			13,779,477
	Chemicals 1.8%
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (d)	2,000,000	2,277,500
	Kissner Holdings, L.P. / Kissner Milling Co., Ltd. / BSC Holding, Inc. / Kissner USA 8.375%, due 12/1/22 (d)	3,540,000	3,637,350
	Olin Corp. 5.50%, due 8/15/22	4,400,000	4,664,000
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	4,700,000	4,982,000
	Westlake Chemical Corp. 4.625%, due 2/15/21	1,715,000	1,775,025
			17,335,875
	Coal 0.5%
	CONSOL Energy, Inc. 5.875%, due 4/15/22	4,000,000	4,017,500
	Peabody Securities Finance Corp. 6.00%, due 3/31/22 (d)	1,000,000	1,020,000
			5,037,500
	Commercial Services 4.7%
¤	Ashtead Capital, Inc. 6.50%, due 7/15/22 (d)	11,475,000	11,905,312
	Cimpress N.V. 7.00%, due 4/1/22 (d)	2,750,000	2,860,000
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	950,000	935,750
	Graham Holdings Co. 7.25%, due 2/1/19	8,140,000	8,669,100
	Great Lakes Dredge & Dock Corp. 8.00%, due 5/15/22 (d)	1,720,000	1,758,700
	IHS Markit, Ltd. 5.00%, due 11/1/22 (d)	4,250,000	4,558,975
	Nielsen Co. Luxembourg S.A.R.L. 5.50%, due 10/1/21 (d)	5,700,000	5,885,250
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	5,000,000	5,062,500
	5.00%, due 4/15/22 (d)	2,500,000	2,578,125
	Service Corp. International 7.625%, due 10/1/18	155,000	164,688
	United Rentals North America, Inc. 7.625%, due 4/15/22	100,000	104,500
	WEX, Inc. 4.75%, due 2/1/23 (d)	450,000	453,375
			44,936,275
	Computers 0.3%
	Exela Intermediate LLC / Exela Finance, Inc. 10.00%, due 7/15/23 (d)	2,045,000	1,988,763
	NCR Corp. 5.875%, due 12/15/21	1,000,000	1,042,500
			3,031,263
	Cosmetics & Personal Care 0.2%
	Edgewell Personal Care Co. 4.70%, due 5/19/21	1,775,000	1,897,031

	Distribution & Wholesale 0.4%
	American Builders & Contractors Supply Co., Inc. 5.625%, due 4/15/21 (d)	500,000	515,000
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	1,160,000	1,209,300
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	2,000,000	2,070,000
			3,794,300
	Diversified Financial Services 3.3%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.625%, due 10/30/20	965,000	1,029,261
	Ally Financial, Inc.
	3.25%, due 2/13/18	2,295,000	2,306,452
	6.25%, due 12/1/17	415,000	420,810
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	795,000	814,875
	Credit Acceptance Corp. 6.125%, due 2/15/21	7,292,000	7,474,300
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.25%, due 3/15/22 (d)	3,000,000	3,093,750
	5.875%, due 8/1/21 (d)	3,625,000	3,706,563
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (d)	3,675,000	3,886,313
	OneMain Financial Holdings LLC 6.75%, due 12/15/19 (d)	1,390,000	1,455,330
	Springleaf Finance Corp.
	6.125%, due 5/15/22	1,685,000	1,769,250
	8.25%, due 12/15/20	1,500,000	1,683,750
	VFH Parent LLC 6.75%, due 6/15/22 (d)	3,980,000	4,179,557
			31,820,211
	Electric 1.5%
	Calpine Corp. 6.00%, due 1/15/22 (d)	3,394,000	3,500,063
	GenOn Energy, Inc.
	7.875%, due 6/15/18 (e)	5,985,000	4,024,912
	9.50%, due 10/15/18 (e)	3,125,000	2,078,125
	NRG Energy, Inc. 6.25%, due 7/15/22	4,000,000	4,195,000
			13,798,100
	Electrical Components & Equipment 0.7%
	Belden, Inc. 5.50%, due 9/1/22 (d)	1,600,000	1,648,160
	General Cable Corp. 5.75%, due 10/1/22	2,025,000	2,075,625
	WESCO Distribution, Inc. 5.375%, due 12/15/21	2,400,000	2,472,000
			6,195,785
	Electronics 0.5%
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	4,465,000	4,610,113

	Entertainment 2.0%
	Churchill Downs, Inc. 5.375%, due 12/15/21	4,500,000	4,680,000
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.375%, due 11/1/18	1,600,000	1,624,000
	4.375%, due 4/15/21	2,660,000	2,776,375
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	6,718,000	6,718,000
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp. 6.125%, due 8/15/21 (d)	3,510,000	3,580,200
			19,378,575
	Food 1.7%
	B&G Foods, Inc. 4.625%, due 6/1/21	3,225,000	3,301,594
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	5,000,000	4,912,500
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	3,555,000	3,572,775
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	4,499,000	4,654,215
			16,441,084
	Forest Products & Paper 0.8%
	Mercer International, Inc. 7.75%, due 12/1/22	4,300,000	4,601,000
	Smurfit Kappa Acquisitions Unlimited Co. 4.875%, due 9/15/18 (d)	3,180,000	3,275,400
			7,876,400
	Health Care - Products 0.6%
	Alere, Inc.
	6.50%, due 6/15/20	2,400,000	2,439,000
	7.25%, due 7/1/18	2,000,000	2,010,000
	Hologic, Inc. 5.25%, due 7/15/22 (d)	1,000,000	1,056,250
			5,505,250
	Health Care - Services 3.1%
	Centene Corp. 5.625%, due 2/15/21	9,500,000	9,880,000
	CHS / Community Health Systems, Inc. 6.25%, due 3/31/23	500,000	512,500
	Fresenius Medical Care U.S. Finance II, Inc.
	5.875%, due 1/31/22 (d)	2,000,000	2,257,500
	6.50%, due 9/15/18 (d)	207,000	216,833
¤	HCA, Inc.
	6.50%, due 2/15/20	4,621,000	5,048,442
	7.50%, due 2/15/22	8,000,000	9,240,000
	Tenet Healthcare Corp.
	6.00%, due 10/1/20	1,500,000	1,606,875
	7.50%, due 1/1/22 (d)	975,000	1,053,000
			29,815,150
	Home Builders 3.0%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	590,000	607,700
	Brookfield Residential Properties, Inc. 6.50%, due 12/15/20 (d)	7,472,000	7,733,520
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	1,750,000	1,828,750
	CalAtlantic Group, Inc. 8.375%, due 5/15/18	270,000	282,487
	Century Communities, Inc. 6.875%, due 5/15/22	3,390,000	3,567,975
	D.R. Horton, Inc. 3.75%, due 3/1/19	1,165,000	1,192,506
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	2,435,000	2,483,700
	Meritage Homes Corp. 4.50%, due 3/1/18	2,480,000	2,498,600
	New Home Co., Inc. 7.25%, due 4/1/22 (d)	3,185,000	3,296,475
	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc. 5.25%, due 4/15/21 (d)	4,205,000	4,315,381
	Toll Brothers Finance Corp. 5.875%, due 2/15/22	1,000,000	1,110,000
			28,917,094
	Household Products & Wares 1.2%
	Prestige Brands, Inc. 5.375%, due 12/15/21 (d)	4,200,000	4,315,500
	Spectrum Brands, Inc. 6.625%, due 11/15/22	6,290,000	6,580,912
			10,896,412
	Insurance 0.4%
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	4,000,000	4,110,000

	Internet 1.2%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (d)	1,486,000	1,556,585
	IAC / InterActiveCorp. 4.875%, due 11/30/18	2,182,000	2,206,547
	Match Group, Inc. 6.75%, due 12/15/22	500,000	520,000
	Netflix, Inc.
	5.375%, due 2/1/21	2,000,000	2,160,000
	5.50%, due 2/15/22	4,500,000	4,871,250
			11,314,382
	Iron & Steel 1.6%
	Allegheny Technologies, Inc. 9.375%, due 6/1/19	3,750,000	4,050,000
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC 6.50%, due 5/15/21 (d)	10,673,000	11,260,015
	Evraz, Inc., N.A. 7.50%, due 11/15/19 (d)	44,000	44,990
			15,355,005
	Leisure Time 1.1%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	4,490,000	4,585,453
	Carlson Travel, Inc. 6.75%, due 12/15/23 (d)	5,360,000	5,440,400
			10,025,853
	Lodging 0.7%
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	1,500,000	1,631,250
	5.75%, due 7/1/22	1,000,000	1,110,000
	Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp. 6.75%, due 11/15/21 (d)	2,780,000	2,898,150
	MGM Resorts International 7.75%, due 3/15/22	1,000,000	1,174,900
			6,814,300
	Machinery - Diversified 0.2%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	2,000,000	2,200,000

	Media 6.2%
	Cablevision Systems Corp. 7.75%, due 4/15/18	3,755,000	3,886,425
	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	500,000	517,500
	5.25%, due 3/15/21	2,000,000	2,057,500
	5.25%, due 9/30/22	1,250,000	1,289,063
	Charter Communications Operating LLC / Charter Communications Operating Capital 3.579%, due 7/23/20	2,525,000	2,611,385
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	5,150,000	5,278,750
	CSC Holdings LLC 7.625%, due 7/15/18	1,500,000	1,575,000
¤	DISH DBS Corp.
	4.25%, due 4/1/18	2,000,000	2,022,500
	5.125%, due 5/1/20	2,000,000	2,099,600
	5.875%, due 7/15/22	2,100,000	2,285,724
	6.75%, due 6/1/21	6,675,000	7,375,875
	7.875%, due 9/1/19	1,540,000	1,699,390
	Midcontinent Communications / Midcontinent Finance Corp. 6.25%, due 8/1/21 (d)	5,000,000	5,156,250
	Quebecor Media, Inc. 5.75%, due 1/15/23	500,000	538,750
	SFR Group S.A. 6.00%, due 5/15/22 (d)	2,500,000	2,615,575
	Sirius XM Radio, Inc. 3.875%, due 8/1/22 (d)	5,000,000	5,100,000
	Videotron, Ltd. 5.00%, due 7/15/22	494,000	528,580
¤	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	11,727,000	12,503,914
			59,141,781
	Mining 4.8%
	Aleris International, Inc.
	7.875%, due 11/1/20	4,310,000	4,167,231
	9.50%, due 4/1/21 (d)	4,609,000	4,862,495
	First Quantum Minerals, Ltd. 7.25%, due 5/15/22 (d)	3,000,000	3,110,490
¤	Freeport-McMoRan, Inc.
	6.125%, due 6/15/19	2,225,000	2,263,938
	6.50%, due 11/15/20	10,702,000	11,009,682
	6.625%, due 5/1/21	1,065,000	1,090,294
	Hecla Mining Co. 6.875%, due 5/1/21	2,820,000	2,911,650
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (d)	2,000,000	2,285,000
	Lundin Mining Corp. 7.50%, due 11/1/20 (d)	8,276,000	8,681,524
	Petra Diamonds U.S. Treasury PLC 7.25%, due 5/1/22 (d)	4,800,000	4,923,600
			45,305,904
	Miscellaneous - Manufacturing 1.4%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	900,000	931,500
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	4,860,000	4,617,000
	EnPro Industries, Inc. 5.875%, due 9/15/22 (d)	1,500,000	1,565,625
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	5,950,000	6,076,437
			13,190,562
	Oil & Gas 6.2%
	Ascent Resources Utica Holdings LLC / ARU Finance Corp. 10.00%, due 4/1/22 (d)	4,770,000	4,889,250
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp. 11.50%, due 1/15/21 (d)	2,110,000	2,458,150
	Carrizo Oil & Gas, Inc. 7.50%, due 9/15/20	2,510,000	2,546,081
	Comstock Resources, Inc. 10.00% (10.00% Cash or 12.25% PIK), due 3/15/20 (a)	6,810,000	6,844,050
	Concho Resources, Inc. 5.50%, due 10/1/22	1,625,000	1,675,781
	Continental Resources, Inc. 5.00%, due 9/15/22	2,000,000	1,981,240
	Extraction Oil & Gas, Inc. / Extraction Finance Corp. 7.875%, due 7/15/21 (d)	1,500,000	1,565,625
	Newfield Exploration Co. 5.75%, due 1/30/22	5,652,000	5,969,925
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	1,175,000	1,160,313
	7.25%, due 2/1/19	3,598,000	3,571,015
	PDC Energy, Inc. 7.75%, due 10/15/22	2,000,000	2,090,000
	PetroQuest Energy, Inc. 10.00% (1.00% Cash and 9.00% PIK), due 2/15/21 (a)	2,250,037	1,687,528
	Range Resources Corp.
	5.75%, due 6/1/21 (d)	6,000,000	6,157,500
	5.875%, due 7/1/22 (d)	1,100,000	1,123,375
	Rex Energy Corp. 1.00%, due 10/1/20 (f)	2,906,000	1,598,300
	Stone Energy Corp. 7.50%, due 5/31/22	2,119,962	2,019,264
	WPX Energy, Inc.
	6.00%, due 1/15/22	1,000,000	1,027,500
	7.50%, due 8/1/20	9,684,000	10,361,880
			58,726,777
	Oil & Gas Services 0.5%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	4,440,000	4,373,400

	Pharmaceuticals 1.5%
	Endo Finance LLC / Endo Finco, Inc.
	5.375%, due 1/15/23 (d)	1,000,000	855,000
	7.25%, due 1/15/22 (d)	1,500,000	1,477,500
	Nature's Bounty Co. 7.625%, due 5/15/21 (d)	4,130,000	4,450,075
	Patheon Holdings I B.V. 7.50%, due 2/1/22 (d)	3,000,000	3,180,000
	Valeant Pharmaceuticals International, Inc. 6.50%, due 3/15/22 (d)	3,895,000	4,109,225
			14,071,800
	Pipelines 4.4%
	EnLink Midstream Partners, L.P. 2.70%, due 4/1/19	2,660,000	2,666,312
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 5.75%, due 2/15/21	5,052,000	5,102,520
	NGPL PipeCo LLC 4.375%, due 8/15/22 (d)	5,785,000	5,951,319
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	3,615,000	3,940,350
	8.15%, due 4/15/18	6,025,000	6,290,100
	Rockies Express Pipeline LLC 6.85%, due 7/15/18 (d)	9,440,000	9,829,400
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19	1,911,000	2,008,939
	6.125%, due 10/15/21	6,110,000	6,331,487
			42,120,427
	Real Estate 0.9%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.75% PIK), due 7/1/19 (a)(d)	2,178,558	2,265,700
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.50%, due 4/15/19 (d)	2,000,000	2,065,000
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	4,420,000	4,475,250
			8,805,950
	Real Estate Investment Trusts 3.8%
¤	Equinix, Inc.
	4.875%, due 4/1/20	11,865,000	12,185,355
	5.375%, due 1/1/22	7,040,000	7,374,400
	FelCor Lodging, L.P. 5.625%, due 3/1/23	4,000,000	4,155,000
	MPT Operating Partnership, L.P. / MPT Finance Corp. 6.375%, due 2/15/22	1,150,000	1,187,375
	Sabra Health Care, L.P. / Sabra Capital Corp. 5.50%, due 2/1/21	2,490,000	2,585,255
	Starwood Property Trust, Inc. 5.00%, due 12/15/21	5,000,000	5,212,500
	VEREIT Operating Partnership, L.P.
	3.00%, due 2/6/19	2,070,000	2,092,712
	4.125%, due 6/1/21	860,000	897,906
			35,690,503
	Retail 3.9%
	Dollar Tree, Inc. 5.25%, due 3/1/20	5,400,000	5,558,625
	DriveTime Automotive Group, Inc. / Bridgecrest Acceptance Corp. 8.00%, due 6/1/21 (d)	4,880,000	4,892,200
	GameStop Corp.
	5.50%, due 10/1/19 (d)	5,090,000	5,204,525
	6.75%, due 3/15/21 (d)	675,000	696,094
	Group 1 Automotive, Inc. 5.00%, due 6/1/22	500,000	510,000
	L Brands, Inc.
	5.625%, due 2/15/22	3,500,000	3,666,250
	6.625%, due 4/1/21	1,000,000	1,092,500
	8.50%, due 6/15/19	2,504,000	2,760,660
	Rite Aid Corp. 6.75%, due 6/15/21	2,000,000	2,077,800
	Yum! Brands, Inc.
	3.875%, due 11/1/20	1,185,000	1,220,550
	5.30%, due 9/15/19	5,425,000	5,736,937
	6.25%, due 3/15/18	3,820,000	3,923,484
			37,339,625
	Semiconductors 1.2%
	Micron Technology, Inc.
	5.875%, due 2/15/22	5,500,000	5,720,000
	7.50%, due 9/15/23	5,000,000	5,576,950
			11,296,950
	Software 1.5%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	7,860,000	8,027,025
	Activision Blizzard, Inc. 6.125%, due 9/15/23 (d)	1,250,000	1,347,500
	Open Text Corp. 5.625%, due 1/15/23 (d)	4,625,000	4,856,250
			14,230,775
	Telecommunications 6.0%
	Anixter, Inc. 5.625%, due 5/1/19	1,365,000	1,436,663
	CenturyLink, Inc. 6.45%, due 6/15/21	2,500,000	2,699,225
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	5,260,000	5,391,500
	Frontier Communications Corp. 10.50%, due 9/15/22	2,500,000	2,350,000
¤	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19	7,140,000	7,684,425
	7.625%, due 6/15/21	3,505,000	4,021,987
	Inmarsat Finance PLC 4.875%, due 5/15/22 (d)	7,100,000	7,259,750
	Level 3 Financing, Inc.
	5.375%, due 8/15/22	3,500,000	3,596,250
	6.125%, due 1/15/21	1,000,000	1,027,500
	Nokia OYJ 3.375%, due 6/12/22	4,000,000	4,047,480
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	2,390,000	2,611,075
	9.00%, due 11/15/18 (d)	1,433,000	1,551,223
¤	T-Mobile USA, Inc.
	4.00%, due 4/15/22	12,045,000	12,534,328
	6.836%, due 4/28/23	1,000,000	1,061,250
			57,272,656
	Trucking & Leasing 1.0%
	DAE Funding LLC 4.00%, due 8/1/20 (d)	4,400,000	4,471,500
	Fortress Transportation & Infrastructure Investors LLC 6.75%, due 3/15/22 (d)	4,705,000	4,881,438
			9,352,938
	Total Corporate Bonds (Cost $788,187,432)		798,345,625

	Loan Assignments 7.2% (g)
	Aerospace & Defense 0.6%
	Avolon TLB Borrower 1 (Luxembourg) S.A.R.L.
	Term Loan B1 3.478%, due 9/20/20	600,000	601,607
	Term Loan B2 3.978%, due 3/20/22	3,700,000	3,712,488
	TransDigm, Inc. 2016 Extended Term Loan F 4.234%, due 6/9/23	1,488,722	1,496,165
			5,810,260
	Broadcast Services and Programming 0.3%
	Midcontinent Communications New Term Loan B 3.723%, due 12/31/23	3,042,632	3,050,238

	Buildings & Real Estate 0.8%
	Mueller Water Products, Inc. 2017 Term Loan B 3.753%, due 11/25/21	4,875,500	4,901,911
	Quikrete Holdings, Inc. 2016 1st Lien Term Loan 3.984%, due 11/15/23	2,985,000	2,989,561
			7,891,472
	Diversified Financial Services 0.3%
	VFH Parent LLC Escrow 1.875%, due 12/30/21	2,500,000	2,519,792

	Electronics 0.4%
	Kemet Electronic Corp. Term Loan B 7.234%, due 4/26/24	4,000,000	4,020,000

	Hotels, Motels, Inns & Gaming 0.6%
	CityCenter Holdings LLC 2017 Term Loan B 3.732%, due 4/18/24	4,000,000	4,013,124
	Four Seasons Hotels, Ltd. New 1st Lien Term Loan 3.734%, due 11/30/23	1,990,000	2,004,095
			6,017,219
	Household Products & Wares 0.7%
	Prestige Brands, Inc. Term Loan B4 3.984%, due 1/26/24	3,677,645	3,693,161
	Spectrum Brands, Inc. 2017 Term Loan B 3.273%, due 6/23/22	3,045,183	3,058,506
			6,751,667
	Insurance 0.8%
	MPH Acquisition Holdings LLC 2016 Term Loan B 4.296%, due 6/7/23	4,984,202	4,998,741
	USI, Inc. 2017 Term Loan B 4.18%, due 5/16/24	2,300,000	2,291,854
			7,290,595
	Internet 0.1%
	Match Group, Inc. Term Loan B1 4.474%, due 11/16/22	612,500	615,563

	Machinery - Construction & Mining 0.3%
	Neenah Foundry Co. 2016 Term Loan 7.781%, due 4/26/19 (c)(h)	2,834,796	2,792,274
	Terex Corp. 2017 Term Loan B 3.726%, due 1/31/24	498,750	501,244
			3,293,518
	Real Estate Investment Trusts 0.1%
	Equinix, Inc. 2016 USD Term Loan B 3.734%, due 1/6/23	740,625	743,402

	Retail 1.4%
	Bass Pro Group LLC Term Loan B 6.296%, due 12/16/23	6,600,000	6,412,606
	Nature's Bounty Co. 2017 USD Term Loan B 4.796%, due 5/5/23	3,461,366	3,464,973
	Yum! Brands, Inc. 1st Lien Term Loan B 3.226%, due 6/16/23	3,491,250	3,506,524
			13,384,103
	Semiconductors 0.5%
	Micron Technology, Inc. Term Loan 3.80%, due 4/26/22	4,952,481	4,989,937

	Software 0.3%
	Donnelley Financial Solutions, Inc. Term Loan B 5.224%, due 9/30/23	2,320,000	2,346,100
	Total Loan Assignments (Cost $68,292,513)		68,723,866
	Total Long-Term Bonds (Cost $878,683,377)		888,246,169

		Shares
	Common Stocks 0.4%
	Auto Parts & Equipment 0.1%
	Exide Technologies (b)(c)(d)(h)(i)	256,017	371,225

	Oil & Gas 0.3%
	PetroQuest Energy, Inc. (i)	31,419	68,179
	Stone Energy Corp. (c)(i)	130,766	2,821,930
			2,890,109
	Total Common Stocks (Cost $4,989,399)		3,261,334

		Principal Amount
	Short-Term Investment 6.1%
	Money Market Funds 6.1%
	State Street Institutional U.S. Government Money Market Fund, Premier Class 0.94%	$58,125,507	58,125,507
	Total Short-Term Investment (Cost $58,125,507)		58,125,507
	Total Investments (Cost $941,798,283) (j)	99.7%	949,633,010
	Other Assets, Less Liabilities	0.3	3,004,594
	Net Assets	100.0%	$952,637,604

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest issuers held, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of these securities was $9,854,553, which represented 1.0% of the Fund's net assets.
(c)	Illiquid security - As of July 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $15,468,757, which represented 1.6% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Issue in default.
(f)	Step coupon - Rate shown was the rate in effect as of July 31, 2017.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2017.
(h)	Restricted security.
(i)	Non-income producing security.
(j)	As of July 31, 2017, cost was $942,268,741 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$16,816,665
Gross unrealized depreciation	(9,452,396)
Net unrealized appreciation	$7,364,269

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$19,661,374	$1,515,304	$21,176,678
Corporate Bonds (c)	—	790,377,601	7,968,024	798,345,625
Loan Assignments (d)	—	63,344,901	5,378,965	68,723,866
Total Long-Term Bonds	—	873,383,876	14,862,293	888,246,169
Common Stocks (e)	2,890,109	—	371,225	3,261,334
Short-Term Investment	58,125,507	—	—	58,125,507
Total Investments in Securities	$61,015,616	$873,383,876	$15,233,518	$949,633,010

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $1,515,304 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 security valued at $7,968,024 is held in Auto Parts & Equipment within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 3 securities valued at $4,020,000, $615,563 and $743,402 are held in Electronics, Internet and Real Estate Investment Trusts, respectively, within the Loan Assignments section of the Portfolio of Investments.

(e)	The Level 3 security valued at $371,225 is held in Auto Parts & Equipment within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2017, a security with a market value of $3,508,750 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2016, the fair value obtained for this loan assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales		Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2017
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$2,218,906	$25,052	$-	$(948,156)	$219,502	(a)	$-		$-	$-	$1,515,304	$(948,156)
Corporate Bonds
Auto Parts & Equipment	1,467,345	40,417	(112,808)	(800,190)	8,951,189	(a)	(1,577,929)		-	-	7,968,024	(951,981)
Oil & Gas	97,600	-	-	(97,600)	-		-		-	-	-	-
Loan Assignments
Aerospace & Defense	2,025,000	350	52,150	(45,000)	-		(2,032,500)		-	-	-	-
Electronics	-	2,996	-	137,004	3,880,000		-		-	-	4,020,000	137,004
Internet	686,766	1,000	895	(3,098)	-		(70,000	)(b)	-	-	615,563	(3,098)
Real Estate Investment Trust	-	156	8	4,217	742,771		(3,750	)(b)	-	-	743,402	4,217
Retail	478,837	85	2,110	(6,348)	-		(474,684	)(b)	-	-	-	-
Software	3,508,750	-	-	-	-		-		-	(3,508,750)	-	-
Common Stock
Auto Parts & Equipment	112,887	-	-	258,338	-		-		-	-	371,225	258,338
Total	$10,596,091	$70,056	$(57,645)	$(1,500,833)	$13,793,462		$(4,158,863)		$-	$(3,508,750)	$15,233,518	$(1,503,676)

(a) Purchases include PIK securities.

(b) Sales include principal reductions.

MainStay Total Return Bond Fund

Portfolio of Investments July 31, 2017 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 98.3%†
	Corporate Bonds 58.4%
	Aerospace & Defense 0.7%
	Harris Corp. 5.054%, due 4/27/45	$3,000,000	$3,398,400
	KLX, Inc. 5.875%, due 12/1/22 (a)	4,395,000	4,620,244
			8,018,644
	Agriculture 1.4%
	Altria Group, Inc.
	5.375%, due 1/31/44	700,000	826,504
	9.25%, due 8/6/19	2,838,000	3,254,837
	Bunge, Ltd. Finance Corp. 3.25%, due 8/15/26	3,930,000	3,799,418
	Cargill, Inc. 4.307%, due 5/14/21 (a)	3,000,000	3,218,010
	Philip Morris International, Inc.
	1.625%, due 2/21/19	1,000,000	999,833
	4.25%, due 11/10/44	3,300,000	3,384,681
	4.375%, due 11/15/41	1,075,000	1,111,226
	Reynolds American, Inc. 8.125%, due 6/23/19	720,000	801,943
			17,396,452
	Airlines 0.5%
	American Airlines, Inc. Series 2017-2, Class AA, Pass Through Trust 3.35%, due 4/15/31	6,000,000	6,000,000

	Auto Manufacturers 1.1%
	Ford Motor Co.
	7.45%, due 7/16/31	2,095,000	2,676,433
	9.215%, due 9/15/21	2,355,000	2,923,410
	Ford Motor Credit Co. LLC 8.125%, due 1/15/20	2,580,000	2,932,005
	General Motors Co. 5.20%, due 4/1/45	2,860,000	2,857,186
	General Motors Financial Co., Inc. 3.20%, due 7/13/20	1,620,000	1,656,450
			13,045,484
	Banks 11.4%
¤	Bank of America Corp.
	3.30%, due 1/11/23	680,000	697,816
	3.705%, due 4/24/28 (b)	5,000,000	5,057,225
	4.25%, due 10/22/26	11,900,000	12,383,104
	5.125%, due 12/29/49 (b)	2,075,000	2,116,251
	5.70%, due 1/24/22	415,000	469,759
	6.30%, due 12/29/49 (b)	1,500,000	1,696,875
	Bank of New York Mellon Corp. 4.625%, due 12/29/49 (b)	1,325,000	1,346,863
	Barclays Bank PLC 6.05%, due 12/4/17 (a)	4,028,000	4,085,270
	Barclays PLC 2.75%, due 11/8/19	3,740,000	3,785,295
¤	Citigroup, Inc.
	2.50%, due 7/29/19	5,880,000	5,941,281
	3.40%, due 5/1/26	1,950,000	1,945,109
	3.70%, due 1/12/26	4,190,000	4,264,364
	3.887%, due 1/10/28 (b)	3,489,000	3,573,629
	4.05%, due 7/30/22	580,000	608,216
	5.30%, due 5/6/44	2,314,000	2,638,411
	Discover Bank
	7.00%, due 4/15/20	1,340,000	1,487,479
	8.70%, due 11/18/19	474,000	536,566
¤	Goldman Sachs Group, Inc.
	3.00%, due 4/26/22	11,325,000	11,474,728
	3.50%, due 11/16/26	4,305,000	4,294,763
	3.625%, due 1/22/23	2,850,000	2,953,700
	5.95%, due 1/18/18	1,000,000	1,019,158
	6.15%, due 4/1/18	5,000,000	5,144,565
	6.75%, due 10/1/37	1,610,000	2,113,434
¤	JPMorgan Chase & Co.
	2.95%, due 10/1/26	4,870,000	4,757,216
	3.375%, due 5/1/23	6,500,000	6,637,352
	5.50%, due 10/15/40	745,000	910,261
	Lloyds Banking Group PLC 4.582%, due 12/10/25	8,183,000	8,513,119
¤	Morgan Stanley
	2.625%, due 11/17/21	5,755,000	5,775,626
	3.591%, due 7/22/28 (b)	1,850,000	1,852,923
	3.875%, due 1/27/26	380,000	392,894
	4.30%, due 1/27/45	1,075,000	1,105,990
	4.35%, due 9/8/26	1,875,000	1,967,486
	4.875%, due 11/1/22	3,945,000	4,293,482
	5.00%, due 11/24/25	4,535,000	4,953,903
	5.75%, due 1/25/21	5,000,000	5,546,540
	Regions Bank 7.50%, due 5/15/18	392,000	409,334
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24	5,985,000	6,357,818
	6.00%, due 12/19/23	280,000	311,555
	Santander Holdings USA, Inc. 4.40%, due 7/13/27 (a)	1,108,000	1,128,754
	Wachovia Corp. 5.50%, due 8/1/35	1,220,000	1,418,429
	Wells Fargo & Co.
	4.65%, due 11/4/44	1,110,000	1,172,829
	4.90%, due 11/17/45	215,000	235,939
	5.375%, due 11/2/43	1,070,000	1,244,223
	Wells Fargo Bank N.A. 5.85%, due 2/1/37	555,000	695,014
			139,314,548
	Beverages 2.3%
	Anheuser-Busch InBev Finance, Inc. 2.65%, due 2/1/21	6,180,000	6,284,479
	Anheuser-Busch InBev Worldwide, Inc. 7.75%, due 1/15/19	6,765,000	7,348,042
	Constellation Brands, Inc.
	3.875%, due 11/15/19	5,000,000	5,197,615
	4.50%, due 5/9/47	2,740,000	2,859,694
	4.75%, due 11/15/24	1,905,000	2,101,655
	PepsiCo, Inc. 4.00%, due 5/2/47	3,620,000	3,738,631
			27,530,116
	Biotechnology 0.5%
	Biogen, Inc. 2.90%, due 9/15/20	2,010,000	2,062,907
	Gilead Sciences, Inc. 2.55%, due 9/1/20	4,010,000	4,092,362
			6,155,269
	Building Materials 1.0%
	Masco Corp. 3.50%, due 11/15/27	5,000,000	4,976,755
	Standard Industries, Inc. 5.375%, due 11/15/24 (a)	4,940,000	5,199,350
	USG Corp. 5.50%, due 3/1/25 (a)	1,960,000	2,092,300
			12,268,405
	Chemicals 1.2%
	Air Liquide Finance S.A.
	1.375%, due 9/27/19 (a)	3,625,000	3,585,125
	1.75%, due 9/27/21 (a)	2,470,000	2,415,371
	Eastman Chemical Co. 2.70%, due 1/15/20	5,320,000	5,386,862
	WR Grace & Co-Conn 5.125%, due 10/1/21 (a)	3,095,000	3,327,125
			14,714,483
	Commercial Services 0.1%
	United Rentals North America, Inc. 7.625%, due 4/15/22	637,000	665,665

	Computers 1.0%
	Apple, Inc.
	1.55%, due 8/4/21	2,215,000	2,174,754
	3.85%, due 8/4/46	1,605,000	1,600,262
	Hewlett Packard Enterprise Co. 2.85%, due 10/5/18	6,145,000	6,219,066
	HP, Inc. 4.65%, due 12/9/21	2,200,000	2,377,071
			12,371,153
	Cosmetics & Personal Care 0.6%
	Estee Lauder Cos., Inc. 1.80%, due 2/7/20	2,365,000	2,368,869
	Unilever Capital Corp. 1.375%, due 7/28/21	4,450,000	4,322,481
			6,691,350
	Diversified Financial Services 1.8%
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.50%, due 5/26/22	3,690,000	3,802,921
	4.50%, due 5/15/21	1,240,000	1,316,160
	Air Lease Corp. 4.25%, due 9/15/24	2,445,000	2,583,096
	Ally Financial, Inc.
	6.25%, due 12/1/17	53,000	53,742
	7.50%, due 9/15/20	166,000	187,995
	8.00%, due 11/1/31	3,580,000	4,443,675
	Bear Stearns Cos. LLC 7.25%, due 2/1/18	275,000	282,553
	Capital One Bank USA N.A. 3.375%, due 2/15/23	3,046,000	3,091,358
	Discover Financial Services 3.85%, due 11/21/22	1,526,000	1,578,987
	International Lease Finance Corp. 5.875%, due 8/15/22	2,200,000	2,490,136
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (a)	1,780,000	1,821,099
			21,651,722
	Electric 1.8%
	Duquesne Light Holdings, Inc.
	3.616%, due 8/1/27 (a)	1,645,000	1,645,612
	5.90%, due 12/1/21 (a)	3,000,000	3,364,956
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (a)	3,000,000	3,489,432
	IPALCO Enterprises, Inc.
	3.45%, due 7/15/20	1,375,000	1,395,625
	5.00%, due 5/1/18	1,000,000	1,015,000
	N.V. Energy, Inc. 6.25%, due 11/15/20	5,000,000	5,622,970
	PPL Capital Funding, Inc. 5.00%, due 3/15/44	1,000,000	1,127,980
	Public Service Co. of New Mexico 7.95%, due 5/15/18	604,000	632,692
	Puget Energy, Inc. 6.50%, due 12/15/20	3,155,000	3,541,043
			21,835,310
	Electronics 0.5%
	Honeywell International, Inc. 1.85%, due 11/1/21	6,400,000	6,332,634

	Environmental Controls 0.4%
	Waste Management, Inc. 2.40%, due 5/15/23	4,605,000	4,567,230

	Food 1.7%
	Kerry Group Financial Services 3.20%, due 4/9/23 (a)	4,375,000	4,359,009
	Mondelez International Holdings Netherlands B.V.
	1.625%, due 10/28/19 (a)	4,170,000	4,139,059
	2.00%, due 10/28/21 (a)	4,495,000	4,404,740
	Post Holdings, Inc. 5.00%, due 8/15/26 (a)	1,735,000	1,780,544
	Tyson Foods, Inc. 5.15%, due 8/15/44	5,000,000	5,686,310
			20,369,662
	Food Services 0.3%
	Aramark Services, Inc. 5.125%, due 1/15/24	4,000,000	4,248,360

	Gas 0.3%
	NiSource Finance Corp. 3.49%, due 5/15/27	2,935,000	2,990,363
	Southern California Gas Co. 3.20%, due 6/15/25	915,000	942,045
			3,932,408
	Health Care - Products 1.4%
	Alere, Inc. 6.50%, due 6/15/20	3,405,000	3,460,331
	Becton Dickinson & Co. 3.363%, due 6/6/24	6,075,000	6,157,984
	Zimmer Biomet Holdings, Inc. 3.55%, due 4/1/25	6,900,000	6,966,744
			16,585,059
	Health Care - Services 0.8%
	Anthem, Inc. 4.65%, due 1/15/43	1,895,000	2,060,401
	Cigna Corp. 3.25%, due 4/15/25	3,730,000	3,768,755
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (a)	2,690,000	2,858,125
	6.50%, due 9/15/18 (a)	65,000	68,088
	Fresenius Medical Care U.S. Finance, Inc. 5.75%, due 2/15/21 (a)	825,000	909,562
			9,664,931
	Home Builders 1.4%
	CalAtlantic Group, Inc. 5.875%, due 11/15/24	2,320,000	2,520,100
	KB Home 7.25%, due 6/15/18	4,700,000	4,906,800
	NVR, Inc. 3.95%, due 9/15/22	6,420,000	6,743,478
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24	3,180,000	3,386,700
			17,557,078
	Home Furnishing 0.8%
	Whirlpool Corp. 4.85%, due 6/15/21	8,850,000	9,640,686

	Insurance 2.8%
	Alterra Finance LLC 6.25%, due 9/30/20	2,900,000	3,230,461
	Hartford Financial Services Group, Inc. 6.00%, due 1/15/19	600,000	634,780
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (a)	2,020,000	2,168,076
	6.50%, due 3/15/35 (a)	335,000	418,107
	6.50%, due 5/1/42 (a)	3,675,000	4,776,361
	Markel Corp.
	3.625%, due 3/30/23	2,515,000	2,604,703
	5.00%, due 3/30/43	2,500,000	2,676,010
	Protective Life Corp.
	6.40%, due 1/15/18	3,050,000	3,110,960
	7.375%, due 10/15/19	4,180,000	4,642,709
	Prudential Financial, Inc. 7.375%, due 6/15/19	3,550,000	3,906,544
	Validus Holdings, Ltd. 8.875%, due 1/26/40	1,185,000	1,705,297
	Voya Financial, Inc.
	2.90%, due 2/15/18	2,577,000	2,592,985
	3.65%, due 6/15/26	1,305,000	1,314,529

	Internet 0.4%
	Match Group, Inc. 6.75%, due 12/15/22	4,820,000	5,012,800

	Iron & Steel 0.5%
	ArcelorMittal 7.50%, due 10/15/39	3,100,000	3,658,000
	Vale Overseas, Ltd. 6.875%, due 11/21/36	2,280,000	2,536,500
			6,194,500
	Lodging 1.5%
	MGM Resorts International 6.00%, due 3/15/23	5,000,000	5,537,500
	Wyndham Worldwide Corp.
	2.50%, due 3/1/18	1,735,000	1,742,181
	4.25%, due 3/1/22	6,370,000	6,714,496
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, due 3/1/25 (a)	4,570,000	4,808,965
			18,803,142
	Media 2.8%
	Charter Communications Operating LLC / Charter Communications Operating Capital 4.464%, due 7/23/22	4,000,000	4,280,456
	NBC Universal Media LLC
	5.15%, due 4/30/20	7,900,000	8,611,893
	5.95%, due 4/1/41	1,989,000	2,547,801
	Time Warner Cable LLC 8.75%, due 2/14/19	7,000,000	7,701,876
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23	3,660,000	4,585,120
	Time Warner, Inc. 3.80%, due 2/15/27	5,660,000	5,722,339
	Virgin Media Secured Finance PLC 5.25%, due 1/15/21	1,160,000	1,236,850
			34,686,335
	Mining 0.4%
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (a)	3,985,000	4,527,757

	Miscellaneous - Manufacturing 0.9%
	Amsted Industries, Inc. 5.375%, due 9/15/24 (a)	5,850,000	6,127,875
	Textron Financial Corp. 2.917%, due 2/15/67 (a)(b)	5,685,000	5,002,800
			11,130,675
	Oil & Gas 2.7%
	Chevron Corp. 1.961%, due 3/3/20	1,855,000	1,863,119
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (a)	590,000	600,325
	Continental Resources, Inc. 5.00%, due 9/15/22	5,250,000	5,200,755
	Marathon Petroleum Corp.
	5.00%, due 9/15/54	2,080,000	1,952,608
	6.50%, due 3/1/41	1,580,000	1,857,919
	Petrobras Global Finance B.V. 7.375%, due 1/17/27	8,100,000	8,768,250
	Petroleos Mexicanos 6.75%, due 9/21/47 (a)	6,955,000	7,316,660
	Valero Energy Corp. 6.625%, due 6/15/37	4,000,000	4,985,120
			32,544,756
	Pharmaceuticals 0.6%
	Allergan Funding SCS 4.75%, due 3/15/45	814,000	886,925
	Zoetis, Inc.
	3.25%, due 2/1/23	3,885,000	4,009,650
	4.70%, due 2/1/43	2,745,000	3,000,282
			7,896,857
	Pipelines 2.8%
	Andeavor Logistics, L.P. / Tesoro Logistics Finance Corp. 6.25%, due 10/15/22	4,000,000	4,250,000
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20	5,680,000	5,834,553
	EnLink Midstream Partners, L.P. 4.40%, due 4/1/24	4,130,000	4,240,729
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (a)	2,850,000	2,967,568
	Kinder Morgan Energy Partners, L.P. 6.375%, due 3/1/41	385,000	439,140
	MPLX, L.P. 4.875%, due 6/1/25	5,305,000	5,676,377
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24	5,137,000	5,557,350
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 4.125%, due 11/15/19	5,500,000	5,575,625
			34,541,342
	Real Estate 0.5%
	ProLogis, L.P. 4.25%, due 8/15/23	5,400,000	5,884,488

	Real Estate Investment Trusts 1.4%
	Alexandria Real Estate Equities, Inc. 4.60%, due 4/1/22	3,325,000	3,561,235
	Crown Castle International Corp.
	3.20%, due 9/1/24	5,580,000	5,581,027
	5.25%, due 1/15/23	126,000	140,882
	Ventas Realty, L.P. / Ventas Capital Corp.
	4.00%, due 4/30/19	2,920,000	3,000,399
	4.25%, due 3/1/22	1,370,000	1,453,149
	Welltower, Inc.
	3.75%, due 3/15/23	570,000	597,045
	5.25%, due 1/15/22	2,445,000	2,699,938
			17,033,675
	Retail 2.7%
	Alimentation Couche-Tard, Inc. 2.70%, due 7/26/22 (a)	7,345,000	7,364,831
	CVS Health Corp. 2.80%, due 7/20/20	6,880,000	7,040,283
	CVS Pass-Through Trust 5.789%, due 1/10/26 (a)(c)	60,510	66,770
	Darden Restaurants, Inc. 3.85%, due 5/1/27	5,980,000	6,175,791
	Dollar Tree, Inc. 5.75%, due 3/1/23	2,750,000	2,911,562
	L Brands, Inc. 8.50%, due 6/15/19	127,000	140,018
	O'Reilly Automotive, Inc. 4.625%, due 9/15/21	5,955,000	6,432,698
	QVC, Inc.
	4.45%, due 2/15/25	1,535,000	1,539,983
	4.85%, due 4/1/24	1,550,000	1,596,767
			33,268,703
	Semiconductors 0.7%
	NXP B.V. / NXP Funding LLC 4.625%, due 6/1/23 (a)	3,825,000	4,131,688
	Qorvo, Inc. 6.75%, due 12/1/23	3,618,000	3,969,489
			8,101,177
	Software 0.7%
	Microsoft Corp.
	2.00%, due 8/8/23	3,540,000	3,464,368
	4.10%, due 2/6/37	2,090,000	2,252,042
	MSCI, Inc. 4.75%, due 8/1/26 (a)	2,865,000	2,972,437
			8,688,847
	Telecommunications 3.7%
¤	AT&T, Inc.
	3.80%, due 3/1/24	5,920,000	6,098,447
	5.00%, due 3/1/21	6,300,000	6,851,231
	Hughes Satellite Systems Corp. 6.50%, due 6/15/19	946,000	1,018,132
	Level 3 Financing, Inc.
	5.375%, due 1/15/24	2,160,000	2,273,400
	5.375%, due 5/1/25	1,845,000	1,960,312
	Sprint Capital Corp.
	6.875%, due 11/15/28	4,055,000	4,419,950
	6.90%, due 5/1/19	475,000	505,281
	8.75%, due 3/15/32	325,000	403,000
	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 3.36%, due 3/20/23 (a)	7,290,000	7,389,873
	T-Mobile USA, Inc. 6.375%, due 3/1/25	500,000	540,000
	Telecom Italia Capital S.A. 7.721%, due 6/4/38	480,000	612,600
	Telefonica Emisiones SAU 4.57%, due 4/27/23	5,110,000	5,613,964
	Verizon Communications, Inc.
	3.45%, due 3/15/21	785,000	813,731
	5.15%, due 9/15/23	1,955,000	2,175,100
	VimpelCom Holdings B.V. 4.95%, due 6/16/24 (a)	3,975,000	3,999,844
			44,674,865
	Toys, Games & Hobbies 0.3%
	Hasbro, Inc.
	5.10%, due 5/15/44	2,045,000	2,177,459
	6.35%, due 3/15/40	1,500,000	1,846,263
			4,023,722
	Total Corporate Bonds (Cost $690,087,222)		711,351,812

	Foreign Government Bonds 0.3%
	Sovereign 0.3%
	Portugal Government International Bond 5.125%, due 10/15/24 (a)	2,050,000	2,099,815
	Turkey Government International Bond 6.625%, due 2/17/45	1,010,000	1,122,494
			3,222,309
	Total Foreign Government Bonds (Cost $3,238,272)		3,222,309

	Mortgage-Backed Securities 0.3%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.3%
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 1.462%, due 12/25/36 (a)(b)	77,617	73,061
	Commercial Mortgage Loan Trust Series 2008-LS1, Class A4B 6.155%, due 12/10/49 (d)	1,229,489	1,229,224
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	2,433,408	2,679,306
			3,981,591
	Residential Mortgage (Collateralized Mortgage Obligation) 0.0% ‡
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.53%, due 2/25/42 (a)(b)(c)(e)	275,352	234,724

	Total Mortgage-Backed Securities (Cost $4,288,177)		4,216,315

	U.S. Government & Federal Agencies 39.3%
	Fannie Mae (Collateralized Mortgage Obligation) 0.0% ‡
	Fannie Mae (Collateralized Mortgage Obligation) Series 1991-66, Class J 8.125%, due 6/25/21	113	122

¤	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 10.2%
	2.50%, due 1/1/32	10,494,237	10,585,946
	2.50%, due 8/1/46	6,202,812	5,995,299
	3.00%, due 6/1/43	6,854,923	6,902,311
	3.00%, due 9/1/44 TBA (f)	5,000,000	5,000,913
	3.00%, due 5/1/46	4,593,273	4,605,402
	3.229%, due 6/1/35 (b)	67,314	70,640
	3.50%, due 12/1/41	6,485,253	6,714,189
	3.50%, due 5/1/42	5,904,229	6,111,314
	3.50%, due 2/1/43	5,994,377	6,206,339
	3.50%, due 5/1/43	2,470,982	2,558,367
	3.50%, due 5/1/44	8,721,231	9,036,279
	3.50%, due 7/1/44 TBA (f)	5,000,000	5,142,383
	3.50%, due 5/1/46	5,527,709	5,699,578
	4.00%, due 8/1/31	1,506,469	1,603,060
	4.00%, due 1/1/41	2,128,399	2,279,182
	4.00%, due 2/1/41	3,824,463	4,074,391
	4.00%, due 4/1/41	994,122	1,058,521
	4.00%, due 1/1/42	11,786,620	12,598,858
	4.00%, due 6/1/42	4,356,940	4,627,477
	4.00%, due 8/1/44	7,402,192	7,904,227
	4.50%, due 9/1/39	288,950	315,212
	4.50%, due 1/1/40	2,018,109	2,190,212
	4.50%, due 12/1/40	1,481,745	1,616,606
	4.50%, due 5/1/41	1,381,764	1,496,727
	4.50%, due 6/1/41	5,943,385	6,453,448
	4.50%, due 8/1/41	2,527,407	2,733,555
	5.00%, due 8/1/33	149,037	163,372
	5.50%, due 1/1/21	40,877	42,720
	5.50%, due 2/1/33	51,919	57,995
	5.50%, due 7/1/34	158,389	177,436
	5.50%, due 4/1/37	7,175	7,999
	5.50%, due 5/1/37	5,021	5,574
	5.50%, due 7/1/37	23,817	26,517
	5.50%, due 1/1/38	54,535	61,490
	6.00%, due 2/1/27	35,200	39,560
	6.00%, due 3/1/36	45,269	51,305
	6.50%, due 4/1/37	99,448	113,471
			124,327,875
¤	Federal National Mortgage Association (Mortgage Pass-Through Securities) 13.3%
	2.50%, due 11/1/31	10,258,672	10,350,121
	2.50%, due 7/1/46	6,348,130	6,140,657
	3.00%, due 4/1/43	2,097,808	2,112,509
	3.50%, due 2/1/41	5,737,156	5,937,291
	3.50%, due 3/1/41	495,835	513,231
	3.50%, due 11/1/41	8,968,912	9,281,643
	3.50%, due 1/1/42	1,618,964	1,683,020
	3.50%, due 3/1/42	3,439,332	3,559,351
	3.50%, due 10/1/42	2,850,956	2,949,469
	3.50%, due 2/1/43	3,040,160	3,151,853
	3.50%, due 3/1/43	5,659,066	5,854,297
	3.50%, due 5/1/43	2,563,416	2,649,721
	3.50%, due 6/1/43	825,639	854,127
	3.50%, due 11/1/45	5,606,331	5,785,555
	4.00%, due 9/1/31	1,155,288	1,229,261
	4.00%, due 11/1/40	1,018,708	1,090,111
	4.00%, due 1/1/41	2,684,896	2,868,645
	4.00%, due 2/1/41	12,103,338	12,800,114
	4.00%, due 3/1/41	2,671,282	2,858,258
	4.00%, due 10/1/41	3,354,698	3,588,904
	4.00%, due 1/1/42	6,327,223	6,731,268
	4.00%, due 2/1/42	1,447,343	1,529,293
	4.00%, due 3/1/42	8,281,988	8,810,642
	4.00%, due 7/1/42	1,445,406	1,529,474
	4.00%, due 9/1/42	3,758,240	3,987,763
	4.00%, due 10/1/43 TBA (f)	4,500,000	4,730,449
	4.50%, due 4/1/18	3,927	4,018
	4.50%, due 7/1/18	24,548	25,113
	4.50%, due 11/1/18	39,718	40,632
	4.50%, due 6/1/23	112,838	118,434
	4.50%, due 6/1/39	6,878,685	7,443,372
	4.50%, due 8/1/39	3,073,376	3,349,538
	4.50%, due 9/1/39	2,922,535	3,155,636
	4.50%, due 1/1/40	415,308	448,157
	4.50%, due 8/1/40	724,133	783,102
	4.50%, due 9/1/40	6,005,928	6,503,970
	4.50%, due 12/1/40	6,089,090	6,613,972
	4.50%, due 5/1/41 TBA (f)	4,500,000	4,826,199
	4.50%, due 7/1/41	3,087,456	3,352,616
	4.50%, due 8/1/41	1,631,149	1,771,664
	4.50%, due 8/1/42	1,727,802	1,877,137
	5.00%, due 9/1/17	826	845
	5.00%, due 9/1/20	4,201	4,297
	5.00%, due 10/1/20	34,555	35,713
	5.00%, due 12/1/20	55,853	57,526
	5.00%, due 7/1/33	292,764	321,333
	5.00%, due 10/1/33	126,217	138,584
	5.00%, due 5/1/35	688,379	757,413
	5.00%, due 6/1/35	1,256,943	1,378,776
	5.00%, due 7/1/35	116,538	127,968
	5.00%, due 1/1/36	142,104	156,161
	5.00%, due 2/1/36	1,061,409	1,166,317
	5.00%, due 5/1/36	382,532	420,236
	5.00%, due 9/1/36	105,475	115,904
	5.50%, due 6/1/21	72,416	76,081
	5.50%, due 6/1/33	694,318	778,729
	5.50%, due 11/1/33	114,861	128,622
	5.50%, due 12/1/33	81,872	91,667
	5.50%, due 4/1/34	289,034	323,449
	5.50%, due 5/1/34	407,546	456,229
	5.50%, due 6/1/34	109,518	122,598
	5.50%, due 3/1/35	159,799	178,670
	5.50%, due 4/1/36	262,553	293,853
	5.50%, due 12/1/36	64,124	71,599
	5.50%, due 1/1/37	337,525	381,991
	5.50%, due 4/1/37	240,806	268,337
	5.50%, due 7/1/37	437,580	498,974
	5.50%, due 8/1/37	92,590	103,574
	5.50%, due 9/1/37	2,469	2,758
	6.00%, due 8/1/17	28	28
	6.00%, due 1/1/33	43,300	49,310
	6.00%, due 3/1/33	42,861	48,343
	6.00%, due 8/1/34	1,954	2,234
	6.00%, due 9/1/35	125,771	145,103
	6.00%, due 6/1/36	45,187	51,236
	6.00%, due 12/1/36	105,954	120,661
	6.00%, due 4/1/37	24,652	25,938
	6.00%, due 9/1/37	12,167	13,826
	6.00%, due 10/1/37	95,963	103,851
	6.00%, due 11/1/37	8,248	9,360
	6.00%, due 1/1/38	1,617	1,825
	6.00%, due 11/1/38	54,377	61,149
	6.50%, due 6/1/31	20,480	22,758
	6.50%, due 8/1/31	10,570	11,979
	6.50%, due 10/1/31	7,677	8,679
	6.50%, due 6/1/32	30,730	34,330
	6.50%, due 6/1/36	3,568	4,099
	6.50%, due 7/1/36	6,442	7,268
	6.50%, due 8/1/36	1,162	1,290
	6.50%, due 11/1/36	49,470	56,705
	6.50%, due 2/1/37	22,048	24,721
	6.50%, due 7/1/37	4,586	5,091
	6.50%, due 8/1/37	23,541	26,225
	6.50%, due 9/1/37	47,176	54,785
			162,239,585
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.7%
	3.50%, due 1/1/45 TBA (f)	4,850,000	5,039,453
	4.00%, due 11/20/40	356,366	376,079
	4.00%, due 12/20/44	3,244,193	3,428,436
	6.00%, due 2/15/29	8,116	9,148
	6.00%, due 4/15/29	49,405	56,284
	6.00%, due 8/15/32	105,290	119,861
	6.50%, due 7/15/28	13,857	15,814
	6.50%, due 5/15/29	7,248	8,397
			9,053,472
¤	United States Treasury Bonds 6.8%
	2.50%, due 2/15/46	34,020,000	31,326,296
	2.50%, due 5/15/46	7,093,000	6,526,390
	2.875%, due 11/15/46	3,670,000	3,648,208
	3.00%, due 2/15/47	21,165,000	21,571,770
	3.375%, due 5/15/44	3,065,000	3,352,105
	3.75%, due 11/15/43	2,100,000	2,444,366
	5.375%, due 2/15/31	8,835,000	11,844,422
	6.25%, due 5/15/30	1,240,000	1,763,900
			82,477,457
¤	United States Treasury Notes 8.2%
	1.25%, due 10/31/21	27,300,000	26,740,132
	2.00%, due 11/30/20	1,450,000	1,469,485
	2.00%, due 12/31/21	5,770,000	5,824,544
	2.00%, due 2/15/23	16,400,000	16,457,662
	2.00%, due 11/15/26	27,865,000	27,221,709
	2.125%, due 8/31/20	14,630,000	14,890,019
	2.50%, due 5/15/24	7,075,000	7,263,485
			99,867,036
	United States Treasury Strip Principal 0.1%
	United States Treasury Strip Principal (zero coupon), due 8/15/23	820,000	727,214

	Total U.S. Government & Federal Agencies (Cost $476,966,407)		478,692,761
	Total Long-Term Bonds (Cost $1,174,580,078)		1,197,483,197

		Shares
	Common Stocks 0.0%‡
	Media 0.0% ‡
	ION Media Networks, Inc. (c)(e)(g)	2	1,357

	Total Common Stock (Cost $4)		1,357

		Principal Amount
	Short-Term Investment 3.2%
	Repurchase Agreement 3.2%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $39,200,419 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.25% and a maturity date of 10/2/19, with a Principal Amount of $39,995,000 and a Market Value of $39,986,601)	$39,200,288	39,200,288
	Total Short-Term Investment (Cost $39,200,288)		39,200,288
	Total Investments (Cost $1,213,780,370) (h)	101.5%	1,236,684,842
	Other Assets, Less Liabilities	(1.5)	(18,031,277)
	Net Assets	100.0%	$1,218,653,565

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2017.
(c)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2017, the total market value of these securities was $302,851, which represented less than one-tenth of a percent of the Fund's net assets.
(d)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2017.
(e)	Illiquid security - As of July 31, 2017, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $236,081, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2017, the total net market value of these securities was $24,739,397, which represented 2.0% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(g)	Restricted security.
(h)	As of July 31, 2017, cost was $1,213,780,670 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$26,512,958
Gross unrealized depreciation	(3,608,786)
Net unrealized appreciation	$22,904,172

As of July 31, 2017, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(242)	September 2017	$(52,355,188)	$29,792

1. As of July 31, 2017, cash in the amount of $101,640 was on deposit with a broker for futures transactions.

2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2017.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$711,351,812	$—	$711,351,812
Foreign Government Bonds	—	3,222,309	—	3,222,309
Mortgage-Backed Securities (b)	—	3,981,591	234,724	4,216,315
U.S. Government & Federal Agencies	—	478,692,761	—	478,692,761
Total Long-Term Bonds	—	1,197,248,473	234,724	1,197,483,197
Common Stocks (c)	—	—	1,357	1,357
Short-Term Investment
Repurchase Agreement	—	39,200,288	—	39,200,288
Total Investments in Securities	—	1,236,448,761	236,081	1,236,684,842
Other Financial Instruments
Futures Contracts (d)	29,792	—	—	29,792
Total Investments in Securities and Other Financial Instruments	$29,792	$1,236,448,761	$236,081	$1,236,714,634

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $234,724 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(c)	The Level 3 security valued at $1,357 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between among levels.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2017
Long-Term Bonds
Corporate Bonds
Oil & Gas	$72,000	$-	$-	$(72,000)	$-		$-	$-	$-	$-
Mortgage-Backed Securities
Residential Mortgage (Collateralized Mortgage Obligation)	254,444	-	-	4,274	-	(23,994)	-	-	234,724	676
Common Stock
Media	1,071	-	-	286	-	-	-	-	1,357	286
Total	$327,515	$-	$-	$(67,440)	$-	$(23,994)	$-	$-	$236,081	$962

(a) Sales include principal reductions.

MainStay U.S. Equity Opportunities Fund
Portfolio of Investments July 31, 2017 (Unaudited)

		Shares	Value
	Common Stocks 97.2% †
	Aerospace & Defense 1.9%
	Boeing Co.	47,800	$11,589,588
	Spirit AeroSystems Holdings, Inc. Class A	98,700	5,964,441
			17,554,029
	Air Freight & Logistics 1.4%
	FedEx Corp.	36,700	7,634,701
	XPO Logistics, Inc. (a)	97,700	5,872,747
			13,507,448
	Auto Components 0.3%
	Lear Corp.	17,412	2,580,284

	Automobiles 1.2%
	General Motors Co.	210,928	7,589,190
	Tesla, Inc. (a)	5,000	1,617,350
	Thor Industries, Inc.	22,200	2,338,770
			11,545,310
	Banks 5.3%
¤	Bank of America Corp. (b)	634,483	15,303,730
	Citigroup, Inc.	24,468	1,674,835
¤	JPMorgan Chase & Co. (b)	201,319	18,481,084
	KeyCorp	183,800	3,315,752
	SunTrust Banks, Inc.	11,600	664,564
	Wells Fargo & Co.	196,367	10,592,036
			50,032,001
	Beverages 1.3%
	Coca-Cola Co.	31,589	1,448,040
	PepsiCo., Inc.	93,884	10,947,813
			12,395,853
	Biotechnology 2.5%
	AbbVie, Inc. (b)	142,300	9,948,193
	Amgen, Inc.	61,327	10,702,175
	Bioverativ, Inc. (a)	15,600	966,732
	Celgene Corp. (a)	13,300	1,800,953
			23,418,053
	Building Products 0.8%
	Johnson Controls International PLC	36,000	1,402,200
	Owens Corning	88,400	5,927,220
			7,329,420
	Capital Markets 4.9%
	Ameriprise Financial, Inc. (b)	46,600	6,751,408
	Bank of New York Mellon Corp.	147,234	7,807,819
	Franklin Resources, Inc.	42,500	1,903,150
	Lazard, Ltd. Class A	126,040	5,887,328
	Legg Mason, Inc.	143,400	5,737,434
	LPL Financial Holdings, Inc.	129,900	5,944,224
	Raymond James Financial, Inc.	61,300	5,099,547
	State Street Corp.	76,300	7,113,449
			46,244,359
	Chemicals 2.5%
	Chemours Co.	129,600	6,170,256
	Dow Chemical Co.	84,700	5,441,128
	LyondellBasell Industries N.V. Class A	78,493	7,071,434
	Olin Corp.	176,300	5,197,324
			23,880,142
	Commercial Services & Supplies 0.6%
	Pitney Bowes, Inc.	354,100	5,573,534

	Communications Equipment 1.2%
	ARRIS International PLC (a)	209,600	5,860,416
	Cisco Systems, Inc.	24,525	771,311
	EchoStar Corp. Class A (a)	70,519	4,282,619
			10,914,346
	Containers & Packaging 0.5%
	Berry Global Group, Inc. (a)	75,500	4,234,040
	WestRock Co.	13,400	769,428
			5,003,468
	Diversified Financial Services 1.1%
	Berkshire Hathaway, Inc. Class B (a)	43,689	7,644,264
	Leucadia National Corp.	115,100	2,996,053
			10,640,317
	Diversified Telecommunication Services 1.6%
¤	AT&T, Inc. (b)	326,669	12,740,091
	Verizon Communications, Inc.	37,238	1,802,319
			14,542,410
	Electrical Equipment 0.2%
	Regal Beloit Corp.	19,500	1,625,325

	Electronic Equipment, Instruments & Components 0.7%
	Jabil, Inc.	189,341	5,774,901
	Zebra Technologies Corp. Class A (a)	11,600	1,179,952
			6,954,853
	Energy Equipment & Services 0.3%
	Halliburton Co.	20,500	870,020
	Schlumberger, Ltd.	28,000	1,920,800
			2,790,820
	Equity Real Estate Investment Trusts (REITs) 1.3%
	Host Hotels & Resorts, Inc. (b)	329,748	6,153,098
	Outfront Media, Inc.	245,000	5,603,150
			11,756,248
	Food & Staples Retailing 0.1%
	Wal-Mart Stores, Inc.	5,400	431,946

	Food Products 2.2%
	Bunge, Ltd.	78,167	6,127,511
	Flowers Foods, Inc.	273,000	4,802,070
	Ingredion, Inc.	15,920	1,963,255
	Pilgrim's Pride Corp. (a)	100,100	2,431,429
	Seaboard Corp.	75	320,625
	TreeHouse Foods, Inc. (a)	23,882	2,025,910
	Tyson Foods, Inc. Class A	48,000	3,041,280
			20,712,080
	Health Care Equipment & Supplies 1.5%
	Abbott Laboratories (b)	68,306	3,359,289
	Baxter International, Inc.	111,500	6,743,520
	Danaher Corp.	23,500	1,915,015
	Hill-Rom Holdings, Inc.	1,881	140,172
	West Pharmaceutical Services, Inc.	25,600	2,270,720
			14,428,716
	Health Care Providers & Services 3.8%
	Anthem, Inc.	40,662	7,571,671
	Centene Corp. (a)	74,600	5,924,732
	Humana, Inc.	29,800	6,889,760
	UnitedHealth Group, Inc.	47,754	9,159,695
	WellCare Health Plans, Inc. (a)	33,000	5,840,670
			35,386,528
	Hotels, Restaurants & Leisure 4.0%
	Aramark	93,200	3,714,952
	Carnival Corp.	101,100	6,751,458
	Darden Restaurants, Inc.	69,800	5,854,824
	International Game Technology PLC	196,300	3,737,552
	McDonald's Corp.	23,300	3,614,762
	Norwegian Cruise Line Holdings, Ltd. (a)	109,200	6,013,644
	Royal Caribbean Cruises, Ltd.	56,500	6,388,455
	Yum! Brands, Inc.	13,800	1,041,624
			37,117,271
	Household Durables 0.3%
	Tupperware Brands Corp.	11,300	686,023
	Whirlpool Corp.	10,800	1,921,104
			2,607,127
	Household Products 0.8%
	Procter & Gamble Co.	82,359	7,479,844

	Independent Power & Renewable Electricity Producers 0.8%
	AES Corp.	529,200	5,916,456
	Calpine Corp. (a)	109,200	1,570,296
			7,486,752
	Industrial Conglomerates 0.5%
	Carlisle Cos., Inc.	15,500	1,512,645
	General Electric Co.	131,885	3,377,575
			4,890,220
	Insurance 1.5%
	Allstate Corp.	4,700	427,700
	American International Group, Inc.	5,000	327,250
	Assurant, Inc.	52,300	5,505,621
	Athene Holding, Ltd. Class A (a)	27,200	1,374,416
	First American Financial Corp.	19,800	958,518
	Prudential Financial, Inc.	51,300	5,808,699
			14,402,204
	Internet & Direct Marketing Retail 4.1%
¤	Amazon.com, Inc. (a)(b)	21,223	20,963,655
	Expedia, Inc.	41,032	6,420,277
	Liberty Interactive Corp. QVC Group Class A (a)	246,500	5,901,210
	Netflix, Inc. (a)	16,000	2,906,560
	Priceline Group, Inc. (a)	1,300	2,637,050
			38,828,752
	Internet Software & Services 5.4%
¤	Facebook, Inc. Class A (a)(b)	92,500	15,655,625
	eBay, Inc. (a)	48,265	1,724,508
	IAC / InterActiveCorp (a)	20,257	2,119,490
	GoDaddy, Inc. Class A (a)	25,600	1,100,288
¤	Alphabet, Inc.(a)(b)
	Class C	16,923	15,746,851
	Class A	14,737	13,933,834
			50,280,596
	IT Services 4.0%
	Accenture PLC Class A	48,500	6,247,770
	Alliance Data Systems Corp.	24,300	5,866,749
	Booz Allen Hamilton Holding Corp.	20,500	703,150
	CoreLogic, Inc. (a)	110,200	5,019,610
	CSRA, Inc.	103,700	3,381,657
	Euronet Worldwide, Inc. (a)	34,302	3,313,916
	Mastercard, Inc. Class A	37,200	4,754,160
	Total System Services, Inc.	22,400	1,421,504
	Visa, Inc. Class A	73,100	7,277,836
			37,986,352
	Leisure Products 0.9%
	Brunswick Corp.	62,400	3,532,464
	Hasbro, Inc.	50,200	5,315,176
			8,847,640
	Life Sciences Tools & Services 1.3%
	Bio-Rad Laboratories, Inc. Class A (a)	24,900	5,867,187
	Bruker Corp.	199,300	5,715,924
	VWR Corp. (a)	31,800	1,049,400
			12,632,511
	Machinery 2.3%
	AGCO Corp.	11,600	836,824
	Deere & Co.	30,900	3,963,852
	Oshkosh Corp.	84,700	5,832,442
	Terex Corp.	127,900	5,035,423
	Trinity Industries, Inc.	213,800	5,860,258
			21,528,799
	Media 2.5%
	Charter Communications, Inc. Class A (a)	7,000	2,743,370
	Comcast Corp. Class A	301,720	12,204,574
	Interpublic Group of Cos., Inc.	44,700	965,967
	Live Nation Entertainment, Inc. (a)	159,300	5,937,111
	News Corp.
	Class A	8,211	117,499
	Class B	37,764	555,131
	Walt Disney Co.	10,075	1,107,545
			23,631,197
	Metals & Mining 1.0%
	Newmont Mining Corp.	87,800	3,263,526
	Steel Dynamics, Inc.	165,216	5,850,299
			9,113,825
	Multi-Utilities 0.2%
	MDU Resources Group, Inc.	73,700	1,941,995

	Oil, Gas & Consumable Fuels 6.7%
	Andeavor	24,400	2,428,532
¤	Chevron Corp.	114,959	12,552,373
	ConocoPhillips	38,500	1,746,745
	Devon Energy Corp.	146,500	4,879,915
¤	Exxon Mobil Corp. (b)	232,145	18,580,886
	HollyFrontier Corp.	42,000	1,211,280
	Marathon Petroleum Corp.	124,700	6,981,953
	Targa Resources Corp.	72,500	3,364,725
	Valero Energy Corp.	100,559	6,935,554
	World Fuel Services Corp.	116,400	3,764,376
			62,446,339
	Paper & Forest Products 0.1%
	Domtar Corp.	17,900	699,174

	Personal Products 0.6%
	Nu Skin Enterprises, Inc., Class A	90,900	5,759,424

	Pharmaceuticals 2.5%
	Endo International PLC (a)	187,600	2,067,352
	Johnson & Johnson	92,992	12,341,898
	Mylan N.V. (a)	168,800	6,581,512
	Pfizer, Inc.	85,111	2,822,281
			23,813,043
	Professional Services 1.2%
	ManpowerGroup, Inc.	53,100	5,689,665
	Robert Half International, Inc.	117,000	5,294,250
			10,983,915
	Real Estate Management & Development 0.2%
	Realogy Holdings Corp.	46,308	1,537,426

	Road & Rail 0.6%
	Ryder System, Inc.	79,000	5,748,040

	Semiconductors & Semiconductor Equipment 2.6%
	Applied Materials, Inc.	829	36,733
	Broadcom, Ltd.	15,600	3,847,896
	Intel Corp.	313,632	11,124,527
	Lam Research Corp.	4,800	765,408
	Micron Technology, Inc. (a)	222,500	6,256,700
	NVIDIA Corp.	13,700	2,226,387
			24,257,651
	Software 6.7%
	Activision Blizzard, Inc. (b)	114,700	7,086,166
	Adobe Systems, Inc. (a)	10,100	1,479,549
	CA, Inc.	115,200	3,575,808
	Dell Technologies, Inc. Class V (a)	97,200	6,247,044
	Fortinet, Inc. (a)	63,000	2,325,330
¤	Microsoft Corp. (b)	372,108	27,052,251
	Nuance Communications, Inc. (a)	337,700	5,842,210
	Oracle Corp.	84,362	4,212,195
	Take-Two Interactive Software, Inc. (a)	60,900	4,840,332
			62,660,885
	Specialty Retail 3.1%
	Best Buy Co., Inc.	107,900	6,294,886
	Dick's Sporting Goods, Inc.	51,743	1,932,084
	GameStop Corp. Class A	263,400	5,713,146
	Gap, Inc.	208,900	4,978,087
	Home Depot, Inc.	10,829	1,620,018
	Lowe's Cos., Inc.	106,316	8,228,858
			28,767,079
	Technology Hardware, Storage & Peripherals 4.1%
¤	Apple, Inc. (b)	198,070	29,458,951
	Hewlett Packard Enterprise Co.	67,344	1,179,194
	HP, Inc.	87,400	1,669,340
	Western Digital Corp.	72,000	6,128,640
			38,436,125
	Textiles, Apparel & Luxury Goods 0.9%
	Michael Kors Holdings, Ltd. (a)	61,029	2,223,897
	NIKE, Inc. Class B	18,200	1,074,710
	PVH Corp.	19,500	2,326,155
	Ralph Lauren Corp.	27,700	2,095,505
	Skechers U.S.A., Inc. Class A (a)	35,700	1,002,813
			8,723,080
	Tobacco 0.4%
	Philip Morris International, Inc.	35,200	4,108,192

	Trading Companies & Distributors 0.1%
	Univar, Inc. (a)	38,000	1,179,520

	Wireless Telecommunication Services 0.6%
	T-Mobile U.S., Inc. (a)	98,200	6,055,012
	Total Common Stocks (Cost $737,513,098)		913,197,480

		Principal Amount
	Short-Term Investment 2.5%
	Repurchase Agreement 2.5%
	Fixed Income Clearing Corp. 0.12%, dated 7/31/17 due 8/1/17 Proceeds at Maturity $23,647,091 (Collateralized by a Federal Home Loan Mortgage Corp. security with a rate of 1.25% and a maturity date of 10/2/19, with a Principal Amount of $24,130,000 and a Market Value of $24,124,933)	$23,647,012	23,647,012
	Total Short-Term Investment (Cost $23,647,012)		23,647,012
	Total Investments, Before Investments Sold Short (Cost $761,160,110)	99.7%	936,844,492

		Shares
	Investments Sold Short (0.1%)
	Exchange-Traded Funds Sold Short (0.1%)
	SPDR S&P 500 ETF Trust	(4,889)	(1,206,459)
	Total Investments Sold Short (Proceeds $1,207,834)	(0.1)%	(1,206,459)
	Total Investments, Net of Investments Sold Short (Cost $759,952,276) (c)	99.6	935,638,033
	Other Assets, Less Liabilities	0.4	3,995,599
	Net Assets	100.0%	$939,633,632

†	Percentages indicated are based on Fund net assets.
¤	Among the Fund's 10 largest holdings, as of July 31, 2017, excluding short-term investment. May be subject to change daily.
(a)	Non-income producing security.
(b)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(c)	As of July 31, 2017, cost was $766,584,749 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$180,203,189
Gross unrealized depreciation	(9,943,446)
Net unrealized appreciation	$170,259,743

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

Open OTC total return equity swap contracts as of July 31, 2017 were as follows[1]:

Swap Counterparty	Reference Obligation	Rate(s) (Paid)/Received by the Fund	Termination Date(s)	Notional Amount Long/ (Short) (000)*	Unrealized Appreciation
Citigroup	3D Systems Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,179)	83,800
Citigroup	AAC Holdings, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(941)	69,444
Citigroup	Accelerate Diagnostics, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,341)	284,903
Citigroup	Advanced Micro Devices, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,238)	43,596
Citigroup	AdvanSix, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,023	217,779
Citigroup	Altisource Portfolio Solutions S.A.	1 Month LIBOR BBA plus 0.65%	06/21/2018	457	54,781
Citigroup	Amphastar Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,542	202,024
Citigroup	AmTrust Financial Services, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,208	357,069
Citigroup	AngioDynamics, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	243	5,661
Citigroup	ANI Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	174	1,421
Citigroup	Archer-Daniels-Midland Co.	1 Month LIBOR BBA plus 0.65%	06/21/2018	6,405	183,106
Citigroup	Axon Enterprise, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,226)	17,222
Citigroup	Banc of California, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	908	6,951
Citigroup	Barnes & Noble, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	847	39,939
Citigroup	Basic Energy Services, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,373)	150,327
Citigroup	Biogen, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	7,097	1,011,507
Citigroup	Blucora, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,120	235,991
Citigroup	Brink's Co.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,790	726,750
Citigroup	Caesars Entertainment Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,997	113,992
Citigroup	Cal-Maine Foods, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,293)	11,400
Citigroup	California Resources Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,112)	630,428
Citigroup	Capital Senior Living Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,363)	92,520
Citigroup	CARBO Ceramics, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,135)	413,282
Citigroup	Carbonite, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,138	126,792
Citigroup	Caterpillar, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	7,684	338,193
Citigroup	Central Garden & Pet Co.	1 Month LIBOR BBA plus 0.65%	06/21/2018	974	54,440
Citigroup	Cheniere Energy, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,593)	375,119
Citigroup	ClubCorp Holdings, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	157	46,855
Citigroup	Cobalt International Energy, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(139)	57,040
Citigroup	Coca-Cola Bottling Co. Consolidated	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,068	221,047
Citigroup	Collegium Pharmaceutical, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(561)	23,664
Citigroup	Corcept Therapeutics, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,237	122,749
Citigroup	Costamare, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,320)	72,120
Citigroup	Customers Bancorp, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,287	50,491
Citigroup	Dermira, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,212)	77,816
Citigroup	DexCom, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,280)	76,296
Citigroup	Dineequity, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,265)	92,677
Citigroup	Duluth Holdings, Inc., Class B	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,329)	38,379
Citigroup	Elf Beauty, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,242)	14,719
Citigroup	Endurance International Group Holdings, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	730	75,114
Citigroup	Energous Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,290)	146,636
Citigroup	Energy Recovery, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,530)	78,033
Citigroup	Express Scripts Holding Co.	1 Month LIBOR BBA plus 0.65%	06/21/2018	4,088	121,540
Citigroup	Extraction Oil & Gas, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,569)	379,214
Citigroup	Fairmount Santrol Holdings, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(4,597)	1,672,174
Citigroup	FireEye, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,185)	90,945
Citigroup	First Bancorp Puerto Rico	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,753	176,070
Citigroup	First Hawaiian, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,972	95,660
Citigroup	First Solar, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,258	814,480
Citigroup	Flagstar Bancorp, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,518	136,254
Citigroup	Flotek Industries, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,755)	618,955
Citigroup	Forum Energy Technologies, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(476)	101,934
Citigroup	Fred's, Inc., Class A	1 Month LIBOR BBA minus 3.25%	06/21/2018	(4,878)	1,805,035
Citigroup	Freeport-McMoRan, Inc	1 Month LIBOR BBA plus 0.65%	06/21/2018	5,494	1,285,472
Citigroup	General Cable Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,946	493,184
Citigroup	Gilead Sciences, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	8,440	1,353,132
Citigroup	Global Brass & Copper Holdings, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,376	59,900
Citigroup	GoPro, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,412)	110,836
Citigroup	Greenbrier Cos., Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,305	39,073
Citigroup	Groupon, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	536	123,141
Citigroup	Halyard Health, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,729	259,711
Citigroup	HealthEquity, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(707)	28,053
Citigroup	Heska Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,290	379,148
Citigroup	HMS Holdings Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,501	155,370
Citigroup	Hortonworks, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,026)	10,328
Citigroup	HSN, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,159	318,931
Citigroup	Impax Laboratories, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,724	641,088
Citigroup	Integer Holdings Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,046	443,550
Citigroup	Intercept Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,104)	7,160
Citigroup	Intersect ENT, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,903	144,212
Citigroup	Intrexon Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,340)	158,471
Citigroup	KBR, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(571)	3,423
Citigroup	KEMET Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,002	200,219
Citigroup	Kronos Worldwide, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	327	54,965
Citigroup	Lantheus Holdings, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	981	11,373
Citigroup	LSB Industries, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,375)	550,832
Citigroup	Masimo Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,058	196,478
Citigroup	McDermott International, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,884	171,782
Citigroup	McKesson Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	4,189	16,628
Citigroup	Merit Medical Systems, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	229	1,088
Citigroup	Meritor, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	526	47,403
Citigroup	MoneyGram International, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	249	578
Citigroup	Mosaic Co. (The)	1 Month LIBOR BBA plus 0.65%	06/21/2018	5,809	265,199
Citigroup	Motorcar Parts of America, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,359)	138,512
Citigroup	Neurocrine Biosciences, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,209)	9,099
Citigroup	New Media Investment Group, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	154	1,727
Citigroup	New York Community Bancorp, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,853	41,524
Citigroup	NRG Energy, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	4,123	1,933,560
Citigroup	Ocular Therapeutix, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,230)	1,236,962
Citigroup	Office Depot, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,791	478,994
Citigroup	OFG Bancorp	1 Month LIBOR BBA plus 0.65%	06/21/2018	920	30,880
Citigroup	Orthofix International N.V.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,109	25,890
Citigroup	Pacific Biosciences of California, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,984)	238,894
Citigroup	Paratek Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,042)	179,457
Citigroup	Party City Holdco, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,072)	229,530
Citigroup	PBF Energy, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,300	29,918
Citigroup	Phibro Animal Health Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	676	60,795
Citigroup	Potlatch Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,041	62,655
Citigroup	PRA Health Sciences, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	121	2,321
Citigroup	Pulse Biosciences, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(665)	222,055
Citigroup	Pure Storage, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(484)	13,170
Citigroup	Quad/Graphics, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,613	30,321
Citigroup	Quality Systems, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,870	306,499
Citigroup	RadNet, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	21	980
Citigroup	Range Resources Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,381)	260,693
Citigroup	Rayonier Advanced Materials, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,057	137,154
Citigroup	Rite Aid Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,648)	211,454
Citigroup	Rush Enterprises, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,199	570,285
Citigroup	Sanchez Energy Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(702)	56,835
Citigroup	SciClone Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	130	22,999
Citigroup	Seattle Genetics, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,130)	100,331
Citigroup	Shake Shack, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,561)	431,793
Citigroup	SJW Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	52	5,698
Citigroup	Sucampo Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,932	114,725
Citigroup	Supernus Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,719	431,609
Citigroup	Synchronoss Technologies, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,010	27,685
Citigroup	Synchrony Financial	1 Month LIBOR BBA plus 0.65%	06/21/2018	6,383	305,923
Citigroup	TESARO, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,312)	52,062
Citigroup	Theravance Biopharma, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,408)	326,253
Citigroup	Tile Shop Holdings, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,183)	330,397
Citigroup	Time, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,610	109,553
Citigroup	Titan International, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	91	26,424
Citigroup	Triumph Group, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	530	12,404
Citigroup	TTM Technologies, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,360	162,532
Citigroup	U.S. Silica Holdings, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,647)	357,449
Citigroup	Under Armour, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(725)	63,740
Citigroup	United States Steel Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	945	135,234
Citigroup	United Therapeutics Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	5,526	328,589
Citigroup	Weatherford International PLC	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,781)	383,640
Citigroup	William Lyon Homes, Class A	1 Month LIBOR BBA minus 3.25%	06/21/2018	(383)	14,501
Citigroup	XL Group, Ltd.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,557	48,346
Citigroup	Zynerba Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(754)	165,077
				$59,963	$31,095,885

					Unrealized Depreciation
Citigroup	Acacia Communications, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,164)	(8,930)
Citigroup	Acadia Healthcare Co., Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,819)	(680,169)
Citigroup	ACADIA Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,065)	(191,681)
Citigroup	Aclaris Therapeutics, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,906)	(443,182)
Citigroup	Advisory Board Co.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(297)	(31,223)
Citigroup	Aerie Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(980)	(333,960)
Citigroup	Agios Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,890)	(348,000)
Citigroup	Akamai Technologies, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	5,826	(64,753)
Citigroup	Allegheny Technologies, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,895)	(494,996)
Citigroup	Allscripts Healthcare Solutions, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,072	(24,679)
Citigroup	Alnylam Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,840)	(335,851)
Citigroup	Altria Group, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	4,277	(462,588)
Citigroup	AMBAC Financial Group, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,693)	(561,309)
Citigroup	Amplify Snack Brands, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,141)	(393,624)
Citigroup	Anadarko Petroleum Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,711	(168,877)
Citigroup	Archrock, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,261	(8,057)
Citigroup	Astec Industries, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	129	(13,110)
Citigroup	Atkore International Group, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	554	(29,186)
Citigroup	Beazer Homes USA, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,437	(164,522)
Citigroup	Benefitfocus, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(311)	(36,446)
Citigroup	Big 5 Sporting Goods Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	881	(189,629)
Citigroup	Bill Barrett Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	58	(8,489)
Citigroup	BioScrip, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(440)	(303,496)
Citigroup	BioTelemetry, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(467)	(1,902)
Citigroup	Brinker International, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	43	(2,465)
Citigroup	Bristow Group, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(118)	(3,162)
Citigroup	Buckle, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(13)	(200)
Citigroup	Camping World Holdings, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(820)	(62,048)
Citigroup	CarMax, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,127)	(212,442)
Citigroup	Castlight Health, Inc., Class B	1 Month LIBOR BBA minus 3.25%	06/21/2018	(683)	(110,700)
Citigroup	Catalent, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,233	(82,317)
Citigroup	Centennial Resource Development, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,403)	(123,825)
Citigroup	Cerus Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,193)	(52,920)
Citigroup	Chart Industries, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	906	(35,584)
Citigroup	Cloud Peak Energy, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	7	(163)
Citigroup	CommerceHub, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(8)	(12,890)
Citigroup	Coupa Software, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(687)	(1,688)
Citigroup	Cray, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,810)	(283,260)
Citigroup	Credit Acceptance Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,961)	(352,317)
Citigroup	Dean Foods Co.	1 Month LIBOR BBA plus 0.65%	06/21/2018	882	(157,914)
Citigroup	Diplomat Pharmacy, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,587	(201,987)
Citigroup	DXP Enterprises, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	552	(135,050)
Citigroup	Endologix, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,019)	(15,709)
Citigroup	Envision Healthcare Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,092)	(51,327)
Citigroup	Etsy, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,828)	(106,335)
Citigroup	Everi Holdings, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	674	(7,428)
Citigroup	Evolent Health, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(329)	(11,029)
Citigroup	Exelixis, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	—	(41,644)
Citigroup	Exterran Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,270	(52,268)
Citigroup	Extreme Networks, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	717	(41,565)
Citigroup	First Financial Bankshares, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(389)	(39,105)
Citigroup	Fitbit, Inc., Class A	1 Month LIBOR BBA minus 3.25%	06/21/2018	(71)	(1,500)
Citigroup	Frank's International N.V.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,627)	(53,619)
Citigroup	GNC Holdings, Inc., Class A	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,425)	(760,418)
Citigroup	Golar LNG, Ltd.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,218)	(79,979)
Citigroup	Gold Resource Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,249)	(233,080)
Citigroup	Guidewire Software, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,985)	(35,971)
Citigroup	Harsco Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,043	(12,218)
Citigroup	Health Insurance Innovations, Inc., Class A	1 Month LIBOR BBA minus 3.25%	06/21/2018	(322)	(3,739)
Citigroup	HomeStreet, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,227	(48,140)
Citigroup	Horizon Pharma PLC	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,027	(193,336)
Citigroup	Hornbeck Offshore Services, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(287)	(64,121)
Citigroup	Hospitality Properties Trust	1 Month LIBOR BBA plus 0.65%	06/21/2018	5,530	(177,426)
Citigroup	Iconix Brand Group, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,731)	(211,507)
Citigroup	INC Research Holdings, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,427	(215,410)
Citigroup	Insight Enterprises, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,115	(44,427)
Citigroup	International Business Machines Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	7,375	(430,178)
Citigroup	Intra-Cellular Therapies, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,926)	(349,784)
Citigroup	Ionis Pharmaceuticals, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,840)	(219,116)
Citigroup	IPG Photonics Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(131)	(12,295)
Citigroup	Juno Therapeutics, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,975)	(247,744)
Citigroup	Koppers, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,152	(33,565)
Citigroup	Kosmos Energy, Ltd.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,398)	(14,318)
Citigroup	LGI Homes, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,453)	(900,073)
Citigroup	LHC Group, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	527	(34,290)
Citigroup	Liberty Media Corp., Liberty Capital	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,294)	(56,972)
Citigroup	Liberty Ventures	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,091)	(434,933)
Citigroup	MarketAxess Holdings, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,460)	(61,928)
Citigroup	Matson, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	198	(11,404)
Citigroup	MBIA, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,568)	(668,371)
Citigroup	Merck & Co., Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,284	(32,529)
Citigroup	Mobile Mini, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(104)	(10,562)
Citigroup	Molina Healthcare, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,199	(12,247)
Citigroup	Monro Muffler Brake, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,209)	(12,319)
Citigroup	Navient Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,352)	(65,676)
Citigroup	NN, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	416	(15,001)
Citigroup	Novocure, Ltd.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,679)	(777,714)
Citigroup	Oceaneering International, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	6,000	(31,156)
Citigroup	Ocwen Financial Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,191)	(134,578)
Citigroup	Omega Protein Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	752	(81,705)
Citigroup	ON Semiconductor Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	5,864	(202,885)
Citigroup	OraSure Technologies, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	615	(2,182)
Citigroup	Pacira Pharmaceuticals, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,475	(334,200)
Citigroup	Pandora Media, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,039)	(16,020)
Citigroup	Penn National Gaming, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	534	(16,291)
Citigroup	Pier 1 Imports, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,278	(221,350)
Citigroup	Pinnacle Entertainment, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	16	(1,068)
Citigroup	Plug Power, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,272)	(265,162)
Citigroup	Premier, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,603)	(42,360)
Citigroup	Proto Labs, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,550)	(354,191)
Citigroup	QEP Resources, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,713	(338,060)
Citigroup	Quality Care Properties, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	286	(29,840)
Citigroup	Quantenna Communications, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,639)	(24,641)
Citigroup	Red Robin Gourmet Burgers, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	809	(37,416)
Citigroup	Revance Therapeutics, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(908)	(104,599)
Citigroup	Ring Energy, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(218)	(67)
Citigroup	Rowan Cos., PLC, Class A	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,665	(42,274)
Citigroup	Royal Gold, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,161)	(276,068)
Citigroup	RPC, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,173)	(92,905)
Citigroup	Schnitzer Steel Industries, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,019	(12,663)
Citigroup	Scorpio Bulkers, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,912)	(511,951)
Citigroup	Sears Holdings Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,085)	(59,280)
Citigroup	Shenandoah Telecommunications Co.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,547)	(23,893)
Citigroup	Shutterfly, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	227	(1,601)
Citigroup	Southern Copper Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	—	(192,072)
Citigroup	Spectrum Brands Holdings, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	5,885	(402,050)
Citigroup	Square, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,265)	(25,977)
Citigroup	St. Joe Co.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(65)	(3,397)
Citigroup	Stepan Co.	1 Month LIBOR BBA plus 0.65%	06/21/2018	947	(50,888)
Citigroup	SunCoke Energy, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	237	(40,357)
Citigroup	SunPower Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(845)	(293,314)
Citigroup	Sunrun, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,402)	(1,273,994)
Citigroup	Syntel, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,166)	(193,768)
Citigroup	Taylor Morrison Home Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,477	(101,527)
Citigroup	Teladoc, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,289)	(163,910)
Citigroup	Tenet Healthcare Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(129)	(524)
Citigroup	Textainer Group Holdings, Ltd.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,714)	(709,928)
Citigroup	TherapeuticsMD, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(2,570)	(899,578)
Citigroup	TransDigm Group, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,132)	(197,060)
Citigroup	Transocean, Ltd.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,812	(24,091)
Citigroup	TrueBlue, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	2,548	(93,880)
Citigroup	Twilio, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(1,680)	(220,060)
Citigroup	Ultra Petroleum Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	1,164	(55,796)
Citigroup	Universal Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,317	(109,654)
Citigroup	Universal Display Corp.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,227)	(16,701)
Citigroup	Vonage Holdings Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	114	(4,811)
Citigroup	Wabash National Corp.	1 Month LIBOR BBA plus 0.65%	06/21/2018	3,288	(330,912)
Citigroup	Web.com Group, Inc.	1 Month LIBOR BBA plus 0.65%	06/21/2018	298	(8,032)
Citigroup	Westmoreland Coal Co.	1 Month LIBOR BBA plus 0.65%	06/21/2018	180	(67,860)
Citigroup	WEX, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,049)	(37,955)
Citigroup	Wingstop, Inc.	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,184)	(18,139)
Citigroup	Zillow Group, Inc., Class A	1 Month LIBOR BBA minus 3.25%	06/21/2018	(3,150)	(110,901)
				$(34,340)	$(22,938,874)

1	Cash of $5,460,000 has been segregated with Citigroup Global Markets to cover requirements for open OTC swap contracts at July 31, 2017.
*	Notional amounts reflected as a positive value indicate a long position held by the Fund or Index and a negative value indicates a short position.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2017, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$913,197,480	$—	$—	$913,197,480
Short-Term Investment
Repurchase Agreement	—	23,647,012	—	23,647,012
Total Investments in Securities	$913,197,480	$23,647,012	$—	$936,844,492
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	31,008,495	—	31,008,495
Total Investments in Securities and Other Financial Instruments	$913,197,480	$54,655,507	$—	$967,852,987

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Exchange Traded Fund Sold Short	$(1,206,459)	$—	$—	$(1,206,459)
Total Short-Term Investments Sold Short	$(1,206,459)	$—	$—	$(1,206,459)
Other Financial Instruments
OTC Total Return Equity Swap Contracts (b)	—	(23,131,661)	—	(23,131,661)
Total Investments in Securities Sold Short and Other Financial Instruments	$(1,206,459)	$(23,131,661)	$—	$(24,338,120)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2017, the Fund did not have any transfers between among levels.

As of July 31, 2017, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Funds Trust

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2017 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds Trust adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, the Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms, if appropriate, the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including each Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2017, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2017, there were no material changes to the fair value methodologies.

Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2017, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which those certain Funds' net asset values ("NAVs") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2017, no foreign equity securities held by the Funds were fair valued in such a manner.

Investments in Underlying Portfolios/Funds are valued at their respective NAVs at the close of business each day. Securities held by the Underlying Portfolios/Funds are valued using policies consistent with those used by the Underlying Portfolios/Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities, rights, warrants and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAVs as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

A fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of a Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary materially from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) determine the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including: (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities often valued in accordance with methods deemed by the Board in good faith to be reasonable and appropriate to accurately reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was determined as of July 31, 2017 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2017, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Investments in Affiliates (in 000s) During the period ended July 31, 2017, purchases and sales transactions, income earned from investments and percentages of ownership of Affiliated Investment Companies were as follows:

MainStay Floating Rate Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	%
MainStay High Yield Corporate Bond Fund Class I	$9,488	$3,000	$(11,250)	$447	$54	$1,262	0.0	(a)

(a) Less than one-tenth of a percent.

MainStay Conservative Allocation Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$6,186	$(138)	$78	$-	$6,206	4.4
IQ 50 Percent Hedged FTSE International ETF	6,561	9,012	(601)	234	72	15,862	4.5
IQ Chaikin U.S. Small Cap ETF	-	1,919	-	1	-	1,981	1.3
IQ Enhanced Core Bond U.S. ETF	21,086	2,479	(1,486)	338	-	21,620	29.8
IQ Enhanced Core Plus Bond U.S. ETF	69	-	(61)	1	-	7	-	(a)
IQ Global Resources ETF	2,455	874	(284)	9	-	3,093	1.7
IQ S&P High Yield Low Volatility Bond ETF	-	5,348	-	7	-	5,381	5.8
MainStay Absolute Return Multi-Strategy Fund Class I	34,894	3,182	(6,752)	626	-	31,393	27.3
MainStay Convertible Fund Class I	-	9,075	(149)	53	-	9,353	1.8
MainStay Cornerstone Growth Fund Class I	-	4,442	(2)	-	-	4,909	8.3
MainStay Cushing MLP Premier Fund Class I	3,136	229	(133)	229	-	3,112	0.6
MainStay Cushing Renaissance Advantage Fund Class I	12,096	5,703	(4,354)	307	-	13,520	9.3
MainStay Emerging Markets Equity Fund Class I	12,887	9,250	(2,048)	445	-	23,262	13.3
MainStay Epoch Capital Growth Fund Class I	3,318	43	(145)	11	-	3,827	3.8
MainStay Epoch Global Choice Fund Class I	9,697	153	(931)	103	-	10,860	5.8
MainStay Epoch International Choice Fund Class I (b)	5,188	2,481	(2,059)	180	-	6,180	1.2
MainStay Epoch U.S. All Cap Fund Class I	4,016	9,792	(672)	79	97	14,674	1.9
MainStay Epoch U.S. Equity Yield Fund Class I	1,458	7,689	(398)	80	6	9,365	1.7
MainStay Epoch U.S. Small Cap Fund Class I	27,248	360	(9,910)	146	-	22,133	6.7
MainStay Floating Rate Fund Class I	29,492	6,717	(782)	914	-	35,642	3.8
MainStay High Yield Corporate Bond Fund Class I	23,990	3,982	(12,228)	990	-	16,174	0.3
MainStay High Yield Municipal Bond Fund Class I	-	7,782	(8,088)	118	4	-	-
MainStay High Yield Opportunities Fund Class I (c)	2,911	47	(2,767)	45	-	-	-
MainStay ICAP Equity Fund Class I (d)	3,565	2,726	(5,461)	60	1,147	-	-
MainStay Indexed Bond Fund Class I	44,795	3,160	(12,777)	670	480	33,804	32.7
MainStay International Opportunities Fund Class I	4,461	5,060	(2,155)	138	-	7,881	1.4
MainStay Large Cap Growth Fund Class I	19,280	4,708	(13,177)	-	2,120	11,928	0.2
MainStay MAP Equity Fund Class I	23,694	975	(9,867)	363	250	18,457	2.6
MainStay S&P 500 Index Fund Class I	3,625	2,811	(5,387)	15	66	1,281	0.2
MainStay Short Duration High Yield Fund Class I	10,645	1,487	(471)	373	-	11,739	1.9
MainStay Total Return Bond Fund Class I	89,328	14,055	(18,079)	1,809	-	85,161	7.6
MainStay Unconstrained Bond Fund Class I	12,724	547	(593)	390	-	12,793	1.5
MainStay U.S. Equity Opportunities Fund Class I	25,432	1,305	(14,106)	33	427	16,469	2.3
Total	$438,051	$133,579	$(136,061)	$8,845	$4,669	$458,067

MainStay Moderate Allocation Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$8,786	$-	$111	$-	$9,065	6.4
IQ 50 Percent Hedged FTSE International ETF	10,716	12,470	(339)	356	117	24,292	6.8
IQ Chaikin U.S. Small Cap ETF	-	10,455	-	4	-	10,631	7.1
IQ Enhanced Core Bond U.S. ETF	11,367	374	(5,740)	134	-	5,706	7.9
IQ Enhanced Core Plus Bond U.S. ETF	18,290	10,477	(1,435)	535	-	27,499	10.5
IQ Global Resources ETF	5,664	2,108	(396)	21	-	7,498	4.1
IQ S&P High Yield Low Volatility Bond ETF	-	3,119	-	5	-	3,137	3.4
MainStay Absolute Return Multi-Strategy Fund Class I	35,812	1,493	(6,103)	646	-	31,280	27.2
MainStay Convertible Fund Class I	-	13,924	(210)	81	-	14,370	2.8
MainStay Cornerstone Growth Fund Class I	-	8,563	(82)	-	-	9,313	15.7
MainStay Cushing MLP Premier Fund Class I	4,656	355	(144)	342	-	4,688	0.8
MainStay Cushing Renaissance Advantage Fund Class I	22,130	3,214	(2,266)	512	-	23,666	16.4
MainStay Emerging Markets Equity Fund Class I	25,399	14,225	(3,076)	910	-	42,588	24.3
MainStay Epoch Capital Growth Fund Class I	5,016	89	(52)	17	-	5,990	5.9
MainStay Epoch Global Choice Fund Class I	14,579	363	(463)	155	-	17,476	9.3
MainStay Epoch International Choice Fund Class I (b)	18,431	3,613	(2,850)	653	-	21,972	4.1
MainStay Epoch U.S. All Cap Fund Class I	26,987	10,107	(325)	531	655	41,795	5.5
MainStay Epoch U.S. Equity Yield Fund Class I	3,344	23,309	(247)	242	14	30,025	5.3
MainStay Epoch U.S. Small Cap Fund Class I	39,775	461	(12,647)	229	-	34,169	10.3
MainStay Floating Rate Fund Class I	29,237	6,701	(674)	917	-	35,486	3.8
MainStay High Yield Corporate Bond Fund Class I	21,344	3,354	(15,407)	819	-	9,665	0.2
MainStay High Yield Municipal Bond Fund Class I	-	7,469	(7,761)	113	4	-	-
MainStay High Yield Opportunities Fund Class I (c)	2,680	49	(2,550)	42	-	-	-
MainStay ICAP Equity Fund Class I (d)	22,380	4,911	(23,159)	252	4,544	-	-
MainStay Indexed Bond Fund Class I	11,572	690	(5,031)	154	129	6,855	6.6
MainStay International Equity Fund Class I	4,262	247	(893)	23	-	4,251	2.1
MainStay International Opportunities Fund Class I	17,462	11,261	(5,191)	541	-	25,858	4.5
MainStay Large Cap Growth Fund Class I	43,958	10,964	(26,337)	-	4,834	31,850	0.5
MainStay MAP Equity Fund Class I	58,070	2,259	(16,615)	884	607	53,133	7.5
MainStay S&P 500 Index Fund Class I	5,487	4,295	(8,088)	24	104	2,051	0.3
MainStay Short Duration High Yield Fund Class I	15,980	1,182	(963)	539	-	16,313	2.6
MainStay Total Return Bond Fund Class I	106,179	15,672	(24,901)	1,983	-	96,541	8.6
MainStay Unconstrained Bond Fund Class I	18,800	627	(304)	584	-	19,298	2.3
MainStay U.S. Equity Opportunities Fund Class I	58,026	2,214	(19,943)	74	967	49,447	6.9
Total	$657,603	$199,400	$(194,192)	$12,433	$11,975	$715,908

MainStay Moderate Growth Allocation Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income		Capital Gain Distributions Received	Value, end of period	%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$9,039	$-	$103		$-	$9,295	6.6
IQ 50 Percent Hedged FTSE International ETF	8,900	14,704	(131)	334		98	24,784	7.0
IQ Chaikin U.S. Small Cap ETF	-	11,339	-	6			11,581	7.7
IQ Enhanced Core Plus Bond U.S. ETF	14,221	372	(7,993)	210		-	6,431	2.5
IQ Global Resources ETF	7,624	3,155	(835)	28		-	10,100	5.5
IQ S&P High Yield Low Volatility Bond ETF	-	2,627	-	-	(e)		2,646	2.8
MainStay Absolute Return Multi-Strategy Fund Class I	14,590	819	(2,095)	264		-	13,351	11.6
MainStay Convertible Fund Class I	-	14,052	(236)	82		-	14,475	2.8
MainStay Cornerstone Growth Fund Class I	-	8,906	-	-		-	9,766	16.5
MainStay Cushing MLP Premier Fund Class I	4,714	347	(102)	347		-	4,772	0.8
MainStay Cushing Renaissance Advantage Fund Class I	39,755	7,866	(8,165)	945		-	40,040	27.7
MainStay Emerging Markets Equity Fund Class I	30,803	15,015	(2,779)	1,139		-	50,338	28.7
MainStay Epoch Capital Growth Fund Class I	4,848	64	(33)	16		-	5,785	5.7
MainStay Epoch Global Choice Fund Class I	14,163	224	(353)	150		-	16,953	9.0
MainStay Epoch International Choice Fund Class I (b)	29,963	3,147	(3,769)	1,079		-	34,123	6.4
MainStay Epoch U.S. All Cap Fund Class I	16,036	19,080	(296)	315		389	39,021	5.1
MainStay Epoch U.S. Equity Yield Fund Class I	4,198	26,555	(16)	229		18	32,585	5.8
MainStay Epoch U.S. Small Cap Fund Class I	76,348	1,075	(14,715)	454		-	75,679	22.7
MainStay Floating Rate Fund Class I	27,305	11,788	(1,455)	916		-	37,822	4.0
MainStay High Yield Corporate Bond Fund Class I	22,454	4,062	(18,479)	879		-	8,403	0.2
MainStay High Yield Municipal Bond Fund Class I	-	1,443	(1,496)	21		1	-	-
MainStay High Yield Opportunities Fund Class I (c)	2,768	76	(2,660)	43		-	-	-
MainStay ICAP Equity Fund Class I (d)	27,410	6,281	(30,478)	324		5,899	-	-
MainStay International Equity Fund Class I	9,585	885	(2,085)	55		-	9,849	4.8
MainStay International Opportunities Fund Class I	27,863	13,063	(6,206)	875		-	38,649	6.7
MainStay Large Cap Growth Fund Class I	49,680	12,025	(17,479)	-		5,462	48,662	0.7
MainStay MAP Equity Fund Class I	69,481	2,414	(12,113)	1,064		731	71,348	10.1
MainStay S&P 500 Index Fund Class I	8,370	4,469	(8,015)	97		313	5,417	0.7
MainStay Short Duration High Yield Fund Class I	15,460	932	(742)	528		-	15,760	2.5
MainStay Total Return Bond Fund Class I	14,685	1,870	(9,457)	176		-	6,924	0.6
MainStay Unconstrained Bond Fund Class I	18,174	712	(749)	559		-	18,304	2.2
MainStay U.S. Equity Opportunities Fund Class I	78,992	2,315	(29,287)	102		1,329	64,307	8.9
Total	$638,390	$200,721	$(182,219)	$11,340		$14,240	$727,170

MainStay Growth Allocation Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$4,345	$(7)	$52	$-	$4,472	3.2
IQ 50 Percent Hedged FTSE International ETF	4,513	6,801	(161)	165	52	11,846	3.3
IQ Chaikin U.S. Small Cap ETF	-	9,939	-	4	-	10,051	6.7
IQ Global Resources ETF	4,826	2,374	(796)	19	-	6,518	3.6
MainStay Absolute Return Multi-Strategy Fund Class I	719	9	(739)	9	-	-	-
MainStay Cornerstone Growth Fund Class I	-	5,235	(6)	-	-	5,699	9.6
MainStay Cushing MLP Premier Fund Class I	2,168	226	(152)	159	-	2,166	0.4
MainStay Cushing Renaissance Advantage Fund Class I	25,396	8,640	(7,207)	625	-	26,919	18.6
MainStay Emerging Markets Equity Fund Class I	21,184	8,805	(3,565)	778	-	31,055	17.7
MainStay Epoch Capital Growth Fund Class I	2,407	231	(56)	8	-	3,045	3.0
MainStay Epoch Global Choice Fund Class I	7,108	110	(512)	75	-	8,147	4.3
MainStay Epoch International Choice Fund Class I (b)	19,319	2,850	(2,475)	698	-	22,983	4.3
MainStay Epoch U.S. All Cap Fund Class I	10,359	13,316	(34)	205	253	26,422	3.5
MainStay Epoch U.S. Equity Yield Fund Class I	2,633	23,688	(232)	201	11	26,957	4.8
MainStay Epoch U.S. Small Cap Fund Class I	48,324	353	(9,543)	287	-	47,325	14.2
MainStay ICAP Equity Fund Class I (d)	18,602	4,601	(21,291)	232	4,279	-	-
MainStay International Equity Fund Class I	6,225	599	(1,183)	35	-	6,643	3.2
MainStay International Opportunities Fund Class I	18,386	5,978	(3,384)	582	-	23,683	4.1
MainStay Large Cap Growth Fund Class I	30,312	7,271	(14,264)	-	3,333	25,921	0.4
MainStay MAP Equity Fund Class I	43,650	1,559	(10,475)	675	464	41,948	5.9
MainStay S&P 500 Index Fund Class I	5,144	2,514	(2,106)	127	379	6,045	0.8
MainStay U.S. Equity Opportunities Fund Class I	48,938	1,123	(18,015)	64	835	39,633	5.5
Total	$320,213	$110,567	$(96,203)	$5,000	$9,606	$377,478

(a) Less than one-tenth of a percent.

(b) Prior to March 13, 2017, known as MainStay ICAP International Fund Class I.

(c) Reorganized into the MainStay High Yield Corporate Bond Fund Class I on February 17, 2017.

(d) Reorganized into the MainStay Epoch U.S. Equity Yield Fund Class I on May 8, 2017.

(e) Less than $500.

MainStay Retirement 2010 Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income		Capital Gain Distributions Received	Value, end of period		%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$563	$(68)	$7		$-	$510		0.4
IQ 50 Percent Hedged FTSE International ETF	975	543	(336)	24		11	1,301		0.4
IQ Chaikin U.S. Small Cap ETF	-	403	(13)	-	(a)	-	393		0.3
IQ Enhanced Core Bond U.S. ETF	2,329	310	(740)	35		-	1,845		2.5
IQ Enhanced Core Plus Bond U.S. ETF	8	-	(4)	-	(a)	-	3		-	(b)
IQ Global Resources ETF	223	70	(103)	1		-	196		0.1
IQ S&P High Yield Low Volatility Bond ETF	-	437	(14)	1		-	426		0.5
MainStay Common Stock Fund Class I	2,130	194	(1,031)	32		-	1,595		1.7
MainStay Convertible Fund Class I	-	1,014	(272)	5		-	783		0.2
MainStay Cornerstone Growth Fund Class I	-	1,394	(408)	-		-	1,093		1.8
MainStay Epoch International Choice Fund Class I (c)	58	58	(74)	4		-	51		-	(b)
MainStay Epoch International Small Cap Fund Class I	299	354	(188)	2		-	514		1.7
MainStay Epoch U.S. All Cap Fund Class I	2,423	210	(1,447)	47		58	1,525		0.2
MainStay Epoch U.S. Equity Yield Fund Class I	188	1,179	(733)	7		1	772		0.1
MainStay Floating Rate Fund Class I	832	593	(347)	30		-	1,084		0.1
MainStay High Yield Corporate Bond Fund Class I	2,476	199	(1,801)	96		-	895		-	(b)
MainStay High Yield Municipal Bond Fund Class I	-	1,251	(1,300)	19		1	-		-
MainStay ICAP Equity Fund Class I (d)	1,084	734	(1,642)	13		244	-		-
MainStay Indexed Bond Fund Class I	9,617	1,273	(4,294)	147		108	6,295		6.1
MainStay International Equity Fund Class I	1	2	(2)	-	(a)	-	-	(a)	-	(b)
MainStay Large Cap Growth Fund Class I	1,288	1,140	(1,561)	-		144	986		-	(b)
MainStay MAP Equity Fund Class I	2,363	501	(1,851)	36		24	1,368		0.2
MainStay S&P 500 Index Fund Class I	1,550	556	(1,327)	29		87	873		0.1
MainStay Short Duration High Yield Fund Class I	1,260	301	(461)	42		-	1,110		0.2
MainStay Total Return Bond Fund Class I	12,177	2,841	(5,460)	232		-	9,517		0.9
Total	$41,281	$16,120	$(25,477)	$809		$678	$33,135

MainStay Retirement 2020 Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income		Capital Gain Distributions Received	Value, end of period	%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$1,880	$(344)	$23		$-	$1,608	1.1
IQ 50 Percent Hedged FTSE International ETF	2,333	2,087	(790)	68		26	3,945	1.1
IQ Chaikin U.S. Small Cap ETF		2,562	(162)	1		-	2,444	1.6
IQ Enhanced Core Bond U.S. ETF	6,275	643	(2,031)	95		-	4,733	6.5
IQ Enhanced Core Plus Bond U.S. ETF	751	534	(424)	21		-	866	0.3
IQ Global Resources ETF	1,107	591	(701)	5		-	1,010	0.6
IQ S&P High Yield Low Volatility Bond ETF		508	(7)	-	(a)	-	505	0.5
MainStay Common Stock Fund Class I	10,150	809	(3,865)	154		-	8,597	9.1
MainStay Convertible Fund Class I	-	3,127	(840)	15		-	2,416	0.5
MainStay Cornerstone Growth Fund Class I	-	3,524	(1,044)	-		-	2,767	4.7
MainStay Epoch International Choice Fund Class I (c)	3,720	1,689	(1,896)	137		-	3,986	0.7
MainStay Epoch International Small Cap Fund Class I	2,797	637	(1,235)	21		-	2,622	8.4
MainStay Epoch U.S. All Cap Fund Class I	10,710	745	(4,999)	212		260	8,003	1.1
MainStay Epoch U.S. Equity Yield Fund Class I	622	5,264	(1,911)	34		3	4,468	0.8
MainStay Floating Rate Fund Class I	1,672	1,795	(834)	72		-	2,647	0.3
MainStay High Yield Corporate Bond Fund Class I	5,150	618	(4,701)	178		-	1,103	-	(b)
MainStay High Yield Municipal Bond Fund Class I	-	2,591	(2,690)	38		1	-	-
MainStay ICAP Equity Fund Class I (d)	5,835	2,074	(7,144)	69		1,239	-	-
MainStay Indexed Bond Fund Class I	8,991	882	(4,719)	118		84	4,873	4.7
MainStay International Equity Fund Class I	1,280	132	(883)	6		-	636	0.3
MainStay Large Cap Growth Fund Class I	5,999	2,772	(5,671)	-		668	3,454	0.1
MainStay MAP Equity Fund Class I	10,754	1,377	(5,871)	166		114	7,965	1.1
MainStay S&P 500 Index Fund Class I	6,762	1,631	(4,139)	142		415	4,700	0.6
MainStay Short Duration High Yield Fund Class I	3,808	931	(1,383)	130		-	3,386	0.5
MainStay Total Return Bond Fund Class I	32,486	6,968	(13,350)	624		-	25,990	2.3
Total	$121,202	$46,371	$(71,634)	$2,329		$2,810	$102,724

MainStay Retirement 2030 Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received	Value, end of period	%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$3,345	$(316)	$43	$-	$3,150	2.2
IQ 50 Percent Hedged FTSE International ETF	3,478	4,610	(742)	121	41	7,865	2.2
IQ Chaikin U.S. Small Cap ETF		5,629	(210)	2	-	5,495	3.7
IQ Enhanced Core Plus Bond U.S. ETF	10,542	2,478	(2,346)	262	-	10,671	4.1
IQ Global Resources ETF	2,400	1,342	(1,063)	11	-	2,726	1.5
IQ S&P High Yield Low Volatility Bond ETF		900	(9)	2	-	897	1.0
MainStay Common Stock Fund Class I	20,589	1,491	(3,868)	314	-	21,412	22.6
MainStay Convertible Fund Class I	-	5,210	(788)	27	-	4,647	0.9
MainStay Cornerstone Growth Fund Class I	-	5,639	(973)	-	-	5,165	8.7
MainStay Epoch International Choice Fund Class I (c)	10,807	4,031	(3,367)	402	-	13,100	2.4
MainStay Epoch International Small Cap Fund Class I	5,924	1,675	(1,777)	46	-	6,845	21.9
MainStay Epoch U.S. All Cap Fund Class I	22,373	1,673	(6,181)	440	543	21,233	2.8
MainStay Epoch U.S. Equity Yield Fund Class I	1,473	14,286	(3,054)	90	6	13,028	2.3
MainStay Floating Rate Fund Class I	3,189	3,892	(979)	148	-	6,126	0.7
MainStay High Yield Corporate Bond Fund Class I	8,387	887	(6,466)	323	-	2,860	0.1
MainStay High Yield Municipal Bond Fund Class I	-	2,274	(2,354)	31	1	-	-
MainStay ICAP Equity Fund Class I (d)	12,180	4,808	(15,855)	158	2,902	-	-
MainStay International Equity Fund Class I	4,286	548	(2,244)	22	-	3,094	1.5
MainStay Large Cap Growth Fund Class I	12,567	5,338	(10,447)	-	1,392	8,278	0.1
MainStay MAP Equity Fund Class I	22,308	2,383	(7,073)	346	237	21,397	3.0
MainStay S&P 500 Index Fund Class I	14,770	2,788	(6,402)	326	941	12,176	1.6
MainStay Short Duration High Yield Fund Class I	6,134	1,693	(1,291)	219	-	6,585	1.1
MainStay Total Return Bond Fund Class I	32,414	6,231	(11,828)	589	-	26,660	2.4
Total	$193,821	$83,151	$(89,633)	$3,922	$6,063	$203,410

MainStay Retirement 2040 Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income	Capital Gain Distributions Received		Value, end of period	%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$2,653	$(251)	$32	$-		$2,483	1.8
IQ 50 Percent Hedged FTSE International ETF	2,394	4,315	(546)	94	27		6,539	1.8
IQ Chaikin U.S. Small Cap ETF	-	4,514	(158)	2	-		4,408	2.9
IQ Enhanced Core Plus Bond U.S. ETF	6,796	866	(3,243)	125	-		4,361	1.7
IQ Global Resources ETF	2,233	1,055	(652)	9	-		2,680	1.5
IQ S&P High Yield Low Volatility Bond ETF	-	387	(386)	1	-		-	-
MainStay Common Stock Fund Class I	17,019.00	1,521	(2,713)	260	-		18,518	19.6
MainStay Convertible Fund Class I	-	4,276	(600)	23	-		3,861	0.8
MainStay Cornerstone Growth Fund Class I	-	5,256	(772)	-	-		4,917	8.3
MainStay Epoch International Choice Fund Class I (c)	12,077	3,929	(3,447)	450	-		14,475	2.7
MainStay Epoch International Small Cap Fund Class I	5,657	1,406	(1,314)	46	-		6,808	21.8
MainStay Epoch U.S. All Cap Fund Class I	20,460	1,982	(6,173)	402	496		19,396	2.5
MainStay Epoch U.S. Equity Yield Fund Class I	999	15,216	(3,423)	88	4		12,560	2.2
MainStay Floating Rate Fund Class I	2,005	3,522	(581)	108	-		4,960	0.5
MainStay High Yield Corporate Bond Fund Class I	4,080	560	(3,794)	150	-		866	-	(b)
MainStay High Yield Municipal Bond Fund Class I	-	739	(767)	11	-	(a)	-	-
MainStay ICAP Equity Fund Class I (d)	9,891	5,576	(14,900)	141	2,634		-	-
MainStay International Equity Fund Class I	4,884	861	(2,038)	27	-		4,427	2.2
MainStay Large Cap Growth Fund Class I	14,422	3,922	(6,336)	-	1,601		13,111	0.2
MainStay MAP Equity Fund Class I	18,331	3,406	(6,945)	283	195		17,937	2.5
MainStay S&P 500 Index Fund Class I	13,048	2,813	(5,885)	290	838		10,905	1.5
MainStay Short Duration High Yield Fund Class I	4,740	1,003	(754)	171	-		5,025	0.8
MainStay Total Return Bond Fund Class I	6,894	1,684	(3,655)	108	-		4,869	0.4
Total	$145,930	$71,462	$(69,333)	$2,821	$5,795		$163,106

MainStay Retirement 2050 Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases	Proceeds of Sales	Dividend Income		Capital Gain Distributions Received		Value, end of period	%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$1,507	$(138)	$19		$-		$1,421	1.0
IQ 50 Percent Hedged FTSE International ETF	1,404	2,181	(325)	52		16		3,474	1.0
IQ Chaikin U.S. Small Cap ETF	-	2,530	(102)	1		-		2,459	1.6
IQ Enhanced Core Plus Bond U.S. ETF	1,965	218	(1,578)	23		-		575	0.2
IQ Global Resources ETF	1,237	573	(355)	6		-		1,483	0.8
IQ S&P High Yield Low Volatility Bond ETF	-	82	(82)	-	(a)	-		-	-
MainStay Common Stock Fund Class I	8,496	1,064	(1,582)	129		-		9,316	9.8
MainStay Convertible Fund Class I	-	2,297	(334)	12		-		2,060	0.4
MainStay Cornerstone Growth Fund Class I	-	2,957	(344)	-		-		2,855	4.8
MainStay Epoch International Choice Fund Class I (c)	7,032	2,351	(1,993)	257		-		8,495	1.6
MainStay Epoch International Small Cap Fund Class I	3,092	948	(756)	25		-		3,863	12.4
MainStay Epoch U.S. All Cap Fund Class I	11,265	1,490	(3,752)	220		272		10,715	1.4
MainStay Epoch U.S. Equity Yield Fund Class I	563	6,057	(662)	46		2		6,038	1.1
MainStay Floating Rate Fund Class I	975	1,522	(286)	48		-		2,218	0.2
MainStay High Yield Corporate Bond Fund Class I	1,211	130	(1,282)	30		-		61	-	(b)
MainStay High Yield Municipal Bond Fund Class I	-	211	(219)	3		-	(a)	-	-
MainStay ICAP Equity Fund Class I (d)	4,346	1,243	(5,366)	50		920		-	-
MainStay International Equity Fund Class I	2,716	468	(1,025)	15		-		2,573	1.3
MainStay Large Cap Growth Fund Class I	12,597	5,144	(6,972)	-		1,392		12,098	0.2
MainStay MAP Equity Fund Class I	8,581	992	(2,436)	132		90		8,559	1.2
MainStay S&P 500 Index Fund Class I	5,729	893	(1,986)	125		356		5,028	0.7
MainStay Short Duration High Yield Fund Class I	2,429	527	(1,223)	83		-		1,750	0.3
MainStay Total Return Bond Fund Class I	2,002	410	(1,698)	19		-		683	0.1
Total	$75,640	$35,795	$(34,496)	$1,295		$3,048		$85,724

MainStay Retirement 2060 Fund

Affiliated Investment Company	Value, beginning of period	Cost of Purchases		Proceeds of Sales	Dividend Income		Capital Gain Distributions Received		Value, end of period		%
IQ 50 Percent Hedged FTSE Europe ETF	$-	$97		$-	$1		$-		$100		0.1
IQ 50 Percent Hedged FTSE International ETF	96	150		(1)	3		1		260		0.1
IQ Chaikin U.S. Small Cap ETF	-	121		-	-	(a)	-		123		0.1
IQ Enhanced Core Plus Bond U.S. ETF	29	-		(23)	-	(a)	-		5		-	(b)
IQ Global Resources ETF	80	41		(7)	-	(a)	-		116		0.1
IQ S&P High Yield Low Volatility Bond ETF	-	-	(a)	- (a)	-	(a)	-		-		-
MainStay Common Stock Fund Class I	508	149		(14)	8		-		732		0.8
MainStay Convertible Fund Class I	-	126		(1)	1		-		131		-	(b)
MainStay Cornerstone Growth Fund Class I	-	186		(9)	-		-		192		0.3
MainStay Epoch International Choice Fund Class I (c)	485	214		(45)	18		-		743		0.1
MainStay Epoch International Small Cap Fund Class I	206	81		(4)	2		-		326		1.0
MainStay Epoch U.S. All Cap Fund Class I	719	202		(167)	14		17		871		0.1
MainStay Epoch U.S. Equity Yield Fund Class I	35	506		(19)	4		-	(a)	523		0.1
MainStay Floating Rate Fund Class I	20	63		- (a)	1		-		82		-	(b)
MainStay High Yield Corporate Bond Fund Class I	2	-	(a)	(2)	-	(a)	-		-	(a)	-	(b)
MainStay High Yield Municipal Bond Fund Class I	-	3		(3)	-	(a)	-	(a)	-		-
MainStay ICAP Equity Fund Class I (d)	288	102		(381)	3		60		-		-
MainStay International Equity Fund Class I	200	45		(31)	1		-		250		0.1
MainStay Large Cap Growth Fund Class I	964	418		(372)	-		107		1,119		-	(b)
MainStay MAP Equity Fund Class I	476	129		(95)	7		5		597		0.1
MainStay S&P 500 Index Fund Class I	208	123		(85)	4		12		266		-	(b)
MainStay Short Duration High Yield Fund Class I	142	18		(125)	5		-		35		-	(b)
MainStay Total Return Bond Fund Class I	30	2		(26)	-	(a)	-		5		-	(b)
Total	$4,488	$2,776		$(1,410)	$72		$202		$6,476

(a) Less than $500.

(b) Less than one-tenth of a percent.

(c) Prior to March 13, 2017, known as MainStay ICAP International Fund Class I.

(d) Reorganized into the MainStay Epoch U.S. Equity Yield Fund Class I on May 8, 2017.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	September 28, 2017

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 28, 2017